UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2024
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield Beta ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2024
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield Beta ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the funds’ re-designed Reports by USPS mail in the future. If you would like to receive the funds’ Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Funds
Discussion of Funds’ Performance 3
Understanding Your Fund’s Expenses 17
Statements of Investments 18
Statements of Assets and Liabilities 147
Statements of Operations 150
Statements of Changes in Net Assets 153
Financial Highlights 157
Notes to Financial Statements 164
Information About the Review and Renewal of Each Fund’s
Management and Sub-Investment Advisory Agreements 177
Liquidity Risk Management Program 179
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY
Mellon US Large Cap Core Equity ETF (the “fund”) produced
a net asset value total return of 21.25%.
1
In comparison, the
Solactive GBS United States 500 Index TR (the “Index”), the
fund’s benchmark, returned 21.30% for the same period.
2
In
comparison, the Morningstar
®
US Large Cap Index
SM
, the fund’s
former benchmark, returned 21.27% for the same period.
3,4
Large-cap equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”)
reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and
operating expenses that are not reflected in Index results.
Effective November 15, 2023, the benchmark for the fund has
changed from Morningstar
®
US Large Cap Index
SM
to Solactive
GBS United States 500 Index TR in connection with a change to the fund’s investment objective.
5
The Fund’s Investment Approach
The fund seeks to track the performance of the Index
5
. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a free float market capitalization weighted index designed to measure the performance of 500 of the largest
companies listed on U.S. stock markets. The Index’s universe of eligible securities includes common stock and shares of
real estate investment trusts (REITs) listed on the New York
Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ,
Investors Exchange, or BATS Exchange, traded in U.S.
dollars, and that meet certain tradability requirements. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the Index and current Index constituents with a rank from 426 to 600 are selected until the total number of companies in the Index equals 500. If the
total number of companies is below 500, the highest-ranking
remaining securities are selected until 500 is reached. The Index reconstitutes quarterly in February, May, August, and November.
Economic Growth Drives Equity Gains
Large-cap U.S. equities gained ground during the reporting
period as the U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in 2024. Inflation proved sticky, remaining in a range of 3.1%−3.5% throughout the period despite the highest interest rates in decades. Nevertheless, economic growth remained
relatively strong, bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors
appeared to accept the prospect of rates remaining higher for longer, bidding large-cap share prices to new records. At the same time, market strength broadened beyond the narrow group of artificial intelligence (“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform their value-oriented
counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly, with all industry sectors delivering positive returns.
Cyclically Sensitive Stocks Lead Gains
Communication services stocks produced the strongest returns in the Index, led by fast-growing, technology-centric social media and entertainment companies, such as Spotify Technology SA,
Meta Platforms, Inc. and The Walt Disney Company. The financial sector benefited from high but steady interest rates, robust capital markets activity and a stable regulatory environment, led by gains in shares of Coinbase Global, Inc., KKR & Co., Inc. and
American Express Co. Industrials outperformed as well, with top performers including General Electric Co., Eaton Corp. PLC.
and Vertiv Holdings Co.
Conversely, the energy sector lagged due to weak oil and
gas prices, undermining returns from companies such as
Schlumberger NV, Cheniere Energy, Inc. and Baker Hughes Co.
The interest-rate-sensitive real estate sector was pressured by high rates and fears of an economic slowdown, while companies such as SBA Communications Corp., Sun Communities, Inc. and
Weyerhaeuser Co. also faced competitive challenges that drove shares lower. Finally, utilities proved weak in an environment of high interest rates and investor indifference toward defensive, dividend-paying shares. Notable underperformers included Xcel
Energy, Inc., American Water Works Co., Inc. and Exelon Corp.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest-rate cuts until later this year, if not beyond, markets appear to have readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern.
However, in the absence of unexpected economic shocks, we
expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2024

Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV.
Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet. — The Solactive GBS United States 500 Index TR is a free float market capitalization weighted index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets. The Index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York
Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange,
or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements.
At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the Index and current Index constituents with a rank from 426 to 600 are selected until the total number of companies in the Index equals 500. If the total number of companies is below
500, the highest-ranking remaining securities are selected until 500 is reached. The Index reconstitutes quarterly in February, May, August, and November. Investors cannot invest directly in any index.
3
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 1 and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY
Mellon US Mid Cap Core Equity ETF (the “fund”) produced
a net asset value total return of 21.71%.
1
In comparison, the
Solactive GBS United States 400 Index TR (the “Index”), the
fund’s benchmark, returned 22.37% for the same period.
2
In
comparison, the Morningstar
®
US Mid Cap Index
SM
, the fund’s
former benchmark, returned 22.37% for the same period.
3,4
U.S. equities gained ground during the reporting period as
inflationary pressures eased, interest rates plateaued and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Effective November 15, 2023, the benchmark for the fund has
changed from Morningstar
®
US Mid Cap Index
SM
to Solactive
GBS United States 400 Index TR in connection with a change to the fund’s investment objective.
5
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a free float market capitalization weighted index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets. The Index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock
Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors
Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the
Solactive GBS United States 500 Index TR, an index designed
to measure the performance of 500 of the largest companies
listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the Index and current Index constituents with a rank from 341 to 480 are selected until the total number of companies in the Index equals 400. If the
total number of companies is below 400, the highest-ranking
remaining securities are selected until 400 is reached. The Index reconstitutes quarterly in February, May, August, and November.
Economic Growth Drives Equity Gains
U.S. equities gained ground during the reporting period as the
U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in
2024. Inflation proved sticky, remaining in a range of 3.1%−3.5%
throughout the period despite the highest interest rates in decades.
Nevertheless, economic growth remained relatively strong,
bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors appeared to accept the prospect of rates remaining higher for longer, bidding share prices to new records. At the same time, market strength broadened
beyond the narrow group of artificial intelligence (“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform
their value-oriented counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly. Mid-cap stocks generally matched or exceeded the gains of large caps after underperforming by a significant margin during the prior reporting period.
Utility and Growth-Oriented Technology Shares
Outperform
The utilities sector benefited from its defensive characteristics at a time of volatility and uncertainty relating to the strength of the economy, while utilities focusing on the transition to renewable energy sources, such as Vistra Corp., NRG Energy,
Inc. and The AES Corporation, performed particularly well.
Information technology companies leveraged to advances in AI delivered notably strong returns, led by high performance server manufacturer Super Micro Computer, Inc. , AI-related analytics, software and services provider MicroStrategy, Inc., and software-
based advertising platform AppLovin Corp. In consumer
discretionary, names benefiting from robust personal spending included Carvana Co., Williams-Sonoma, Inc. and DICK’S
Sporting Goods, Inc.
Conversely, the communication services sector lagged due to
increased competition, rising operational costs and regulatory challenges. Notably weak performers included Liberty Broadband
Corp., Roku, Inc. and Match Group, Inc. The energy sector
came under pressure from weak oil and gas prices, undermining returns from companies such as New Fortress Energy, Inc.,
Transocean Ltd. and APA Corp. Finally, the interest-rate-sensitive real estate sector underperformed in response to high interest rates and fears of an economic slowdown, while companies such as Americold Realty Trust, Inc., Ryman Hospitality Properties,
Inc. and Equity LifeStyle Properties, Inc. also faced competitive challenges that drove shares lower.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest-rate cuts until later this year, if not beyond, markets appear to have readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern.
However, in the absence of unexpected economic shocks, we
expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet. — The Solactive GBS United States 400 Index TR is a free float market capitalization weighted index designed to measure the performance of 400 mid-
capitalization companies listed on U.S. stock markets. The Index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ,
Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500
Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the Index and current Index constituents with a rank from 341 to 480 are selected until the total number of companies in the Index equals 400. If the total number of companies is below 400, the highest-ranking remaining securities are selected until 400 is reached. The Index reconstitutes quarterly in February,
May, August, and November. Investors cannot invest directly in any index.
3
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30%
of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 1 and the fund’s prospectus for more details.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon
US Small Cap Core Equity ETF (the “fund”) produced a net
asset value total return of 18.53%.
1
In comparison, the Solactive
GBS United States 600 Index TR (the “Index”), the fund’s
benchmark, produced a return of 18.89% for the same period.
2
In comparison, the Morningstar
®
US Small Cap Index
SM
, the
fund’s former benchmark, produced a return of 18.89% for the same period.
3,4
U.S. equities gained ground during the reporting period as
inflationary pressures eased, interest rates plateaued and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Effective November 15, 2023 , the benchmark for the fund has changed from Morningstar
®
US Small Cap Index
SM
to Solactive
GBS United States 600 Index TR in connection with a change to the fund’s investment objective.
5
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. The Index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock
Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors
Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the
Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400
Index TR, an index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order.
All securities ranked in the top 510 are selected for inclusion in the Index and current Index constituents with a rank from 511 to 720 are selected until the total number of companies in the
Index equals 600. If the total number of companies is below
600, the highest-ranking remaining securities are selected until
600 is reached. The Index reconstitutes quarterly in February,
May, August, and November.
Economic Growth Drives Equity Gains
U.S. equities gained ground during the reporting period as the
U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in
2024. Inflation proved sticky, remaining in a range of 3.1%−3.5%
throughout the period despite the highest interest rates in decades.
Nevertheless, economic growth remained relatively strong,
bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors appeared to accept
the prospect of rates remaining higher for longer, bidding
share prices to new records. At the same time, market strength broadened beyond the narrow group of artificial intelligence
(“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform their value-oriented counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly. Small-cap stocks moderately lagged the gains of large-cap stocks after underperforming by a more significant margin during the prior reporting period.
Cyclically Sensitive Sectors Outperform
Sectors leveraged to U.S. economic growth, including industrials, consumer discretionary and financials performed relatively well during the reporting period. Leading industrial stocks included aviation and offshore energy equipment company FTAI Aviation, building products provider The AZEK Company and HVAC
specialist AAON. In consumer discretionary, top performers
included housing products manufacturer Installed Building
Products, restaurant chain CAVA Group and vehicle heating
equipment maker Modine Manufacturing. In the financial space, notably strong stocks included digital commerce company Affirm
Holdings , retail annuities provider Jackson Financial and private education loan originator SLM.
Conversely, the energy sector came under pressure from weak
oil and gas prices, undermining returns from companies such as
Kosmos Energy, Excelerate Energy and Comstock Resources.
Utilities stocks faced challenges related to high interest rates and investors’ preference for growth-oriented shares. Notable underperformers included SJW Group, PNM Resources and
American States Water. Finally, the communication services
sector lagged the Index due to increased competition, rising operational costs and regulatory challenges. Particularly weak performers included AMC Entertainment Holdings , Integral Ad
Science Holding and Cable One.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest-rate cuts until later this year, if not beyond, markets appear to have

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern.
However, in the absence of unexpected economic shocks, we
expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet. — The Solactive GBS United States 600 Index TR is a free float market capitalization weighted index designed to measure the performance of 600 small-
capitalization companies listed on U.S. stock markets. The Index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ,
Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index
TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400 Index TR, an index designed to measure the performance of 400 mid-capitalization companies listed on U.S.
stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top
510 are selected for inclusion in the Index and current Index constituents with a rank from
511 to 720 are selected until the total number of companies in the Index equals 600. If the total number of companies is below 600, the highest-ranking remaining securities are selected until 600 is reached. The Index reconstitutes quarterly in February, May, August, and November. Investors cannot invest directly in any index.
3
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 1 and the fund’s prospectus for more details.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon
International Equity ETF (the “fund”) produced a net asset
value total return of 18.47%.
1
This compares with a 13.12% total
return for the fund’s benchmark, the Solactive GBS Developed
Markets ex United States Large & Mid Cap USD Index NTR
(the “Index”), during the same period.
2
In comparison, the
Morningstar
®
Developed Markets ex-US Large Cap Index
SM
,
the fund’s former benchmark, returned 18.85% for the same
period.
3,4
International markets gained ground during the reporting period as economic growth remained generally positive, inflation eased and central banks slowed or paused monetary tightening policies.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Effective November 15, 2023, the benchmark for the fund has
changed from Morningstar
®
Developed Markets ex-US Large
Cap Index
SM
to Solactive GBS Developed Markets ex United
States Large Cap & Mid Cap USD Index NTR in connection
with a change to the fund’s investment objective.
5
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a free float market capitalization weighted index designed to measure the performance of developed market
(excluding the United States) large- and mid-capitalization
companies. The Index’s universe of eligible securities includes equity securities issued by developed market companies
(excluding the United States), listed on a developed market
exchange, and that meet certain tradability requirements.
Securities included in the Index may be denominated in foreign currencies. To determine if a company is a developed market
company, the Index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately
the top 85% free float market capitalization of each developed market country are included in the Index. As of December 31,
2023, the Index considers the following countries to be developed market countries (excluding the United States): Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany,
Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New
Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden,
Switzerland, and United Kingdom. The Index reconstitutes
semi-annually in May and November.
Equities Gain Ground as Inflation Eases, and
Economic Growth Remains Positive
International developed-markets equities climbed during the
reporting period as interest-rate hikes implemented by central banks gained traction in the fight against inflation. In the eurozone, inflation declined to 2.4% in November 2023, down
from a peak of over 10% a year earlier. After climbing back
to 2.9% in December, it eased again over the ensuing months, once more reaching 2.4% as of the end of the reporting
period. Most other developed economies experienced similar
trends, prompting central banks to pause or slow the pace of interest-rate hikes designed to combat inflation. At the same time, most developed economies continued to produce positive growth despite high interest rates. Stocks generally responded positively to this economic backdrop, with the strongest returns seen in cyclical, growth-oriented sectors, including information technology, industrials and financials. Conversely, interest-
rate-sensitive and traditionally defensive sectors lagged, with consumer staples and utilities trailing the Index average by a significant margin. The energy sector fared worst, hurt by falling oil and gas prices, as well as geopolitical challenges.
Cyclical Shares Lead Markets Higher
Better-than-expected global economic growth supported the
performance of information technology, industrials and financials companies. On a country basis, returns from The Netherlands
outperformed the Index by the widest margin, bolstered by
gains in companies such as payments platform provider Adyen
NV, semiconductor company ASM International NV and
semiconductor equipment maker ASML Holding NV. Ireland
was the next-strongest performing market, led by packaging and container manufacturer Smurfit Kappa Group PLC, construction and building products maker Kingspan Group PLC, and sports
betting and gaming company Flutter Entertainment PLC . In Israel, top performers included Teva Pharmaceuticals Industries Ltd., real estate services provider Azrieli Group Ltd. and cloud-based web development platform Wix.com Ltd.
Conversely, the weakest-performing markets included Hong
Kong, Portugal and Norway. Many Hong Kong companies
were undermined by disappointing growth in China. Notable
underperformers included real estate companies New World
Development and Hang Lung Group Properties Ltd., as well as
casino and resort operator Galaxy Entertainment Group Ltd.
In Portugal, significantly underperforming holdings included renewable utility EDP Renováveis SA, electric utility EDP -
Energias de Portugal SA and specialty distributor and retailer
Jerónimo Martins SGPS SA. Finally, in Norway, the weakest
names included energy companies Equinor ASA and Aker BP
ASA, as well as agricultural chemical producer Yara International
ASA.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
As of April 30, 2024, most international economies have made significant progress in curbing inflation and may be better
positioned than the United States to begin cutting rates in the near term. Although growth in most of the rest of the world
has lagged the U.S. economy, Europe, the UK and many other
countries appear well positioned to remain on a positive trajectory, potentially setting the stage for additional market gains.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet. — The Solactive GBS Developed Markets ex United States Large &
Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large- and mid-
capitalization companies. The Index’s universe of eligible securities includes equity securities issued by developed market companies (excluding the United States), listed on a developed market exchange, and that meet certain tradability requirements. Securities included in the Index may be denominated in foreign currencies. To determine if a company is a developed market company, the Index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each developed market country are included in the Index. As of December 31, 2023, the Index considers the following countries to be developed market countries (excluding the United States): Australia, Austria, Belgium,
Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden,
Switzerland, and United Kingdom. The Index reconstitutes semi-annually in May and
November. Investors cannot invest directly in any index.
3
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-markets (excluding the United States,) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-markets companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 1 and the fund’s prospectus for more details.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon
Emerging Markets Equity ETF (the “fund”) produced a net asset value total return of 14.82%.
1
This compares with a 15.70% total
return for the fund’s benchmark, the Solactive GBS Emerging
Markets Large & Mid Cap USD Index NTR (the “Index”), during
the same period.
2
In comparison, the Morningstar
®
Emerging
Markets Large Cap Index
SM ,
the fund’s former benchmark,
returned 15.38% for the same period.
3 ,4
Emerging-markets equities gained ground during the reporting period as monetary policies promoted local economic growth,
and the U.S. dollar weakened relative to most emerging-markets currencies. The difference in returns between the fund and the
Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Effective November 15, 2023, the benchmark for the fund
has changed from Morningstar
®
Emerging Markets Large Cap
Index
SM
to Solactive GBS Emerging Markets Large & Mid Cap
USD Index NTR in connection with a change to the fund’s
investment objective.
5
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a free float market capitalization weighted Index designed to measure the performance of emerging market
large- and mid-capitalization companies. The Index’s universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market
exchange, and that meet certain tradability and foreign investment limitation requirements. Securities included in the Index may be denominated in foreign currencies. To determine if a company is an emerging market company, the Index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the Index. As of
December 31, 2023, the Index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia,
Czech Republic, Egypt, Greece, Hungary, India, Indonesia,
Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia,
South Africa, South Korea, Taiwan, Thailand, Turkey, and
United Arab Emirates. The Index reconstitutes semi-annually in
May and November.
Macroeconomic and Currency Trends Drive
Emerging Markets
During the reporting period, effective monetary policies in many emerging-markets economies made progress in balancing inflation control with stimulating economic activity, thereby increasing investor confidence. At the same time, several major emerging-
markets countries, including India, Brazil, Mexico and Turkey, implemented meaningful structural reforms that helped drive
economic growth while attracting foreign investment. Emerging markets also benefited from flattening U.S. interest rates, as the
U.S. Federal Reserve reached the end of its rate hiking cycle, which led to the stabilization and eventual weakening of the U.S.
dollar relative to emerging-markets currency. Several emerging-
markets economies also gained from a wave of investment in
artificial intelligence (“AI”), which drove soaring demand for AI-
related products and services, many of which were provided by fast-growing emerging-markets companies.
Technology, Consumer Staples and Utilities
Outperform
From a sector perspective, technology-related shares in
communication services and information technology delivered
the Index’s strongest performance, partly driven by growing
momentum in AI developments. Consumer staples provided
the next-strongest returns, bolstered by the sector’s defensive characteristics at a time of economic uncertainty and market volatility, and by the strong pricing power enjoyed by many of the sector’s companies. Utilities outperformed as well, benefiting from stable cash flows, attractive dividends and growth
opportunities related to infrastructure modernization and
improvement. From a country perspective, India outperformed
by the greatest margin, led by gains in aircraft engineering firm
Hindustan Aeronautics Ltd., engineering and manufacturing
company Bharat Heavy Electricals Ltd., and renewable energy
provider Adani Green Energy Ltd. Taiwan was the next-strongest performing market, with notable returns from shares in thermal equipment manufacturer Asia Vital Components, shipping and
container company Evergreen Marine Corp., and industrial
conglomerate Tatung Co. Ltd. In Columbia, top performers
included electric utility Interconexión Eléctrica SA ESP and regional bank Bancolombia SA.
Conversely, the health care, real estate and materials sectors lagged the Index most significantly. On a country basis, the weakest-performing markets included Egypt, which allowed
its currency to devalue in March 2024, the Czech Republic and
Thailand. The Index included only two positions in the Czech
Republic, both of which underperformed: ČEZ Group AS and
Komerční Banka AS. Finally, in Thailand, the weakest names
included energy companies Banpu Public Co. Ltd. and Energy
Absolute PCL, and circuit board manufacturer Kce Electronics.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
As of April 30, 2024, many emerging-markets economies have
made significant progress in implementing structural reforms to improve governance, streamline regulation and increase
transparency, enhancing growth opportunities and creating a
more attractive environment for offshore investment. Many
countries have also made strides in managing local interest rates to keep inflation in check. Accordingly while emerging markets remain sensitive to U.S. and European interest-rate policy and currency trends, and vulnerable to slowing growth in China and geopolitical tensions in Asia and the Middle East, we generally take a favorable view of the prospects for asset class.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet -- The Solactive GBS Emerging Markets Large & Mid Cap USD
Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The Index’s universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. Securities included in the Index may be denominated in foreign currencies. To determine if a company is an emerging market company, the Index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the Index. As of December 31, 2023, the Index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary,
India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South
Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The Index
reconstitutes semi-annually in May and November. Investors cannot invest directly in any index.
3
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-markets, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging-markets companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 1 and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund's sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon
Core Bond ETF (the “fund”) produced a net asset value total
return of 4.94%.
1
In comparison, the Bloomberg US Aggregate
Total Return Index (the “Index”) achieved a total return of
4.97% for the same period.
2,3
Absolute returns were positive in the fixed-income market, and non-Treasury sectors posted excess returns versus Treasuries.
The difference in returns between the fund and the Index was primarily due to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all, but at least
80%, of its assets in bonds comprising the Index and To-be-
announced (TBA) transactions representing bonds included in
the Index. The Index is designed to measure the investment-
grade, U.S. dollar-denominated, fixed-rate, taxable bond market.
The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency
fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding.
Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size
of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Markets Perform Well Despite Disappointing
Inflation Data
The bond market performed well during the period, supported
initially by declining inflation and by investor anticipation that the U.S. Federal Reserve (the “Fed”) would cut the federal funds rate several times in 2024. But inflation remained “sticky” during the period, as the pace of the decline in the core rate slowed and even showed signs of rising. This prompted the Fed to leave
rates unchanged, and investors began to scale back their rate-cut expectations, resulting in some market volatility during the first few months of 2024.
The Fed’s preferred measure of inflation, the core personal
consumption expenditure (“core PCE”) index, which excludes
food and energy prices, rose to 3.2% year over year in November
2023 but edged down over the period. But higher-than-expected consumer price index (“CPI”) and Producer Price Index (“PPI”)
data in February fed expectations that inflation was not yet beaten and that rate cuts might be delayed. In March, the overall
PCE edged up, stoking further concerns that the Fed’s effort to rein in inflation could take longer than expected, hindering the bond market somewhat.
The economy remained strong during the period, helped by
robust consumer spending. After expanding by 4.9% in the third quarter of 2023, economic growth continued at an above-trend rate of 3.4% in the fourth quarter. Growth in the first quarter of
2024 moderated somewhat, coming in at 1.6%.
The bond market benefited as yields declined sharply across the yield curve late in 2023 but then rose steadily in the first few months of 2024 when anticipated rate cuts appeared likely to be postponed. Still, rates across the curve finished somewhat lower for the period. Despite the relative economic strength, the yield curve remained inverted, with the two-year Treasury yield exceeding that on the 10-year Treasury, as it has since July 2022.
In addition to economic factors, political elements are also affecting rate expectations. Rate cuts may not occur before the
November presidential election as the Fed would like to avoid the appearance of political favoritism. Nevertheless, if the economy should weaken enough before then, the Fed may not hesitate to act.
Investors are also monitoring geopolitical developments,
especially in the Middle East. Should the conflict between Israel and Hamas widen, oil shipments could be disrupted, potentially leading to higher energy prices, which could exacerbate the
inflation rate.
Market Posts Broad-based Gains
All sectors in the Index produced a positive nominal performance and positive excess return over risk-neutral Treasuries. The corporate sector posted the strongest performance return
(7.34%), with an excess return of over 350 basis points. Within corporates, the strongest sector was utilities, which posted a total return of more than 8%. The securitized sector, benefiting from a decline in interest rates, also performed well, returning 5.31%.
Treasuries posted the lowest performance for the period but
still contributed a return of more than 3%. No sectors detracted from performance.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is a broad-
based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate), ABS and CMBS (agency and nonagency).
Investors cannot invest directly in any Index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.
Mortgage-backed securities risk. Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through TBA transactions, as described in the "Principal Investment
Strategy" section above. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2023, through April 30, 2024, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, portfolio managers employed by the fund's sub-adviser, Insight
North America LLC.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon
High Yield Beta ETF (the “fund”) produced a net asset value
total return of 8.86%.
1
In comparison, the Bloomberg US
Corporate High Yield Total Return Index (the “Index”) achieved a total return of 8.99% for the same period.
2,3
U.S. high yield securities produced positive returns over the reporting period in an environment of easing inflation and an inverted yield curve. The performance primarily arose from
positive contributions from the consumer and financial sectors.
The Fund’s Investment Approach
The fund seeks to track performance of the Index. The fund
uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures. The fund may also invest in derivatives with economic characteristics similar to such bonds or the Index.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Effective on or about July 1, 2024 (the “Effective Date”), the fund will no longer be an “index fund” that seeks to track the performance of the Index and instead will be managed using an
“active” investment strategy, process and approach. Accordingly, as of the Effective Date, the fund’s name will be changed to
“BNY Mellon High Yield ETF”. Also as of the Effective Date,
the fund’s investment objective will be to seek total return consisting of capital appreciation and income, and the fund will seek to provide diversified investment exposure to the U.S. high yield bond market. While the fund will no longer be an index fund and will not attempt to replicate any index, the fund will normally invest substantially all of its assets in bonds that, at the time of purchase, are included in the Index, ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the
Index.
4
Markets Perform Well Despite Disappointing
Inflation Data
The U.S. high yield bond market gained as the market priced
future rate cuts, strong earnings, and inflows into the asset class.
High yield bonds produced an 8.99% total return during the
reporting period.
Investors expected the U.S. Federal Reserve (the “Fed”) to cut the federal funds rate several times in 2024. Inflation remained
“sticky” during the period, as the pace of the decline in the core rate slowed and even showed signs of rising. This prompted the
Fed to leave rates unchanged, and investors began to scale back their rate-cut expectations, resulting in some market volatility during the first few months of 2024.
The Fed’s preferred measure of inflation, the core personal
consumption expenditure (“core PCE”) index, which excludes
food and energy prices, rose to 3.2% year over year in November
2023 but edged down over the period. Higher-than-expected
consumer price index (“CPI”) and Producer Price Index (“PPI”)
data in February fed expectations that inflation was not yet beaten and that rate cuts might be delayed. In March, the overall
PCE edged up, stoking further concerns that the Fed’s effort to rein in inflation could take longer than expected, hindering the bond market somewhat.
The economy remained strong during the period, helped by
robust consumer spending. After expanding by 4.9% in the third quarter, economic growth continued at an above-trend rate of
3.4% in the fourth quarter. Growth in the first quarter of 2024 moderated somewhat, coming in at 1.6%.
The bond market benefited as yields declined sharply across the yield curve late in 2023 but then rose steadily in the first few months of 2024 when anticipated rate cuts appeared likely to be postponed. Still, rates across the curve finished somewhat lower for the period. Despite the relative economic strength, the yield curve remained inverted, with the two-year Treasury yield exceeding that on the 10-year Treasury, as it has since July 2022.
In addition to economic factors, political elements are also affecting rate expectations. Rate cuts may not occur before the
November presidential election as the Fed would like to avoid the appearance of political favoritism. Nevertheless, if the economy should weaken enough before then, the Fed may not hesitate to act.
Investors are also monitoring geopolitical developments,
especially in the Middle East. Should the conflict between Israel and Hamas widen, oil shipments could be disrupted, potentially leading to higher energy prices, which could exacerbate the
inflation rate.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Returns Bolstered by Consumer and Financial
Sectors
The fund marginally benefited from positioning in high yield corporate bonds. The leading sectors in the portfolio were
consumer cyclical, consumer non-cyclical and financials
(excluding REITs). The fund had marginal underperformance
in exposures of lower-quality, wider-spread names relative
to the benchmark. The lagging sectors in the portfolio were
communications, utilities and energy.
Replicating the Composition of the Index
As an exchange-traded fund that tracks the Index, we attempt to match closely the returns of the Index by approximating its composition and credit quality. Although we do not actively
manage the fund’s investments in response to the macroeconomic environment, we continue to monitor factors that affect the
fund’s investments.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
4
Please see Note 6 - Subsequent Event, below, and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the funds, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your funds’ prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in each fund from November 1, 2023 to April 30, 2024.
The information under each column in the table below entitled “Actual” provides information about how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366 (to reflect the one-half period).
For the six months ended April 30, 2024
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,212.50 1,024.86 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 1,217.10 1,024.66 0.22 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 1,185.30 1,024.66 0.22 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 1,184.70 1,024.66 0.22 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 1,148.20 1,024.32 0.59 0.55 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 1,049.40 1,024.86 0.00 0.00 0.00
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 1,088.60 1,023.77 1.14 1.11 0.22

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 9.2%
Alphabet, Inc., Class A
(a)
311,217 50,659,903
Alphabet, Inc., Class C
(a)
261,125 42,991,620
AT&T, Inc. 369,536 6,241,463
Charter Communications, Inc., Class A
(a)(b)
5,059 1,294,801
Comcast Corp., Class A 209,832 7,996,698
Electronic Arts, Inc. 14,427 1,829,632
Endeavor Group Holdings, Inc., Class A 4,255 112,375
Fox Corp., Class A 12,735 394,912
Fox Corp., Class B 9,030 258,980
Live Nation Entertainment, Inc.
(a)
7,801 693,587
Meta Platforms, Inc., Class A 115,669 49,757,334
Netflix, Inc.
(a)
22,712 12,506,136
Omnicom Group, Inc. 10,501 974,913
Pinterest, Inc., Class A
(a)
30,374 1,016,010
ROBLOX Corp., Class A
(a)
24,493 870,971
Sirius XM Holdings, Inc.
(b)
35,269 103,691
Snap, Inc., Class A
(a)
53,147 799,862
Spotify Technology SA
(a)
6,987 1,959,434
Take-Two Interactive Software, Inc.
(a)
8,569 1,223,739
T-Mobile US, Inc. 24,831 4,076,505
Trade Desk, Inc. (The), Class A
(a)
22,896 1,896,934
Verizon Communications, Inc. 218,240 8,618,298
Walt Disney Co. (The) 95,019 10,556,611
Warner Bros Discovery, Inc.
(a)
113,415 834,734
Warner Music Group Corp., Class A 6,588 217,404
207,886,547
Consumer Discretionary – 10.3%
Airbnb, Inc., Class A
(a)
21,548 3,416,866
Amazon.com, Inc.
(a)
472,559 82,697,825
Aptiv PLC
(a)
15,367 1,091,057
AutoZone, Inc.
(a)
923 2,728,757
Best Buy Co., Inc. 10,796 795,017
Booking Holdings, Inc. 1,858 6,413,872
Carnival Corp.
(a)
52,714 781,221
Chipotle Mexican Grill, Inc., Class A
(a)
1,441 4,552,984
Coupang , Inc., Class A
(a)
57,896 1,302,660
D.R. Horton, Inc. 16,207 2,309,335
Darden Restaurants, Inc. 6,258 960,040
Deckers Outdoor Corp.
(a)
1,179 964,976
DoorDash , Inc., Class A
(a)
15,674 2,026,021
DraftKings , Inc., Class A
(a)
22,462 933,521
eBay, Inc. 28,592 1,473,632
Expedia Group, Inc.
(a)
7,299 982,664
Ford Motor Co. 197,639 2,401,314
Garmin Ltd. 7,851 1,134,234
General Motors Co. 69,194 3,081,209
Genuine Parts Co. 7,403 1,163,826
Hilton Worldwide Holdings, Inc. 13,526 2,668,409
Home Depot, Inc. (The) 52,568 17,569,277
Las Vegas Sands Corp. 16,849 747,422
Lennar Corp., Class A 13,801 2,092,508
Lennar Corp., Class B 514 72,160
Lowe's Cos., Inc. 30,598 6,976,038
Lululemon Athletica , Inc.
(a)
5,885 2,122,131
Marriott International, Inc., Class A 14,017 3,309,834
McDonald's Corp. 38,466 10,502,757
MercadoLibre , Inc.
(a)
2,341 3,414,817
MGM Resorts International
(a)
16,220 639,717
Mobileye Global, Inc., Class A
(a)(b)
4,494 123,810
NIKE, Inc., Class B 63,401 5,849,376
NVR, Inc.
(a)
146 1,086,072
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 10.3% (continued)
O'Reilly Automotive, Inc.
(a)
3,193 3,235,339
Pool Corp. 2,005 726,873
PulteGroup, Inc. 10,459 1,165,342
Rivian Automotive, Inc., Class A
(a)(b)
36,453 324,432
Ross Stores, Inc. 17,870 2,315,058
Royal Caribbean Cruises Ltd.
(a)
11,483 1,603,371
Starbucks Corp. 58,536 5,179,851
Tesla, Inc.
(a)
144,396 26,464,899
TJX Cos., Inc. (The) 61,145 5,753,133
Tractor Supply Co. 5,767 1,574,852
Ulta Beauty, Inc.
(a)
2,569 1,040,034
Yum China Holdings, Inc. 21,218 774,669
Yum! Brands, Inc. 14,709 2,077,646
230,620,858
Consumer Staples – 6.0%
Albertsons Cos., Inc., Class A 19,630 400,452
Altria Group, Inc. 92,035 4,032,053
Archer-Daniels-Midland Co. 26,723 1,567,571
Brown-Forman Corp., Class A 1,380 67,717
Brown-Forman Corp., Class B 17,682 846,084
Bunge Global SA 7,499 763,098
Campbell Soup Co. 11,131 508,798
Church & Dwight Co., Inc. 12,518 1,350,567
Clorox Co. (The) 6,655 984,075
Coca-Cola Co. (The) 202,942 12,535,727
Colgate-Palmolive Co. 43,215 3,972,323
ConAgra Brands, Inc. 28,324 871,813
Constellation Brands, Inc., Class A 8,527 2,161,253
Costco Wholesale Corp. 23,259 16,813,931
Dollar General Corp. 10,639 1,480,842
Dollar Tree, Inc.
(a)
11,059 1,307,727
Estee Lauder Cos., Inc. (The), Class A 10,430 1,530,185
General Mills, Inc. 27,597 1,944,485
Hershey Co. (The) 8,016 1,554,463
Hormel Foods Corp. 16,357 581,655
JM Smucker Co. (The) 5,626 646,146
Kellanova 14,933 864,023
Kenvue , Inc. 91,033 1,713,241
Keurig Dr Pepper, Inc. 45,684 1,539,551
Kimberly-Clark Corp. 16,846 2,299,984
Kraft Heinz Co. (The) 38,510 1,486,871
Kroger Co. (The) 36,635 2,028,846
McCormick & Co., Inc. 13,612 1,035,329
Mondelez International, Inc., Class A 71,896 5,172,198
Monster Beverage Corp.
(a)
27,181 1,452,825
PepsiCo, Inc. 72,561 12,764,206
Philip Morris International, Inc. 80,398 7,632,986
Procter & Gamble Co. (The) 123,901 20,220,643
SYSCO Corp. 26,988 2,005,748
Target Corp. 23,335 3,756,468
Tyson Foods, Inc., Class A 15,967 968,399
Walgreens Boots Alliance, Inc. 39,145 694,041
Walmart, Inc. 224,313 13,312,977
134,869,301
Energy – 4.1%
Baker Hughes Co., Class A 52,804 1,722,466
Cheniere Energy, Inc. 12,346 1,948,446
Chevron Corp. 90,313 14,564,777
ConocoPhillips 63,622 7,992,196
Coterra Energy, Inc. 38,514 1,053,743
Devon Energy Corp. 35,430 1,813,307

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.1% (continued)
Diamondback Energy, Inc. 8,590 1,727,707
EOG Resources, Inc. 30,320 4,006,182
EQT Corp. 21,132 847,182
Exxon Mobil Corp. 209,118 24,732,386
Halliburton Co. 48,150 1,804,180
Hess Corp. 14,327 2,256,359
Kinder Morgan, Inc. 105,033 1,920,003
Marathon Oil Corp. 30,809 827,222
Marathon Petroleum Corp. 20,247 3,679,285
Occidental Petroleum Corp. 36,670 2,425,354
ONEOK, Inc. 31,149 2,464,509
Phillips 66 23,556 3,373,455
Pioneer Natural Resources Co. 12,441 3,350,610
Schlumberger NV 74,952 3,558,721
Targa Resources Corp. 11,338 1,293,212
Valero Energy Corp. 17,899 2,861,513
Williams Cos., Inc. (The) 64,560 2,476,522
92,699,337
Financials – 13.0%
Aflac, Inc. 28,154 2,355,082
Allstate Corp. (The) 13,900 2,363,834
American Express Co. 30,760 7,198,763
American International Group, Inc. 37,666 2,836,626
Ameriprise Financial, Inc. 5,398 2,222,842
Aon PLC, Class A 10,585 2,985,076
Apollo Global Management, Inc. 21,546 2,335,155
Arch Capital Group Ltd.
(a)
18,240 1,706,170
Ares Management Corp., Class A 7,633 1,015,876
Arthur J Gallagher & Co. 11,486 2,695,649
Bank of America Corp. 360,654 13,347,805
Bank of New York Mellon Corp. (The) 40,434 2,284,117
Berkshire Hathaway, Inc., Class B
(a)
68,223 27,066,111
BlackRock, Inc., Class A 7,590 5,727,718
Blackstone, Inc. 36,890 4,301,743
Block, Inc., Class A
(a)
29,084 2,123,132
Blue Owl Capital, Inc., Class A 21,640 408,780
Brown & Brown, Inc. 11,625 947,902
Capital One Financial Corp. 20,081 2,880,218
Cboe Global Markets, Inc. 5,152 933,285
Charles Schwab Corp. (The) 71,537 5,290,161
Chubb Ltd. 22,060 5,484,998
Cincinnati Financial Corp. 8,075 934,197
Citigroup, Inc. 97,023 5,950,421
Citizens Financial Group, Inc. 29,094 992,396
CME Group, Inc., Class A 18,944 3,971,420
Coinbase Global, Inc., Class A
(a)
8,174 1,666,924
Corpay , Inc.
(a)
3,669 1,108,552
Discover Financial Services 13,365 1,693,746
Everest Group Ltd. 1,560 571,600
FactSet Research Systems, Inc. 1,976 823,775
Fidelity National Information Services, Inc. 31,535 2,141,857
Fifth Third Bancorp 38,893 1,418,039
First Citizens BancShares , Inc., Class A 560 944,586
Fiserv, Inc.
(a)
32,000 4,885,440
Franklin Resources, Inc. 16,921 386,476
Global Payments, Inc. 13,723 1,684,773
Goldman Sachs Group, Inc. (The) 17,332 7,395,738
Hartford Financial Services Group, Inc. (The) 16,009 1,551,112
Huntington Bancshares, Inc. 84,850 1,142,929
Interactive Brokers Group, Inc., Class A 5,414 623,260
Intercontinental Exchange, Inc. 29,146 3,752,839
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 13.0% (continued)
JPMorgan Chase & Co. 152,444 29,229,613
KKR & Co., Inc. 34,316 3,193,790
Loews Corp. 8,015 602,327
LPL Financial Holdings, Inc. 3,956 1,064,678
M&T Bank Corp. 9,052 1,307,018
Markel Group, Inc.
(a)
709 1,034,006
Marsh & McLennan Cos., Inc. 26,367 5,258,371
Mastercard , Inc., Class A 44,231 19,957,027
MetLife, Inc. 31,560 2,243,285
Moody's Corp. 8,388 3,106,328
Morgan Stanley 66,424 6,033,956
MSCI, Inc., Class A 4,194 1,953,523
NASDAQ, Inc. 18,527 1,108,841
Northern Trust Corp. 11,847 976,074
PayPal Holdings, Inc.
(a)
55,833 3,792,177
PNC Financial Services Group, Inc. (The) 20,100 3,080,526
Principal Financial Group, Inc. 13,689 1,083,347
Progressive Corp. (The) 30,699 6,393,067
Prudential Financial, Inc. 20,094 2,219,985
Raymond James Financial, Inc. 10,311 1,257,942
Regions Financial Corp. 54,505 1,050,311
Rocket Cos., Inc., Class A
(a)(b)
5,430 66,680
S&P Global, Inc. 16,937 7,042,913
State Street Corp. 17,401 1,261,398
Synchrony Financial 24,593 1,081,600
T Rowe Price Group, Inc. 12,479 1,367,324
Tradeweb Markets, Inc., Class A 5,725 582,290
Travelers Cos., Inc. (The) 11,543 2,448,963
Truist Financial Corp. 66,543 2,498,690
US Bancorp 74,946 3,045,056
Visa, Inc., Class A
(b)
83,534 22,438,068
W.R. Berkley Corp. 10,291 792,098
Wells Fargo & Co. 189,470 11,239,360
Willis Towers Watson PLC 5,553 1,394,580
293,356,335
Health Care – 12.2%
Abbott Laboratories 89,895 9,526,173
AbbVie, Inc. 92,672 15,072,174
Agilent Technologies, Inc. 15,667 2,147,006
Align Technology, Inc.
(a)
3,775 1,065,984
Alnylam Pharmaceuticals, Inc.
(a)
6,570 945,751
Amgen, Inc. 28,073 7,690,318
Avantor , Inc.
(a)
35,417 858,154
Baxter International, Inc. 27,981 1,129,593
Becton, Dickinson & Co. 15,067 3,534,718
Biogen, Inc.
(a)
7,251 1,557,660
BioMarin Pharmaceutical, Inc.
(a)
9,600 775,296
Boston Scientific Corp.
(a)
77,544 5,573,087
Bristol-Myers Squibb Co. 103,580 4,551,305
Cardinal Health, Inc. 12,863 1,325,404
Cencora , Inc. 8,654 2,068,739
Centene Corp.
(a)
28,723 2,098,502
Cigna Group (The) 15,330 5,473,423
Cooper Cos., Inc. (The) 10,395 925,779
CVS Health Corp. 66,512 4,503,528
Danaher Corp. 34,304 8,460,052
DexCom , Inc.
(a)
19,752 2,516,207
Edwards Lifesciences Corp.
(a)
30,159 2,553,563
Elevance Health, Inc. 12,221 6,459,776
Eli Lilly & Co. 44,485 34,747,233
GE Healthcare Technologies, Inc. 19,309 1,472,118

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.2% (continued)
Gilead Sciences, Inc. 64,799 4,224,895
HCA Healthcare, Inc. 10,602 3,284,712
Hologic , Inc.
(a)
13,844 1,048,960
Humana, Inc. 6,311 1,906,490
IDEXX Laboratories, Inc.
(a)
4,369 2,152,868
Illumina, Inc.
(a)
8,557 1,052,939
Incyte Corp.
(a)
10,504 546,733
Insulet Corp.
(a)
3,779 649,761
Intuitive Surgical, Inc.
(a)
18,428 6,829,785
IQVIA Holdings, Inc.
(a)
9,527 2,208,073
Johnson & Johnson 126,226 18,251,017
Laboratory Corp. of America Holdings 4,704 947,244
McKesson Corp. 7,166 3,849,647
Medtronic PLC 68,528 5,498,687
Merck & Co., Inc. 133,268 17,220,891
Mettler -Toledo International, Inc.
(a)
1,183 1,454,735
Moderna , Inc.
(a)
16,067 1,772,351
Molina Healthcare, Inc.
(a)
3,004 1,027,668
Pfizer, Inc. 290,630 7,445,941
Quest Diagnostics, Inc. 5,899 815,124
Regeneron Pharmaceuticals, Inc.
(a)
5,453 4,856,769
ResMed , Inc. 7,876 1,685,385
Revvity , Inc. 6,837 700,587
Royalty Pharma PLC, Class A 22,382 619,981
Solventum Corp.
(a)
6,961 452,535
STERIS PLC 5,094 1,042,029
Stryker Corp. 16,651 5,603,062
Thermo Fisher Scientific, Inc. 20,033 11,393,168
UnitedHealth Group, Inc. 48,981 23,692,110
Veeva Systems, Inc., Class A
(a)
7,566 1,502,305
Vertex Pharmaceuticals, Inc.
(a)
13,591 5,338,681
Viatris , Inc. 66,059 764,303
Waters Corp.
(a)
3,282 1,014,269
West Pharmaceutical Services, Inc. 3,802 1,359,139
Zimmer Biomet Holdings, Inc. 11,458 1,378,168
Zoetis, Inc., Class A 24,333 3,874,787
274,497,342
Industrials – 8.8%
3M Co. 27,892 2,691,857
AMETEK, Inc. 12,493 2,182,027
Automatic Data Processing, Inc. 21,704 5,249,981
Axon Enterprise, Inc.
(a)
3,533 1,108,161
Boeing Co. (The)
(a)
29,280 4,914,355
Booz Allen Hamilton Holding Corp., Class A 6,587 972,702
Broadridge Financial Solutions, Inc. 5,985 1,157,559
Builders FirstSource , Inc.
(a)
6,242 1,141,162
Carlisle Cos., Inc. 2,525 980,331
Carrier Global Corp. 44,296 2,723,761
Caterpillar, Inc. 27,072 9,057,479
Cintas Corp. 4,693 3,089,590
Copart , Inc.
(a)
45,240 2,456,984
CSX Corp. 105,922 3,518,729
Cummins, Inc. 7,526 2,126,020
Deere & Co. 13,436 5,258,985
Delta Air Lines, Inc. 33,078 1,656,215
Dover Corp. 7,815 1,401,229
Eaton Corp. PLC 21,203 6,748,067
Emerson Electric Co. 29,738 3,205,162
Equifax, Inc. 6,376 1,403,931
Expeditors International of Washington, Inc. 7,532 838,387
Fastenal Co. 29,813 2,025,495
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 8.8% (continued)
FedEx Corp. 11,986 3,137,695
Ferguson PLC 10,252 2,151,895
Fortive Corp. 18,778 1,413,420
GE Vernova , Inc.
(a)
14,129 2,171,769
General Dynamics Corp. 12,050 3,459,434
General Electric Co. 56,805 9,192,185
HEICO Corp. 2,400 497,760
HEICO Corp., Class A 3,503 580,973
Honeywell International, Inc. 34,857 6,717,990
Howmet Aerospace, Inc. 20,388 1,360,899
Hubbell, Inc., Class B 2,689 996,328
IDEX Corp. 4,216 929,459
Illinois Tool Works, Inc. 15,586 3,804,698
Ingersoll Rand, Inc. 20,837 1,944,509
Jacobs Solutions, Inc. 6,254 897,637
JB Hunt Transport Services, Inc. 4,482 728,639
Johnson Controls International PLC 33,910 2,206,524
L3Harris Technologies, Inc. 10,197 2,182,668
Lennox International, Inc. 1,525 706,715
Lockheed Martin Corp. 12,952 6,021,773
Nordson Corp. 2,717 701,502
Norfolk Southern Corp. 11,478 2,643,613
Northrop Grumman Corp. 7,934 3,848,228
Old Dominion Freight Line, Inc. 10,289 1,869,614
Otis Worldwide Corp. 22,013 2,007,586
PACCAR, Inc. 26,903 2,854,677
Parker-Hannifin Corp. 6,661 3,629,646
Paychex, Inc. 16,905 2,008,483
Paycom Software, Inc. 2,683 504,350
Quanta Services, Inc. 7,706 1,992,463
Republic Services, Inc., Class A 11,128 2,133,238
Rockwell Automation, Inc. 6,062 1,642,560
Rollins, Inc. 15,947 710,598
RTX Corp. 76,262 7,742,118
Southwest Airlines Co. 34,027 882,660
SS&C Technologies Holdings, Inc. 11,629 719,719
Stanley Black & Decker, Inc. 8,250 754,050
Symbotic , Inc., Class A
(a)(b)
1,316 50,758
Trane Technologies PLC 12,020 3,814,427
TransDigm Group, Inc. 2,763 3,448,307
TransUnion 10,230 746,790
Uber Technologies, Inc.
(a)
103,371 6,850,396
Union Pacific Corp. 32,261 7,651,019
United Airlines Holdings, Inc.
(a)
17,761 913,981
United Parcel Service, Inc., Class B 37,428 5,519,881
United Rentals, Inc. 3,563 2,380,048
Veralto Corp. 9,495 889,492
Verisk Analytics, Inc., Class A 7,485 1,631,431
Vertiv Holdings Co., Class A 16,947 1,576,071
Waste Management, Inc. 21,278 4,426,250
Westinghouse Air Brake Technologies Corp. 9,258 1,491,279
WW Grainger, Inc. 2,161 1,991,037
Xylem, Inc. 12,775 1,669,693
198,707,104
Information Technology – 29.5%
Accenture PLC, Class A 33,755 10,157,217
Adobe, Inc.
(a)
23,901 11,062,100
Advanced Micro Devices, Inc.
(a)
83,958 13,297,268
Akamai Technologies, Inc.
(a)
7,488 755,764
Amdocs Ltd. 5,953 499,992
Amphenol Corp., Class A 31,548 3,810,052

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 29.5% (continued)
Analog Devices, Inc. 26,179 5,251,769
ANSYS, Inc.
(a)
4,407 1,431,746
Apple, Inc. 778,567 132,613,317
Applied Materials, Inc. 44,238 8,787,879
Arista Networks, Inc.
(a)
12,543 3,218,032
Aspen Technology, Inc.
(a)
1,426 280,737
Atlassian Corp., Class A
(a)
8,161 1,406,140
Autodesk, Inc.
(a)
10,740 2,286,009
Bentley Systems, Inc., Class B 9,296 488,319
Broadcom, Inc. 23,964 31,159,670
Cadence Design Systems, Inc.
(a)
14,462 3,986,161
CDW Corp. 6,905 1,670,043
Cisco Systems, Inc. 213,238 10,017,921
Cloudflare , Inc., Class A
(a)
14,840 1,297,016
Cognizant Technology Solutions Corp., Class A 26,325 1,729,026
Corning, Inc. 42,178 1,407,902
Crowdstrike Holdings, Inc., Class A
(a)
11,734 3,432,664
Datadog , Inc., Class A
(a)
15,323 1,923,036
Dell Technologies, Inc., Class C 12,705 1,583,551
Enphase Energy, Inc.
(a)
7,124 774,806
Entegris , Inc. 7,087 942,004
EPAM Systems, Inc.
(a)
3,031 713,073
Fair Isaac Corp.
(a)
1,202 1,362,263
First Solar, Inc.
(a)
5,357 944,439
Fortinet, Inc.
(a)
34,425 2,174,972
Gartner, Inc.
(a)
4,108 1,694,920
GLOBALFOUNDRIES, Inc.
(a)
4,030 196,986
Hewlett Packard Enterprise Co. 66,794 1,135,498
HP, Inc. 52,497 1,474,641
HubSpot , Inc.
(a)
2,401 1,452,293
Intel Corp. 217,736 6,634,416
International Business Machines Corp. 47,752 7,936,382
Intuit, Inc. 14,380 8,996,416
Jabil, Inc. 6,273 736,199
Keysight Technologies, Inc.
(a)
9,521 1,408,537
KLA Corp. 7,296 5,029,060
LAM Research Corp. 7,078 6,330,634
Marvell Technology, Inc. 45,655 3,009,121
Microchip Technology, Inc. 28,523 2,623,546
Micron Technology, Inc. 57,209 6,462,329
Microsoft Corp. 385,378 150,039,217
MongoDB, Inc., Class A
(a)
3,621 1,322,317
Monolithic Power Systems, Inc. 2,371 1,586,981
Motorola Solutions, Inc. 8,929 3,028,270
NetApp, Inc. 10,749 1,098,655
NVIDIA Corp. 124,635 107,687,133
Okta , Inc., Class A
(a)
7,943 738,540
ON Semiconductor Corp.
(a)
23,080 1,619,293
Oracle Corp. 82,178 9,347,748
Palantir Technologies, Inc., Class A
(a)
97,124 2,133,814
Palo Alto Networks, Inc.
(a)
16,052 4,669,366
PTC, Inc.
(a)
5,632 999,342
QUALCOMM, Inc. 58,011 9,621,124
Roper Technologies, Inc. 5,685 2,907,650
Salesforce, Inc. 49,335 13,268,155
Samsara, Inc., Class A
(a)
8,726 304,799
Seagate Technology Holdings PLC 9,953 855,062
ServiceNow , Inc.
(a)
10,699 7,417,938
Skyworks Solutions, Inc. 8,596 916,248
Snowflake, Inc., Class A
(a)
14,415 2,237,208
Super Micro Computer, Inc.
(a)
2,388 2,050,814
Synopsys, Inc.
(a)
8,064 4,278,678
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 29.5% (continued)
TE Connectivity Ltd. 16,956 2,398,935
Teledyne Technologies, Inc.
(a)
2,434 928,522
Teradyne, Inc. 8,072 938,935
Texas Instruments, Inc. 46,857 8,266,512
Trimble, Inc.
(a)
13,297 798,751
Tyler Technologies, Inc.
(a)
2,090 964,640
VeriSign, Inc.
(a)
4,565 773,676
Western Digital Corp.
(a)
16,740 1,185,694
Workday, Inc., Class A
(a)
10,768 2,635,253
Zebra Technologies Corp., Class A
(a)
2,751 865,355
Zoom Video Communications, Inc., Class A
(a)
13,798 843,058
Zscaler , Inc.
(a)
4,553 787,396
665,100,945
Materials – 2.4%
Air Products & Chemicals, Inc. 10,780 2,547,745
Albemarle Corp.
(b)
6,356 764,690
Amcor PLC 78,793 704,409
Avery Dennison Corp. 4,224 917,791
Ball Corp. 16,801 1,168,846
Celanese Corp., Class A 5,732 880,493
CF Industries Holdings, Inc. 10,407 821,841
Corteva , Inc. 35,187 1,904,672
CRH PLC 36,668 2,838,837
Dow, Inc. 38,906 2,213,751
DuPont de Nemours, Inc. 21,954 1,591,665
Ecolab, Inc. 12,891 2,915,300
Freeport-McMoRan, Inc. 72,212 3,606,267
International Flavors & Fragrances, Inc., Class
W 13,692 1,159,028
Linde PLC 25,921 11,430,124
LyondellBasell Industries NV, Class A 13,732 1,372,788
Martin Marietta Materials, Inc. 3,328 1,953,769
Mosaic Co. (The) 18,499 580,684
Newmont Corp. 61,150 2,485,136
Nucor Corp. 13,112 2,209,765
PPG Industries, Inc. 12,538 1,617,402
Sherwin-Williams Co. (The) 12,517 3,750,218
Southern Copper Corp.
(b)
4,334 505,648
Steel Dynamics, Inc. 7,974 1,037,577
Vulcan Materials Co. 6,908 1,779,708
Westlake Corp. 1,612 237,544
52,995,698
Real Estate – 2.0%
Alexandria Real Estate Equities, Inc.
(c)
9,477 1,098,100
American Tower Corp.
(c)
24,002 4,117,783
AvalonBay Communities, Inc.
(c)
7,399 1,402,628
CBRE Group, Inc., Class A
(a)
16,358 1,421,347
CoStar Group, Inc.
(a)
21,253 1,945,287
Crown Castle, Inc.
(c)
21,642 2,029,587
Digital Realty Trust, Inc.
(c)
16,168 2,243,795
Equinix , Inc.
(c)
4,920 3,498,661
Equity Residential
(c)
19,921 1,282,912
Essex Property Trust, Inc.
(c)
3,382 832,818
Extra Space Storage, Inc.
(c)
11,074 1,487,017
Healthpeak Properties, Inc.
(c)
34,724 646,214
Invitation Homes, Inc.
(c)
29,693 1,015,501
Iron Mountain, Inc.
(c)
14,302 1,108,691
Mid-America Apartment Communities, Inc.
(c)
6,391 830,830
Prologis, Inc.
(c)
47,466 4,843,905
Public Storage
(c)
7,943 2,060,811
Realty Income Corp.
(c)
38,678 2,070,820

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 2.0% (continued)
SBA Communications Corp., Class A
(c)
5,742 1,068,701
Simon Property Group, Inc.
(c)
17,284 2,428,921
Sun Communities, Inc.
(c)
6,620 736,938
UDR, Inc.
(c)
16,751 637,878
Ventas, Inc.
(c)
21,224 939,799
VICI Properties, Inc., Class A
(c)
53,378 1,523,942
W.P. Carey, Inc.
(c)
11,972 656,544
Welltower , Inc.
(c)
27,530 2,623,058
Weyerhaeuser Co.
(c)
38,569 1,163,627
45,716,115
Utilities – 2.2%
Alliant Energy Corp. 13,108 652,778
Ameren Corp. 13,942 1,029,896
American Electric Power Co., Inc. 25,812 2,220,606
American Water Works Co., Inc. 10,516 1,286,317
Atmos Energy Corp. 7,382 870,338
Avangrid , Inc. 6,927 253,043
CenterPoint Energy, Inc. 34,125 994,402
CMS Energy Corp. 15,805 957,941
Consolidated Edison, Inc. 17,782 1,678,621
Constellation Energy Corp. 17,193 3,196,866
Dominion Energy, Inc. 41,720 2,126,886
DTE Energy Co. 11,732 1,294,274
Duke Energy Corp. 39,333 3,864,861
Edison International 20,019 1,422,550
Entergy Corp. 11,698 1,247,826
Evergy , Inc. 13,873 727,639
Eversource Energy 20,034 1,214,461
Exelon Corp. 52,315 1,965,998
FirstEnergy Corp. 29,323 1,124,244
NextEra Energy, Inc. 104,552 7,001,847
PG&E Corp. 130,815 2,238,245
PPL Corp. 40,092 1,100,926
Public Service Enterprise Group, Inc. 27,204 1,879,252
Sempra 31,690 2,269,955
Southern Co. (The) 56,547 4,156,204
WEC Energy Group, Inc. 17,543 1,449,754
Xcel Energy, Inc. 29,601 1,590,462
49,816,192
Total Common Stocks (cost
$1,887,104,496) 2,246,265,774
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $3,817,653) 3,817,653 3,817,653
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $511,356) 511,356 511,356
Total Investments (cost $1,891,433,505) 99.9% 2,250,594,783
Cash and Receivables (Net) 0.1% 1,286,585
Net Assets 100.0% 2,251,881,368
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $23,413,922 and the value of the collateral was $24,237,671, consisting of cash collateral of $511,356 and U.S. Government & Agency securities valued at $23,726,315. In addition, the value of collateral may include pending sales that are also on loan.

See Notes to Financial Statements
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 29.5
Financials 13.0
Health Care 12.2
Consumer Discretionary 10.3
Communication Services 9.2
Industrials 8.8
Consumer Staples 6.0
Energy 4.1
Materials 2.4
Utilities 2.2
Real Estate 2.0
Registered Investment Companies 0.2
99.9
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 2,097,480 21,524,447 (19,804,274) 3,817,653 113,117
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 11,438,096 (10,926,740) 511,356 41,589
2
Total – 0.2% 2,097,480 32,962,543 (30,731,014) 4,329,009 154,706
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P 500 E-mini 18 6/21/2024 4,716,808 4,560,300 (156,508)
Gross Unrealized Depreciation (156,508)

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.6%
Communication Services – 2.3%
Interpublic Group of Cos., Inc. (The) 57,714 1,756,814
Liberty Broadband Corp., Class A
(a)
2,428 121,716
Liberty Broadband Corp., Class C
(a)
17,303 860,478
Match Group, Inc.
(a)
41,127 1,267,534
New York Times Co. (The), Class A 22,946 987,366
News Corp., Class A 56,815 1,352,197
News Corp., Class B 15,942 391,217
Nexstar Media Group, Inc., Class A 4,858 777,571
Paramount Global, Class B 72,983 831,276
Roku, Inc., Class A
(a)
18,772 1,082,394
TKO Group Holdings, Inc., Class A 8,164 772,886
ZoomInfo Technologies, Inc., Class A
(a)
41,701 661,378
10,862,827
Consumer Discretionary – 14.6%
ADT, Inc. 52,809 343,258
Aramark 36,868 1,161,711
Autoliv, Inc. 11,477 1,374,830
AutoNation, Inc.
(a)
4,129 665,388
Bath & Body Works, Inc. 34,150 1,551,093
Birkenstock Holding PLC
(a)
3,552 159,023
BorgWarner, Inc. 35,109 1,150,522
Boyd Gaming Corp. 10,481 560,838
Brunswick Corp. 10,300 830,592
Burlington Stores, Inc.
(a)
9,719 1,748,837
Caesars Entertainment, Inc.
(a)
31,003 1,110,527
Capri Holdings Ltd.
(a)
17,402 617,423
CarMax, Inc.
(a)
23,662 1,608,306
Carvana Co., Class A
(a)
14,370 1,191,560
Chewy, Inc., Class A
(a)
17,414 261,036
Choice Hotels International, Inc.
(b)
4,618 546,125
Churchill Downs, Inc. 10,229 1,319,541
Crocs, Inc.
(a)
8,858 1,101,669
Dick's Sporting Goods, Inc. 8,525 1,713,013
Dillard's, Inc., Class A 1,222 535,224
Domino's Pizza, Inc. 5,320 2,815,716
Duolingo, Inc., Class A
(a)
4,817 1,087,438
Etsy, Inc.
(a)
18,107 1,243,408
Five Below, Inc.
(a)
8,156 1,193,549
Floor & Decor Holdings, Inc., Class A
(a)
15,755 1,738,249
Gap, Inc. (The) 29,653 608,480
Gentex Corp. 35,023 1,201,289
H&R Block, Inc. 21,594 1,019,885
Hasbro, Inc. 19,394 1,188,852
Hyatt Hotels Corp., Class A 6,494 966,242
International Game Technology PLC 15,963 315,110
Lear Corp. 8,967 1,128,676
Levi Strauss & Co., Class A 14,305 303,552
Light & Wonder, Inc.
(a)
13,555 1,209,919
Lithia Motors, Inc., Class A 4,073 1,036,090
LKQ Corp. 38,081 1,642,433
Lucid Group, Inc.
(a)(b)
124,982 318,704
Mattel, Inc.
(a)
52,874 968,652
Mohawk Industries, Inc.
(a)
7,906 911,720
Murphy USA, Inc. 2,903 1,201,319
Norwegian Cruise Line Holdings Ltd.
(a)
62,941 1,190,844
Penske Automotive Group, Inc. 2,682 410,105
Planet Fitness, Inc., Class A
(a)
12,338 738,306
Polaris, Inc. 7,923 674,723
PVH Corp. 9,057 985,402
Ralph Lauren Corp., Class A 5,879 962,040
RH
(a)
2,256 557,345
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Discretionary – 14.6% (continued)
Service Corp. International 21,736 1,558,689
SharkNinja, Inc. 7,281 468,023
Skechers USA, Inc., Class A
(a)
19,966 1,318,754
Tapestry, Inc. 34,115 1,361,871
Tempur Sealy International, Inc. 25,127 1,257,858
Texas Roadhouse, Inc., Class A 10,040 1,614,231
Toll Brothers, Inc. 15,574 1,855,019
TopBuild Corp.
(a)
4,732 1,914,898
Vail Resorts, Inc. 5,808 1,099,861
VF Corp. 55,223 688,079
Wayfair, Inc., Class A
(a)(b)
13,394 671,709
Whirlpool Corp. 8,021 760,872
Williams-Sonoma, Inc. 9,054 2,596,506
Wingstop, Inc. 4,375 1,683,456
Wyndham Hotels & Resorts, Inc. 12,257 901,012
Wynn Resorts Ltd. 14,640 1,341,756
68,261,158
Consumer Staples – 4.1%
BellRing Brands, Inc.
(a)
19,810 1,092,918
BJ's Wholesale Club Holdings, Inc.
(a)
20,098 1,500,919
Casey's General Stores, Inc. 5,570 1,780,060
Celsius Holdings, Inc.
(a)
22,799 1,624,885
Coca-Cola Consolidated, Inc. 724 598,024
Coty, Inc., Class A
(a)
53,888 616,479
Darling Ingredients, Inc.
(a)
23,792 1,008,067
e.l.f Beauty, Inc.
(a)
7,899 1,283,824
Ingredion, Inc. 9,866 1,130,545
Lamb Weston Holdings, Inc. 21,514 1,792,977
Maplebear, Inc.
(a)
20,470 698,641
Molson Coors Beverage Co., Class B 26,160 1,497,921
Performance Food Group Co.
(a)
22,794 1,547,257
Pilgrim's Pride Corp.
(a)
5,950 214,319
Post Holdings, Inc.
(a)
7,392 784,661
Reynolds Consumer Products, Inc. 8,001 229,069
US Foods Holding Corp.
(a)
34,209 1,719,002
19,119,568
Energy – 5.5%
Antero Midstream Corp. 49,833 689,689
Antero Resources Corp.
(a)
41,778 1,420,870
APA Corp. 46,284 1,455,169
Championx Corp. 29,836 1,001,595
Chesapeake Energy Corp.
(b)
17,851 1,604,448
Chord Energy Corp. 6,061 1,072,676
Civitas Resources, Inc. 12,420 893,743
Hess Midstream LP, Class A 10,438 355,936
HF Sinclair Corp. 22,938 1,244,386
Matador Resources Co. 16,245 1,012,063
Murphy Oil Corp. 22,602 1,008,953
New Fortress Energy, Inc., Class A 12,227 320,347
Noble Corp. PLC 16,121 715,450
NOV, Inc. 59,390 1,098,121
Ovintiv, Inc. 36,568 1,876,670
PBF Energy, Inc., Class A 16,242 865,211
Permian Resources Corp., Class A 62,484 1,046,607
Range Resources Corp. 35,727 1,282,957
Scorpio Tankers, Inc. 6,909 486,117
Southwestern Energy Co.
(a)
162,270 1,215,402
TechnipFMC PLC 65,799 1,685,770
Texas Pacific Land Corp. 3,477 2,003,795
Weatherford International PLC
(a)
10,746 1,328,421
25,684,396

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Financials – 13.3%
Affiliated Managers Group, Inc. 5,017 783,154
Affirm Holdings, Inc., Class A
(a)
33,983 1,083,378
AGNC Investment Corp.
(b)(c)
100,457 919,182
Ally Financial, Inc. 40,623 1,557,892
American Financial Group, Inc. 10,763 1,374,973
Annaly Capital Management, Inc.
(c)
73,432 1,376,116
Assurant, Inc. 7,916 1,380,550
Axis Capital Holdings Ltd. 11,466 703,210
BOK Financial Corp. 4,165 369,560
Carlyle Group, Inc. (The) 32,780 1,468,544
CNA Financial Corp. 3,220 141,487
Comerica, Inc. 19,721 989,403
Commerce Bancshares, Inc. 18,003 984,404
Corebridge Financial, Inc.
(b)
35,613 945,881
Credit Acceptance Corp.
(a)
1,272 653,452
Cullen/Frost Bankers, Inc. 8,990 938,017
Dlocal Ltd.
(a)
12,537 178,151
East West Bancorp, Inc. 21,090 1,570,994
Equitable Holdings, Inc. 50,723 1,872,186
Erie Indemnity Co., Class A 3,769 1,442,246
Fidelity National Financial, Inc. 38,838 1,922,481
First American Financial Corp. 14,812 793,479
First Horizon Corp. 82,574 1,232,004
Globe Life, Inc. 14,033 1,068,894
Houlihan Lokey, Inc., Class A 7,614 970,709
Invesco Ltd. 49,724 704,589
Jack Henry & Associates, Inc. 10,876 1,769,416
Jefferies Financial Group, Inc. 28,201 1,214,335
KeyCorp 140,037 2,029,136
Kinsale Capital Group, Inc. 3,282 1,192,186
MarketAxess Holdings, Inc. 5,541 1,108,699
Morningstar, Inc. 3,970 1,122,120
New York Community Bancorp, Inc. 99,740 264,311
Old Republic International Corp. 39,489 1,179,142
Pinnacle Financial Partners, Inc. 11,347 870,315
Popular, Inc. 10,788 916,872
Primerica, Inc. 5,256 1,113,536
Prosperity Bancshares, Inc. 13,418 831,513
Reinsurance Group of America, Inc., Class A 9,906 1,852,323
RenaissanceRe Holdings Ltd. 7,550 1,655,337
RLI Corp. 6,271 886,406
Robinhood Markets, Inc., Class A
(a)
73,969 1,219,749
Ryan Specialty Holdings, Inc., Class A 14,667 723,670
SEI Investments Co. 15,083 994,724
Selective Insurance Group, Inc. 8,915 906,210
Shift4 Payments, Inc., Class A
(a)(b)
8,468 489,958
SoFi Technologies, Inc.
(a)(b)
130,266 883,203
SouthState Corp. 11,243 851,095
Starwood Property Trust, Inc.
(b)(c)
44,832 850,463
Stifel Financial Corp. 14,849 1,186,732
Toast, Inc., Class A
(a)
54,861 1,296,365
TPG, Inc., Class A 9,703 418,199
Unum Group 29,411 1,491,138
UWM Holdings Corp. 12,428 78,296
Voya Financial, Inc. 15,588 1,062,478
Webster Financial Corp. 27,342 1,198,400
Western Alliance Bancorp 16,167 918,771
WEX, Inc.
(a)
6,411 1,354,388
Zions Bancorp NA 21,991 896,793
62,251,215
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Health Care – 10.1%
10X Genomics, Inc., Class A
(a)
14,850 434,808
Acadia Healthcare Co., Inc.
(a)
13,461 995,306
Apellis Pharmaceuticals, Inc.
(a)
15,210 672,130
Bausch + Lomb Corp.
(a)
5,576 81,075
Bio-Rad Laboratories, Inc., Class A
(a)
3,157 851,601
Bio-Techne Corp. 23,383 1,478,039
Bridgebio Pharma, Inc.
(a)
15,907 407,537
Bruker Corp. 13,630 1,063,276
Catalent, Inc.
(a)
27,309 1,525,208
Cerevel Therapeutics Holdings, Inc.
(a)
11,191 477,968
Charles River Laboratories International,
Inc.
(a)
7,532 1,724,828
Chemed Corp. 2,196 1,247,328
Cytokinetics, Inc.
(a)
14,549 892,145
DaVita, Inc.
(a)
8,060 1,120,421
DENTSPLY SIRONA, Inc. 31,791 954,048
Elanco Animal Health, Inc.
(a)
72,783 957,824
Encompass Health Corp. 14,956 1,247,031
Ensign Group, Inc. (The) 8,113 960,255
Exact Sciences Corp.
(a)
26,846 1,593,310
Exelixis, Inc.
(a)
42,336 993,203
Globus Medical, Inc., Class A
(a)
17,584 875,507
HealthEquity, Inc.
(a)
12,546 990,005
Henry Schein, Inc.
(a)
19,751 1,368,349
Inspire Medical Systems, Inc.
(a)
4,318 1,043,488
Intra-Cellular Therapies, Inc.
(a)
13,484 968,286
Ionis Pharmaceuticals, Inc.
(a)
21,353 881,025
Jazz Pharmaceuticals PLC
(a)
9,432 1,044,594
Masimo Corp.
(a)
6,628 890,869
Medpace Holdings, Inc.
(a)
3,513 1,364,274
Natera, Inc.
(a)
16,595 1,541,344
Neurocrine Biosciences, Inc.
(a)
14,205 1,953,756
Option Care Health, Inc.
(a)
24,999 747,220
Penumbra, Inc.
(a)
5,528 1,086,086
QIAGEN NV 32,921 1,393,546
Repligen Corp.
(a)
7,809 1,282,238
Roivant Sciences Ltd.
(a)(b)
66,621 726,169
Sarepta Therapeutics, Inc.
(a)
13,158 1,666,592
Shockwave Medical, Inc.
(a)
5,385 1,778,073
Teleflex, Inc. 7,037 1,468,974
Tenet Healthcare Corp.
(a)
15,071 1,692,323
United Therapeutics Corp.
(a)
6,841 1,603,051
Universal Health Services, Inc., Class B 7,757 1,322,025
47,365,135
Industrials – 20.5%
Acuity Brands, Inc. 4,741 1,177,190
Advanced Drainage Systems, Inc. 10,258 1,610,506
AECOM 20,369 1,881,281
AGCO Corp. 9,392 1,072,472
Allegion PLC 13,271 1,613,223
American Airlines Group, Inc.
(a)
97,368 1,315,442
AO Smith Corp. 18,606 1,541,321
API Group Corp.
(a)
26,197 1,010,418
Applied Industrial Technologies, Inc. 5,704 1,045,258
Atkore, Inc. 5,548 972,564
Avis Budget Group, Inc. 2,671 254,947
BWX Technologies, Inc. 13,675 1,309,655
CACI International, Inc., Class A
(a)
3,295 1,325,348
CH Robinson Worldwide, Inc. 17,370 1,233,270
Chart Industries, Inc.
(a)(b)
6,195 892,452
Clarivate PLC
(a)
52,871 357,408

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 20.5% (continued)
Clean Harbors, Inc.
(a)
7,644 1,448,156
Comfort Systems USA, Inc. 5,258 1,626,878
Core & Main, Inc., Class A
(a)
14,217 802,834
Crane Co. 7,301 1,022,213
Curtiss-Wright Corp. 5,727 1,451,336
Dayforce, Inc.
(a)
22,468 1,378,861
Donaldson Co., Inc. 18,059 1,303,860
EMCOR Group, Inc. 7,064 2,523,049
ExlService Holdings, Inc.
(a)
24,070 698,030
Fluor Corp.
(a)
25,482 1,027,689
Fortune Brands Innovations, Inc. 18,982 1,387,584
FTI Consulting, Inc.
(a)
5,161 1,103,577
Generac Holdings, Inc.
(a)
9,188 1,249,200
Genpact Ltd. 24,903 765,518
Graco, Inc. 25,076 2,011,095
GXO Logistics, Inc.
(a)
17,828 885,338
Hexcel Corp. 12,627 810,780
Huntington Ingalls Industries, Inc. 5,874 1,626,687
ITT, Inc. 12,352 1,597,608
KBR, Inc. 20,305 1,318,607
Knight-Swift Transportation Holdings, Inc.,
Class A 23,694 1,095,374
Landstar System, Inc. 5,334 930,303
Leidos Holdings, Inc. 20,480 2,871,706
Lincoln Electric Holdings, Inc. 8,420 1,848,443
Masco Corp. 33,704 2,307,039
MasTec, Inc.
(a)
9,639 854,883
Middleby Corp. (The)
(a)
7,982 1,109,258
MSA Safety, Inc. 5,523 996,349
NEXTracker, Inc., Class A
(a)
17,253 738,256
nVent Electric PLC 24,372 1,756,490
Oshkosh Corp. 9,880 1,109,228
Owens Corning 13,407 2,255,191
Parsons Corp.
(a)
6,036 473,886
Paylocity Holding Corp.
(a)
6,511 1,010,247
Pentair PLC 24,656 1,950,043
RBC Bearings, Inc.
(a)
4,277 1,045,940
Regal Rexnord Corp. 9,942 1,604,340
Robert Half, Inc. 15,802 1,092,550
Saia, Inc.
(a)
3,985 1,581,368
Science Applications International Corp. 7,747 997,039
Sensata Technologies Holding PLC 22,881 876,571
Simpson Manufacturing Co., Inc. 6,345 1,103,332
SiteOne Landscape Supply, Inc.
(a)
6,654 1,043,946
Snap-On, Inc. 7,827 2,097,323
Tetra Tech, Inc. 7,930 1,544,130
Textron, Inc. 29,242 2,473,581
Timken Co. (The) 9,582 854,906
Toro Co. (The) 15,579 1,364,565
Trex Co., Inc.
(a)
16,185 1,433,182
TriNet Group, Inc. 4,849 486,694
UFP Industries, Inc. 9,045 1,019,371
U-Haul Holding Co.
(a)
1,409 89,091
U-Haul Holding Co., Class B 15,054 923,111
Watsco, Inc. 4,973 2,226,512
Watts Water Technologies, Inc., Class A 4,103 814,281
WESCO International, Inc. 6,690 1,021,897
Willscot Mobile Mini Holdings Corp., Class A
(a)
27,984 1,034,289
Woodward, Inc. 8,992 1,459,941
XPO, Inc.
(a)
17,058 1,833,053
95,979,364
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Information Technology – 12.5%
Allegro MicroSystems, Inc.
(a)
10,846 322,018
Altair Engineering, Inc., Class A
(a)
8,167 657,035
Amkor Technology, Inc. 17,523 566,869
Appfolio, Inc., Class A
(a)
2,819 639,293
AppLovin Corp., Class A
(a)
24,824 1,751,830
Arrow Electronics, Inc.
(a)
8,146 1,040,000
BILL Holdings, Inc.
(a)
15,060 939,142
CCC Intelligent Solutions Holdings, Inc.
(a)
29,061 326,065
Ciena Corp.
(a)
21,591 998,152
Cognex Corp. 26,074 1,083,114
Coherent Corp.
(a)
19,589 1,070,147
Confluent, Inc., Class A
(a)
32,378 910,469
DocuSign, Inc., Class A
(a)
30,114 1,704,453
Dolby Laboratories, Inc., Class A 8,735 678,360
DoubleVerify Holdings, Inc.
(a)
17,477 512,076
Dropbox, Inc., Class A
(a)
38,652 895,180
Dynatrace, Inc.
(a)
39,449 1,787,434
Elastic NV
(a)
12,401 1,267,630
F5, Inc.
(a)
9,036 1,493,741
Fabrinet
(a)
5,423 938,559
Flex Ltd.
(a)
64,768 1,855,603
Freshworks, Inc., Class A
(a)
25,712 458,959
GEN Digital, Inc. 93,210 1,877,249
Gitlab, Inc., Class A
(a)
12,127 636,304
Globant SA
(a)
6,204 1,107,972
GoDaddy, Inc., Class A
(a)
19,941 2,440,380
Guidewire Software, Inc.
(a)
12,042 1,329,437
Informatica, Inc., Class A
(a)
7,589 235,031
Juniper Networks, Inc. 47,567 1,656,283
Klaviyo, Inc., Class A
(a)
5,645 126,448
Lattice Semiconductor Corp.
(a)
20,462 1,403,693
Littelfuse, Inc. 3,613 833,302
MACOM Technology Solutions Holdings, Inc.
(a)
8,194 835,378
Manhattan Associates, Inc.
(a)
9,203 1,896,370
MicroStrategy, Inc., Class A
(a)(b)
2,058 2,191,832
MKS Instruments, Inc. 9,308 1,107,466
Novanta, Inc.
(a)
5,342 836,023
Nutanix, Inc., Class A
(a)
36,460 2,213,122
Onto Innovation, Inc.
(a)
7,292 1,352,593
Procore Technologies, Inc.
(a)
12,290 840,882
Pure Storage, Inc., Class A
(a)
45,089 2,272,486
Qorvo, Inc.
(a)
14,911 1,742,201
Qualys, Inc.
(a)
5,497 901,013
Rambus, Inc.
(a)
16,245 890,551
SentinelOne, Inc., Class A
(a)
35,449 749,037
Smartsheet, Inc., Class A
(a)
19,302 730,195
SPS Commerce, Inc.
(a)
5,423 942,897
TD Synnex Corp. 7,715 909,136
Twilio, Inc., Class A
(a)
27,165 1,626,640
UiPath, Inc., Class A
(a)
58,399 1,107,829
Unity Software, Inc.
(a)(b)
37,353 906,557
Universal Display Corp. 6,610 1,044,248
58,638,684
Materials – 6.6%
Alcoa Corp. 26,758 940,276
Anglogold Ashanti PLC
(b)
63,015 1,448,715
AptarGroup, Inc. 9,752 1,407,994
Arcadium Lithium PLC
(a)
154,604 680,258
Axalta Coating Systems Ltd.
(a)
33,244 1,045,191
Berry Global Group, Inc. 17,407 985,932
Cleveland-Cliffs, Inc.
(a)
75,796 1,280,952

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Materials – 6.6% (continued)
Commercial Metals Co. 17,400 935,076
Crown Holdings, Inc. 17,929 1,471,433
Eagle Materials, Inc. 5,252 1,316,729
Eastman Chemical Co. 17,961 1,696,237
FMC Corp. 18,722 1,104,785
Graphic Packaging Holding Co. 45,550 1,177,468
International Paper Co. 51,655 1,804,826
Olin Corp. 18,173 950,084
Packaging Corp. of America 13,350 2,309,283
Reliance, Inc. 8,571 2,440,335
Royal Gold, Inc. 9,884 1,187,365
RPM International, Inc. 19,146 2,046,899
Sealed Air Corp. 21,575 679,181
Sonoco Products Co. 14,887 834,416
United States Steel Corp. 33,754 1,232,021
Westrock Co. 38,206 1,832,360
30,807,816
Real Estate – 6.8%
Agree Realty Corp.
(c)
14,941 854,924
American Homes 4 Rent, Class A
(c)
50,000 1,790,000
Americold Realty Trust, Inc.
(c)
42,381 931,111
Apartment Income REIT Corp.
(c)
21,972 843,285
Boston Properties, Inc.
(c)
21,583 1,335,772
Brixmor Property Group, Inc.
(c)
44,943 993,240
Camden Property Trust
(c)
15,826 1,577,536
CubeSmart
(c)
33,518 1,355,468
EastGroup Properties, Inc.
(c)
6,889 1,070,275
Equity LifeStyle Properties, Inc.
(c)
26,708 1,610,225
Federal Realty Investment Trust
(c)
11,231 1,169,933
First Industrial Realty Trust, Inc.
(c)
20,025 909,535
Gaming and Leisure Properties, Inc.
(c)
37,907 1,619,766
Healthcare Realty Trust, Inc., Class A
(c)
57,490 818,083
Host Hotels & Resorts, Inc.
(c)
105,759 1,995,672
Jones Lang LaSalle, Inc.
(a)
7,154 1,292,728
Kimco Realty Corp.
(c)
98,468 1,834,459
Lamar Advertising Co., Class A
(c)
13,003 1,506,398
NNN REIT, Inc.
(c)
27,485 1,113,967
OMEGA Healthcare Investors, Inc.
(c)
36,688 1,115,682
Regency Centers Corp.
(c)
25,004 1,480,737
Rexford Industrial Realty, Inc.
(b)(c)
31,651 1,354,979
Ryman Hospitality Properties, Inc.
(c)
8,810 929,279
STAG Industrial, Inc.
(c)
26,931 926,157
Zillow Group, Inc., Class A
(a)
7,501 315,042
Zillow Group, Inc., Class C
(a)
22,808 970,937
31,715,190
Utilities – 3.3%
AES Corp. (The) 99,945 1,789,016
Brookfield Renewable Corp., Class A 26,438 614,419
Essential Utilities, Inc. 41,073 1,502,450
NiSource, Inc. 62,051 1,728,741
NRG Energy, Inc. 33,306 2,420,347
OGE Energy Corp. 30,219 1,047,088
Pinnacle West Capital Corp. 17,241 1,269,800
UGI Corp. 31,504 805,242
Vistra Corp. 53,649 4,068,740
15,245,843
Total Common Stocks (cost $429,552,487) 465,931,196
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $1,189,237) 1,189,237 1,189,237
Investment of Cash Collateral for Securities Loaned – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $4,566,967) 4,566,967 4,566,967
Total Investments (cost $435,308,691) 100.9% 471,687,400
Liabilities, Less Cash and Receivables (0.9)% (4,088,837)
Net Assets 100.0% 467,598,563
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $11,518,681 and the value of the collateral was $12,520,100, consisting of cash collateral of $4,566,967 and U.S. Government & Agency securities valued at $7,953,133.
In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2024.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 20.5
Consumer Discretionary 14.6
Financials 13.3
Information Technology 12.5
Health Care 10.1
Real Estate 6.8
Materials 6.6
Energy 5.5
Consumer Staples 4.1
Utilities 3.3
Communication Services 2.3
Registered Investment Companies 1.3
100.9
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 360,984 8,864,862 (8,036,609) 1,189,237 32,892
Investment of Cash Collateral for Securities Loaned – 1.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 992,299 43,184,620 (39,609,952) 4,566,967 26,439
2
Total – 1.3% 1,353,283 52,049,482 (47,646,561) 5,756,204 59,331
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 3 6/21/2024 885,890 863,160 (22,730)
S&P 500 E-mini 2 6/21/2024 526,188 506,700 (19,488)
Gross Unrealized Depreciation (42,218)

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.6%
Communication Services – 2.4%
Atlanta Braves Holdings, Inc., Class A
(a)
417 16,822
Atlanta Braves Holdings, Inc., Class C
(a)
2,729 102,147
Bumble, Inc., Class A
(a)
6,480 65,448
Cable One, Inc. 290 114,217
Cargurus, Inc., Class A
(a)
5,260 118,140
Cinemark Holdings, Inc.
(a)
6,988 119,774
Cogent Communications Holdings, Inc. 2,769 177,714
EchoStar Corp., Class A
(a)
2,140 34,219
Frontier Communications Parent, Inc.
(a)
14,222 329,097
IAC, Inc.
(a)
4,779 227,289
Integral Ad Science Holding Corp.
(a)
3,739 35,857
Iridium Communications, Inc. 7,312 225,137
John Wiley & Sons, Inc., Class A 2,711 101,852
Lions Gate Entertainment Corp., Class A
(a)
4,148 41,853
Lions Gate Entertainment Corp., Class B
(a)
8,191 77,241
Madison Square Garden Sports Corp.
(a)
1,045 194,286
Playtika Holding Corp. 2,925 21,206
TEGNA, Inc. 12,640 172,410
TripAdvisor, Inc.
(a)
6,776 178,412
United States Cellular Corp.
(a)
883 32,106
Yelp, Inc., Class A
(a)
4,151 167,036
Ziff Davis, Inc.
(a)
2,931 146,872
2,699,135
Consumer Discretionary – 13.2%
Abercrombie & Fitch Co., Class A
(a)
3,138 381,330
Academy Sports & Outdoors, Inc. 4,735 276,050
Acushnet Holdings Corp. 1,927 117,508
Adient Global Holdings Ltd. 5,961 178,055
Advance Auto Parts, Inc. 3,794 276,886
American Eagle Outfitters, Inc. 11,598 281,367
Arcos Dorados Holdings, Inc., Class A 7,984 86,068
Asbury Automotive Group, Inc.
(a)
1,325 278,568
Boot Barn Holdings, Inc.
(a)
1,918 204,209
Bowlero Corp.
(b)
1,630 19,152
Bright Horizons Family Solutions, Inc.
(a)
3,681 381,757
Camping World Holdings, Inc., Class A 2,654 53,797
Carter's, Inc. 2,365 161,790
Cava Group, Inc.
(a)
3,079 221,503
Cavco Industries, Inc.
(a)
498 181,377
Century Communities, Inc. 1,838 145,790
Cheesecake Factory, Inc. (The) 3,067 105,873
Columbia Sportswear Co. 2,188 174,230
Coursera, Inc.
(a)
6,835 69,854
Dana, Inc. 9,168 113,958
Dorman Products, Inc.
(a)
1,684 147,266
Dream Finders Homes, Inc., Class A
(a)(b)
1,508 53,534
Dutch Bros, Inc., Class A
(a)
3,769 106,135
Foot Locker, Inc. 5,221 108,858
Fox Factory Holding Corp.
(a)
2,704 105,240
Frontdoor, Inc.
(a)
5,151 158,084
GameStop Corp., Class A
(a)(b)
17,252 191,325
Goodyear Tire & Rubber Co. (The)
(a)
18,298 218,844
Graham Holdings Co., Class B 183 128,351
Grand Canyon Education, Inc.
(a)
1,891 245,868
Group 1 Automotive, Inc. 891 261,972
Harley-Davidson, Inc. 8,182 281,379
Helen of Troy Ltd.
(a)
1,540 142,773
Hilton Grand Vacations, Inc.
(a)
4,982 207,450
Installed Building Products, Inc. 1,522 358,781
KB Home 4,893 316,871
Kohl's Corp. 6,965 166,742
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Discretionary – 13.2% (continued)
Kontoor Brands, Inc. 3,622 224,781
Krispy Kreme, Inc. 4,998 63,225
Laureate Education, Inc., Class A 8,608 124,816
LCI Industries 1,565 162,729
Leggett & Platt, Inc. 8,474 153,125
LGI Homes, Inc.
(a)
1,327 119,337
Life Time Group Holdings, Inc.
(a)
3,789 51,758
M/I Homes, Inc.
(a)
1,780 206,872
Macy's, Inc. 17,491 322,359
Marriott Vacations Worldwide Corp. 2,143 205,964
Meritage Homes Corp. 2,315 383,688
Mister Car Wash, Inc.
(a)(b)
5,922 39,618
Modine Manufacturing Co.
(a)
3,253 301,325
Newell Brands, Inc. 24,899 197,698
Nordstrom, Inc. 6,280 119,383
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,966 290,073
Papa John's International, Inc. 1,906 117,581
Peloton Interactive, Inc., Class A
(a)
19,968 62,100
Penn Entertainment, Inc.
(a)
9,606 158,883
QuantumScape Corp., Class A
(a)(b)
22,268 120,693
Red Rock Resorts, Inc., Class A 3,169 168,337
Savers Value Village, Inc.
(a)(b)
1,177 19,444
Shake Shack, Inc., Class A
(a)
2,406 254,675
Signet Jewelers Ltd. 2,751 269,681
Skyline Champion Corp.
(a)
3,608 270,564
Sonos, Inc.
(a)
7,396 124,992
Steven Madden Ltd. 4,630 187,098
Stride, Inc.
(a)
2,618 174,752
Taylor Morrison Home Corp., Class A
(a)
6,798 380,756
Thor Industries, Inc. 3,274 325,501
Topgolf Callaway Brands Corp.
(a)
9,091 145,638
Travel + Leisure Co. 4,585 199,631
TRI Pointe Group, Inc.
(a)
6,118 225,448
Under Armour, Inc., Class A
(a)
12,130 81,635
Under Armour, Inc., Class C
(a)
10,320 67,286
United Parks & Resorts, Inc.
(a)
2,029 103,114
Upbound Group, Inc., Class A 3,195 99,077
Urban Outfitters, Inc.
(a)
4,082 159,035
Valvoline, Inc.
(a)
8,326 354,022
Visteon Corp.
(a)
1,800 199,134
Wendy's Co. (The) 10,974 219,370
Winnebago Industries, Inc. 1,824 112,322
Worthington Enterprises, Inc. 2,017 115,292
YETI Holdings, Inc.
(a)
5,526 197,389
14,788,796
Consumer Staples – 3.3%
Boston Beer Co., Inc. (The), Class A
(a)
609 169,552
Cal-Maine Foods, Inc. 2,598 143,747
Central Garden & Pet Co.
(a)(b)
582 23,833
Central Garden & Pet Co., Class A
(a)
3,303 117,025
Edgewell Personal Care Co. 3,216 120,986
Energizer Holdings, Inc. 4,256 122,232
Flowers Foods, Inc. 12,059 300,751
Freshpet, Inc.
(a)
3,013 319,589
Grocery Outlet Holding Corp.
(a)
5,804 150,730
Inter Parfums, Inc. 1,151 133,953
J&J Snack Foods Corp. 972 133,446
Lancaster Colony Corp. 1,244 237,368
MGP Ingredients, Inc. 893 70,047
National Beverage Corp.
(a)
1,349 60,031
PriceSmart, Inc. 1,625 130,959

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Staples – 3.3% (continued)
Primo Water Corp. 9,986 188,436
Simply Good Foods Co. (The)
(a)
5,803 211,519
Spectrum Brands Holdings, Inc. 2,263 185,272
Sprouts Farmers Market, Inc.
(a)
6,612 436,590
Tootsie Roll Industries, Inc. 918 27,274
TreeHouse Foods, Inc.
(a)
3,227 121,174
Utz Brands, Inc. 4,256 76,736
WD-40 Co. 863 195,150
Weis Markets, Inc. 1,019 64,329
3,740,729
Energy – 5.1%
Cactus, Inc., Class A 4,128 204,914
California Resources Corp. 4,401 232,637
CNX Resources Corp.
(a)
10,100 237,552
Comstock Resources, Inc.
(b)
5,968 60,038
CONSOL Energy, Inc. 1,947 161,134
Crescent Energy Co., Class A 4,320 45,965
CVR Energy, Inc. 1,920 58,330
DT Midstream, Inc. 6,252 388,874
Equitrans Midstream Corp. 27,790 375,999
Expro Group Holdings NV
(a)
6,687 125,448
Golar LNG Ltd. 6,325 155,089
Gulfport Energy Corp.
(a)
1,184 187,913
Helmerich & Payne, Inc. 6,167 242,548
Kinetik Holdings, Inc., Class A 1,711 65,600
Kosmos Energy Ltd.
(a)
29,099 164,991
Liberty Energy, Inc., Class A 10,581 232,782
Magnolia Oil & Gas Corp., Class A 11,261 282,313
Northern Oil & Gas, Inc. 5,810 236,990
Oceaneering International, Inc.
(a)
6,336 145,158
Patterson-UTI Energy, Inc. 25,021 270,727
Peabody Energy Corp. 7,072 155,160
Sitio Royalties Corp., Class A 5,134 119,314
SM Energy Co. 7,401 358,874
Tidewater, Inc.
(a)
3,116 286,205
Transocean Ltd.
(a)
48,834 254,913
Uranium Energy Corp.
(a)
24,810 167,467
Valaris Ltd.
(a)
4,015 261,216
Viper Energy, Inc., Class A 5,163 197,020
5,675,171
Financials – 16.3%
American Equity Investment Life Holding Co. 3,952 221,747
Ameris Bancorp 4,224 200,555
Arbor Realty Trust, Inc.
(b)(c)
11,484 147,340
Artisan Partners Asset Management, Inc.,
Class A 4,310 176,408
Associated Banc-Corp. 9,590 202,061
Atlantic Union Bankshares Corp. 4,761 151,257
Axos Financial, Inc.
(a)
3,344 169,240
BancFirst Corp. 1,274 113,603
Bank of Hawaii Corp. 2,496 141,498
Bank OZK 6,978 311,568
BGC Group, Inc., Class A 23,829 186,581
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
10,595 186,896
Brighthouse Financial, Inc.
(a)
4,134 199,465
BRP Group, Inc., Class A
(a)
4,004 106,667
Cadence Bank 11,651 322,383
Cathay General Bancorp 4,440 152,914
CNO Financial Group, Inc. 7,093 186,759
Cohen & Steers, Inc.
(b)
1,628 111,974
Columbia Banking System, Inc. 13,394 251,941
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Financials – 16.3% (continued)
Columbia Financial, Inc.
(a)
1,721 28,569
Community Bank System, Inc. 3,434 148,417
CVB Financial Corp. 8,373 136,815
Eastern Bankshares, Inc. 10,135 127,296
Enact Holdings, Inc. 1,945 57,825
Enstar Group Ltd.
(a)
868 252,041
Essent Group Ltd. 6,707 355,270
Euronet Worldwide, Inc.
(a)
2,808 288,325
Evercore, Inc., Class A 2,262 410,553
EVERTEC, Inc. 4,172 156,575
F&G Annuities & Life, Inc. 1,208 45,687
Federated Hermes, Inc., Class B 5,239 172,101
First BanCorp. 10,839 186,973
First Financial Bancorp 6,073 134,274
First Financial Bankshares, Inc. 8,878 262,434
First Hawaiian, Inc. 8,230 173,571
First Interstate BancSystem, Inc., Class A 5,799 154,833
FirstCash Holdings, Inc. 2,448 276,575
Flywire Corp.
(a)
6,029 123,594
FNB Corp. 23,041 307,367
Freedom Holding Corp.
(a)
1,106 75,219
Fulton Financial Corp. 10,513 173,990
Genworth Financial, Inc., Class A
(a)
28,849 171,075
Glacier Bancorp, Inc. 7,074 255,937
Goosehead Insurance, Inc., Class A
(a)
1,377 78,365
Hamilton Lane, Inc., Class A 2,171 242,544
Hancock Whitney Corp. 5,463 247,966
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
7,011 175,345
Hanover Insurance Group, Inc. (The) 2,293 297,677
Home BancShares, Inc. 12,060 285,581
Independent Bank Corp. 2,827 142,028
International Bancshares Corp. 3,429 190,824
Jackson Financial, Inc., Class A 4,606 314,682
Janus Henderson Group PLC 8,537 266,525
Kemper Corp. 3,865 225,368
Lazard, Inc., Class A 7,043 271,155
Lincoln National Corp. 10,841 295,634
Marqeta, Inc., Class A
(a)
26,906 149,328
MGIC Investment Corp. 17,695 358,855
Moelis & Co., Class A 4,247 208,443
Mr. Cooper Group, Inc.
(a)
4,189 323,391
Nelnet, Inc., Class A 826 77,793
NMI Holdings, Inc., Class A
(a)
5,067 156,368
Old National Bancorp 18,701 309,315
OneMain Holdings, Inc., Class A 7,722 402,393
Pacific Premier Bancorp, Inc. 6,082 130,763
Payoneer Global, Inc.
(a)
16,607 82,039
PennyMac Financial Services, Inc. 2,550 218,382
Piper Sandler Cos. 1,103 215,956
Radian Group, Inc. 9,790 292,427
Remitly Global, Inc.
(a)
8,785 156,637
Rithm Capital Corp.
(c)
31,033 345,087
ServisFirst Bancshares, Inc. 3,206 189,026
Simmons First National Corp., Class A 8,050 137,574
SLM Corp. 13,193 279,560
StepStone Group, Inc., Class A 3,367 121,448
Synovus Financial Corp. 9,360 334,994
Texas Capital Bancshares, Inc.
(a)
3,041 174,553
TFS Financial Corp. 3,326 39,945
Toledo Hospital (The) 3,527 270,521
UMB Financial Corp. 2,814 224,163

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Financials – 16.3% (continued)
United Bankshares, Inc. 8,530 276,884
United Community Banks, Inc. 7,603 191,824
Upstart Holdings, Inc.
(a)(b)
4,741 104,918
Valley National Bancorp 27,464 192,523
Virtu Financial, Inc., Class A 5,553 120,500
WaFd, Inc. 4,121 111,638
Walker & Dunlop, Inc. 2,040 186,925
Western Union Co. (The) 23,477 315,531
Wintrust Financial Corp. 3,919 378,732
WSFS Financial Corp. 3,928 167,843
18,296,146
Health Care – 11.6%
ACADIA Pharmaceuticals, Inc.
(a)
10,193 170,325
agilon health, Inc.
(a)(b)
19,097 105,033
Alkermes PLC
(a)
10,144 248,934
Amedisys, Inc.
(a)
2,063 189,899
Amicus Therapeutics, Inc.
(a)
16,952 169,350
AMN Healthcare Services, Inc.
(a)
2,428 145,631
Amphastar Pharmaceuticals, Inc.
(a)
2,301 94,916
Arrowhead Pharmaceuticals, Inc.
(a)
6,501 147,053
Arvinas, Inc.
(a)
4,032 128,097
Astrana Health, Inc.
(a)
3,013 111,933
AtriCure, Inc.
(a)
2,947 71,082
Axonics, Inc.
(a)
3,201 213,091
Axsome Therapeutics, Inc.
(a)(b)
2,341 172,672
Azenta, Inc.
(a)
3,233 169,603
Beam Therapeutics, Inc.
(a)
4,787 101,580
Biohaven Ltd.
(a)
4,519 175,337
Blueprint Medicines Corp.
(a)
3,819 348,827
Certara, Inc.
(a)
5,428 92,873
CONMED Corp. 1,965 133,581
Corcept Therapeutics, Inc.
(a)
5,873 136,958
CorVel Corp.
(a)
570 136,144
Crinetics Pharmaceuticals, Inc.
(a)
3,800 166,516
Denali Therapeutics, Inc.
(a)
7,266 112,187
Doximity, Inc., Class A
(a)
7,425 180,353
Enovis Corp.
(a)
3,224 178,062
Envista Holdings Corp.
(a)
11,109 218,625
Evolent Health, Inc., Class A
(a)
7,049 195,539
Fortrea Holdings, Inc.
(a)
5,671 207,502
Glaukos Corp.
(a)
3,004 288,384
GoodRx Holdings, Inc., Class A
(a)
5,726 40,655
Guardant Health, Inc.
(a)
7,474 134,532
Haemonetics Corp.
(a)
3,228 296,815
Halozyme Therapeutics, Inc.
(a)
8,457 322,212
Harmony Biosciences Holdings, Inc.
(a)
2,034 62,871
ICU Medical, Inc.
(a)
1,300 127,296
Immunovant, Inc.
(a)
3,582 98,290
Inari Medical, Inc.
(a)
3,098 115,679
Insmed, Inc.
(a)
9,175 226,806
Integer Holdings Corp.
(a)
2,129 237,660
Integra LifeSciences Holdings Corp.
(a)
4,379 127,735
Intellia Therapeutics, Inc.
(a)
5,633 120,546
iRhythm Technologies, Inc.
(a)
1,950 213,681
Krystal Biotech, Inc.
(a)
1,541 235,958
Lantheus Holdings, Inc.
(a)
4,325 287,785
LifeStance Health Group, Inc.
(a)
5,389 33,304
LivaNova PLC
(a)
3,470 193,453
Madrigal Pharmaceuticals, Inc.
(a)(b)
937 191,167
Maravai LifeSciences Holdings, Inc., Class A
(a)
7,104 58,253
Merit Medical Systems, Inc.
(a)
3,635 269,354
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Health Care – 11.6% (continued)
Neogen Corp.
(a)
13,870 171,017
Nuvalent, Inc., Class A
(a)
1,695 116,752
Organon & Co. 16,325 303,808
Pacific Biosciences of California, Inc.
(a)(b)
17,167 28,326
Patterson Cos., Inc. 5,354 136,366
Perrigo Co. PLC 8,722 284,861
Premier, Inc., Class A 7,581 158,291
Prestige Consumer Healthcare, Inc.
(a)
3,140 225,326
Privia Health Group, Inc.
(a)
5,999 110,382
PROCEPT BioRobotics Corp.
(a)(b)
2,787 147,655
Progyny, Inc.
(a)
5,331 170,912
PTC Therapeutics, Inc.
(a)
4,669 150,108
QuidelOrtho Corp.
(a)
3,091 125,340
R1 RCM, Inc.
(a)
12,360 151,904
Radnet, Inc.
(a)
3,833 185,901
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
8,568 67,002
REVOLUTION Medicines, Inc.
(a)
9,875 368,140
Rhythm Pharmaceuticals, Inc.
(a)
3,651 145,164
Rocket Pharmaceuticals, Inc.
(a)
3,253 70,005
Schrodinger, Inc.
(a)
3,914 95,423
Select Medical Holdings Corp. 6,473 183,639
Sotera Health Co.
(a)
6,333 70,930
Springworks Therapeutics, Inc.
(a)
4,297 200,627
Surgery Partners, Inc.
(a)
4,827 120,434
Teladoc Health, Inc.
(a)(b)
10,498 133,850
TG Therapeutics, Inc.
(a)
8,342 113,952
TransMedics Group, Inc.
(a)
2,039 191,931
Ultragenyx Pharmaceutical, Inc.
(a)
5,060 215,252
Vaxcyte, Inc.
(a)
5,444 329,634
12,977,071
Industrials – 18.5%
AAON, Inc. 4,340 408,351
ABM Industries, Inc. 4,002 174,887
ACV Auctions, Inc., Class A
(a)
7,787 135,883
AeroVironment, Inc.
(a)
1,786 285,385
Air Lease Corp., Class A 6,660 334,598
Alamo Group, Inc. 608 118,183
Alaska Air Group, Inc.
(a)
8,242 354,571
Albany International Corp., Class A 2,000 159,500
Alight, Inc., Class A
(a)
25,891 233,537
Allison Transmission Holdings, Inc. 5,831 428,870
ArcBest Corp. 1,509 167,363
Arcosa, Inc. 3,099 235,586
Armstrong World Industries, Inc. 2,802 321,894
Array Technologies, Inc.
(a)
9,512 117,378
ASGN, Inc.
(a)
3,029 292,147
AZEK Co., Inc. (The), Class A
(a)
9,198 419,797
Beacon Roofing Supply, Inc.
(a)
3,749 369,389
Bloom Energy Corp., Class A
(a)(b)
13,540 150,700
Boise Cascade Co. 2,535 335,304
Brady Corp., Class A 2,831 167,029
Brink's Co. (The) 2,847 248,999
Casella Waste Systems, Inc., Class A
(a)
3,648 329,779
CBIZ, Inc.
(a)
3,065 218,167
Concentrix Corp. 2,954 161,495
Copa Holdings SA, Class A 2,052 195,966
CSW Industrials, Inc. 984 233,818
Driven Brands Holdings, Inc.
(a)
3,870 55,457
Dun & Bradstreet Holdings, Inc. 17,730 161,343
Dycom Industries, Inc.
(a)
1,814 253,996
Encore Wire Corp. 974 272,097

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 18.5% (continued)
EnerSys 2,609 235,984
Enovix Corp.
(a)(b)
8,900 55,714
Enpro, Inc. 1,333 200,123
Esab Corp. 3,639 385,297
ESCO Technologies, Inc. 1,632 165,566
Exponent, Inc. 3,246 298,340
Federal Signal Corp. 3,844 312,517
First Advantage Corp. 3,140 51,182
Flowserve Corp. 8,417 396,946
Fluence Energy, Inc., Class A
(a)
3,894 69,469
Franklin Electric Co., Inc. 2,564 246,836
FTAI Aviation Ltd. 6,387 448,431
Gates Industrial Corp. PLC
(a)
10,733 189,115
GATX Corp. 2,253 275,677
GMS, Inc.
(a)
2,559 236,759
Griffon Corp. 2,908 190,532
Hayward Holdings, Inc.
(a)
5,550 75,369
Herc Holdings, Inc. 1,805 258,169
Hertz Global Holdings, Inc.
(a)
8,041 36,587
Hillenbrand, Inc. 4,439 211,829
Hub Group, Inc., Class A 3,930 158,065
ICF International, Inc. 1,196 172,571
Insperity, Inc. 2,269 233,548
JetBlue Airways Corp.
(a)
21,359 121,319
Joby Aviation, Inc.
(a)(b)
21,485 108,499
John Bean Technologies Corp. 2,017 179,695
Kadant, Inc. 741 202,878
Kennametal, Inc. 4,922 115,815
Kirby Corp.
(a)
3,777 412,184
Korn Ferry 3,300 200,376
Kratos Defense & Security Solutions, Inc.
(a)
8,042 143,308
Leonardo DRS, Inc.
(a)
3,352 72,135
Lyft, Inc., Class A
(a)
21,103 330,051
ManpowerGroup, Inc. 3,089 233,065
Matson, Inc. 2,205 237,655
MAXIMUS, Inc. 3,885 311,888
McGrath RentCorp 1,569 167,350
MDU Resources Group, Inc. 12,368 305,490
Mercury Systems, Inc.
(a)
3,615 101,943
Moog, Inc., Class A 1,806 287,280
MSC Industrial Direct Co., Inc., Class A 2,856 260,581
Mueller Industries, Inc. 7,264 405,477
Mueller Water Products, Inc., Class A 9,817 155,501
Net Power, Inc.
(a)
1,663 18,127
Paycor HCM, Inc.
(a)
4,413 76,654
Plug Power, Inc.
(a)(b)
35,379 81,726
Resideo Technologies, Inc.
(a)
9,288 181,395
Rocket Lab USA, Inc.
(a)(b)
18,761 70,541
Rush Enterprises, Inc., Class A 3,953 173,616
RXO, Inc.
(a)
7,451 140,898
Ryder System, Inc. 2,817 343,251
Schneider National, Inc., Class B 2,431 50,273
Shoals Technologies Group, Inc., Class A
(a)
10,658 90,060
Spirit AeroSystems Holdings, Inc., Class A
(a)
7,384 236,288
Spirit Airlines, Inc. 6,819 24,071
SPX Technologies, Inc.
(a)
2,820 343,504
Stericycle, Inc.
(a)
5,946 265,965
Sterling Infrastructure, Inc.
(a)
1,921 195,174
Sunrun, Inc.
(a)
13,516 139,080
Tecnoglass, Inc. 1,469 81,603
Terex Corp. 4,236 237,428
Trinity Industries, Inc. 5,220 135,824
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 18.5% (continued)
UniFirst Corp. 924 147,960
Valmont Industries, Inc. 1,322 270,746
Verra Mobility Corp., Class A
(a)
9,897 233,371
Vestis Corp. 7,946 146,365
Vicor Corp.
(a)
1,488 48,181
Werner Enterprises, Inc. 4,028 137,758
Zurn Elkay Water Solutions Corp. 9,191 287,495
20,755,939
Information Technology – 12.6%
ACI Worldwide, Inc.
(a)
6,859 233,892
Advanced Energy Industries, Inc. 2,382 228,291
Agilysys, Inc.
(a)
1,475 122,499
Alarm.com Holdings, Inc.
(a)
3,033 201,695
Ambarella, Inc.
(a)
2,400 110,328
Appian Corp., Class A
(a)
2,582 96,670
Asana, Inc., Class A
(a)
5,141 76,447
Aurora Innovation, Inc., Class A
(a)
49,329 136,888
Avnet, Inc. 5,839 285,352
Axcelis Technologies, Inc.
(a)
2,089 216,253
Badger Meter, Inc. 1,877 343,341
Belden, Inc. 2,653 215,609
Blackbaud, Inc.
(a)
2,778 216,462
BlackLine, Inc.
(a)
3,271 189,882
Box, Inc., Class A
(a)
8,908 231,786
Braze, Inc., Class A
(a)
3,191 133,703
C3.ai, Inc., Class A
(a)(b)
5,455 122,901
Calix, Inc.
(a)
3,801 105,402
Cirrus Logic, Inc.
(a)
3,513 311,146
Clear Secure, Inc., Class A 5,420 94,687
Clearwater Analytics Holdings, Inc., Class A
(a)
7,118 112,322
CommVault Systems, Inc.
(a)
2,791 285,994
Crane NXT Co. 3,086 187,660
Credo Technology Group Holding Ltd.
(a)
8,067 144,157
DigitalOcean Holdings, Inc.
(a)
3,415 112,217
Diodes, Inc.
(a)
2,858 208,663
DXC Technology Co.
(a)
12,438 242,417
Envestnet, Inc.
(a)
2,218 137,671
Extreme Networks, Inc.
(a)
8,116 90,899
Fastly, Inc., Class A
(a)
7,820 98,923
Five9, Inc.
(a)
4,663 268,449
FormFactor, Inc.
(a)
4,910 218,937
HashiCorp, Inc., Class A
(a)
7,332 237,997
Insight Enterprises, Inc.
(a)
1,779 324,792
Instructure Holdings, Inc.
(a)
1,238 23,683
Intapp, Inc.
(a)
2,082 64,375
InterDigital, Inc. 1,654 163,299
IonQ, Inc.
(a)(b)
10,809 92,417
IPG Photonics Corp.
(a)
1,871 157,127
Itron, Inc.
(a)
2,886 265,858
Jamf Holding Corp.
(a)
3,495 68,048
JFrog Ltd.
(a)
4,772 190,307
Kulicke & Soffa Industries, Inc. 3,546 164,109
Kyndryl Holdings, Inc.
(a)
14,495 284,972
LiveRamp Holdings, Inc.
(a)
4,200 134,862
Lumentum Holdings, Inc.
(a)
4,223 184,799
Marathon Digital Holdings, Inc.
(a)
14,386 231,039
MaxLinear, Inc., Class A
(a)
4,723 98,191
N-able, Inc.
(a)
3,917 48,022
nCino, Inc.
(a)
3,999 116,611
NCR Voyix Corp.
(a)
8,343 102,202
PagerDuty, Inc.
(a)
5,544 110,658

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Information Technology – 12.6% (continued)
Pegasystems, Inc. 2,513 149,322
Perficient, Inc.
(a)
2,178 102,932
Plexus Corp.
(a)
1,754 177,172
Power Integrations, Inc. 3,640 242,861
PowerSchool Holdings, Inc., Class A
(a)
3,694 63,980
Progress Software Corp. 2,766 137,802
Q2 Holdings, Inc.
(a)
3,582 184,079
Rapid7, Inc.
(a)
3,783 169,478
RingCentral, Inc., Class A
(a)
5,312 157,341
Riot Platforms, Inc.
(a)(b)
13,118 132,623
Rogers Corp.
(a)
1,189 141,598
Sanmina Corp.
(a)
3,561 216,046
Silicon Laboratories, Inc.
(a)
2,022 245,653
SiTime Corp.
(a)
1,127 100,438
SolarEdge Technologies, Inc.
(a)
3,631 212,958
Sprinklr, Inc., Class A
(a)(b)
7,748 90,574
Sprout Social, Inc., Class A
(a)
2,992 150,946
Squarespace, Inc., Class A
(a)
3,659 127,553
Synaptics, Inc.
(a)
2,472 222,381
Tenable Holdings, Inc.
(a)
7,289 327,786
Teradata Corp.
(a)
6,265 232,432
Varonis Systems, Inc., Class B
(a)
6,855 299,906
Vertex, Inc., Class A
(a)
3,110 90,594
Viasat, Inc.
(a)(b)
6,235 99,199
Viavi Solutions, Inc.
(a)
14,031 110,845
Vishay Intertechnology, Inc. 8,179 189,262
Vontier Corp. 9,948 404,187
Wolfspeed, Inc.
(a)(b)
7,912 213,861
Workiva, Inc., Class A
(a)
3,187 251,136
Xerox Holdings Corp. 7,321 97,296
14,187,152
Materials – 6.3%
Alpha Metallurgical Resources, Inc. 725 237,162
Arch Resources, Inc.
(b)
1,132 179,739
Ashland, Inc. 3,298 314,398
ATI, Inc.
(a)
8,197 489,361
Avient Corp. 5,460 231,613
Balchem Corp. 2,063 291,667
Cabot Corp. 3,575 326,147
Carpenter Technology Corp. 3,037 260,271
Chemours Co. (The) 9,546 255,356
Constellium SE
(a)
8,053 158,564
Element Solutions, Inc. 14,312 331,037
Ginkgo Bioworks Holdings, Inc.
(a)(b)
84,670 75,450
Greif, Inc., Class A 1,575 96,516
HB Fuller Co. 3,462 258,646
Hecla Mining Co. 37,028 175,142
Huntsman Corp. 10,562 252,009
Innospec, Inc. 1,593 191,160
Knife River Corp.
(a)
3,410 266,628
Louisiana-Pacific Corp. 4,112 300,957
Materion Corp. 1,311 150,686
Minerals Technologies, Inc. 2,083 151,830
MP Materials Corp.
(a)
8,591 137,456
NewMarket Corp. 443 233,426
O-I Glass, Inc., Class I
(a)
9,844 147,266
Quaker Chemical Corp. 890 166,012
Scotts Miracle-GRO Co. (The)
(b)
2,690 184,373
Sensient Technologies Corp. 2,274 166,502
Silgan Holdings, Inc. 5,102 238,059
Stepan Co. 1,371 113,779
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Materials – 6.3% (continued)
Summit Materials, Inc., Class A
(a)
7,570 294,473
Tronox Holdings PLC, Class A 7,487 127,204
Warrior Met Coal, Inc. 3,301 225,623
7,028,512
Real Estate – 6.4%
Apple Hospitality REIT, Inc.
(c)
13,663 201,666
Broadstone NET Lease, Inc., Class A
(c)
11,943 173,890
CareTrust REIT, Inc.
(c)
7,627 188,539
COPT Defense Properties
(c)
7,202 172,632
Cousins Properties, Inc.
(c)
9,693 222,357
Cushman & Wakefield PLC
(a)
10,605 102,338
DigitalBridge Group, Inc. 10,418 171,272
Douglas Emmett, Inc.
(c)
10,249 140,514
EPR Properties
(c)
4,793 194,548
Equity Commonwealth
(a)(c)
6,523 122,111
Essential Properties Realty Trust, Inc.
(c)
9,906 260,924
eXp World Holdings, Inc.
(b)
4,817 47,977
Four Corners Property Trust, Inc.
(c)
5,840 136,948
Highwoods Properties, Inc.
(c)
6,753 176,929
Howard Hughes Holdings, Inc.
(a)
3,221 209,880
Independence Realty Trust, Inc.
(c)
14,387 226,883
Innovative Industrial Properties, Inc., Class A
(c)
1,792 185,293
JBG SMITH Properties
(c)
5,530 83,005
Kilroy Realty Corp.
(c)
7,536 254,717
Kite Realty Group Trust
(c)
14,056 306,421
LXP Industrial Trust, Class B
(c)
18,562 154,993
Macerich Co. (The)
(c)
13,743 189,104
Medical Properties Trust, Inc.
(b)(c)
37,931 174,483
National Health Investors, Inc.
(c)
2,688 169,505
National Storage Affiliates Trust
(c)
4,700 164,688
Opendoor Technologies, Inc.
(a)
36,250 72,137
Outfront Media, Inc.
(c)
8,554 135,666
Park Hotels & Resorts, Inc.
(c)
13,368 215,626
Phillips Edison & Co., Inc.
(c)
7,544 246,689
PotlatchDeltic Corp.
(c)
5,068 202,771
Rayonier, Inc.
(c)
9,500 281,770
Retail Opportunity Investments Corp.
(c)
7,954 97,596
Sabra Health Care REIT, Inc.
(c)
14,703 204,666
SITE Centers Corp.
(c)
12,189 164,430
SL Green Realty Corp.
(c)
4,128 205,698
St. Joe Co. (The) 3,546 202,831
Tanger, Inc.
(c)
6,546 185,579
Terreno Realty Corp.
(c)
5,315 288,870
Vornado Realty Trust
(b)(c)
10,043 261,419
7,197,365
Utilities – 3.9%
ALLETE, Inc. 3,680 217,930
American States Water Co. 2,369 167,820
Avista Corp. 4,931 177,417
Black Hills Corp. 4,392 241,121
California Water Service Group 3,689 181,204
Clearway Energy, Inc., Class A 2,169 47,089
Clearway Energy, Inc., Class C 5,247 122,675
IDACORP, Inc., Class Rights 3,230 306,139
MGE Energy, Inc. 2,327 182,251
National Fuel Gas Co. 5,797 307,821
New Jersey Resources Corp. 6,246 272,888
NextEra Energy Partners LP
(b)
5,923 167,976
Northwestern Energy Group, Inc. 3,840 193,690
ONE Gas, Inc. 3,514 226,723
Ormat Technologies, Inc. 3,481 222,192

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Utilities – 3.9% (continued)
Otter Tail Corp. 2,404 205,205
PNM Resources, Inc. 5,471 202,755
Portland General Electric Co. 6,517 281,730
SJW Group 1,887 102,747
Southwest Gas Holdings, Inc. 4,586 342,207
Spire, Inc. 3,285 202,980
4,372,560
Total Common Stocks (cost $109,225,777) 111,718,576
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $325,317) 325,317 325,317
Investment of Cash Collateral for Securities Loaned – 1.8%
Registered Investment Companies – 1.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(d)(e)
(cost $1,998,010) 1,998,010 1,998,010
Total Investments (cost $111,549,104) 101.7% 114,041,903
Liabilities, Less Cash and Receivables (1.7)% (1,904,801)
Net Assets 100.0% 112,137,103
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $4,015,591 and the value of the collateral was $4,227,889, consisting of cash collateral of
$1,998,010 and U.S. Government & Agency securities valued at $2,229,879. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 18.5
Financials 16.3
Consumer Discretionary 13.2
Information Technology 12.6
Health Care 11.6
Real Estate 6.4
Materials 6.3
Energy 5.1
Utilities 3.9
Consumer Staples 3.3
Communication Services 2.4
Registered Investment Companies 2.1
101.7
†
Based on net assets.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 124,243 3,089,066 (2,887,992) 325,317 10,166
Investment of Cash Collateral for Securities Loaned – 1.8%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,934,033 14,171,943 (14,107,966) 1,998,010 23,137
2
Total – 2.1% 2,058,276 17,261,009 (16,995,958) 2,323,327 33,303
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 4 6/21/2024 414,428 397,120 (17,308)
Gross Unrealized Depreciation (17,308)

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.7%
Australia – 6.5%
AGL Energy Ltd. 19,604 120,425
Ampol Ltd. 8,041 192,201
ANZ Group Holdings Ltd. 100,035 1,829,211
APA Group 31,277 168,977
Aristocrat Leisure Ltd. 20,291 525,985
ASX Ltd. 6,385 263,734
Atlas Arteria Ltd. 41,764 140,750
Aurizon Holdings Ltd. 66,674 165,819
BHP Group Ltd. 156,994 4,386,657
BHP Group Ltd. 12,756 355,065
BlueScope Steel Ltd. 16,228 241,207
Brambles Ltd. 47,030 446,480
Car Group Ltd. 11,142 244,762
Charter Hall Group
(a)
17,726 138,010
Cochlear Ltd. 2,229 470,551
Coles Group Ltd. 40,325 424,722
Commonwealth Bank of Australia 55,844 4,153,488
Computershare Ltd. 17,903 316,558
CSL Ltd. 16,079 2,889,626
Dexus
(a)
38,657 178,726
Domino's Pizza Enterprises Ltd. 2,067 52,937
Ebos Group Ltd. 5,286 109,668
Endeavour Group Ltd. 35,689 124,216
Evolution Mining Ltd. 62,694 165,284
Fortescue Ltd. 52,624 890,166
Goodman Group
(a)
61,128 1,257,887
GPT Group (The)
(a)
70,451 193,054
IDP Education Ltd. 9,720 102,880
IGO Ltd. 24,345 125,045
Insurance Australia Group Ltd. 83,343 348,525
Lendlease Corp. Ltd. 26,490 111,292
Lottery Corp. Ltd. (The) 78,381 248,376
Macquarie Group Ltd. 12,066 1,468,840
Medibank Pvt Ltd. 93,164 215,366
Mineral Resources Ltd. 5,616 263,259
Mirvac Group
(a)
141,414 189,164
National Australia Bank Ltd. 103,738 2,276,847
Northern Star Resources Ltd. 37,359 362,431
Orica Ltd. 16,216 190,591
Origin Energy Ltd. 56,479 357,578
Pilbara Minerals Ltd. 92,558 244,017
Pro Medicus Ltd. 1,585 114,665
Qantas Airways Ltd.
(b)
59,140 226,575
QBE Insurance Group Ltd. 50,098 576,778
Ramsay Health Care Ltd. 5,220 177,107
REA Group Ltd. 1,691 197,254
Reece Ltd. 9,598 173,574
Rio Tinto Ltd. 12,535 1,062,138
Santos Ltd. 106,295 531,475
Scentre Group
(a)
162,617 335,794
Seek Ltd. 11,905 187,620
Seven Group Holdings Ltd. 5,207 128,653
Sonic Healthcare Ltd. 14,810 257,444
South32 Ltd. 127,480 297,177
Stockland
(a)
81,780 236,312
Suncorp Group Ltd. 42,095 454,298
Telstra Group Ltd. 390,881 931,515
TPG Telecom Ltd. 14,017 41,050
Transurban Group 102,519 834,798
Treasury Wine Estates Ltd. 28,288 222,079
Vicinity Ltd.
(a)
136,437 170,546
Washington H Soul Pattinson & Co. Ltd. 7,861 166,765
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Australia – 6.5% (continued)
Wesfarmers Ltd. 37,644 1,632,625
Westpac Banking Corp. 116,263 1,959,862
Whitehaven Coal Ltd. 27,926 139,993
Wisetech Global Ltd. 5,625 338,924
Woodside Energy Group Ltd. 60,292 1,105,223
Woodside Energy Group Ltd. 2,305 41,850
Woolworths Group Ltd. 39,882 826,127
Worley Ltd. 12,606 123,522
40,442,120
Austria – 0.3%
ANDRITZ AG 2,418 132,893
Bawag Group AG
(c)
2,943 176,851
CA Immobilien Anlagen AG 1,028 33,525
Erste Group Bank AG 10,759 504,686
EVN AG 1,573 48,524
OMV AG 5,064 241,929
Raiffeisen Bank International AG 5,131 95,353
Telekom Austria AG, Class A 6,455 55,562
Verbund AG 1,037 79,391
Vienna Insurance Group AG Wiener
Versicherung Gruppe 591 18,484
Voestalpine AG 4,179 112,247
Wienerberger AG 3,724 133,633
1,633,078
Belgium – 0.7%
Ackermans & Van Haaren NV 793 136,939
Ageas SA/NV 5,335 246,091
Anheuser-Busch InBev SA/NV 28,672 1,721,736
Azelis Group NV 4,365 105,668
Colruyt Group N.V 1,661 77,115
D'ieteren Group 612 132,971
Elia Group SA 783 75,644
Groupe Bruxelles Lambert NV 2,838 211,963
KBC Group NV 8,280 618,855
Proximus SADP 5,760 42,589
Sofina SA 519 122,532
Solvay SA, Class A 2,239 72,804
Syensqo SA
(b)
2,239 208,738
UCB SA 3,884 517,255
Umicore SA 4,740 105,724
Warehouses de Pauw CVA
(a)
5,676 151,363
4,547,987
Bermuda – 0.0%
Seadrill Ltd.
(b)
2,421 118,818
Canada – 10.3%
Agnico Eagle Mines Ltd. 16,392 1,040,182
Air Canada
(b)
13,174 194,851
Algonquin Power & Utilities Corp. 24,456 149,707
Alimentation Couche-Tard, Inc. 25,118 1,394,987
AltaGas Ltd., Class Common Subscription
Receipt 10,383 228,088
ARC Resources Ltd. 19,260 349,494
Bank of Montreal 23,887 2,138,068
Bank of Nova Scotia (The) 38,773 1,782,511
Barrick Gold Corp. 57,012 949,474
BCE, Inc. 29,181 960,699
Brookfield Asset Management Ltd., Class A 12,819 490,702
Brookfield Corp., Class A 51,482 2,069,248
BRP, Inc. 959 64,652
CAE, Inc.
(b)
11,586 223,987

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Canada – 10.3% (continued)
Cameco Corp. 14,668 670,595
Canadian Apartment Properties REIT
(a)
4,633 144,502
Canadian Imperial Bank of Commerce 30,529 1,427,953
Canadian National Railway Co. 19,284 2,345,353
Canadian Natural Resources Ltd. 36,153 2,745,191
Canadian Pacific Kansas City Ltd. 31,318 2,461,946
Canadian Tire Corp. Ltd., Class A 1,573 152,268
Canadian Utilities Ltd., Class A 4,082 91,454
CCL Industries, Inc., Class B 4,282 219,110
Cenovus Energy, Inc. 45,654 939,764
CGI, Inc., Class A
(b)
6,984 709,101
Choice Properties Real Estate Investment
Trust
(a)
11,196 106,105
Constellation Software, Inc. 673 1,736,216
Dollarama, Inc. 9,744 814,500
Emera, Inc. 10,401 351,507
Empire Co. Ltd., Class Common Subscription
Receipt 4,048 94,493
Enbridge, Inc. 70,560 2,514,039
Fairfax Financial Holdings Ltd. 772 841,038
First Quantum Minerals Ltd. 17,309 220,229
Firstservice Corp. 1,206 177,496
Fortis, Inc. 15,675 616,800
Franco-Nevada Corp. 6,334 764,036
George Weston Ltd. 1,995 263,081
GFL Environmental, Inc. 4,766 152,397
Gildan Activewear, Inc. 4,822 167,490
Great-West Lifeco, Inc. 9,568 283,520
Hydro One Ltd.
(c)
11,978 336,188
IA Financial Corp., Inc. 3,103 188,504
IGM Financial, Inc. 3,101 77,669
Imperial Oil Ltd. 5,754 396,416
Intact Financial Corp. 5,925 975,834
Ivanhoe Mines Ltd., Class A
(b)
20,062 272,487
Keyera Corp. 9,089 233,667
Kinross Gold Corp. 43,158 278,956
Loblaw Cos. Ltd. 4,841 531,934
Lundin Mining Corp., Class Common
Subscription Receipt 24,451 279,776
Magna International, Inc. 8,643 413,953
Manulife Financial Corp. 61,069 1,427,321
Metro, Inc., Class A 8,609 441,275
National Bank of Canada 11,187 900,106
Northland Power, Inc. 10,055 153,769
Nutrien Ltd. 16,149 853,263
Onex Corp. 1,827 129,885
Open Text Corp. 8,900 314,903
Pan American Silver Corp. 13,331 246,369
Pembina Pipeline Corp., Class Common
Subscription Receipt 18,369 647,665
Power Corp. of Canada 17,642 471,018
Quebecor, Inc., Class B 4,364 90,498
Restaurant Brands International, Inc. 9,534 724,774
RioCan Real Estate Investment Trust
(a)
11,528 146,339
Rogers Communications, Inc., Class B 12,322 462,529
Royal Bank of Canada 46,286 4,487,267
Saputo, Inc. 8,512 164,001
Shopify, Inc., Class A
(b)
38,485 2,707,410
Sun Life Financial, Inc. 19,368 990,921
Suncor Energy, Inc. 43,970 1,681,220
TC Energy Corp. 33,790 1,213,031
Teck Resources Ltd., Class B 15,507 764,035
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Canada – 10.3% (continued)
TELUS Corp. 47,228 760,062
TFI International, Inc. 2,371 309,403
Thomson Reuters Corp. 4,390 664,419
Toronto-Dominion Bank (The) 59,822 3,556,184
Tourmaline Oil Corp., Class Common
Subscription Receipt 11,143 545,694
Waste Connections, Inc. 8,550 1,389,060
West Fraser Timber Co. Ltd. 1,754 134,616
Wheaton Precious Metals Corp. 15,465 807,330
WSP Global, Inc. 3,824 581,428
64,798,013
Chile – 0.0%
Antofagasta PLC 10,439 288,872
China – 0.1%
BYD Electronic International Co. Ltd. 24,500 83,325
China Mengniu Dairy Co. Ltd. 114,000 239,334
CSPC Pharmaceutical Group Ltd. 306,000 253,526
Fosun International Ltd. 78,000 46,374
Yangzijiang Shipbuilding Holdings Ltd. 85,400 110,214
732,773
Curacao – 0.1%
HAL Trust 3,123 414,071
Denmark – 3.2%
AP Moller - Maersk A/S, Class A 82 117,087
AP Moller - Maersk A/S, Class B 111 162,155
Carlsberg A/S, Class B 3,035 410,390
Coloplast A/S, Class B
(d)
4,271 518,250
Danske Bank A/S 22,421 649,292
Demant A/S
(b)
2,914 140,533
DSV A/S 5,876 840,542
Genmab A/S
(b)
2,201 617,354
Novo Nordisk A/S, Class B 106,304 13,755,581
Novozymes A/S, Class B 12,101 674,152
Orsted A/S
(b)(c)
6,261 346,200
Pandora A/S 3,047 467,183
Svitzer A/S
(b)
386 12,996
Tryg A/S 9,814 194,863
Vestas Wind Systems A/S
(b)
33,142 895,146
19,801,724
Faroe Islands – 0.0%
Bakkafrost P/F 1,719 105,399
Finland – 0.9%
Elisa OYJ 4,309 194,986
Fortum OYJ 14,002 185,350
Huhtamaki OYJ 3,740 143,805
Kesko OYJ, Class B 9,915 169,945
Kone OYJ, Class B 10,693 523,657
Metso OYJ 24,371 278,178
Neste OYJ 13,813 315,184
Nokia OYJ 176,506 643,852
Nordea Bank Abp 107,657 1,266,817
Orion OYJ, Class B 3,605 137,958
Sampo OYJ, Class A 13,944 565,376
Stora ENSO OYJ, Class R 18,094 242,806
UPM-Kymmene OYJ 17,752 624,869
Wartsila OYJ Abp 17,280 320,756
5,613,539

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
France – 9.2%
Aeroports de Paris SA 785 100,304
Air Liquide SA 17,076 3,357,393
Airbus SE 19,554 3,234,084
AXA SA 59,349 2,058,618
bioMerieux 1,493 159,640
BNP Paribas SA 33,682 2,434,952
Bollore SE 27,376 178,559
Bouygues SA 6,347 234,883
Capgemini SE 5,282 1,117,701
Carrefour SA 17,657 298,113
Cie de Saint-Gobain SA 15,401 1,229,472
CIE Generale des Etablissements Michelin SCA 21,997 850,969
Credit Agricole SA 37,384 581,608
Danone SA 20,841 1,307,201
Dassault Systemes SE 22,540 892,461
Engie SA 59,324 1,032,047
EssilorLuxottica SA 9,543 2,048,945
Hermes International SCA 1,077 2,592,226
Kering SA 2,348 828,502
Legrand SA 8,653 896,175
L'Oréal SA 7,504 3,527,617
LVMH Moet Hennessy Louis Vuitton SE 8,698 7,202,219
Orange SA 63,300 705,605
Pernod Ricard SA 6,401 971,891
Pluxee NV
(b)
2,844 87,853
Safran SA 11,915 2,601,545
Sanofi SA 37,007 3,683,171
Sartorius Stedim Biotech 802 174,081
Schneider Electric SE 18,041 4,149,374
Societe Generale SA 24,881 675,479
Sodexo SA 2,844 248,599
Thales SA 3,249 548,720
TotalEnergies SE 74,964 5,497,878
Vinci SA 16,235 1,913,870
57,421,755
Germany – 6.5%
adidas AG 5,548 1,343,057
Allianz SE 13,127 3,742,029
BASF SE 29,822 1,567,422
Bayer AG 31,606 924,290
Bayerische Motoren Werke AG 10,087 1,104,983
Beiersdorf AG 3,390 509,462
BioNTech SE, ADR
(b)
3,161 282,730
Carl Zeiss Meditec AG, BR 1,371 145,276
Continental AG 3,689 239,982
Daimler Truck Holding AG 17,547 793,830
Delivery Hero SE, Class A
(b)(c)
7,022 198,219
Deutsche Bank AG 64,310 1,032,145
Deutsche Boerse AG 6,145 1,190,260
Deutsche Post AG 31,472 1,321,162
Deutsche Telekom AG 108,107 2,484,116
E.ON SE 74,088 982,316
Evonik Industries AG 7,308 152,727
Fresenius Medical Care AG 6,832 289,284
Fresenius SE & Co. KGaA 13,492 403,506
Hannover Rueck SE 2,005 498,233
Hapag-Lloyd AG
(c)
231 42,607
Heidelberg Materials AG 4,387 443,940
Henkel AG & Co. KGaA 3,285 235,865
Infineon Technologies AG 43,596 1,525,252
Knorr-Bremse AG 2,423 180,191
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Germany – 6.5% (continued)
Mercedes-Benz Group AG 26,199 1,987,273
Merck KGaA 4,316 687,391
MTU Aero Engines AG 1,811 438,793
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 4,492 1,979,836
Puma SE 3,451 160,663
RWE AG 24,818 865,895
SAP SE 34,323 6,228,001
Siemens AG 24,741 4,653,339
Siemens Energy AG
(b)
16,575 342,052
Siemens Healthineers AG
(c)
8,821 491,402
Symrise AG, Class A 4,434 477,427
Talanx AG 1,581 119,518
Volkswagen AG 1,105 156,907
Vonovia SE 22,720 660,297
40,881,678
Hong Kong – 1.8%
AIA Group Ltd. 387,200 2,861,474
Alibaba Health Information Technology Ltd.
(b)
(d)
166,000 62,824
Budweiser Brewing Co. APAC Ltd.
(c)
60,300 84,808
Cathay Pacific Airways Ltd. 23,000 24,849
China Gas Holdings Ltd. 99,800 93,915
Chow Tai Fook Jewellery Group Ltd. 66,000 90,799
CK Asset Holdings Ltd. 64,000 275,354
CK Hutchison Holdings Ltd. 85,500 418,142
CK Infrastructure Holdings Ltd. 19,500 110,450
CLP Holdings Ltd. 66,500 524,606
DFI Retail Group Holdings Ltd.
(d)
11,900 23,205
ESR Group Ltd.
(c)
100,000 110,469
Futu Holdings Ltd., ADR
(b)(d)
2,381 153,122
Galaxy Entertainment Group Ltd. 55,000 249,291
Geely Automobile Holdings Ltd. 193,000 235,167
Hang Lung Properties Ltd. 53,000 59,023
Hang Seng Bank Ltd. 22,300 296,242
Henderson Land Development Co. Ltd. 41,000 124,764
HK Electric Investments & HK Electric
Investments Ltd. 96,500 57,867
HKT Trust & HKT Ltd. 136,000 150,586
Hong Kong & China Gas Co. Ltd. 290,507 221,747
Hong Kong Exchanges & Clearing Ltd. 39,700 1,277,108
HongKong Land Holdings Ltd. 36,700 117,807
Jardine Matheson Holdings Ltd. 5,500 211,035
Link REIT
(a)
83,103 359,668
MTR Corp. Ltd. 50,500 166,909
New World Development Co. Ltd. 35,000 37,501
Power Assets Holdings Ltd. 52,000 299,519
Prudential PLC 86,298 757,484
Sino Biopharmaceutical Ltd. 334,000 115,302
Sino Land Co. Ltd. 104,000 111,829
Sun Hung Kai Properties Ltd. 53,000 492,987
Swire Pacific Ltd., Class A 13,000 110,533
Swire Pacific Ltd., Class B 12,500 17,037
Swire Properties Ltd. 42,000 87,531
Techtronic Industries Co. Ltd. 50,500 706,375
WH Group Ltd.
(c)
254,000 185,762
Wharf Holdings Ltd. (The)
(d)
28,000 90,574
Wharf Real Estate Investment Co. Ltd. 42,000 131,297
Xinyi Glass Holdings Ltd. 79,000 85,048
11,590,010

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Ireland – 1.0%
AerCap Holdings NV
(b)
6,820 576,222
AIB Group PLC 46,243 240,602
Bank of Ireland Group PLC 35,955 386,181
DCC PLC 3,391 232,894
Experian PLC 30,122 1,223,542
ICON PLC
(b)
2,717 809,340
James Hardie Industries PLC, CDI
(b)
14,875 523,619
Kerry Group PLC, Class A 5,242 452,887
Kingspan Group PLC 5,128 459,762
Ryanair Holdings PLC, ADR 5,201 708,376
Smurfit Kappa Group PLC 8,869 386,442
5,999,867
Israel – 0.8%
Airport City Ltd.
(b)
2,027 31,411
Amot Investments Ltd. 7,964 33,627
Ashtrom Group Ltd.
(b)
1,841 25,550
Azrieli Group Ltd. 880 57,080
Bank Hapoalim BM 41,326 374,901
Bank Leumi Le-Israel BM 46,543 365,366
Bezeq The Israeli Telecommunication Corp.
Ltd. 70,646 87,975
Big Shopping Centers Ltd.
(b)
444 45,989
Camtek Ltd. 1,038 86,351
Check Point Software Technologies Ltd.
(b)
3,069 458,570
CyberArk Software Ltd.
(b)
1,412 337,821
Delek Group Ltd. 322 38,218
Elbit Systems Ltd. 797 163,139
Energix-Renewable Energies Ltd. 9,374 35,186
Enlight Renewable Energy Ltd.
(b)(d)
3,614 58,435
Fattal Holdings 1998 Ltd.
(b)
222 27,051
First International Bank of Israel Ltd. (The) 1,874 74,861
Global-e Online Ltd.
(b)
2,258 75,711
Harel Insurance Investments & Financial
Services Ltd. 5,460 50,219
ICL Group Ltd. 17,224 81,310
Inmode Ltd.
(b)
2,703 46,465
Israel Corp. Ltd. 182 43,671
Israel Discount Bank Ltd., Class A 42,291 218,454
Melisron Ltd. 1,008 69,460
Mivne Real Estate Kd Ltd. 20,339 49,179
Mizrahi Tefahot Bank Ltd. 5,344 195,723
Monday.com Ltd.
(b)
882 166,989
Nice Ltd.
(b)
2,142 480,572
Nova Ltd.
(b)
980 169,956
OPC Energy Ltd.
(b)
4,919 37,152
Phoenix Holdings Ltd. (The) 5,889 56,658
Plus500 Ltd. 2,839 76,856
Shapir Engineering And Industry Ltd.
(b)
4,588 25,174
Strauss Group Ltd. 2,060 37,972
Teva Pharmaceutical Industries Ltd.
(b)
36,651 517,687
Tower Semiconductor Ltd.
(b)
3,847 125,950
Wix.com Ltd.
(b)
1,852 220,147
5,046,836
Italy – 2.3%
A2A SpA 49,530 98,268
Amplifon SpA 4,380 147,197
Assicurazioni Generali SpA 35,012 857,302
Banca Mediolanum SpA 8,071 87,853
Banco BPM SpA 43,689 288,884
Davide Campari-Milano NV 17,780 179,087
DiaSorin SpA 857 86,998
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Italy – 2.3% (continued)
ENEL SpA 256,028 1,692,107
ENI SpA 70,899 1,147,447
Ferrari NV 4,379 1,812,975
FinecoBank Banca Fineco SpA 20,685 319,377
Hera SpA 20,641 74,819
Infrastrutture Wireless Italiane SpA
(c)
11,618 125,220
Interpump Group SpA 2,380 104,542
Intesa Sanpaolo SpA 522,825 1,971,152
Leonardo SpA 13,751 318,033
Mediobanca Banca di Credito Finanziario SpA 20,125 287,276
Moncler SpA 6,499 445,576
Nexi SpA
(b)(c)
14,844 86,947
Pirelli & C SpA
(c)
10,746 68,574
Poste Italiane SpA
(c)
14,261 181,764
Prada SpA 17,200 141,405
Prysmian SpA 8,313 454,925
Recordati Industria Chimica e Farmaceutica
SpA 3,465 185,434
Snam SpA 64,988 298,941
Stevanato Group SpA 1,138 31,910
Telecom Italia SpA
(b)(d)
364,588 86,895
Telecom Italia SpA-RSP
(b)
223,645 55,312
Terna Rete Elettrica Nazionale SpA 47,743 384,096
UniCredit SpA 56,002 2,070,666
UnipolSai Assicurazioni SpA 7,170 20,592
14,111,574
Japan – 22.4%
ABC-Mart, Inc. 2,900 58,160
Acom Co. Ltd. 14,000 36,298
Advantest Corp. 25,200 800,046
AEON Co. Ltd. 27,500 577,034
AEON Mall Co. Ltd. 2,600 29,798
AGC, Inc. 7,700 285,414
Air Water, Inc. 7,700 116,088
Aisin Corp. 4,400 167,567
Ajinomoto Co., Inc. 17,600 657,071
Alfresa Holdings Corp. 7,600 112,818
Amada Co. Ltd. 10,800 118,559
ANA Holdings, Inc. 15,800 301,211
Asahi Group Holdings Ltd. 16,300 559,855
Asahi Intecc Co. Ltd. 8,100 119,880
Asahi Kasei Corp. 44,100 308,404
Asics Corp. 5,200 223,379
Astellas Pharma, Inc. 56,000 538,773
Azbil Corp. 3,600 101,275
Bandai Namco Holdings, Inc. 18,700 351,980
BayCurrent Consulting, Inc. 4,200 89,997
Bridgestone Corp. 18,200 807,154
Brother Industries Ltd. 9,700 172,716
Calbee, Inc. 2,700 59,194
Canon, Inc. 33,500 911,130
Capcom Co. Ltd. 10,200 169,919
Central Japan Railway Co. 31,700 728,618
Chiba Bank Ltd. (The) 25,700 218,025
Chubu Electric Power Co., Inc. 26,800 344,867
Chugai Pharmaceutical Co. Ltd. 20,700 664,284
Coca-Cola Bottlers Japan Holdings, Inc. 3,500 49,142
Concordia Financial Group Ltd. 36,300 196,465
Cosmos Pharmaceutical Corp. 600 55,476
CyberAgent, Inc. 16,100 101,256
Dai Nippon Printing Co. Ltd. 9,300 272,207

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Japan – 22.4% (continued)
Daifuku Co. Ltd. 11,500 238,382
Dai-ichi Life Holdings, Inc. 32,000 742,020
Daiichi Sankyo Co. Ltd. 64,400 2,195,162
Daikin Industries Ltd. 9,400 1,298,910
Daito Trust Construction Co. Ltd. 1,700 182,731
Daiwa House Industry Co. Ltd. 20,500 578,401
Daiwa House REIT Investment Corp.
(a)
90 151,616
Daiwa Securities Group, Inc. 50,400 372,159
Denso Corp. 61,600 1,053,579
Dentsu Group, Inc. 6,200 168,194
Disco Corp. 2,800 814,921
East Japan Railway Co. 38,000 698,592
Ebara Corp. 2,800 233,267
Eisai Co. Ltd. 9,300 384,257
Electric Power Development Co. Ltd. 4,900 83,496
ENEOS Holdings, Inc. 88,200 409,655
FANUC Corp. 31,300 920,313
Fast Retailing Co. Ltd. 5,300 1,399,390
Fuji Electric Co. Ltd. 3,900 244,659
Fujifilm Holdings Corp. 32,200 691,001
Fujitsu Ltd. 59,600 922,415
Fukuoka Financial Group, Inc. 5,000 133,352
GLP J-REIT
(a)
168 137,184
GMO Payment Gateway, Inc. 1,400 65,229
Hakuhodo DY Holdings, Inc. 9,200 86,116
Hamamatsu Photonics KK 4,100 151,400
Hankyu Hanshin Holdings, Inc. 9,300 244,312
Haseko Corp. 9,400 113,763
Hikari Tsushin, Inc. 600 98,103
Hirose Electric Co. Ltd. 900 95,939
Hisamitsu Pharmaceutical Co., Inc. 2,100 51,017
Hitachi Construction Machinery Co. Ltd. 3,000 86,512
Hitachi Ltd. 31,100 2,889,346
Honda Motor Co. Ltd. 170,900 1,967,851
Hoshizaki Corp. 3,200 110,846
Hoya Corp. 12,000 1,408,445
Hulic Co. Ltd. 15,500 143,609
Ibiden Co. Ltd. 3,500 135,538
Idemitsu Kosan Co. Ltd. 38,500 262,881
IHI Corp. 4,400 105,886
Iida Group Holdings Co. Ltd. 4,200 53,873
INPEX Corp. 32,500 494,114
Isetan Mitsukoshi Holdings Ltd. 12,100 170,891
Isuzu Motors Ltd. 19,300 245,228
ITO EN Ltd. 1,700 41,375
ITOCHU Corp. 42,600 1,931,774
J Front Retailing Co. Ltd. 9,800 85,722
Japan Airlines Co. Ltd. 15,300 272,185
Japan Exchange Group, Inc. 18,100 426,376
Japan Metropolitan Fund Invest
(a)
255 154,590
Japan Post Bank Co. Ltd. 15,000 152,845
Japan Post Holdings Co. Ltd. 69,400 666,371
Japan Post Insurance Co. Ltd. 4,800 90,028
Japan Tobacco, Inc. 37,000 998,094
JFE Holdings, Inc. 17,700 265,559
JGC Holdings Corp. 9,300 89,918
JSR Corp.
(b)
6,600 181,729
JTEKT Corp. 8,700 67,669
Kajima Corp. 15,600 300,669
Kansai Electric Power Co., Inc. (The) 26,100 391,172
Kansai Paint Co. Ltd. 5,400 70,861
KAO Corp. 15,400 638,547
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Japan – 22.4% (continued)
Kawasaki Heavy Industries Ltd. 4,400 136,922
Kawasaki Kisen Kaisha Ltd. 10,900 153,147
KDDI Corp. 51,200 1,431,576
Keihan Holdings Co. Ltd. 3,100 65,048
Keikyu Corp. 10,800 86,131
KEIO Corp. 3,300 81,008
Keisei Electric Railway Co. Ltd. 4,500 168,516
Kewpie Corp. 2,900 58,603
Keyence Corp. 5,800 2,591,046
Kikkoman Corp. 22,900 274,672
Kintetsu Group Holdings Co. Ltd. 5,200 133,994
Kirin Holdings Co. Ltd. 26,300 384,477
Kobayashi Pharmaceutical Co. Ltd. 1,600 56,897
Kobe Bussan Co. Ltd. 3,700 80,529
Koei Tecmo Holdings Co. Ltd. 4,100 38,430
Koito Manufacturing Co. Ltd. 8,900 120,239
Komatsu Ltd. 30,700 927,643
Konami Group Corp. 2,800 169,995
Kose Corp. 900 46,623
Kubota Corp. 34,400 556,446
Kuraray Co. Ltd. 11,200 124,267
Kurita Water Industries Ltd. 3,300 132,008
Kyocera Corp. 46,400 569,809
Kyowa Kirin Co. Ltd. 8,100 136,351
Kyushu Electric Power Co., Inc. 13,600 126,740
Kyushu Railway Co. 4,200 90,451
Lasertec Corp. 2,500 549,678
Lawson, Inc. 1,500 98,418
Lion Corp. 10,700 96,179
Lixil Corp. 10,900 117,544
LY Corp. 87,400 212,772
M3, Inc. 12,000 128,987
Makita Corp. 9,200 269,104
Marubeni Corp. 55,600 997,772
Marui Group Co. Ltd. 5,100 78,397
MatsukiyoCocokara & Co. 12,100 172,775
Mazda Motor Corp. 18,400 210,934
McDonald's Holdings Co. Japan Ltd. 2,400 105,843
Mebuki Financial Group, Inc. 31,500 111,836
Medipal Holdings Corp. 4,600 72,202
MEIJI Holdings Co. Ltd. 9,800 219,522
Mercari, Inc.
(b)
3,800 44,492
Minebea Mitsumi, Inc. 13,900 263,355
Misumi Group, Inc. 8,500 139,520
Mitsubishi Chemical Group Corp. 49,800 291,619
Mitsubishi Corp. 123,600 2,843,275
Mitsubishi Electric Corp. 66,700 1,175,351
Mitsubishi Estate Co. Ltd. 37,000 683,735
Mitsubishi Gas Chemical Co., Inc. 8,200 145,616
Mitsubishi HC Capital, Inc. 28,200 183,412
Mitsubishi Heavy Industries Ltd. 110,800 998,055
Mitsubishi Motors Corp. 21,900 69,361
Mitsubishi UFJ Financial Group, Inc. 384,400 3,858,290
Mitsui & Co. Ltd. 50,400 2,446,577
Mitsui Chemicals, Inc. 5,400 154,555
Mitsui Fudosan Co. Ltd. 93,300 956,330
Mitsui OSK Lines Ltd. 12,800 405,884
Miura Co. Ltd. 3,300 52,363
Mizuho Financial Group, Inc. 84,860 1,645,809
MonotaRO Co. Ltd. 8,600 104,436
MS&AD Insurance Group Holdings, Inc. 43,200 781,424
Murata Manufacturing Co. Ltd. 62,000 1,143,946

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Japan – 22.4% (continued)
Nagoya Railroad Co. Ltd. 8,800 115,057
NEC Corp. 8,400 613,860
Nexon Co. Ltd. 15,200 238,724
NGK Insulators Ltd. 11,000 150,427
NH Foods Ltd. 3,100 102,142
Nichirei Corp. 3,400 85,473
Nidec Corp. 15,800 740,275
Nikon Corp. 12,100 126,179
Nintendo Co. Ltd. 38,000 1,864,201
Nippon Building Fund, Inc.
(a)
45 172,434
Nippon Express Holdings, Inc. 2,400 123,016
Nippon Paint Holdings Co. Ltd. 28,400 183,269
Nippon ProLogis REIT, Inc.
(a)
94 162,834
Nippon Sanso Holdings Corp. 6,800 203,311
Nippon Shinyaku Co. Ltd. 2,000 55,463
Nippon Steel Corp. 29,800 670,554
Nippon Telegraph & Telephone Corp. 1,789,800 1,942,604
Nippon Television Holdings, Inc. 4,400 64,435
Nippon Yusen KK 16,600 471,106
Nissan Chemical Corp. 3,400 116,715
Nissan Motor Co. Ltd. 77,000 284,631
Nisshin Seifun Group, Inc. 9,600 125,426
Nissin Foods Holdings Co. Ltd. 5,400 144,295
Niterra Co. Ltd. 5,200 170,905
Nitori Holdings Co. Ltd. 2,500 337,512
Nitto Denko Corp. 4,400 365,443
Nomura Holdings, Inc. 100,400 574,206
Nomura Real Estate Holdings, Inc. 2,900 81,694
Nomura Real Estate Master Fund, Inc.
(a)
150 143,742
Nomura Research Institute Ltd. 13,800 336,307
NSK Ltd. 17,500 96,538
NTT Data Group Corp. 20,200 317,573
Obayashi Corp. 22,900 256,409
OBIC Business Consultants Co. Ltd. 1,000 41,216
OBIC Co. Ltd. 2,000 258,761
Odakyu Electric Railway Co. Ltd. 12,400 139,866
OJI Holdings Corp. 32,200 126,598
Olympus Corp. 41,600 581,710
Omron Corp. 5,400 187,361
ONO Pharmaceutical Co. Ltd. 13,300 192,360
Open House Group Co. Ltd. 2,200 67,357
Oracle Corp. Japan 900 68,030
Oriental Land Co. Ltd. 36,500 1,011,743
ORIX Corp. 37,300 768,210
ORIX Jreit, Inc.
(a)
111 117,444
Osaka Gas Co. Ltd. 14,100 313,602
Otsuka Corp. 6,200 124,028
Otsuka Holdings Co. Ltd. 15,400 659,783
Pan Pacific International Holdings Corp. 14,100 333,852
Panasonic Holdings Corp. 72,900 640,217
Persol Holdings Co. Ltd. 65,000 90,541
Pola Orbis Holdings, Inc. 3,100 28,505
Rakus Co. Ltd. 2,400 24,623
Rakuten Group, Inc.
(b)
47,200 229,004
Recruit Holdings Co. Ltd. 48,400 2,122,815
Renesas Electronics Corp. 42,800 714,897
Resona Holdings, Inc. 79,600 506,336
Resonac Holdings Corp. 5,200 113,209
Ricoh Co. Ltd. 18,200 158,042
Rinnai Corp. 3,400 74,000
ROHM Co. Ltd. 12,100 176,427
Rohto Pharmaceutical Co. Ltd. 5,400 105,794
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Japan – 22.4% (continued)
Ryohin Keikaku Co. Ltd. 9,800 159,145
Santen Pharmaceutical Co. Ltd. 12,700 123,033
SBI Holdings, Inc. 9,600 234,990
Screen Holdings Co. Ltd. 2,700 284,644
SCSK Corp. 3,800 69,437
Secom Co. Ltd. 7,700 537,261
Sega Sammy Holdings, Inc. 4,400 58,018
Seibu Holdings, Inc. 8,800 137,510
Seiko Epson Corp. 10,500 173,749
Sekisui Chemical Co. Ltd. 13,200 193,053
Sekisui House Ltd. 19,700 453,927
Seven & i Holdings Co. Ltd. 78,600 1,018,931
Seven Bank Ltd. 25,900 46,380
SG Holdings Co. Ltd. 15,200 178,162
Sharp Corp.
(b)
10,400 54,919
Shimadzu Corp. 9,900 271,210
Shimamura Co. Ltd. 1,200 59,487
Shimano, Inc. 2,500 410,113
Shimizu Corp. 17,900 111,189
Shin-Etsu Chemical Co. Ltd. 66,100 2,602,164
Shinko Electric Industries Co. Ltd. 1,800 63,941
Shionogi & Co. Ltd. 10,800 506,080
Shiseido Co. Ltd. 12,500 334,811
Shizuoka Financial Group, Inc. 17,600 164,687
SMC Corp. 1,800 955,333
SoftBank Corp. 93,900 1,140,297
SoftBank Group Corp. 32,400 1,629,625
Sohgo Security Services Co. Ltd. 12,700 70,826
Sojitz Corp. 8,600 221,824
Sompo Holdings, Inc. 31,700 628,501
Sony Group Corp. 41,700 3,467,382
Square Enix Holdings Co. Ltd. 2,600 94,473
Stanley Electric Co. Ltd. 4,200 74,677
Subaru Corp. 19,200 430,937
Sugi Holdings Co. Ltd. 3,000 44,247
Sumco Corp. 12,900 195,428
Sumitomo Chemical Co. Ltd. 53,800 115,316
Sumitomo Corp. 39,000 1,029,740
Sumitomo Electric Industries Ltd. 25,800 400,202
Sumitomo Heavy Industries Ltd. 3,200 89,697
Sumitomo Metal Mining Co. Ltd. 9,400 317,425
Sumitomo Mitsui Financial Group, Inc. 44,200 2,522,264
Sumitomo Mitsui Trust Holdings, Inc. 22,600 476,515
Sumitomo Realty & Development Co. Ltd. 15,000 523,496
Sumitomo Rubber Industries Ltd. 4,100 49,854
Sundrug Co. Ltd. 2,000 58,336
Suntory Beverage & Food Ltd. 3,600 117,266
Suzuki Motor Corp. 56,000 655,139
Sysmex Corp. 15,400 247,933
T&D Holdings, Inc. 18,400 301,317
Taisei Corp. 5,100 187,063
Taiyo Yuden Co. Ltd. 3,700 87,748
Takeda Pharmaceutical Co. Ltd. 50,500 1,332,739
TBS Holdings, Inc. 3,300 86,482
TDK Corp. 13,300 598,718
Terumo Corp. 49,000 838,697
THK Co. Ltd. 3,700 81,399
TIS, Inc. 8,700 186,644
Tobu Railway Co. Ltd. 5,600 111,562
Toei Animation Co. Ltd. 1,500 25,002
Toho Co. Ltd. 2,700 90,695
Tohoku Electric Power Co., Inc. 15,000 116,147

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Japan – 22.4% (continued)
Tokio Marine Holdings, Inc. 64,600 2,048,858
Tokyo Century Corp. 4,800 47,919
Tokyo Electric Power Co. Holdings, Inc.
(b)
48,900 306,734
Tokyo Electron Ltd. 15,200 3,392,266
Tokyo Gas Co. Ltd. 14,400 323,843
Tokyu Corp. 17,900 212,539
Tokyu Fudosan Holdings Corp. 19,000 140,117
Toppan Holdings, Inc. 10,000 238,172
Toray Industries, Inc. 47,800 219,370
Tosoh Corp. 11,000 152,350
Toto Ltd. 4,500 122,791
Toyo Suisan Kaisha Ltd. 2,500 156,340
Toyota Boshoku Corp. 1,300 19,273
Toyota Industries Corp. 5,000 477,552
Toyota Motor Corp. 379,900 8,782,615
Toyota Tsusho Corp. 8,400 538,061
Trend Micro, Inc. 3,900 193,556
Tsuruha Holdings, Inc. 1,100 69,671
Unicharm Corp. 14,000 417,869
United Urban Investment Corp.
(a)
117 112,639
USS Co. Ltd. 14,800 113,423
Welcia Holdings Co. Ltd. 3,400 50,169
West Japan Railway Co. 17,600 334,855
Workman Co. Ltd. 800 19,827
Yakult Honsha Co. Ltd. 7,900 154,923
Yamada Holdings Co. Ltd. 26,300 75,324
Yamaha Corp. 3,900 82,701
Yamaha Motor Co. Ltd. 32,200 302,019
Yamato Holdings Co. Ltd. 11,300 149,862
Yamazaki Baking Co. Ltd. 3,400 82,383
Yaskawa Electric Corp. 9,900 413,955
Yokogawa Electric Corp. 9,200 205,263
Yokohama Rubber Co. Ltd. (The) 3,600 94,641
Zensho Holdings Co. Ltd. 2,600 101,363
ZOZO, Inc. 2,600 56,258
140,205,414
Jordan – 0.0%
Hikma Pharmaceuticals PLC 5,449 131,273
Luxembourg – 0.2%
ArcelorMittal SA 15,191 383,174
Eurofins Scientific SE
(d)
4,307 265,264
Millicom International Cellular SA, SDR
(b)(d)
3,390 70,111
Tenaris SA 16,199 271,505
990,054
Macau – 0.0%
Sands China Ltd.
(b)
80,800 192,981
Malaysia – 0.0%
Lynas Rare Earths Ltd.
(b)
32,540 138,612
Mexico – 0.0%
Fresnillo PLC 7,803 54,519
Netherlands – 4.5%
Adyen NV
(b)(c)
1,007 1,216,932
Akzo Nobel NV 5,890 391,353
Argenx SE
(b)
1,909 716,056
ASM International NV 1,537 978,179
ASML Holding NV 13,230 11,779,585
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Netherlands – 4.5% (continued)
EXOR NV 3,243 356,122
Heineken Holding NV 3,902 315,212
Heineken NV 9,754 952,215
ING Groep NV 112,622 1,789,708
JDE Peet's NV 2,945 65,561
Koninklijke Ahold Delhaize NV 31,973 972,287
Koninklijke KPN NV 111,682 406,972
Koninklijke Philips NV
(b)
26,330 710,876
NXP Semiconductors NV 8,685 2,225,010
Prosus NV 49,914 1,681,715
Stellantis NV 72,791 1,625,136
Universal Music Group NV 25,762 763,029
Wolters Kluwer NV 8,292 1,247,927
28,193,875
New Zealand – 0.3%
a2 Milk Co. Ltd. (The)
(b)
27,307 108,103
Auckland International Airport Ltd. 40,018 185,894
Contact Energy Ltd. 26,455 135,727
Fisher & Paykel Healthcare Corp. Ltd. 18,253 307,511
Infratil Ltd. 24,271 156,837
Mainfreight Ltd.
(d)
3,190 128,363
Mercury NZ Ltd. 22,287 84,142
Meridian Energy Ltd. 36,501 129,597
Ryman Healthcare Ltd.
(b)
22,205 53,479
Spark New Zealand Ltd. 62,615 176,740
Xero Ltd.
(b)
4,240 336,116
1,802,509
Norway – 0.6%
AKER ASA, Class A 697 38,959
AKER BP ASA 10,085 247,705
AutoStore Holdings Ltd.
(b)(c)
24,412 35,271
DNB Bank ASA 29,392 515,163
Equinor ASA 29,194 788,101
Frontline PLC 5,131 122,736
Gjensidige Forsikring ASA 4,947 79,828
Kongsberg Gruppen ASA 2,741 194,546
Leroy Seafood Group ASA 10,575 46,982
Mowi ASA 14,137 250,145
Nordic Semiconductor ASA
(b)
6,424 71,641
Norsk Hydro ASA 40,497 251,960
Orkla ASA 25,767 176,369
Salmar ASA 2,375 150,446
Schibsted ASA, Class A 3,042 87,298
Schibsted ASA, Class B 3,168 89,026
Sparebank 1 Sr-Bank ASA 6,328 77,028
Storebrand ASA 14,627 141,196
Telenor ASA 21,345 246,522
Tomra Systems ASA 8,219 102,198
Var Energi ASA 14,536 47,753
Wallenius Wilhelmsen ASA, Class B 3,238 32,923
Yara International ASA 3,849 110,352
3,904,148
Poland – 0.4%
Allegro.eu SA
(b)(c)
17,162 144,271
Bank Polska Kasa Opieki SA 5,668 236,733
Budimex SA 348 59,128
CD Projekt SA 2,383 69,789
Cyfrowy Polsat SA
(b)
10,266 25,511
Dino Polska SA
(b)(c)
1,663 160,246
Inpost SA
(b)
5,797 93,783
KGHM Polska Miedz SA 5,207 180,996

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Poland – 0.4% (continued)
mBank SA
(b)
468 79,320
Orlen SA 19,192 315,131
PGE Polska Grupa Energetyczna SA
(b)
28,499 42,879
Powszechna Kasa Oszczednosci Bank Polski
SA 29,292 439,420
Powszechny Zaklad Ubezpieczen SA 20,179 255,735
Santander Bank Polska SA 1,146 158,831
2,261,773
Portugal – 0.2%
Banco Comercial Portugues SA, Class R
(b)
230,764 81,081
EDP - Energias de Portugal SA 89,733 338,311
Galp Energia SGPS SA 15,969 344,914
Jeronimo Martins SGPS SA 9,424 194,983
Navigator Co. SA (The) 7,191 31,925
991,214
Russia – 0.0%
Evraz PLC
(b),(e)
2,845 0
Singapore – 1.3%
CapitaLand Ascendas REIT
(a)
111,496 212,568
CapitaLand Integrated Commercial Trust
(a)
138,554 199,132
CapitaLand Investment Ltd. 59,900 116,835
City Developments Ltd. 18,100 81,624
DBS Group Holdings Ltd. 67,999 1,740,176
Frasers Logistics & Commercial Trust
(a)
81,900 59,755
Genting Singapore Ltd. 181,500 121,776
Grab Holdings Ltd., Class A
(b)(d)
67,048 234,668
Hafnia Ltd. 7,615 57,899
Jardine Cycle & Carriage Ltd. 2,900 56,352
Keppel DC REIT
(a)
49,000 61,441
Keppel Ltd. 44,000 221,976
Mapletree Industrial Trust
(a)
55,400 92,215
Mapletree Logistics Trust
(a)
105,600 104,535
Mapletree Pan Asia Commercial Trust
(a)
89,600 82,784
Olam Group Ltd. 36,000 31,149
Oversea-Chinese Banking Corp. Ltd. 107,719 1,125,570
Sats Ltd.
(b)
30,700 56,729
Sea Ltd., ADR
(b)
12,181 769,717
Seatrium Ltd.
(b)
2,187,600 157,203
SembCorp Industries Ltd. 28,600 112,618
Singapore Airlines Ltd.
(d)
45,600 218,679
Singapore Exchange Ltd. 30,200 207,276
Singapore Technologies Engineering Ltd. 49,200 145,390
Singapore Telecommunications Ltd. 234,600 409,421
United Overseas Bank Ltd. 45,400 1,012,033
UOL Group Ltd. 20,100 86,369
Venture Corp. Ltd. 11,700 124,571
Wilmar International Ltd. 68,700 162,714
8,063,175
Spain – 2.3%
ACS Actividades de Construccion y Servicios
SA 6,689 268,782
Aena SME SA
(c)
2,494 457,610
Amadeus IT Group SA 15,007 958,928
Banco Bilbao Vizcaya Argentaria SA 196,148 2,134,027
Banco Santander SA 528,334 2,583,398
CaixaBank SA 125,569 664,882
Cellnex Telecom SA
(c)
18,948 629,081
Corp. Acciona Energias Renovables SA
(d)
2,230 45,447
EDP Renovaveis SA 7,385 101,627
Endesa SA 10,970 200,579
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Spain – 2.3% (continued)
Ferrovial SE 16,023 579,085
Grifols SA
(b)(d)
11,091 102,534
Iberdrola SA 193,297 2,378,932
Industria de Diseno Textil SA 36,926 1,691,861
Naturgy Energy Group SA
(d)
3,819 96,860
Redeia Corp. SA 14,505 242,725
Repsol SA 42,066 662,320
Telefonica SA 169,403 761,854
14,560,532
Sweden – 3.0%
AAK AB 5,598 145,154
AddTech AB, Class B 8,056 170,869
ALFA Laval AB 9,497 409,787
ASSA Abloy AB, Class B 32,274 867,430
Atlas Copco AB, Class A 84,549 1,505,581
Atlas Copco AB, Class B 51,479 785,606
Avanza Bank Holding AB 4,180 90,867
Axfood AB 3,887 101,071
Beijer Ref AB, Class B 11,732 169,365
Boliden AB 7,859 263,568
Castellum AB
(b)
14,082 171,023
Electrolux AB, Class B
(b)
7,642 67,759
Elekta AB, Class B 12,251 88,401
Embracer Group AB, Class B
(b)(d)
29,497 75,517
Epiroc AB, Class A 20,307 382,610
Epiroc AB, Class B 12,139 204,162
EQT AB 17,059 469,842
Essity AB, Class B 18,822 470,897
Evolution AB
(c)
5,923 664,833
Fabege AB 8,007 62,227
Fastighets AB Balder, Class B
(b)
21,988 142,074
Getinge AB, Class B 7,501 160,601
H & M Hennes & Mauritz AB, Class B 20,971 337,706
Hexagon AB, Class B 63,467 675,095
Holmen AB, Class B 3,260 128,191
Husqvarna AB, Class B 13,817 114,152
Industrivarden AB, Class A 4,609 149,995
Industrivarden AB, Class C 4,903 159,429
Indutrade AB 8,023 188,735
Investment AB Latour, Class B 4,637 113,856
Investor AB, Class A 16,121 397,741
Investor AB, Class B 59,568 1,478,088
Kinnevik AB, Class B
(b)
9,831 104,348
L E Lundbergforetagen AB, Class B 1,887 94,213
Lifco AB, Class B 7,660 188,431
Nibe Industrier AB, Class B 40,229 189,125
Saab AB, Class B 2,519 201,641
Sagax AB, Class B 6,762 171,393
Sandvik AB 33,949 688,822
Securitas AB, Class B 17,757 180,306
Skandinaviska Enskilda Banken AB, Class A 53,892 713,427
Skanska AB, Class B 11,611 202,951
SKF AB, Class B 13,221 277,046
SSAB AB, Class A 8,228 46,823
SSAB AB, Class B, Series B 22,731 129,023
Svenska Cellulosa AB SCA, Class B 19,395 286,351
Svenska Handelsbanken AB, Class A 48,509 425,076
Svenska Handelsbanken AB, Class B
(d)
1,675 18,130
Sweco AB, Class B 6,061 65,603
Swedbank AB, Class A 32,638 631,594
Swedish Orphan Biovitrum AB
(b)
7,891 205,185

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
Sweden – 3.0% (continued)
Tele2 AB, Class B 20,246 190,177
Telefonaktiebolaget LM Ericsson, Class B 93,238 477,577
Telia Co. AB 68,455 157,543
Thule Group AB
(c)
3,615 103,418
Trelleborg AB, Class B 6,978 249,979
Volvo AB, Class A 5,747 153,311
Volvo AB, Class B 50,546 1,305,108
Volvo Car AB, Class B
(b)
19,812 63,050
18,731,883
Switzerland – 7.5%
ABB Ltd. 54,325 2,658,943
Alcon, Inc. 16,336 1,266,412
CIE Financiere Richemont SA, Class A 17,568 2,449,923
DSM-Firmenich AG 8,703 983,616
Geberit AG 1,106 595,237
Givaudan SA 313 1,346,669
Glencore PLC 306,747 1,796,396
Holcim AG 17,333 1,458,606
Kuehne + Nagel International AG 1,713 455,169
Lonza Group AG 2,498 1,390,153
Nestle SA 89,288 8,976,016
Novartis AG 66,962 6,501,626
Partners Group Holding AG 723 937,697
Roche Holding AG 23,523 5,657,934
Roche Holding AG, BR 887 232,884
Schindler Holding AG 695 170,122
Schindler Holding AG, PC 1,314 329,521
SGS SA 4,975 439,703
Sika AG 5,043 1,447,770
STMicroelectronics NV 21,686 872,908
Straumann Holding AG 3,562 477,704
Swatch Group AG (The) 2,091 87,092
Swatch Group AG (The), BR 869 183,483
Swiss RE AG 9,687 1,054,305
Swisscom AG 841 461,695
UBS Group AG 100,140 2,649,946
Zurich Insurance Group AG 4,879 2,363,029
47,244,559
United Kingdom – 12.2%
3i Group PLC 31,655 1,139,949
Admiral Group PLC 7,623 260,486
Allfunds Group PLC 10,525 66,848
Anglo American PLC 37,335 1,231,364
Ashtead Group PLC 14,604 1,068,287
Associated British Foods PLC 11,657 387,676
AstraZeneca PLC 50,113 7,568,749
Auto Trader Group PLC
(c)
30,916 270,360
Aviva PLC 91,110 531,284
B&M European Value Retail SA 30,788 200,080
BAE Systems PLC 100,928 1,684,598
Barclays PLC 505,279 1,282,447
Barratt Developments PLC 32,677 186,047
Berkeley Group Holdings PLC 3,696 218,160
BP PLC 521,875 3,400,620
British American Tobacco PLC 67,071 1,974,430
BT Group PLC, Class A
(d)
203,272 261,144
Bunzl PLC 11,281 434,216
Burberry Group PLC 13,027 187,666
Centrica PLC 174,751 279,972
Coca-Cola Europacific Partners PLC 6,957 501,043
Compass Group PLC 58,389 1,631,848
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
United Kingdom – 12.2% (continued)
ConvaTec Group PLC
(c)
52,910 165,627
Croda International PLC 4,925 284,290
Diageo PLC 74,194 2,578,484
DS Smith PLC 45,739 200,680
Entain PLC 21,919 215,888
GSK PLC 135,993 2,848,832
Haleon PLC 171,523 729,149
Halma PLC 13,095 361,878
Hargreaves Lansdown PLC 13,166 134,161
HSBC Holdings PLC 646,691 5,632,624
Imperial Brands PLC 28,077 642,836
Informa PLC 45,822 456,596
InterContinental Hotels Group PLC 5,389 529,838
Intermediate Capital Group PLC 10,238 269,209
International Consolidated Airlines Group
SA
(b)
123,586 270,963
Intertek Group PLC 5,619 347,850
J Sainsbury PLC 58,342 192,421
JD Sports Fashion PLC 85,426 123,652
Kingfisher PLC 65,355 203,030
Land Securities Group PLC
(a)
22,689 184,806
Legal & General Group PLC 197,703 584,224
Liberty Global Ltd., Class A
(b)
5,767 91,666
Liberty Global Ltd., Class C
(b)
6,949 113,755
Lloyds Banking Group PLC 2,140,969 1,391,336
London Stock Exchange Group PLC 13,940 1,544,060
M&G PLC 73,678 185,526
Melrose Industries PLC 44,882 355,064
Mondi PLC 15,557 295,895
National Grid PLC 121,814 1,598,501
NatWest Group PLC 181,603 690,138
Next PLC 4,109 463,467
Ocado Group PLC
(b)(d)
17,828 78,823
Pearson PLC 23,835 290,570
Persimmon PLC 10,951 178,808
Phoenix Group Holdings PLC 27,833 170,700
Polestar Automotive Holding UK PLC, Class A,
ADR
(b)(d)
9,677 13,451
Reckitt Benckiser Group PLC 23,608 1,320,769
RELX PLC 63,357 2,620,339
Rentokil Initial PLC 82,357 419,813
Rightmove PLC 28,646 184,725
Rio Tinto PLC 35,597 2,439,012
Rolls-Royce Holdings PLC
(b)
281,254 1,454,817
Sage Group PLC (The) 33,210 484,866
Schroders PLC 32,799 144,892
Segro PLC
(a)
40,168 426,511
Severn Trent PLC 8,819 272,422
Shell PLC 220,046 7,888,405
Smith & Nephew PLC 30,159 369,704
Smiths Group PLC 11,924 241,278
Spirax-Sarco Engineering PLC 2,599 287,845
SSE PLC 35,336 737,356
St. James's Place PLC 20,190 110,123
Standard Chartered PLC 73,323 633,312
Taylor Wimpey PLC 118,884 196,346
Tesco PLC 234,405 869,667
Unilever PLC 82,897 4,297,279
United Utilities Group PLC 23,596 308,604
Vodafone Group PLC 766,618 649,479
Weir Group PLC (The) 8,750 224,603
Whitbread PLC 6,526 258,791

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.7% (continued)
United Kingdom – 12.2% (continued)
Wise PLC, Class A
(b)
19,587 190,442
WPP PLC 37,522 379,716
76,597,188
United States – 0.1%
RB Global, Inc. 5,502 394,473
Total Common Stocks (cost $552,879,371) 618,006,296
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 8.82% 1,864 192,334
Dr. Ing. h.c. F. Porsche AG, 1.21%
(c)
3,944 352,975
Henkel AG & Co. KGaA, 2.49% 5,725 455,806
Porsche Automobil Holding SE, 5.36% 5,457 279,668
Sartorius AG, 0.26% 812 245,103
Volkswagen AG, 7.66% 6,012 740,226
2,266,112
Spain – 0.0%
Grifols SA, Class B, 4.75%
(b)
7,114 45,678
Total Preferred Stocks (cost $2,440,494) 2,311,790
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., Warrants expiring
3/31/2040
(b)
563 0
Total Warrants (cost $0) 0
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.28%
(f)(g)
(cost $256,068) 256,068 256,068
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.28%
(f)(g)
(cost $513,181) 513,181 513,181
Total Investments (cost $556,089,114) 99.2% 621,087,335
Cash and Receivables (Net) 0.8% 4,971,962
Net Assets 100.0% 626,059,297
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $6,635,635 or 1.06% of net assets.
(d)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $2,359,928 and the value of the collateral was $2,495,601, consisting of cash collateral of
$513,181 and U.S. Government & Agency securities valued at $1,982,420. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at April 30, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2024.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 21.0
Industrials 17.5
Health Care 11.2
Consumer Discretionary 10.8
Information Technology 9.0
Consumer Staples 7.5
Materials 7.4
Energy 6.3
Communication Services 3.6
Utilities 3.4
Real Estate 1.4
Registered Investment Companies 0.1
99.2
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 658,664 4,913,004 (5,315,600) 256,068 20,929
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 247,970 265,211 — 513,181 4,355
2
Total – 0.1% 906,634 5,178,215 (5,315,600) 769,249 25,284
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI EAFE Index 36 6/21/2024 4,175,737 4,081,500 (94,237)
S&P/TSX 60 Index 2 6/20/2024 386,833
*
380,100 (6,733)
Gross Unrealized Depreciation (100,970)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 98.1%
Australia – 0.0%
Yancoal Australia Ltd. 3,200 11,599
Brazil – 4.0%
Ambev SA 53,960 126,907
Atacadao SA 7,429 16,024
B3 SA - Brasil Bolsa Balcao 73,425 152,287
Banco Bradesco SA 15,151 36,072
Banco BTG Pactual SA 19,566 126,235
Banco do Brasil SA 22,840 121,138
Banco Santander Brasil SA 4,145 23,144
BB Seguridade Participacoes SA 8,487 52,725
Caixa Seguridade Participacoes S/A 7,120 21,498
CCR SA 13,362 31,709
Centrais Eletricas Brasileiras SA 14,293 104,348
Cia de Saneamento Basico do Estado de Sao
Paulo 4,378 68,832
Cia Energetica de Minas Gerais 4,973 10,890
Cia Siderurgica Nacional SA 8,328 22,414
Companhia Paranaense de Energia 10,610 16,847
Cosan SA 15,674 43,788
CPFL Energia SA 2,724 16,855
CSN Mineracao SA 6,208 5,917
Energisa S/A 3,914 34,140
Eneva SA
(a)
8,724 20,821
Engie Brasil Energia SA 2,172 17,177
Equatorial Energia SA 12,570 74,478
Hapvida Participacoes e Investimentos SA
(a)(b)
62,094 44,207
Hypera SA 5,561 31,747
Itau Unibanco Holding SA 2,568 13,536
JBS S/A 8,906 40,294
Klabin SA 10,760 47,748
Localiza Rent-A-Car SA 10,421 98,699
Lojas Renner SA 13,445 39,714
Magazine Luiza SA
(a)
40,882 10,806
Multiplan Empreendimentos Imobiliarios SA 3,789 16,667
Natura & Co. Holding SA 11,436 36,648
Neoenergia SA 2,514 9,284
NU Holdings Ltd., Class A
(a)
29,948 325,235
Pagseguro Digital Ltd., Class A
(a)
2,762 34,387
Petroleo Brasileiro SA 47,513 406,277
Porto Seguro SA 2,483 14,372
Prio SA 9,322 86,582
Raia Drogasil SA 15,938 78,843
Rede D'Or Sao Luiz SA
(b)
12,521 63,172
Rumo SA 16,176 63,011
Sendas Distribuidora S/A 18,001 45,635
Stoneco Ltd., Class A
(a)
3,180 49,608
Suzano SA 9,287 104,748
Telefonica Brasil SA 4,742 43,668
Tim SA 10,075 34,367
Totvs SA 7,157 38,222
Ultrapar Participacoes SA 8,852 44,353
Vale SA 49,910 609,058
Vibra Energia SA 14,289 64,703
WEG SA 19,267 147,501
XP, Inc., Class A 5,083 104,049
3,891,387
Chile – 0.4%
Banco de Chile 572,676 63,790
Banco de Credito e Inversiones SA 1,149 33,650
Banco Santander Chile 844,382 38,417
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Chile – 0.4% (continued)
Cencosud SA 15,485 26,644
Cia Cervecerias Unidas SA 2,082 12,826
Cia Sud Americana de Vapores SA 232,263 18,195
Empresas CMPC SA 15,663 31,061
Empresas COPEC SA 5,943 42,585
Enel Americas SA 238,192 22,422
Enel Chile SA 333,775 19,899
Falabella SA
(a)
16,665 44,795
Latam Airlines Group SA
(a)
5,943,255 80,748
435,032
China – 23.2%
360 Security Technology, Inc., Class A
(a)
9,300 10,955
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A 1,100 2,537
Advanced Micro-Fabrication Equipment, Inc.
China, Class A 488 9,547
AECC Aero-Engine Control Co. Ltd., Class A 1,700 4,592
AECC Aviation Power Co. Ltd., Class A 1,000 4,883
Agricultural Bank of China Ltd., Class A 84,900 51,586
Agricultural Bank of China Ltd., Class H 366,000 164,254
Aier Eye Hospital Group Co. Ltd., Class A 4,700 8,373
Air China Ltd., Class H
(a)
22,000 11,083
Aisino Corp., Class A 4,100 4,818
Akeso, Inc.
(a)(b)
6,000 36,938
Alibaba Group Holding Ltd. 205,980 1,958,090
Aluminum Corp. of China Ltd., Class A 12,000 12,296
Aluminum Corp. of China Ltd., Class H 46,000 30,760
Angang Steel Co. Ltd., Class A 20,300 6,756
Angang Steel Co. Ltd., Class H 38,000 6,316
Angel Yeast Co. Ltd., Class A 1,500 6,177
Anhui Conch Cement Co. Ltd., Class A 3,200 10,155
Anhui Conch Cement Co. Ltd., Class H 22,000 51,363
Anhui Gujing Distillery Co. Ltd., Class A 300 11,237
Anhui Gujing Distillery Co. Ltd., Class B 1,500 24,641
Anhui Jianghuai Automobile Group Corp. Ltd.,
Class A
(a)
1,800 3,893
Anhui Yingjia Distillery Co. Ltd., Class A 700 6,863
Anjoy Foods Group Co. Ltd., Class A 300 3,823
Anker Innovations Technology Co. Ltd., Class A 400 4,771
ANTA Sports Products Ltd. 16,400 188,089
ASR Microelectronics Co. Ltd., Class A
(a)
481 2,721
Asymchem Laboratories Tianjin Co. Ltd., Class A 340 3,881
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(b)
340 2,789
Autobio Diagnostics Co. Ltd., Class A 800 6,299
Autohome, Inc., ADR 951 24,441
Avary Holding Shenzhen Co. Ltd., Class A 2,100 7,000
Avichina Industry & Technology Co. Ltd., Class H 32,000 13,829
BAIC BluePark New Energy Technology Co.
Ltd., Class A
(a)
5,000 4,709
Baidu, Inc., Class A
(a)
28,000 374,827
Bank of Beijing Co. Ltd., Class A 16,100 12,406
Bank of Changsha Co. Ltd., Class A 4,400 4,958
Bank of Chengdu Co. Ltd., Class A 3,800 7,766
Bank of China Ltd., Class A 51,200 32,453
Bank of China Ltd., Class H 1,058,000 477,515
Bank of Chongqing Co. Ltd., Class A 5,200 5,378
Bank of Communications Co. Ltd., Class A 30,200 28,692
Bank of Communications Co. Ltd., Class H 109,000 78,880
Bank of Guiyang Co. Ltd., Class A 7,300 5,686
Bank of Hangzhou Co. Ltd., Class A 2,800 4,988
Bank of Jiangsu Co. Ltd., Class A 10,800 12,051

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Bank of Nanjing Co. Ltd., Class A 8,500 10,940
Bank of Ningbo Co. Ltd., Class A 4,500 14,249
Bank of Shanghai Co. Ltd., Class A 12,500 12,601
Bank of Suzhou Co. Ltd., Class A 5,100 5,317
Baoshan Iron & Steel Co. Ltd., Class A 17,700 16,987
Beijing Capital Eco-Environment Protection
Group Co. Ltd., Class A 16,000 6,408
Beijing Dabeinong Technology Group Co. Ltd.,
Class A 5,500 3,562
Beijing Easpring Material Technology Co. Ltd.,
Class A 900 5,495
Beijing Kingsoft Office Software, Inc., Class A 363 15,540
Beijing New Building Materials PLC, Class A 1,500 6,784
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 2,500 5,058
Beijing Shiji Information Technology Co. Ltd.,
Class A
(a)
3,290 3,271
Beijing Tiantan Biological Products Corp. Ltd.,
Class A 1,700 6,754
Beijing Tongrentang Co. Ltd., Class A 1,300 7,599
Beijing United Information Technology Co.
Ltd., Class A 1,000 3,593
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd., Class A 600 5,657
Beijing Yanjing Brewery Co. Ltd., Class A 300 410
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 36,600 25,726
Beiqi Foton Motor Co. Ltd., Class A
(a)
11,000 3,995
Bethel Automotive Safety Systems Co. Ltd.,
Class A 400 3,178
Bilibili, Inc., Class Z
(a)
3,220 42,323
Bloomage Biotechnology Corp. Ltd., Class A 336 2,854
BOC International China Co. Ltd., Class A 3,500 4,973
BOE Technology Group Co. Ltd., Class A 27,100 16,316
BTG Hotels Group Co. Ltd., Class A
(a)
2,500 5,296
BYD Co. Ltd., Class A 900 27,156
BYD Co. Ltd., Class H 12,500 344,576
By-health Co. Ltd., Class A 2,700 5,906
Caitong Securities Co. Ltd., Class A 5,600 5,931
Calb Group Co. Ltd.
(a)(b)
2,000 3,667
Cambricon Technologies Corp. Ltd., Class A
(a)
141 3,337
Canmax Technologies Co. Ltd., Class A 1,600 4,684
Cathay Biotech, Inc., Class A 622 4,406
CECEP Wind-Power Corp., Class A 6,200 2,688
CGN Power Co. Ltd., Class A 14,100 8,003
CGN Power Co. Ltd., Class H
(b)
149,000 50,104
Changchun High & New Technology Industry
Group, Inc., Class A 300 4,684
Changjiang Securities Co. Ltd., Class A 7,100 5,559
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A 300 5,524
Chaozhou Three-Circle Group Co. Ltd., Class A 1,900 7,326
Chengxin Lithium Group Co. Ltd., Class A 1,500 3,718
Chifeng Jilong Gold Mining Co. Ltd., Class A
(a)
2,200 5,444
China Baoan Group Co. Ltd., Class A 4,000 5,811
China Cinda Asset Management Co. Ltd., Class H 145,000 13,163
China CITIC Bank Corp. Ltd., Class H 139,000 81,752
China Coal Energy Co. Ltd., Class A 5,100 8,282
China Coal Energy Co. Ltd., Class H 25,000 25,252
China Communications Services Corp. Ltd.,
Class H 34,000 16,302
China Construction Bank Corp., Class A 8,000 7,866
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
China Construction Bank Corp., Class H 1,199,000 781,837
China CSSC Holdings Ltd., Class A 3,500 17,641
China Eastern Airlines Corp. Ltd., Class A
(a)
6,500 3,447
China Eastern Airlines Corp. Ltd., Class H
(a)
32,000 8,306
China Energy Engineering Corp. Ltd., Class A 10,200 3,099
China Energy Engineering Corp. Ltd., Class H 128,000 12,929
China Everbright Bank Co. Ltd., Class A 14,400 6,264
China Everbright Bank Co. Ltd., Class H 147,000 44,732
China Feihe Ltd.
(b)
50,000 27,489
China Galaxy Securities Co. Ltd., Class A 3,200 5,502
China Galaxy Securities Co. Ltd., Class H 48,000 26,206
China Great Wall Securities Co. Ltd., Class A 5,000 5,289
China Greatwall Technology Group Co. Ltd.,
Class A 3,600 4,862
China Hongqiao Group Ltd. 31,000 43,203
China International Capital Corp. Ltd., Class A 1,500 6,906
China International Capital Corp. Ltd., Class H
(b)
10,800 13,146
China International Marine Containers Group
Co. Ltd., Class A 9,700 12,149
China Jushi Co. Ltd., Class A 3,700 6,096
China Lesso Group Holdings Ltd. 20,000 8,439
China Life Insurance Co. Ltd., Class A 900 3,811
China Life Insurance Co. Ltd., Class H 92,000 122,569
China Literature Ltd.
(a)(b)
5,200 18,782
China Longyuan Power Group Corp. Ltd.,
Class H 40,000 28,180
China Merchants Bank Co. Ltd., Class A 19,100 90,495
China Merchants Bank Co. Ltd., Class H 52,500 230,575
China Merchants Energy Shipping Co. Ltd.,
Class A 10,500 12,368
China Merchants Expressway Network &
Technology Holdings Co. Ltd., Class A 4,100 6,273
China Merchants Securities Co. Ltd., Class A 5,700 11,524
China Merchants Securities Co. Ltd., Class H
(b)
3,000 2,505
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 5,000 5,848
China Minsheng Banking Corp. Ltd., Class A 32,700 17,837
China Minsheng Banking Corp. Ltd., Class H 67,000 24,586
China National Building Material Co. Ltd.,
Class H 28,000 10,919
China National Chemical Engineering Co. Ltd.,
Class A 7,700 7,337
China National Nuclear Power Co. Ltd., Class A 18,100 23,095
China National Software & Service Co. Ltd.,
Class A 990 4,127
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A 3,700 9,861
China Oilfield Services Ltd., Class A 300 742
China Oilfield Services Ltd., Class H 26,000 27,991
China Pacific Insurance Group Co. Ltd., Class A 4,900 17,458
China Pacific Insurance Group Co. Ltd., Class H 32,000 70,700
China Petroleum & Chemical Corp., Class A 28,700 25,167
China Petroleum & Chemical Corp., Class H 312,000 188,288
China Railway Group Ltd., Class A 13,800 12,520
China Railway Group Ltd., Class H 60,000 29,765
China Railway Signal & Communication Corp.
Ltd., Class A 6,629 4,943
China Railway Signal & Communication Corp.
Ltd., Class H
(b)
10,000 3,900
China Resources Microelectronics Ltd., Class A 805 4,056
China Resources Mixc Lifestyle Services Ltd.
(b)
11,800 42,018
China Resources Pharmaceutical Group Ltd.
(b)
18,500 12,016

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 1,000 8,281
China Shenhua Energy Co. Ltd., Class A 4,100 22,551
China Shenhua Energy Co. Ltd., Class H 44,500 186,052
China Southern Airlines Co. Ltd., Class A
(a)
4,600 3,602
China Southern Airlines Co. Ltd., Class H
(a)
14,000 5,084
China Southern Power Grid Energy Storage
Co. Ltd., Class A 4,500 6,189
China State Construction Engineering Corp.
Ltd., Class A 35,000 25,906
China Suntien Green Energy Corp. Ltd., Class H 31,000 12,723
China Three Gorges Renewables Group Co.
Ltd., Class A 23,800 15,414
China Tourism Group Duty Free Corp. Ltd.,
Class H
(b)
1,100 9,782
China Tower Corp. Ltd., Class H
(b)
554,000 65,166
China United Network Communications Ltd.,
Class A 26,200 16,969
China Vanke Co. Ltd., Class H 21,000 12,432
China XD Electric Co. Ltd., Class A 4,700 4,589
China Yangtze Power Co. Ltd., Class A 19,000 67,667
China Zhenhua Group Science & Technology
Co. Ltd., Class A 600 3,868
China Zheshang Bank Co. Ltd., Class A 30,000 12,428
China Zheshang Bank Co. Ltd., Class H 54,000 15,604
Chongqing Brewery Co. Ltd., Class A 600 5,831
Chongqing Changan Automobile Co. Ltd., Class A 6,386 12,981
Chongqing Changan Automobile Co. Ltd., Class B 22,050 10,911
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 8,500 5,446
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 40,000 17,184
Chongqing Zhifei Biological Products Co. Ltd.,
Class A 1,100 5,332
CITIC Ltd. 76,000 72,587
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,400 3,010
CITIC Securities Co. Ltd., Class A 8,935 23,456
CITIC Securities Co. Ltd., Class H 21,000 33,724
CMOC Group Ltd., Class A 9,100 11,285
CMOC Group Ltd., Class H 54,000 51,230
CNGR Advanced Material Co. Ltd., Class A 800 5,794
CNPC Capital Co. Ltd., Class A 4,600 3,729
Contemporary Amperex Technology Co. Ltd.,
Class A 3,500 97,922
COSCO SHIPPING Development Co. Ltd., Class A 18,100 6,149
COSCO Shipping Energy Transportation Co.
Ltd., Class A 1,700 3,740
COSCO Shipping Energy Transportation Co.
Ltd., Class H 18,000 21,196
COSCO Shipping Holdings Co. Ltd., Class A 13,100 21,292
COSCO Shipping Holdings Co. Ltd., Class H 39,500 51,312
Country Garden Holdings Co. Ltd.
(a)
169,000 10,480
Country Garden Services Holdings Co. Ltd. 30,000 20,253
CRRC Corp. Ltd., Class A 22,400 21,622
CRRC Corp. Ltd., Class H 58,000 32,184
CSC Financial Co. Ltd., Class A 1,400 4,317
Daqin Railway Co. Ltd., Class A 13,100 12,518
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A 1,500 4,511
Datang International Power Generation Co.
Ltd., Class A 9,400 3,920
Datang International Power Generation Co.
Ltd., Class H 42,000 8,324
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
DHC Software Co. Ltd., Class A 9,000 6,798
Do-Fluoride New Materials Co. Ltd., Class A 2,700 5,157
Dong-E-E-Jiao Co. Ltd., Class A 900 8,541
Dongfang Electric Corp. Ltd., Class H 10,200 13,928
Dongfeng Motor Group Co. Ltd., Class H 38,000 13,847
Dongxing Securities Co. Ltd., Class A 5,300 6,455
East Buy Holding Ltd.
(a)(b)
6,000 12,827
East Money Information Co. Ltd., Class A 14,800 26,671
Eastroc Beverage Group Co. Ltd., Class A 100 2,940
Ecovacs Robotics Co. Ltd., Class A 700 4,790
Empyrean Technology Co. Ltd., Class A 500 5,399
ENN Energy Holdings Ltd. 9,600 83,036
ENN Natural Gas Co. Ltd., Class A 1,800 4,489
Eoptolink Technology, Inc. Ltd., Class A 500 5,973
Eve Energy Co. Ltd., Class A 2,000 10,211
Everbright Securities Co. Ltd., Class A 4,000 9,147
Flat Glass Group Co. Ltd., Class A 2,400 8,826
Flat Glass Group Co. Ltd., Class H 6,000 14,591
Focus Media Information Technology Co. Ltd.,
Class A 12,100 10,861
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A 3,082 16,709
Founder Securities Co. Ltd., Class A 8,300 10,304
Foxconn Industrial Internet Co. Ltd., Class A 8,700 29,434
Fujian Sunner Development Co. Ltd., Class A 1,900 4,109
Full Truck Alliance Co. Ltd., ADR 10,456 90,026
Fuyao Glass Industry Group Co. Ltd., Class A 2,100 14,450
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
7,600 45,719
GalaxyCore, Inc., Class A 1,901 4,355
Gan & Lee Pharmaceuticals Co. Ltd., Class A
(a)
800 5,528
Ganfeng Lithium Co. Ltd., Class H
(b)
5,560 16,493
Ganfeng Lithium Group Co. Ltd., Class A 1,900 9,251
G-bits Network Technology Xiamen Co. Ltd.,
Class A 100 2,702
GD Power Development Co. Ltd., Class A 10,200 7,226
GDS Holdings Ltd., ADR
(a)(c)
1,511 12,330
GEM Co. Ltd., Class A 3,800 3,652
Gemdale Corp., Class A 16,500 9,069
Genscript Biotech Corp.
(a)
16,000 23,812
GF Securities Co. Ltd., Class A 2,000 3,648
GF Securities Co. Ltd., Class H 12,800 12,831
Giant Biogene Holding Co. Ltd.
(a)(b)
4,600 28,202
GigaDevice Semiconductor Beijing, Inc., Class A 480 5,220
Ginlong Technologies Co. Ltd., Class A 500 3,697
Glodon Co. Ltd., Class A 2,000 3,124
GoerTek, Inc., Class A 1,400 3,055
Goldwind Science & Technology Co. Ltd., Class A 3,200 3,372
Goldwind Science & Technology Co. Ltd., Class H 15,000 6,041
Gongniu Group Co. Ltd., Class A 400 6,601
Gotion High-tech Co. Ltd., Class A
(a)
2,700 6,995
Great Wall Motor Co. Ltd., Class A 1,700 6,151
Great Wall Motor Co. Ltd., Class H 31,500 48,089
Gree Electric Appliances, Inc. of Zhuhai, Class A 4,600 26,756
Greenland Holdings Corp. Ltd., Class A
(a)
16,500 4,192
Greentown China Holdings Ltd. 16,000 14,136
GRG Banking Equipment Co. Ltd., Class A 3,000 4,938
Guangdong Haid Group Co. Ltd., Class A 800 5,509
Guanghui Energy Co. Ltd., Class A 3,200 3,266
Guangzhou Automobile Group Co. Ltd., Class H 20,000 8,311
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A 300 1,329

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H 4,000 10,689
Guangzhou Haige Communications Group,
Inc., Co., Class A 3,800 5,720
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A 500 2,648
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A 1,300 6,019
Guangzhou Tinci Materials Technology Co.
Ltd., Class A 1,900 5,510
Guangzhou Yuexiu Capital Holdings Group Co.
Ltd., Class A 6,300 5,037
Guolian Securities Co. Ltd., Class H
(a)
16,000 7,446
Guosen Securities Co. Ltd., Class A 4,600 5,711
Guotai Junan Securities Co. Ltd., Class A 4,900 9,311
Guotai Junan Securities Co. Ltd., Class H
(b)
13,600 14,519
Guoyuan Securities Co. Ltd., Class A 4,900 4,615
H World Group Ltd. 23,800 92,203
Haidilao International Holding Ltd.
(b)
22,000 50,294
Haier Smart Home Co. Ltd., Class A 4,900 20,476
Haier Smart Home Co. Ltd., Class H 30,600 114,439
Hainan Airlines Holding Co. Ltd., Class A
(a)
28,000 5,297
Hainan Airport Infrastructure Co. Ltd., Class A
(a)
14,500 7,008
Haitian International Holdings Ltd. 9,000 29,573
Haitong Securities Co. Ltd., Class H 72,000 34,614
Hangzhou First Applied Material Co. Ltd.,
Class A 328 1,233
Hangzhou Lion Microelectronics Co. Ltd.,
Class A 1,900 5,799
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 3,773
Hangzhou Robam Appliances Co. Ltd., Class A 1,500 4,907
Hangzhou Silan Microelectronics Co. Ltd.,
Class A 3,600 9,535
Hangzhou Tigermed Consulting Co. Ltd., Class A 700 5,714
Hangzhou Tigermed Consulting Co. Ltd.,
Class H
(b)
1,800 7,997
Han's Laser Technology Industry Group Co.
Ltd., Class A 2,100 6,116
Hansoh Pharmaceutical Group Co. Ltd.
(b)
14,000 31,146
Haohua Chemical Science & Technology Co.
Ltd., Class A 1,100 4,723
Hebei Hengshui Laobaigan Liquor Co. Ltd.,
Class A 2,000 5,979
Heilongjiang Agriculture Co. Ltd., Class A 3,500 6,322
Henan Shenhuo Coal & Power Co. Ltd., Class A 2,300 6,895
Henan Shuanghui Investment & Development
Co. Ltd., Class A 2,300 8,556
Hengan International Group Co. Ltd. 9,000 30,379
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A 2,200 4,378
Hengli Petrochemical Co. Ltd., Class A
(a)
3,600 7,706
Hengtong Optic-Electric Co. Ltd., Class A 2,800 5,475
Hengyi Petrochemical Co. Ltd., Class A
(a)
4,600 4,758
Hisense Home Appliances Group Co. Ltd.,
Class H 5,000 21,128
Hithink RoyalFlush Information Network Co.
Ltd., Class A 500 8,348
Hongta Securities Co. Ltd., Class A 4,300 4,293
Horizon Construction Development Ltd.
(a)
703 178
Hoshine Silicon Industry Co. Ltd., Class A 200 1,335
Hoyuan Green Energy Co. Ltd., Class A 1,879 5,701
Hua Hong Semiconductor Ltd.
(a)(b)
10,000 19,946
Huadian Power International Corp. Ltd., Class A 3,600 3,361
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Huadian Power International Corp. Ltd., Class H 24,000 13,134
Huadong Medicine Co. Ltd., Class A 1,200 5,459
Huafon Chemical Co. Ltd., Class A 5,600 6,295
Hualan Biological Engineering, Inc., Class A 2,600 6,991
Huaneng Lancang River Hydropower, Inc.,
Class A 6,400 8,449
Huaneng Power International, Inc., Class A
(a)
6,400 8,272
Huaneng Power International, Inc., Class H
(a)
54,000 34,452
Huatai Securities Co. Ltd., Class A 3,700 7,036
Huatai Securities Co. Ltd., Class H
(b)
16,600 19,739
Huaxi Securities Co. Ltd., Class A 5,300 5,416
Huaxia Bank Co. Ltd., Class A 15,100 13,992
Huayu Automotive Systems Co. Ltd., Class A 1,300 2,958
Hubei Feilihua Quartz Glass Co. Ltd., Class A 800 2,973
Hubei Xingfa Chemicals Group Co. Ltd., Class A 1,700 5,052
Huizhou Desay SV Automaotive Co. Ltd., Class A 500 8,691
Humanwell Healthcare Group Co. Ltd., Class A 2,000 5,593
Hunan Valin Steel Co. Ltd., Class A 7,400 5,334
Hundsun Technologies, Inc., Class A 3,300 9,392
Hygeia Healthcare Holdings Co. Ltd.
(b)
4,200 17,426
Hygon Information Technology Co. Ltd., Class A 1,082 11,841
IEIT System Co. Ltd., Class A 700 3,955
iFlytek Co. Ltd., Class A 1,900 11,836
Imeik Technology Development Co. Ltd., Class A 280 8,305
Industrial & Commercial Bank of China Ltd.,
Class A 54,800 41,091
Industrial & Commercial Bank of China Ltd.,
Class H 878,000 474,856
Industrial Bank Co. Ltd., Class A 14,700 34,205
Industrial Securities Co. Ltd., Class A 5,400 4,168
Ingenic Semiconductor Co. Ltd., Class A 100 882
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(a)
42,200 9,324
Inner Mongolia Erdos Resources Co. Ltd.,
Class B 5,200 5,273
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A 8,600 5,000
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 4,100 16,198
Inner Mongolia Yitai Coal Co. Ltd., Class B 12,900 25,129
Inner Mongolia Yuan Xing Energy Co. Ltd.,
Class A 5,100 5,057
Innovent Biologics, Inc.
(a)(b)
16,000 78,249
iQIYI, Inc., ADR
(a)
6,189 30,017
Isoftstone Information Technology Group Co.
Ltd., Class A
(a)
800 4,656
J&T Global Express Ltd.
(a)(c)
73,000 56,002
JA Solar Technology Co. Ltd., Class A 3,576 7,022
Jason Furniture Hangzhou Co. Ltd., Class A 1,000 4,611
JCET Co. Ltd., Class A 300 1,068
JD Health International, Inc.
(a)(b)
12,100 42,003
JD Logistics, Inc.
(a)(b)
29,700 32,468
JD.com, Inc., Class A 31,066 455,988
Jiangsu Eastern Shenghong Co. Ltd., Class A 5,300 7,260
Jiangsu Expressway Co. Ltd., Class H 18,000 17,721
Jiangsu Hengli Hydraulic Co. Ltd., Class A 944 6,648
Jiangsu Hengrui Pharmaceuticals  Co. Ltd.,
Class A 5,240 33,402
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,000 7,929
Jiangsu Pacific Quartz Co. Ltd., Class A 400 4,324
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 1,000 13,128

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Jiangsu Yangnong Chemical Co. Ltd., Class A 700 6,228
Jiangsu Yoke Technology Co. Ltd., Class A 600 5,318
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A 1,000 5,337
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,700 6,934
Jiangxi Copper Co. Ltd., Class A 3,500 12,629
Jiangxi Copper Co. Ltd., Class H 12,000 24,702
Jinduicheng Molybdenum Co. Ltd., Class A 3,300 5,177
Jinko Solar Co. Ltd., Class A 5,470 5,718
JiuGui Liquor Co. Ltd., Class A 500 3,528
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A 3,300 5,537
Jonjee High-Tech Industrial & Commercial
Holding Co. Ltd., Class A
(a)
1,100 4,481
Juewei Food Co. Ltd., Class A 900 2,524
Juneyao Airlines Co. Ltd., Class A
(a)
3,000 5,100
Kanzhun Ltd., ADR 3,686 72,946
KE Holdings, Inc., Class A 33,200 173,403
Keda Clean Energy Co. Ltd., Class A 3,000 4,197
Kingdee International Software Group Co.
Ltd.
(a)
37,000 39,549
Kingfa Sci & Tech Co. Ltd., Class A 1,600 1,648
Kingnet Network Co. Ltd., Class A 2,500 4,070
Kingsoft Corp. Ltd. 12,200 40,166
Kuaishou Technology, Class B
(a)(b)
26,600 190,287
Kuang-Chi Technologies Co. Ltd., Class A
(a)
3,200 8,666
Kunlun Tech Co. Ltd., Class A
(a)
1,100 6,073
Kweichow Moutai Co. Ltd., Class A 900 211,904
Lao Feng Xiang Co. Ltd., Class B 3,000 11,964
LB Group Co. Ltd., Class A 3,600 10,440
Lenovo Group Ltd. 94,000 107,326
Lens Technology Co. Ltd., Class A 4,600 9,090
Lepu Medical Technology Beijing Co. Ltd.,
Class A 2,300 4,685
Levima Advanced Materials Corp., Class A 1,300 3,070
Li Auto, Inc., Class A
(a)
13,100 174,193
Li Ning Co. Ltd. 31,500 83,974
Liaoning Port Co. Ltd., Class A 15,300 3,042
Lingyi iTech Guangdong Co., Class A 1,200 863
Livzon Pharmaceutical Group, Inc., Class H 3,400 11,694
Longfor Group Holdings Ltd.
(b)
16,500 24,894
LONGi Green Energy Technology Co. Ltd.,
Class A 6,036 15,170
Longshine Technology Group Co. Ltd., Class A 1,700 2,341
Lufax Holding Ltd., ADR 2,999 13,166
Luxshare Precision Industry Co. Ltd., Class A 5,500 22,178
Luzhou Laojiao Co. Ltd., Class A 1,100 28,269
Mango Excellent Media Co. Ltd., Class A 1,800 5,826
Maxscend Microelectronics Co. Ltd., Class A 400 5,014
Meihua Holdings Group Co. Ltd., Class A 4,100 6,296
Meinian Onehealth Healthcare Holdings Co.
Ltd., Class A
(a)
8,900 5,432
Meituan, Class B
(a)(b)
57,070 799,003
Metallurgical Corp. of China Ltd., Class A 12,900 5,825
Metallurgical Corp. of China Ltd., Class H 71,000 13,889
Microport Scientific Corp.
(a)
11,100 8,927
Midea Group Co. Ltd., Class A 5,300 51,071
Ming Yang Smart Energy Group Ltd., Class A 300 406
MINISO Group Holding Ltd. 6,400 36,946
Minth Group Ltd. 10,000 17,184
Montage Technology Co. Ltd., Class A 1,140 8,015
Muyuan Foods Co. Ltd., Class A 3,620 21,805
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 2,800 5,297
Nanjing Securities Co. Ltd., Class A 5,500 6,228
NARI Technology Co. Ltd., Class A 6,744 21,923
NAURA Technology Group Co. Ltd., Class A 400 17,621
NavInfo Co. Ltd., Class A
(a)
4,100 4,224
NetEase, Inc. 23,400 449,678
New China Life Insurance Co. Ltd., Class A 2,000 8,700
New China Life Insurance Co. Ltd., Class H 10,700 20,685
New Hope Liuhe Co. Ltd., Class A
(a)
10,800 13,303
New Oriental Education & Technology Group,
Inc.
(a)
18,300 146,354
Ninestar Corp., Class A 300 1,049
Ningbo Deye Technology Co. Ltd., Class A 440 5,680
Ningbo Shanshan Co. Ltd., Class A 900 1,473
Ningbo Tuopu Group Co. Ltd., Class A 1,200 10,425
Ningbo Zhoushan Port Co. Ltd., Class A 3,200 1,595
Ningxia Baofeng Energy Group Co. Ltd., Class A 7,200 16,495
NIO, Inc., Class A
(a)
16,490 75,374
Nongfu Spring Co. Ltd., Class H
(b)
23,600 139,406
North Industries Group Red Arrow Co. Ltd.,
Class A 2,800 5,177
Offcn Education Technology Co. Ltd., Class A
(a)
8,700 3,196
Onewo, Inc., Class H 2,600 6,931
Oppein Home Group, Inc., Class A 700 6,033
Orient Securities Co. Ltd., Class A 3,192 3,681
Orient Securities Co. Ltd., Class H
(b)
14,800 6,169
Oriental Pearl Group Co. Ltd., Class A 7,400 7,051
Ovctek China, Inc., Class A 2,100 5,461
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A
(a)
9,200 3,951
People.cn Co. Ltd., Class A 900 3,093
People's Insurance Co. Group of China Ltd.
(The), Class A 8,800 6,380
People's Insurance Co. Group of China Ltd.
(The), Class H 122,000 40,244
Perfect World Co. Ltd., Class A 2,500 3,452
PetroChina Co. Ltd., Class A 15,500 21,982
PetroChina Co. Ltd., Class H 288,000 271,754
Pharmaron Beijing Co. Ltd., Class A 1,300 3,546
Pharmaron Beijing Co. Ltd., Class H
(b)
4,300 5,338
PICC Property & Casualty Co. Ltd., Class H 90,000 112,425
Ping An Bank Co. Ltd., Class A 16,400 24,436
Ping An Insurance Group Co. of China Ltd.,
Class A 13,100 74,821
Ping An Insurance Group Co. of China Ltd.,
Class H 84,000 386,104
Poly Developments and Holdings Group Co.
Ltd., Class A 12,400 15,257
Poly Property Services Co. Ltd., Class H 2,800 11,456
Pop Mart International Group Ltd.
(b)
8,800 38,142
Postal Savings Bank of China Co. Ltd., Class A 15,200 10,075
Postal Savings Bank of China Co. Ltd., Class H
(b)
127,000 66,413
Power Construction Corp. of China Ltd., Class A 7,800 5,472
Quinghai Salt Lake Industry Co. Ltd., Class A
(a)
7,300 16,724
Remegen Co. Ltd., Class H
(a)(b)
2,000 7,147
Rongsheng Petrochemical Co. Ltd., Class A 6,500 10,062
SAIC Motor Corp. Ltd., Class A 6,400 13,133
Sailun Group Co. Ltd., Class A 3,400 7,794
Sanan Optoelectronics Co. Ltd., Class A 3,800 6,575
Sangfor Technologies, Inc., Class A
(a)
500 3,780

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Sany Heavy Equipment International Holdings
Co. Ltd. 15,000 10,567
Sany Heavy Industry Co. Ltd., Class A 5,500 12,388
Satellite Chemical Co. Ltd., Class A
(a)
1,942 5,170
SDIC Capital Co. Ltd., Class A 7,100 6,275
SDIC Power Holdings Co. Ltd., Class A 5,900 13,060
Sealand Securities Co. Ltd., Class A 12,400 5,753
Sensetime Group, Inc., Class B
(a)(b)
230,000 35,877
Seres Group Co. Ltd., Class A
(a)
1,300 16,363
SF Holding Co. Ltd., Class A 4,200 21,025
SG Micro Corp., Class A 500 5,308
Shaanxi Coal Industry Co. Ltd., Class A 6,300 21,341
Shaanxi Energy Investment Co. Ltd., Class A 4,300 5,956
Shandong Gold Mining Co. Ltd., Class A 3,400 13,555
Shandong Gold Mining Co. Ltd., Class H
(b)
9,900 21,569
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 1,300 5,348
Shandong Linglong Tyre Co. Ltd., Class A 2,100 6,496
Shandong Nanshan Aluminum Co. Ltd., Class A 19,400 9,591
Shandong Sinocera Functional Material Co.
Ltd., Class A 1,500 4,018
Shandong Sun Paper Industry JSC Ltd., Class A 2,800 6,013
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H 30,400 20,756
Shanghai Aiko Solar Energy Co. Ltd., Class A 1,700 2,805
Shanghai Bairun Investment Holding Group
Co. Ltd., Class A 1,200 3,381
Shanghai Baosight Software Co. Ltd., Class A 1,528 8,658
Shanghai Baosight Software Co. Ltd., Class B 9,920 21,239
Shanghai Electric Group Co. Ltd., Class A
(a)
13,500 8,035
Shanghai Electric Group Co. Ltd., Class H
(a)
38,000 7,774
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A 500 1,634
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class H 8,000 12,602
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A 848 3,788
Shanghai Fudan Microelectronics Group Co.
Ltd., Class H 5,000 6,943
Shanghai International Airport Co. Ltd., Class A
(a)
2,200 11,435
Shanghai International Port Group Co. Ltd.,
Class A 7,800 6,043
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 1,900 7,585
Shanghai Junshi Biosciences Co. Ltd., Class H
(a)(b)
1,600 2,406
Shanghai Lingang Holdings Corp., Ltd., Class A 3,600 5,245
Shanghai Microport Medbot Group Co. Ltd.
(a)
3,000 5,715
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 11,500 16,380
Shanghai Pudong Development Bank Co. Ltd.,
Class A 21,000 22,330
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 730 1,866
Shanghai RAAS Blood Products Co. Ltd., Class A 8,500 8,428
Shanghai Rural Commercial Bank Co. Ltd.,
Class A 12,400 11,575
Shanghai Yuyuan Tourist Mart Group Co. Ltd.,
Class A 5,800 4,750
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 1,400 3,584
Shanghai Zhonggu Logistics Co. Ltd., Class A 3,200 3,822
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A 6,600 9,570
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 1,900 5,547
Shanxi Meijin Energy Co. Ltd., Class A
(a)
6,100 5,122
Shanxi Securities Co. Ltd., Class A 8,500 6,162
Shanxi Taigang Stainless Steel Co. Ltd., Class A 12,800 6,823
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 860 31,152
Shede Spirits Co. Ltd., Class A 600 6,060
Shenergy Co. Ltd., Class A 5,700 6,698
Shengyi Technology Co. Ltd., Class A 3,100 8,326
Shennan Circuits Co. Ltd., Class A 200 2,580
Shenwan Hongyuan Group Co. Ltd., Class A 18,000 11,683
Shenzhen Capchem Technology Co. Ltd., Class A 900 4,185
Shenzhen Energy Group Co. Ltd., Class A 7,800 7,788
Shenzhen Goodix Technology Co. Ltd., Class A
(a)
400 3,399
Shenzhen Han's CNC Technology Co. Ltd.,
Class A 900 4,349
Shenzhen Inovance Technology Co. Ltd., Class A 2,400 19,720
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A 1,500 4,184
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A 1,000 42,062
Shenzhen New Industries Biomedical
Engineering Co. Ltd., Class A 600 5,858
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A
(a)
10,900 3,974
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A 1,200 5,289
Shenzhen Transsion Holdings Co. Ltd., Class A 581 11,553
Shenzhou International Group Holdings Ltd. 10,200 101,984
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 2,100 5,461
Sichuan Chuantou Energy Co. Ltd., Class A 6,300 14,572
Sichuan Hebang Corp. Ltd., Class A 18,200 5,278
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 1,800 8,439
Sichuan Road and Bridge Group Co. Ltd.,
Class A 4,560 4,565
Sichuan Swellfun Co. Ltd., Class A 800 4,981
Sieyuan Electric Co. Ltd., Class A 800 7,196
Sinolink Securities Co. Ltd., Class A 5,100 6,169
Sinoma International Engineering Co., Class A 3,300 5,783
Sinoma Science & Technology Co. Ltd., Class A 2,500 5,358
Sinomach Heavy Equipment Group Co. Ltd.,
Class A
(a)
17,300 7,048
Sinopec Shanghai Petrochemical Co. Ltd., Class
H
(a)
76,000 10,786
Sinopharm Group Co. Ltd., Class H 18,000 45,660
Sinotrans Ltd., Class H 27,000 13,015
Sinotruk Hong Kong Ltd. 9,000 22,508
Skshu Paint Co. Ltd., Class A
(a)
600 2,823
Smoore International Holdings Ltd.
(b)
18,000 15,811
Songcheng Performance Development Co. Ltd.,
Class A 3,600 5,399
SooChow Securities Co. Ltd., Class A 5,300 5,006
Spring Airlines Co. Ltd., Class A
(a)
1,100 8,627
StarPower Semiconductor Ltd., Class A 100 1,925
Sungrow Power Supply Co. Ltd., Class A 1,200 17,126
Sunny Optical Technology Group Co. Ltd. 8,300 40,751
Sunresin New Materials Co. Ltd., Class A 600 3,878
Sunwoda Electronic Co. Ltd., Class A 2,700 5,671
SUPCON Technology Co. Ltd., Class A 674 4,437

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A 400 850
Suzhou Maxwell Technologies Co. Ltd., Class A 300 4,748
Suzhou TFC Optical Communication Co. Ltd.,
Class A 200 4,456
TAL Education Group, ADR
(a)
5,700 68,628
Tangshan Jidong Cement Co. Ltd., Class A 7,400 5,273
TBEA Co. Ltd., Class A 2,320 4,533
TCL Technology Group Corp., Class A
(a)
18,300 12,080
Tencent Holdings Ltd. 79,000 3,506,981
Tencent Music Entertainment Group, Class A
(a)
16,700 105,907
Thunder Software Technology Co. Ltd., Class A 500 3,363
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 5,150 7,418
Tianqi Lithium Corp., Class A 1,600 8,730
Tianqi Lithium Corp., Class H 3,000 11,661
Tianshan Aluminum Group Co. Ltd., Class A 5,100 5,324
Tingyi Cayman Islands Holding Corp. 24,000 26,605
Toly Bread Co. Ltd., Class A 6,500 5,502
Tongcheng Travel Holdings Ltd.
(a)
16,800 44,571
TongKun Group Co. Ltd., Class A
(a)
3,300 6,275
Tongling Nonferrous Metals Group Co. Ltd.,
Class A 16,100 8,982
Tongwei Co. Ltd., Class A 2,500 7,492
Topchoice Medical Corp., Class A
(a)
900 7,555
Topsports International Holdings Ltd.
(b)
36,000 25,132
Travelsky Technology Ltd., Class H 14,000 18,330
Trina Solar Co. Ltd., Class A 1,935 5,686
Trip.com Group Ltd.
(a)
7,100 349,862
Tsingtao Brewery Co. Ltd., Class A 300 3,395
Tsingtao Brewery Co. Ltd., Class H 8,000 58,047
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A
(a)
279 2,254
Uni-President China Holdings Ltd. 19,000 14,600
Unisplendour Corp. Ltd., Class A
(a)
3,500 10,126
Venustech Group, Inc., Class A 1,500 4,070
Verisilicon Microelectronics Shanghai Co. Ltd.,
Class A
(a)
159 724
Vipshop Holdings Ltd., ADR 4,851 72,959
Wanda Film Holding Co. Ltd., Class A
(a)
2,600 5,253
Wangfujing Group Co. Ltd., Class A 1,800 3,390
Wanhua Chemical Group Co. Ltd., Class A 2,300 28,299
Weibo Corp., ADR 1,188 10,241
Weichai Power Co. Ltd., Class A 8,800 21,133
Weichai Power Co. Ltd., Class H 23,000 47,346
Weihai Guangwei Composites Co. Ltd., Class A 1,600 5,756
Wens Foodstuffs Group Co. Ltd., Class A 5,600 14,832
Western Mining Co. Ltd., Class A 3,100 8,605
Western Securities Co. Ltd., Class A 6,400 6,540
Will Semiconductor Ltd., Class A 1,040 14,591
Wingtech Technology Co. Ltd., Class A
(a)
1,000 4,350
Wintime Energy Group Co. Ltd., Class A
(a)
36,200 6,749
Wuhan Guide Infrared Co. Ltd., Class A 6,200 6,002
Wuliangye Yibin Co. Ltd., Class A 2,800 58,165
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,300 10,640
Wuxi AppTec Co. Ltd., Class A 4,340 26,172
Wuxi AppTec Co. Ltd., Class H
(b)
6,200 28,102
Wuxi Biologics Cayman, Inc.
(a)(b)
48,000 84,325
Wuxi Lead Intelligent Equipment Co. Ltd.,
Class A 1,700 5,235
XCMG Construction Machinery Co. Ltd., Class A 8,000 7,766
Xiamen Faratronic Co. Ltd., Class A 300 4,081
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Xiamen Tungsten Co. Ltd., Class A 2,300 6,089
Xiaomi Corp., Class B
(a)(b)
207,200 458,843
Xinhu Zhongbao Co. Ltd., Class A 14,700 4,344
Xinjiang Daqo New Energy Co. Ltd., Class A 1,254 4,232
Xinjiang Tianshan Cement Co. Ltd., Class A 1,900 1,690
Xinyi Solar Holdings Ltd. 46,266 32,298
XPeng, Inc., Class A
(a)
14,700 59,298
Yadea Group Holdings Ltd.
(b)
16,000 30,890
Yankuang Energy Group Co. Ltd., Class A 1,500 4,785
Yankuang Energy Group Co. Ltd., Class H
(c)
30,000 65,361
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A 1,200 5,293
Yealink Network Technology Corp., Ltd., Class A 1,300 6,344
Yifeng Pharmacy Chain Co. Ltd., Class A 1,100 6,675
Yihai Kerry Arawana Holdings Co. Ltd., Class A 1,300 5,637
Yintai Gold Co. Ltd., Class A
(a)
2,800 7,161
Yongan Futures Co. Ltd., Class A 3,700 6,882
Yonghui Superstores Co. Ltd., Class A
(a)
10,600 3,557
YongXing Special Materials Technology Co.
Ltd., Class A 630 4,139
Yonyou Network Technology Co. Ltd., Class A 5,200 8,358
Youngor Fashion Co. Ltd., Class A 5,800 6,255
YSB, Inc.
(a)
3,400 3,521
YTO Express Group Co. Ltd., Class A 2,600 5,702
Yunda Holding Co. Ltd., Class A 4,500 4,878
Yunnan Aluminium Co. Ltd., Class A 2,300 4,570
Yunnan Baiyao Group Co. Ltd., Class A 1,180 9,329
Yunnan Botanee Bio-Technology Group Co.
Ltd., Class A 600 4,736
Yunnan Chihong Zinc & Germanium Co. Ltd.,
Class A 7,600 6,024
Yunnan Energy New Material Co. Ltd., Class A 1,200 6,895
Yunnan Tin Co. Ltd., Class A 2,700 6,148
Yunnan Yuntianhua Co. Ltd., Class A 2,300 6,432
Zai Lab Ltd., ADR
(a)(c)
1,209 19,102
Zangge Mining Co. Ltd., Class A 1,900 7,567
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 400 13,104
Zhaojin Mining Industry Co. Ltd., Class H 19,000 31,095
Zhejiang Century Huatong Group Co. Ltd.,
Class A
(a)
900 582
Zhejiang China Commodities City Group Co.
Ltd., Class A 6,500 7,854
Zhejiang Chint Electrics Co. Ltd., Class A 2,400 6,844
Zhejiang Dahua Technology Co. Ltd., Class A 2,500 6,211
Zhejiang Expressway Co. Ltd., Class H 22,000 14,430
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A 2,600 6,014
Zhejiang Huayou Cobalt Co. Ltd., Class A 2,050 8,065
Zhejiang Jiuzhou Pharmaceutical Co. Ltd.,
Class A 1,200 2,671
Zhejiang Juhua Co. Ltd., Class A 3,200 10,451
Zhejiang Leapmotor Technology Co. Ltd.
(a)(b)
8,200 28,465
Zhejiang Longsheng Group Co. Ltd., Class A 3,500 4,422
Zhejiang NHU Co. Ltd., Class A 2,780 7,371
Zhejiang Provincial New Energy Investment
Group Co. Ltd., Class A 6,500 6,768
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 2,900 8,774
Zhejiang Supor Co. Ltd., Class A 700 5,694
Zhejiang Weiming Environment Protection Co.
Ltd., Class A 1,900 5,772

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
China – 23.2% (continued)
Zhejiang Weixing New Building Materials Co.
Ltd., Class A 2,300 5,577
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A
(a)
7,100 6,108
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class H 5,800 9,566
Zheshang Securities Co. Ltd., Class A 5,600 8,739
Zhongan Online P&c Insurance Co. Ltd.,
Class H
(a)(b)
10,100 17,123
Zhongji Innolight Co. Ltd., Class A 600 15,437
Zhongjin Gold Corp. Ltd., Class A 5,000 9,059
Zhongsheng Group Holdings Ltd. 9,500 17,467
Zhongtai Securities Co. Ltd., Class A 9,900 9,105
Zhuzhou CRRC Times Electric Co. Ltd., Class A 3,669 24,178
Zhuzhou CRRC Times Electric Co. Ltd., Class H 800 2,884
Zijin Mining Group Co. Ltd., Class A 17,600 42,800
Zijin Mining Group Co. Ltd., Class H 74,000 163,683
Zjld Group, Inc.
(a)(b)
5,400 7,346
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A 7,200 8,461
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 27,000 20,609
ZTE Corp., Class A 3,800 15,045
ZTE Corp., Class H 1,000 2,179
ZTO Express Cayman, Inc. 4,150 88,506
ZX, Inc.
(a)
3,000 8,554
22,728,054
Colombia – 0.1%
Bancolombia SA 2,956 25,672
Ecopetrol SA 73,214 42,890
Interconexion Electrica SA ESP 4,817 22,402
90,964
Czech Republic – 0.1%
CEZ AS 2,084 77,005
Komercni Banka AS 947 34,972
111,977
Egypt – 0.1%
Commercial International Bank Egypt SAE 37,145 55,815
Greece – 0.5%
Alpha Services And Holdings SA
(a)
24,970 42,519
Eurobank Ergasias Services & Holdings SA
(a)
32,941 70,797
Hellenic Telecommunications Organization SA 2,335 35,653
Jumbo SA 1,347 42,028
Motor Oil Hellas Corinth Refineries SA 742 21,548
Mytilineos SA 1,396 57,020
National Bank of Greece SA
(a)
6,831 55,219
OPAP SA 2,641 44,081
Piraeus Financial Holdings SA
(a)
8,225 33,200
Public Power Corp. SA
(a)
2,628 31,584
Star Bulk Carriers Corp. 893 21,718
Terna Energy SA 787 15,349
470,716
Hong Kong – 1.0%
Beijing Enterprises Holdings Ltd. 6,500 20,860
Beijing Enterprises Water Group Ltd.
(c)
64,000 16,202
BOC Hong Kong Holdings Ltd. 39,500 121,967
C&D International Investment Group Ltd. 6,000 11,983
China Everbright Environment Group Ltd. 55,000 22,433
China Jinmao Holdings Group Ltd. 140,000 11,993
China Medical System Holdings Ltd. 17,000 15,237
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Hong Kong – 1.0% (continued)
China Merchants Port Holdings Co. Ltd. 16,000 21,194
China Overseas Land & Investment Ltd. 56,500 105,325
China Overseas Property Holdings Ltd. 20,000 12,249
China Power International Development Ltd. 63,000 25,454
China Resources Beer Holdings Co. Ltd. 20,000 92,057
China Resources Building Materials
Technology Holdings Ltd. 50,000 8,503
China Resources Gas Group Ltd. 11,500 36,391
China Resources Land Ltd. 36,000 130,952
China Resources Power Holdings Co. Ltd. 20,000 49,864
China Ruyi Holdings Ltd.
(a)
88,000 22,165
China State Construction International
Holdings Ltd. 24,000 25,408
China Taiping Insurance Holdings Co. Ltd. 21,200 19,516
Far East Horizon Ltd. 19,000 14,139
Guangdong Investment Ltd. 34,000 17,823
Kunlun Energy Co. Ltd. 50,000 48,778
Orient Overseas International Ltd. 1,500 21,921
Shandong Hi-Speed Holdings Group Ltd.
(a)
41,000 37,324
Want Want China Holdings Ltd. 58,000 33,148
Yuexiu Property Co. Ltd. 22,000 13,220
956,106
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 6,279 51,701
OTP Bank NYRT 3,046 151,650
Richter Gedeon NYRT 1,740 44,457
247,808
India – 19.3%
ABB India Ltd. 612 47,976
ACC Ltd. 904 27,431
Adani Energy Solutions Ltd.
(a)
3,525 45,002
Adani Enterprises Ltd. 4,058 148,568
Adani Green Energy Ltd.
(a)
3,998 86,138
Adani Ports & Special Economic Zone Ltd. 9,799 155,600
Adani Power Ltd.
(a)
12,620 92,635
Adani Total Gas Ltd. 2,925 32,571
Adani Wilmar Ltd.
(a)
2,203 9,442
Aditya Birla Capital Ltd.
(a)
6,485 17,985
Alkem Laboratories Ltd. 383 22,185
Ambuja Cements Ltd. 8,259 61,361
APL Apollo Tubes Ltd. 2,145 40,034
Apollo Hospitals Enterprise Ltd. 1,271 90,593
Ashok Leyland Ltd. 18,220 42,069
Asian Paints Ltd. 5,354 184,543
Astral Ltd. 1,528 38,790
AU Small Finance Bank Ltd.
(b)
5,929 45,024
Aurobindo Pharma Ltd. 3,607 49,867
Avenue Supermarts Ltd.
(a)(b)
1,901 104,892
Axis Bank Ltd. 30,083 420,366
Bajaj Auto Ltd. 926 98,815
Bajaj Finance Ltd. 3,497 290,182
Bajaj Finserv Ltd. 5,139 99,471
Bajaj Holdings & Investment Ltd. 353 34,338
Balkrishna Industries Ltd. 976 28,424
Bandhan Bank Ltd.
(b)
10,217 23,058
Bank of Baroda 12,325 41,583
Bank of India 9,310 17,306
Berger Paints India Ltd. 3,094 18,858
Bharat Electronics Ltd. 49,450 138,536
Bharat Forge Ltd. 3,241 49,379
Bharat Heavy Electricals Ltd. 16,355 55,218

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
India – 19.3% (continued)
Bharat Petroleum Corp. Ltd. 11,458 83,405
Bharti Airtel Ltd. 31,732 502,890
Biocon Ltd. 6,415 22,954
Bosch Ltd. 104 36,591
Britannia Industries Ltd. 1,539 88,093
Canara Bank 4,472 33,335
CG Power & Industrial Solutions Ltd. 8,034 53,339
Cholamandalam Investment & Finance Co. Ltd. 5,384 77,002
Cipla Ltd. 7,146 119,905
Coal India Ltd. 27,946 152,163
Colgate-Palmolive India Ltd. 1,733 58,673
Container Corp. of India Ltd. 3,458 42,605
Cummins India Ltd. 1,718 67,443
Dabur India Ltd. 7,373 44,868
Dalmia Bharat Ltd. 1,020 22,471
Deepak Nitrite Ltd. 987 28,752
Delhivery Ltd.
(a)
3,603 19,389
Divi's Laboratories Ltd. 1,563 74,976
DLF Ltd. 9,110 97,377
Dr. Reddy's Laboratories Ltd. 1,542 114,663
Eicher Motors Ltd. 1,818 100,173
Embassy Office Parks REIT
(d)
7,540 32,504
FSN E-Commerce Ventures Ltd.
(a)
13,834 29,306
Gail India Ltd. 34,445 86,323
General Insurance Corp. of India
(b)
2,777 11,513
Gland Pharma Ltd.
(a)(b)
805 16,510
Godrej Consumer Products Ltd. 5,240 76,588
Godrej Properties Ltd.
(a)
1,401 44,457
Grasim Industries Ltd. 4,347 125,646
Gujarat Fluorochemicals Ltd. 457 19,848
Gujarat Gas Ltd. 2,329 15,258
Havells India Ltd. 2,996 59,750
HCL Technologies Ltd. 13,955 228,569
HDFC Asset Management Co. Ltd.
(b)
988 46,118
HDFC Bank Ltd. 36,232 660,100
HDFC Life Insurance Co. Ltd.
(b)
12,240 85,621
Hero Motocorp Ltd. 1,648 89,733
Hindalco Industries Ltd. 18,687 144,325
Hindustan Aeronautics Ltd. 2,221 104,862
Hindustan Petroleum Corp. Ltd. 8,288 49,210
Hindustan Unilever Ltd. 11,695 312,635
Honeywell Automation India Ltd. 28 15,148
ICICI Bank Ltd. 67,011 923,932
ICICI Lombard General Insurance Co. Ltd.
(b)
3,127 64,111
ICICI Prudential Life Insurance Co. Ltd.
(b)
4,024 27,630
IDFC First Bank Ltd.
(a)
36,821 36,253
Indian Bank 2,806 18,438
Indian Hotels Co. Ltd., Class A 10,741 74,247
Indian Oil Corp. Ltd. 51,661 104,546
Indian Railway Catering & Tourism Corp. Ltd. 3,849 47,919
Indian Railway Finance Corp. Ltd.
(b)
22,730 42,839
Indraprastha Gas Ltd. 4,601 25,874
Indus Towers Ltd.
(a)
10,959 46,602
Indusind Bank Ltd. 7,796 141,622
Info Edge India Ltd. 962 69,798
Infosys Ltd. 46,577 793,000
InterGlobe Aviation Ltd.
(a)(b)
1,396 66,629
ITC Ltd. 39,906 208,363
Jindal Stainless Ltd. 3,763 31,884
Jindal Steel & Power Ltd. 5,146 57,337
Jio Financial Services Ltd.
(a)
43,267 195,498
JSW Energy Ltd. 4,762 35,931
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
India – 19.3% (continued)
JSW Steel Ltd. 12,473 131,881
Jubilant Foodworks Ltd. 5,211 28,929
Kotak Mahindra Bank Ltd. 13,808 268,750
L&T Technology Services Ltd.
(b)
346 19,242
Larsen & Toubro Ltd. 8,866 381,933
Life Insurance Corp. of India 3,018 35,385
Linde India Ltd. 243 24,044
LTIMindtree Ltd.
(b)
1,218 68,704
Lupin Ltd. 2,989 58,962
Macrotech Developers Ltd.
(b)
2,967 44,045
Mahindra & Mahindra Financial Services Ltd. 7,487 23,434
Mahindra & Mahindra Ltd. 11,615 300,181
Mankind Pharma Ltd.
(a)
430 12,185
Marico Ltd. 6,017 37,356
Maruti Suzuki India Ltd. 1,754 269,450
Max Financial Services Ltd.
(a)
2,839 34,397
Max Healthcare Institute Ltd. 9,357 94,236
Mazagon Dock Shipbuilders Ltd. 369 10,388
Mphasis Ltd. 1,107 30,713
MRF Ltd. 26 41,451
Muthoot Finance Ltd. 1,206 24,871
Nestle India Ltd. 4,780 143,647
NHPC Ltd. 32,095 37,005
NMDC Ltd. 14,491 44,184
NTPC Ltd. 63,569 276,717
Oberoi Realty Ltd. 1,243 22,098
Oil & Natural Gas Corp. Ltd. 51,129 173,328
One 97 Communications Ltd.
(a)
3,739 16,688
Oracle Financial Services Software Ltd. 242 22,039
Page Industries Ltd. 66 27,515
Patanjali Foods Ltd. 875 15,843
PB Fintech Ltd.
(a)
3,112 47,178
Persistent Systems Ltd. 1,280 51,678
Petronet LNG Ltd. 9,370 34,875
PI Industries Ltd. 1,057 46,291
Pidilite Industries Ltd. 2,030 74,182
Polycab India Ltd. 551 37,421
Power Finance Corp. Ltd. 18,276 96,718
Power Grid Corp. of India Ltd. 60,589 219,195
Procter & Gamble Hygiene & Health Care Ltd. 121 23,450
Punjab National Bank 27,009 45,659
Rail Vikas Nigam Ltd. 7,232 24,824
Rec Ltd. 15,801 96,043
Reliance Industries Ltd. 44,279 1,557,052
Samvardhana Motherson International Ltd. 26,473 41,628
SBI Cards & Payment Services Ltd. 3,105 27,103
SBI Life Insurance Co. Ltd.
(b)
6,156 105,990
Schaeffler India Ltd. 494 21,846
Shree Cement Ltd. 111 32,520
Shriram Finance Ltd. 3,062 93,644
Siemens Ltd. 1,211 84,787
Solar Industries India Ltd. 295 31,708
Sona BLW Precision Forgings Ltd.
(b)
3,539 26,525
SRF Ltd. 1,849 58,084
State Bank of India 23,812 235,805
Steel Authority of India Ltd. 19,131 37,649
Sun Pharmaceutical Industries Ltd. 14,199 255,624
Supreme Industries Ltd. 745 45,199
Suzlon Energy Ltd.
(a)
127,471 63,555
Tata Communications Ltd. 1,451 30,083
Tata Consultancy Services Ltd. 12,993 594,966
Tata Consumer Products Ltd. 7,995 106,204

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
India – 19.3% (continued)
Tata Elxsi Ltd. 444 37,526
Tata Motors Ltd. 23,568 284,699
Tata Motors Ltd., Class A 5,911 48,334
Tata Power Co. Ltd. (The) 22,002 118,467
Tata Steel Ltd. 104,019 205,704
Tech Mahindra Ltd. 8,159 123,554
Thermax Ltd. 439 24,569
Titan Co. Ltd. 5,024 216,122
Torrent Pharmaceuticals Ltd. 1,112 35,219
Trent Ltd. 2,298 121,457
Tube Investments of India Ltd. 1,282 57,505
TVS Motor Co. Ltd. 2,788 68,834
UltraTech Cement Ltd. 1,539 183,933
Union Bank of India Ltd. 18,535 34,255
United Breweries Ltd. 691 16,877
United Spirits Ltd. 3,916 55,241
UPL Ltd. 7,079 43,028
Varun Beverages Ltd. 6,200 109,935
Vedant Fashions Ltd. 390 4,457
Vedanta Ltd. 12,693 60,524
Vodafone Idea Ltd.
(a)
104,194 16,484
Voltas Ltd. 2,956 52,248
Wipro Ltd. 18,160 100,642
Yes Bank Ltd.
(a)
162,543 50,943
Zomato Ltd.
(a)
50,163 116,124
Zydus Lifesciences Ltd. 3,135 35,828
18,955,380
Indonesia – 1.8%
Adaro Energy Indonesia Tbk PT 134,700 22,450
Adaro Minerals Indonesia Tbk PT
(a)
89,900 7,436
Amman Mineral Internasional PT
(a)
176,100 105,054
Aneka Tambang Tbk 118,400 11,942
Astra International Tbk PT 262,900 83,268
Bank Central Asia Tbk PT 670,000 403,813
Bank Mandiri (Persero) Tbk PT 492,200 208,867
Bank Negara Indonesia (Persero) Tbk PT 197,300 63,704
Bank Rakyat Indonesia (Persero) Tbk PT 925,900 281,301
Barito Pacific Tbk PT 365,348 22,919
Chandra Asri Petrochemical Tbk PT 96,000 44,723
Charoen Pokphand Indonesia Tbk PT 104,200 31,721
Dayamitra Telekomunikasi PT 300,200 10,524
Elang Mahkota Teknologi Tbk PT 228,900 5,434
Goto Gojek Tokopedia Tbk PT, Class A
(a)
9,627,600 37,303
Gudang Garam Tbk PT 6,900 7,734
Indah Kiat Pulp & Paper Tbk PT 34,600 19,949
Indocement Tunggal Prakarsa Tbk PT 22,700 10,820
Indofood CBP Sukses Makmur Tbk PT 22,500 15,048
Indofood Sukses Makmur Tbk PT 30,900 11,877
Indosat Tbk PT 16,600 11,230
Kalbe Farma Tbk PT 189,000 16,912
Mayora Indah Tbk PT 42,700 6,303
Merdeka Battery Materials Tbk PT
(a)
152,600 5,162
Merdeka Copper Gold Tbk PT
(a)
168,800 27,303
Pantai Indah Kapuk Dua Tbk PT
(a)
20,100 6,094
Sarana Menara Nusantara Tbk PT 261,400 12,941
Semen Indonesia Persero Tbk PT 46,500 13,355
Sumber Alfaria Trijaya Tbk PT 238,600 42,995
Telekomunikasi Indonesia (Persero) Tbk PT 604,800 117,910
Tower Bersama Infrastructure Tbk PT 23,900 2,903
Trimegah Bangun Persada Tbk PT 136,200 8,125
Unilever Indonesia Tbk PT 83,300 13,422
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Indonesia – 1.8% (continued)
United Tractors Tbk PT 17,800 27,176
Vale Indonesia Tbk PT 12,500 3,267
1,720,985
Ireland – 1.1%
PDD Holdings, Inc., ADR
(a)
8,425 1,054,641
Kuwait – 0.8%
Agility Public Warehousing Co. KSCP 18,003 18,471
Boubyan Bank KSCP 12,524 23,950
Gulf Bank KSCP 34,404 28,819
Kuwait Finance House KSCP 145,715 340,633
Mabanee Co. KPSC 10,410 26,633
Mobile Telecommunications Co. KSCP 25,761 40,816
National Bank of Kuwait SAKP 100,664 282,709
762,031
Luxembourg – 0.0%
Reinet Investments SCA 1,827 42,904
Malaysia – 1.3%
Ammb Holdings BHD 27,200 23,937
Axiata Group BHD 44,000 26,091
Celcomdigi BHD 37,000 32,174
CIMB Group Holdings BHD 85,629 118,598
Dialog Group BHD 52,000 26,259
Gamuda BHD 25,541 28,417
Genting BHD 30,300 28,697
Genting Malaysia BHD 41,200 22,791
Hong Leong Bank BHD 5,600 22,646
IHH Healthcare BHD 28,100 37,270
Inari Amertron BHD 39,400 25,510
IOI Corp. BHD 33,900 28,910
Kuala Lumpur Kepong BHD 6,000 29,092
Malayan Banking BHD 62,199 126,809
Malaysia Airports Holdings BHD 12,400 25,982
Maxis BHD 27,100 20,840
MISC BHD 16,300 27,187
Mr DIY Group M BHD
(b)
25,450 8,319
Nestle Malaysia BHD 700 18,657
Petronas Chemicals Group BHD 25,000 35,516
Petronas Dagangan BHD 3,600 16,369
Petronas Gas BHD 9,000 33,944
PPB Group BHD 7,700 25,395
Press Metal Aluminium Holdings BHD 44,000 49,509
Public Bank BHD 156,800 135,362
Ql Resources BHD 16,300 21,927
RHB Bank BHD 32,417 37,358
Sime Darby BHD 40,300 23,644
Sime Darby Plantation BHD 27,100 25,382
Telekom Malaysia BHD 34,200 44,358
Tenaga Nasional BHD 44,900 112,520
Time Dotcom BHD 11,700 12,650
YTL Corp. BHD 38,300 24,878
YTL Power International BHD 24,900 24,000
1,300,998
Mexico – 2.7%
ALFA SAB de CV, Class A 64,331 47,346
America Movil SAB de CV, Series B 423,485 405,627
Arca Continental SAB de CV 6,207 60,713
Becle SAB de CV 23,291 47,584
Cemex SAB de CV
(a)
196,262 156,079

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Mexico – 2.7% (continued)
Coca-Cola Femsa SAB de CV 6,733 67,016
El Puerto de Liverpool SAB de CV, Series C1 2,086 16,769
Fibra Uno Administracion SA de CV
(d)
38,587 55,530
Fomento Economico Mexicano SAB de CV 28,170 333,110
Gruma SAB de CV, Class B 2,306 45,476
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 4,603 84,547
Grupo Aeroportuario del Sureste SAB de CV,
Class B 2,147 74,333
Grupo Bimbo SAB de CV, Series A 17,625 74,085
Grupo Carso SAB de CV, Series A1 6,511 51,206
Grupo Comercial Chedraui SA de CV 5,705 42,235
Grupo Elektra SAB de CV 696 45,138
Grupo Financiero Banorte SAB de CV, Class O 36,674 365,739
Grupo Financiero Inbursa SAB de CV, Class O
(a)
24,837 68,818
Grupo Mexico SAB de CV, Series B 41,661 258,839
Industrias Penoles SAB de CV
(a)
2,488 35,786
Kimberly-Clark de Mexico SAB de CV, Class A 22,807 47,867
Orbia Advance Corp. SAB de CV 13,416 22,078
Wal-Mart de Mexico SAB de CV 64,964 243,446
2,649,367
Philippines – 0.6%
ACEN Corp. 128,900 9,260
Ayala Corp. 2,960 31,512
Ayala Land, Inc. 76,800 38,222
Bank of The Philippine Islands 28,422 62,730
BDO Unibank, Inc. 28,014 71,867
International Container Terminal Services, Inc. 10,290 58,959
JG Summit Holdings, Inc. 29,822 17,423
Jollibee Foods Corp. 7,410 30,195
Manila Electric Co. 4,440 28,361
Metropolitan Bank & Trust Co. 26,710 32,365
PLDT, Inc. 1,045 24,240
SM Investments Corp. 6,195 101,876
SM Prime Holdings, Inc. 138,900 67,204
Universal Robina Corp. 13,120 23,438
597,652
Qatar – 0.8%
Commercial Bank PSQC (The) 43,554 49,679
Dukhan Bank 22,696 24,005
Industries Qatar QSC 26,088 87,772
Masraf Al Rayan QSC 81,546 56,260
Mesaieed Petrochemical Holding Co. 44,348 23,374
Ooredoo QPSC 10,990 30,154
Qatar Electricity & Water Co. QSC 6,256 26,203
Qatar Fuel QSC 7,920 31,454
Qatar Gas Transport Co. Ltd. 45,579 50,060
Qatar International Islamic Bank QSC 13,795 38,115
Qatar Islamic Bank SAQ 21,509 108,106
Qatar National Bank QPSC 56,998 217,128
742,310
Russia – 0.0%
Alrosa PJSC
(e)
11,270 0
Gazprom PJSC
(a),(e)
67,050 0
GMK Norilskiy Nickel PAO
(e)
34,100 0
LUKOIL PJSC
(e)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(a),(e)
5,210 0
Novatek PJSC
(e)
5,535 0
Novolipetsk Steel PJSC
(a),(e)
6,530 0
Phosagro PJSC
(e)
229 0
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Russia – 0.0% (continued)
PIK-Spetsializirovannyy Zastroyshchik
PAO
(a),(e)
401 0
Polyus PJSC
(a),(e)
181 0
Rosneft Oil Co. PJSC
(e)
13,131 0
Sberbank of Russia PJSC
(e)
59,440 0
Severstal PAO
(a),(e)
859 0
Surgutneftegas PJSC
(e)
45,300 0
Tatneft PJSC
(e)
7,934 0
United Co. RUSAL International PJSC, Class A
(a),(e)
10,710 0
VTB Bank PJSC
(a),(e)
21,230,000 0
0
Saudi Arabia – 4.0%
ACWA Power Co. 1,777 189,516
Ades Holding Co.
(a)
4,984 26,551
Advanced Petrochemical Co. 2,005 22,827
Al Rajhi Bank 25,261 538,142
Alinma Bank 15,953 141,853
Almarai Co. JSC 3,369 51,021
Arab National Bank 8,667 71,405
Arabian Internet & Communications Services
Co. 339 31,454
Bank Albilad 7,698 73,273
Banque Saudi Fransi 7,633 74,588
Bupa Arabia For Cooperative Insurance Co. 967 62,188
Company For Cooperative Insurance (The) 955 37,939
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,124 93,082
Elm Co. 349 85,105
Etihad Etisalat Co. 4,894 67,853
Jarir Marketing Co. 8,089 29,202
Mouwasat Medical Services Co. 1,259 45,115
Nahdi Medical Co. 554 20,413
Rabigh Refining & Petrochemical Co.
(a)
5,999 12,060
Riyad Bank 18,978 140,162
SABIC Agri-Nutrients Co. 2,808 86,697
Sahara International Petrochemical Co. 3,715 33,974
Saudi Arabian Mining Co.
(a)
15,511 209,262
Saudi Arabian Oil Co.
(b)
57,309 459,927
Saudi Aramco Base Oil Co. 676 27,324
Saudi Awwal Bank 13,011 141,537
Saudi Basic Industries Corp. 11,624 261,886
Saudi Electricity Co. 9,217 45,758
Saudi Industrial Investment Group 4,968 30,757
Saudi Kayan Petrochemical Co.
(a)
10,007 25,000
Saudi National Bank (The) 38,357 384,531
Saudi Tadawul Group Holding Co. 632 44,620
Saudi Telecom Co. 23,731 238,221
Savola Group (The) 3,417 46,008
Yanbu National Petrochemical Co. 4,019 41,523
3,890,774
Singapore – 0.0%
BOC Aviation Ltd.
(b)
3,000 23,973
South Africa – 2.4%
ABSA Group Ltd. 9,082 70,137
African Rainbow Minerals Ltd. 1,747 18,201
Anglo American Platinum Ltd. 471 16,547
Aspen Pharmacare Holdings Ltd. 4,836 57,581
Bid Corp. Ltd. 4,423 101,344
Bidvest Group Ltd. (The) 4,579 59,862
Capitec Bank Holdings Ltd. 1,268 156,709

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
South Africa – 2.4% (continued)
Clicks Group Ltd. 3,285 50,844
Discovery Ltd. 7,494 47,839
Exxaro Resources Ltd. 3,177 30,531
FirstRand Ltd. 65,482 226,528
Gold Fields Ltd. 11,571 190,867
Impala Platinum Holdings Ltd. 8,892 40,004
Investec Ltd. 2,915 18,565
Kumba Iron Ore Ltd. 719 17,694
MTN Group Ltd. 20,662 99,363
Multichoice Group
(a)
4,947 31,632
Naspers Ltd., Class N 2,343 448,727
Nedbank Group Ltd. 4,919 59,739
Northam Platinum Holdings Ltd. 4,712 31,303
Old Mutual Ltd. 68,784 40,243
Outsurance Group Ltd. 11,922 25,679
Pepkor Holdings Ltd.
(b)
23,647 22,422
Remgro Ltd. 7,081 46,206
Sanlam Ltd. 23,017 83,144
Sasol Ltd. 7,343 51,951
Shoprite Holdings Ltd. 6,224 83,188
Sibanye Stillwater Ltd. 32,951 38,084
Standard Bank Group Ltd. 17,407 163,658
Vodacom Group Ltd. 6,370 30,589
Woolworths Holdings Ltd. 12,004 38,334
2,397,515
South Korea – 11.6%
Alteogen, Inc.
(a)
474 60,669
Amorepacific Corp. 361 44,273
Amorepacific Group 383 9,325
BGF Retail Co. Ltd. 106 10,055
BNK Financial Group, Inc. 5,044 30,619
Celltrion Pharm, Inc.
(a)
259 18,009
Celltrion, Inc. 1,954 267,206
Cheil Worldwide, Inc. 972 13,306
Chunbo Co. Ltd.
(a)
96 5,397
CJ Cheiljedang Corp. 106 25,846
CJ Corp. 172 15,892
CJ ENM Co. Ltd.
(a)
166 9,128
CJ Logistics Corp. 139 12,330
Cosmo AM&T Co. Ltd.
(a)
299 32,840
Coway Co. Ltd. 769 30,991
CS Wind Corp. 343 13,029
Daewoo Engineering & Construction Co. Ltd.
(a)
3,535 9,809
DB Hitek Co. Ltd. 485 14,528
DB Insurance Co. Ltd. 566 39,846
DL E&C Co. Ltd. 388 10,499
Doosan Bobcat, Inc. 675 25,494
Doosan Co. Ltd. 115 12,672
Doosan Enerbility Co. Ltd.
(a)
4,935 59,987
Doosan Fuel Cell Co. Ltd.
(a)
795 11,464
Doosan Robotics, Inc.
(a)
263 13,701
Ecopro BM Co. Ltd.
(a)
605 104,401
Ecopro Co. Ltd.
(a)
1,265 97,202
Ecopro Materials Co. Ltd.
(a)
325 27,607
E-Mart, Inc. 262 12,075
F&F Co. Ltd. 218 10,394
Fila Holdings Corp. 601 17,829
Green Cross Corp. 134 11,082
GS Engineering & Construction Corp.
(a)
1,015 12,103
GS Holdings Corp. 583 18,940
GS Retail Co. Ltd. 552 7,960
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
South Korea – 11.6% (continued)
Hana Financial Group, Inc. 3,428 145,593
Hanjin Kal Corp. 339 14,668
Hankook Tire & Technology Co. Ltd. 901 38,528
Hanmi Pharm Co. Ltd. 87 19,923
Hanmi Science Co. Ltd. 304 7,478
Hanmi Semiconductor Co. Ltd. 554 54,113
Hanon Systems 2,335 9,427
Hansol Chemical Co. Ltd. 147 20,613
Hanssem Co. Ltd. 130 5,324
Hanwha Aerospace Co. Ltd. 423 64,731
Hanwha Corp. 541 10,706
Hanwha Life Insurance Co. Ltd. 3,938 8,405
Hanwha Ocean Co. Ltd.
(a)
1,760 40,813
Hanwha Solutions Corp. 1,184 21,931
Hanwha Systems Co. Ltd. 747 10,637
HD Hyundai Co. Ltd. 567 27,651
HD Hyundai Heavy Industries Co. Ltd.
(a)
240 23,911
HD Hyundai Infracore Co. Ltd. 1,723 10,372
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(a)
586 55,755
Hite Jinro Co. Ltd. 433 6,595
HL Mando Co. Ltd. 493 14,054
HLB, Inc.
(a)
1,546 124,387
HMM Co. Ltd. 3,639 41,732
Hotel Shilla Co. Ltd. 412 17,767
Hugel, Inc.
(a)
86 13,160
HYBE Co. Ltd. 227 33,177
Hyosung Advanced Materials Corp. 36 9,572
Hyosung TNC Corp. 32 8,520
Hyundai Autoever Corp. 99 11,031
Hyundai Department Store Co. Ltd. 185 7,041
Hyundai Elevator Co. Ltd. 280 8,205
Hyundai Engineering & Construction Co. Ltd. 1,035 26,547
Hyundai Glovis Co. Ltd. 202 26,600
Hyundai Marine & Fire Insurance Co. Ltd. 780 17,664
Hyundai Mipo Dockyard Co. Ltd.
(a)
308 16,736
Hyundai Mobis Co. Ltd. 821 135,734
Hyundai Motor Co. 1,729 314,000
Hyundai Rotem Co. Ltd. 969 26,151
Hyundai Steel Co. 1,165 27,268
Industrial Bank of Korea 3,961 39,980
JYP Entertainment Corp. 362 17,470
Kakao Corp. 3,930 138,194
Kakao Games Corp.
(a)
909 14,338
KakaoBank Corp. 2,740 49,761
KakaoPay Corp.
(a)
390 9,961
Kangwon Land, Inc. 947 10,518
KB Financial Group, Inc. 4,766 260,697
KCC Corp. 59 10,758
Kepco Engineering & Construction Co., Inc. 195 9,270
Kepco Plant Service & Engineering Co. Ltd. 294 7,498
KIA Corp. 3,252 277,647
Kiwoom Securities Co. Ltd. 203 19,447
Korea Aerospace Industries Ltd. 886 33,207
Korea Electric Power Corp.
(a)
2,714 41,532
Korea Gas Corp.
(a)
420 8,387
Korea Investment Holdings Co. Ltd. 574 27,992
Korea Zinc Co. Ltd. 117 39,237
Korean Air Lines Co. Ltd. 1,823 27,633
Krafton, Inc.
(a)
368 63,770
KT Corp. 751 18,801
KT&G Corp. 1,143 73,934

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
South Korea – 11.6% (continued)
Kum Yang Co. Ltd.
(a)
386 26,281
Kumho Petrochemical Co. Ltd. 246 24,598
L&F Co. Ltd.
(a)
306 36,288
Leeno Industrial, Inc. 142 25,788
LG Chem Ltd. 624 181,723
LG Corp. 1,128 64,802
LG Display Co. Ltd.
(a)
4,213 32,129
LG Electronics, Inc. 1,383 92,960
LG Energy Solution
(a)
516 145,231
LG H&H Co. Ltd. 126 38,290
LG Innotek Co. Ltd. 142 22,809
LG Uplus Corp. 551 3,927
Lotte Chemical Corp. 248 19,290
Lotte Corp. 392 7,856
Lotte Energy Materials Corp. 386 12,707
Lotte Shopping Co. Ltd. 153 7,716
LS Corp. 228 22,782
Meritz Financial Group, Inc. 1,376 79,050
Mirae Asset Securities Co. Ltd. 3,228 17,727
NAVER Corp. 1,779 237,354
NCSoft Corp. 189 24,081
Netmarble Corp.
(a)(b)
361 14,601
NH Investment & Securities Co. Ltd. 545 4,925
Nongshim Co. Ltd. 40 11,519
OCI Holdings Co. Ltd. 168 11,535
Orion Corp. 291 19,560
Pan Ocean Co. Ltd. 3,426 10,188
Pearl Abyss Corp.
(a)
410 9,508
POSCO DX Co. Ltd. 669 19,725
POSCO Future M Co. Ltd. 373 76,511
POSCO Holdings, Inc. 935 273,985
POSCO International Corp. 671 22,478
S-1 Corp. 257 11,120
Samsung Biologics Co. Ltd.
(a)(b)
225 127,143
Samsung C&T Corp. 964 104,693
Samsung Card Co. Ltd. 209 5,913
Samsung Electro-Mechanics Co. Ltd. 691 77,944
Samsung Electronics Co. Ltd. 63,232 3,545,677
Samsung Engineering Co. Ltd.
(a)
2,051 39,251
Samsung Fire & Marine Insurance Co. Ltd. 418 93,756
Samsung Heavy Industries Co. Ltd.
(a)
8,506 58,159
Samsung Life Insurance Co. Ltd. 989 62,613
Samsung SDI Co. Ltd. 681 213,844
Samsung SDS Co. Ltd. 506 58,614
Samsung Securities Co. Ltd. 815 22,467
SD Biosensor, Inc.
(a)
742 5,659
Shinhan Financial Group Co. Ltd. 5,718 193,000
Shinsegae, Inc. 101 12,153
SK Biopharmaceuticals Co. Ltd.
(a)
394 24,972
SK Bioscience Co. Ltd.
(a)
391 16,578
SK Chemicals Co. Ltd. 234 10,243
SK Hynix, Inc. 6,973 878,878
SK IE Technology Co. Ltd.
(a)(b)
379 16,206
SK Innovation Co. Ltd.
(a)
724 58,199
SK Networks Co. Ltd. 1,395 5,097
SK Square Co. Ltd.
(a)
1,285 71,125
SK Telecom Co. Ltd. 1,378 51,148
SK, Inc. 380 45,641
SKC Co. Ltd.
(a)
268 21,407
S-Oil Corp. 471 24,775
Soulbrain Co. Ltd. 61 13,329
Studio Dragon Corp.
(a)
198 6,110
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
South Korea – 11.6% (continued)
Wemade Co. Ltd.
(a)
254 8,693
Wonik IPS Co. Ltd.
(a)
515 13,955
Woori Financial Group, Inc. 8,635 88,905
Yuhan Corp. 736 38,555
11,416,806
Taiwan – 17.3%
Accton Technology Corp. 7,000 99,211
Acer, Inc. 38,000 52,690
Advantech Co. Ltd. 5,928 69,180
Airtac International Group 2,046 72,887
Alchip Technologies Ltd. 1,000 95,817
ASE Technology Holding Co. Ltd. 50,000 227,259
Asia Cement Corp. 30,000 40,262
Asia Vital Components Co. Ltd. 4,000 80,339
Aspeed Technology, Inc. 1,000 94,742
Asustek Computer, Inc. 9,000 118,850
AUO Corp. 68,600 38,554
Catcher Technology Co. Ltd. 9,000 60,254
Cathay Financial Holding Co. Ltd. 148,836 230,828
Chailease Holding Co. Ltd. 18,506 98,037
Chang Hwa Commercial Bank Ltd. 51,264 28,732
Cheng Shin Rubber Industry Co. Ltd. 28,000 40,544
Chicony Electronics Co. Ltd. 8,000 49,751
China Airlines Ltd. 38,000 24,449
China Development Financial Holding Corp.
(a)
195,000 81,744
China Steel Corp. 135,000 103,027
Chroma ATE, Inc. 5,000 40,922
Chunghwa Telecom Co. Ltd. 50,000 190,406
Compal Electronics, Inc. 51,000 56,071
CTBC Financial Holding Co. Ltd. 245,000 256,572
Delta Electronics, Inc. 25,000 246,069
E Ink Holdings, Inc. 12,000 77,391
E.Sun Financial Holding Co. Ltd. 193,714 163,005
Eclat Textile Co. Ltd. 3,000 47,448
Elite Material Co. Ltd. 4,000 50,611
ememory Technology, Inc. 1,000 68,331
Eva Airways Corp. 37,000 40,395
Evergreen Marine Corp. Taiwan Ltd. 12,600 73,328
Far Eastern New Century Corp. 31,000 30,941
Far EasTone Telecommunications Co. Ltd. 22,000 54,591
Feng TAY Enterprise Co. Ltd. 8,512 42,348
First Financial Holding Co. Ltd. 126,478 106,233
Formosa Chemicals & Fibre Corp. 55,000 93,744
Formosa Petrochemical Corp. 18,000 39,912
Formosa Plastics Corp. 66,000 138,843
Formosa Sumco Technology Corp. 2,000 10,841
Foxconn Technology Co. Ltd. 14,000 26,485
Fubon Financial Holding Co. Ltd. 110,935 235,416
Giant Manufacturing Co. Ltd. 5,000 33,551
Gigabyte Technology Co. Ltd. 7,000 64,277
Global Unichip Corp. 1,000 42,074
Globalwafers Co. Ltd. 3,000 48,093
Gold Circuit Electronics Ltd. 4,000 24,200
Highwealth Construction Corp. 28,000 38,093
Hiwin Technologies Corp. 4,000 28,438
Hon Hai Precision Industry Co. Ltd. 156,000 747,374
Hotai Motor Co. Ltd. 4,120 78,447
Hua Nan Financial Holdings Co. Ltd. 123,139 89,437
Innolux Corp. 111,000 48,577
Inventec Corp. 41,000 66,860
Largan Precision Co. Ltd. 1,152 77,302

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Taiwan – 17.3% (continued)
Lite-On Technology Corp. 30,000 92,132
Lotes Co. Ltd. 1,000 44,223
Macronix International Co. Ltd. 26,000 22,038
MediaTek, Inc. 19,000 578,834
Mega Financial Holding Co. Ltd. 152,899 187,825
Merida Industry Co. Ltd. 3,000 21,651
Micro-Star International Co. Ltd. 9,000 44,085
Momo.com, Inc. 1,100 14,932
Nan Ya Plastics Corp. 69,000 120,149
Nan Ya Printed Circuit Board Corp. 3,000 17,229
Nanya Technology Corp. 16,000 32,480
Nien Made Enterprise Co. Ltd. 3,000 35,102
Novatek Microelectronics Corp. 8,000 151,833
Oneness Biotech Co. Ltd. 4,000 19,471
Pegatron Corp. 26,000 78,011
PharmaEssentia Corp.
(a)
3,000 27,041
Phison Electronics Corp. 2,000 43,179
Polaris Group
(a)
4,000 8,366
Pou Chen Corp. 30,000 33,306
Powerchip Semiconductor Manufacturing
Corp.
(a)
44,000 30,876
Powertech Technology, Inc. 7,000 37,513
President Chain Store Corp. 6,000 50,488
Quanta Computer, Inc. 31,000 247,528
Realtek Semiconductor Corp. 6,000 95,449
Ruentex Development Co. Ltd. 26,000 30,701
Ruentex Industries Ltd. 10,000 18,488
Shanghai Commercial & Savings Bank Ltd.
(The) 54,686 78,010
Shin Kong Financial Holding Co. Ltd.
(a)
182,000 48,236
Sino-American Silicon Products, Inc. 7,000 42,028
SinoPac Financial Holdings Co. Ltd. 141,094 95,111
Synnex Technology International Corp. 15,000 36,761
TA Chen Stainless Pipe 27,000 30,514
Taishin Financial Holding Co. Ltd. 180,216 99,345
Taiwan Business Bank 81,000 42,164
Taiwan Cement Corp. 95,117 93,621
Taiwan Cooperative Financial Holding Co. Ltd. 131,974 106,189
Taiwan Fertilizer Co. Ltd. 10,000 20,085
Taiwan High Speed Rail Corp. 26,000 23,874
Taiwan Mobile Co. Ltd. 22,000 70,266
Taiwan Semiconductor Manufacturing Co. Ltd. 310,000 7,521,037
Tatung Co. Ltd.
(a)
27,000 54,229
TECO Electric & Machinery Co. Ltd. 23,000 39,273
Tripod Technology Corp. 6,000 36,392
Unimicron Technology Corp. 17,000 95,019
Uni-President Enterprises Corp. 62,000 145,661
United Microelectronics Corp. 149,000 231,997
Vanguard International Semiconductor Corp. 13,000 34,335
Visera Technologies Co. Ltd. 2,000 16,737
Voltronic Power Technology Corp. 1,000 47,602
Walsin Lihwa Corp. 32,000 36,263
Walsin Technology Corp. 5,000 17,121
WAN HAI Lines Ltd. 18,590 28,945
Win Semiconductors Corp. 5,000 22,419
Winbond Electronics Corp. 40,000 31,939
Wistron Corp. 35,000 121,998
Wiwynn Corp. 1,049 76,029
WPG Holdings Ltd. 19,000 51,523
WT Microelectronics Co. Ltd. 6,593 30,371
Yageo Corp. 4,591 88,120
Yang Ming Marine Transport Corp. 16,000 25,650
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Taiwan – 17.3% (continued)
Yuanta Financial Holding Co. Ltd. 146,529 137,925
Yulon Finance Corp. 5,000 22,726
Yulon Motor Co. Ltd. 8,000 16,879
Zhen Ding Technology Holding Ltd. 9,000 32,062
17,015,169
Thailand – 1.6%
Advanced Info Service PCL, NVDR 14,500 77,273
Airports of Thailand PCL, NVDR 53,300 93,843
Asset World Corp. PCL, NVDR 57,300 6,803
B Grimm Power PCL, NVDR 17,300 12,020
Bangkok Bank PCL, NVDR 13,400 49,536
Bangkok Dusit Medical Services PCL, NVDR 88,100 68,940
Bangkok Expressway & Metro PCL, NVDR 89,600 20,067
Banpu PCL, NVDR 57,700 8,641
Berli Jucker PCL, NVDR 5,800 3,834
BTS Group Holdings PCL, NVDR 105,500 18,077
Bumrungrad Hospital PCL, NVDR 6,600 43,632
Carabao Group PCL, NVDR 4,900 9,057
Central Pattana PCL, NVDR 23,200 39,752
Central Plaza Hotel PCL, NVDR
(a)
8,400 10,200
Central Retail Corp. PCL, NVDR 37,200 34,630
Charoen Pokphand Foods PCL, NVDR 40,200 21,478
Com7 PCL, NVDR 12,600 6,222
CP ALL PCL, NVDR 59,100 91,696
CP Axtra PCL, NVDR 10,300 9,033
Delta Electronics Thailand PCL, NVDR 6,100 11,522
Electricity Generating PCL, NVDR 4,000 12,142
Energy Absolute PCL, NVDR 17,600 14,603
Global Power Synergy PCL, NVDR 13,400 17,717
Gulf Energy Development PCL, NVDR 58,320 63,340
Home Product Center PCL, NVDR 42,500 11,927
Indorama Ventures PCL, NVDR 29,300 18,896
Intouch Holdings PCL, NVDR 12,700 22,960
IRPC PCL, NVDR 229,900 12,221
JMT Network Services PCL, NVDR 9,200 5,139
Kasikornbank PCL, NVDR 19,400 68,313
KCE Electronics PCL, NVDR 8,600 9,108
Krung Thai Bank PCL, NVDR 60,700 27,516
Krungthai Card PCL, NVDR 14,200 16,476
Land & Houses PCL, NVDR 82,200 16,524
Minor International PCL, NVDR 47,600 42,385
Muangthai Capital PCL, NVDR 9,400 11,541
Ngern Tid Lor PCL, NVDR 18,458 10,409
Osotspa PCL, NVDR 23,400 13,575
PTT Exploration & Production PCL, NVDR 17,500 73,900
PTT Global Chemical PCL, NVDR 24,500 24,295
PTT Oil & Retail Business PCL, NVDR 44,600 22,505
PTT PCL, NVDR 126,400 115,111
Ratch Group PCL, NVDR 9,500 7,370
SCB X PCL, NVDR 14,900 42,818
SCG Packaging PCL, NVDR 20,700 18,153
Siam Cement PCL (The), NVDR 3,700 24,860
Siam Global House PCL, NVDR 24,960 10,911
Srisawad Corp. PCL, NVDR 11,600 12,833
Thai Beverage PCL 114,100 41,415
Thai Life Insurance PCL, NVDR 4,600 1,142
Thai Oil PCL, NVDR 16,500 24,265
Thai Union Group PCL, NVDR 35,000 14,072
Tisco Financial Group PCL, NVDR 7,600 19,943
TMBThanachart Bank PCL, NVDR 659,700 32,220
Toa Paint Thailand PCL, NVDR 10,200 6,949

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Thailand – 1.6% (continued)
True Corp. PCL, NVDR
(a)
137,500 28,568
WHA Corp. PCL, NVDR 87,400 11,792
1,564,170
Turkey – 1.2%
AG Anadolu Grubu Holding AS, Class A 1,228 12,317
Ahlatci Dogal GAZ Dagitim Enerji VE Yatirim
AS
(a)
10,822 4,432
Akbank T.A.S. 37,897 69,587
Akcansa Cimento AS 756 3,526
Aksa Akrilik Kimya Sanayii AS 1,749 6,288
Aksa Enerji Uretim AS, Class B 4,610 5,476
Alarko Holding AS 2,348 8,456
ALFA Solar Enerji Sanayi ve Ticaret AS 1,100 3,051
Anadolu Anonim Turk Sigorta Sirketi
(a)
2,387 6,635
Anadolu EFES Biracilik ve Malt Sanayii AS 2,702 15,231
Arcelik AS 1,669 8,918
Aselsan Elektronik Sanayi ve Ticaret AS 17,240 32,348
Astor Transformator Enerji Turizm Insaat ve
Petrol Sanayi Ticaret AS, Class B 2,766 8,014
BIM Birlesik Magazalar AS 5,701 68,145
Borusan Birlesik Boru Fabrikalari Sanayi ve
Ticaret AS
(a)
370 6,874
Borusan Yatirim ve Pazarlama AS 64 6,390
Can2 Termik AS
(a)
6,298 3,556
Cimsa Cimento Sanayi ve Ticaret AS 6,506 6,418
Coca-Cola Icecek AS 1,035 23,176
CW Enerji Muhendislik Ticaret ve Sanayi AS
(a)
434 3,844
Dogan Sirketler Grubu Holding AS 13,660 6,156
Dogus Otomotiv Servis ve Ticaret AS 1,107 9,702
EGE Endustri ve Ticaret AS 16 8,648
Emlak Konut Gayrimenkul Yatirim Ortakligi
AS
(a)(d)
32,284 9,712
Enerjisa Enerji AS
(b)
3,629 7,628
Enka Insaat ve Sanayi AS 8,249 9,784
Eregli Demir ve Celik Fabrikalari TAS 20,315 27,018
Europower Enerji ve Otomasyon Teknolojileri
Sanayi Ticaret AS
(a)
849 3,907
Ford Otomotiv Sanayi AS 976 33,582
Girisim Elektrik Taahhut Ticaret ve Sanayi
AS
(a)
1,883 4,132
Gubre Fabrikalari TAS
(a)
1,100 5,236
Haci Omer Sabanci Holding AS 13,941 39,743
Hektas Ticaret T.A.S.
(a)
14,575 6,852
Investco Holding AS
(a)
475 4,673
Is Yatirim Menkul Degerler AS 6,010 6,939
Kaleseramik Canakkale Kalebodur Seramik
Sanayi AS
(a)
1,717 3,187
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D 13,851 11,132
Kiler Holding AS
(a)
3,058 4,203
KOC Holding AS 9,357 65,344
Kontrolmatik Enerji VE Muhendislik AS 1,143 8,332
Koza Altin Isletmeleri AS 13,167 9,459
Koza Anadolu Metal Madencilik Isletmeleri
AS
(a)
2,612 4,187
Mavi Giyim Sanayi ve Ticaret AS, Class B
(b)
4,462 12,748
Mia Teknoloji AS
(a)
3,055 5,303
Migros Ticaret AS 1,256 17,147
MLP Saglik Hizmetleri AS, Class B
(a)(b)
1,093 7,900
Nuh Cimento Sanayi AS 382 3,596
Odas Elektrik Uretim ve Sanayi Ticaret AS
(a)
15,925 4,702
Otokar Otomotiv ve Savunma Sanayi AS 492 7,955
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.1% (continued)
Turkey – 1.2% (continued)
Oyak Cimento Fabrikalari AS
(a)
4,132 7,734
Pegasus Hava Tasimaciligi AS
(a)
610 19,481
Petkim Petrokimya Holding AS
(a)
18,485 11,830
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
AS 6,288 6,568
Sasa Polyester Sanayi AS
(a)
17,878 22,795
Smart Gunes Enerjisi Teknolojileri Arge
Uretim Sanayi ve Ticaret AS
(a)
2,171 3,721
Sok Marketler Ticaret AS 3,819 6,877
Tav Havalimanlari Holding AS
(a)
2,780 18,882
Tekfen Holding AS 3,681 5,884
Tofas Turk Otomobil Fabrikasi AS 1,561 13,271
Torunlar Gayrimenkul Yatirim Ortakligi AS
(d)
3,617 5,032
Turk Hava Yollari AO
(a)
9,327 93,914
Turk Telekomunikasyon AS
(a)
7,569 9,440
Turk Traktor ve Ziraat Makineleri AS 357 10,139
Turkcell Iletisim Hizmetleri AS 16,408 40,948
Turkiye Halk Bankasi AS
(a)
10,928 5,498
Turkiye Is Bankasi AS, Class C 114,084 48,309
Turkiye Petrol Rafinerileri AS 11,707 70,799
Turkiye Sigorta AS 3,303 6,759
Turkiye Sise ve CAM Fabrikalari AS 20,211 31,462
Ulker Biskuvi Sanayi AS
(a)
2,028 7,159
Vestel Beyaz Esya Sanayi ve Ticaret AS 7,446 5,106
Vestel Elektronik Sanayi ve Ticaret AS
(a)
2,689 6,935
Yapi ve Kredi Bankasi AS 39,206 39,089
Zorlu Enerji Elektrik Uretim AS
(a)
23,970 4,894
1,154,115
United Arab Emirates – 1.9%
Abu Dhabi Commercial Bank PJSC 37,174 84,512
Abu Dhabi Islamic Bank PJSC 19,405 58,961
Abu Dhabi National Energy Co. PJSC 39,016 29,637
Abu Dhabi National Oil Co. for Distribution
PJSC 31,857 30,271
ADNOC Drilling Co. PJSC 25,358 26,650
Adnoc Gas PLC 98,780 80,683
Agility Global PLC
(a)
36,006 1,470
Aldar Properties PJSC 51,458 76,496
Alpha Dhabi Holding PJSC
(a)
17,325 66,604
Borouge PLC 43,562 29,058
Dubai Electricity & Water Authority PJSC 120,818 77,302
Dubai Islamic Bank PJSC 34,701 52,530
Emaar Properties PJSC 84,505 188,893
Emirates NBD Bank PJSC 33,400 154,592
Emirates Telecommunications Group Co. PJSC 44,322 205,144
First Abu Dhabi Bank PJSC 57,729 196,155
International Holdings Co. PJSC
(a)
4,571 497,186
Multiply Group PJSC
(a)
48,361 30,284
1,886,428
United States – 0.1%
BeiGene Ltd.
(a)
8,200 99,182
Parade Technologies Ltd. 1,000 23,002
122,184
Total Common Stocks (cost $87,336,198) 96,296,860
Preferred Stocks – 2.1%
Brazil – 1.4%
Banco Bradesco SA, 7.95% 69,588 188,366
Braskem SA, Class A, 3.94%
(a)
2,960 12,181
Centrais Eletricas Brasileiras SA, Class B,
4.39% 2,438 19,549
Cia Energetica de Minas Gerais, 11.04% 23,813 44,611

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.1% (continued)
Brazil – 1.4% (continued)
Companhia Paranaense de Energia, Class B,
4.18% 12,149 21,260
Gerdau SA, 6.89% 17,028 59,891
Itau Unibanco Holding SA, 7.53% 64,651 391,665
Itausa SA, 8.98% 72,519 133,758
Petroleo Brasileiro SA, 8.43% 59,508 481,290
Raizen SA, 6.33% 16,548 9,770
1,362,341
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class
B, 9.48% 1,679 77,005
Colombia – 0.0%
Bancolombia SA, 11.02% 6,207 51,194
Russia – 0.0%
Sberbank of Russia PJSC, 8.09%
(e)
4,890 0
Surgutneftegas PJSC, 1.19%
(e)
37,000 0
Tatneft PJSC, Series 3, 12.59%
(e)
266 0
0
South Korea – 0.6%
Hyundai Motor Co., 13.38% 300 34,382
Hyundai Motor Co., Series 2, 13.36% 397 45,672
LG Chem Ltd., 1.34% 69 13,380
LG Electronics, Inc., 2.00% 309 9,614
Samsung Electronics Co. Ltd., 2.22% 10,389 490,097
Samsung Fire & Marine Insurance Co. Ltd.,
6.71% 67 11,828
604,973
Total Preferred Stocks (cost $1,740,952) 2,095,513
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.28%
(f)(g)
(cost $219,995) 219,995 219,995
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.28%
(f)(g)
(cost $169,334) 169,334 169,334
Total Investments (cost $89,466,479) 100.6% 98,781,702
Liabilities, Less Cash and Receivables (0.6)% (630,640)
Net Assets 100.0% 98,151,062
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $4,344,715 or 4.43% of net assets.
(c)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $159,183 and the value of the collateral was $169,334, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in a real estate investment trust.
(e)
The fund held Level 3 securities at April 30, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2024.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 22.9
Information Technology 21.9
Consumer Discretionary 12.4
Communication Services 8.8
Industrials 7.8
Materials 6.7
Energy 5.7
Consumer Staples 5.9
Health Care 3.4
Utilities 3.1
Real Estate 1.6
Registered Investment Companies 0.4
100.6
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 49,361 1,451,296 (1,280,662) 219,995 3,338
Investment of Cash Collateral for Securities Loaned – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 11,880 872,286 (714,832) 169,334 2,986
2
Total – 0.4% 61,241 2,323,582 (1,995,494) 389,329 6,324
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 9 6/21/2024 469,872 468,900 (972)
Gross Unrealized Depreciation (972)

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.5%
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.07%, 6/15/2031 125,000 123,903
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 244,560
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 97,805
Series 2023-4, Class A, 5.15%, 9/15/2030 500,000 498,350
BA Credit Card Trust, Series 2023-A1, Class
A1, 4.79%, 5/15/2028 75,000 74,112
Barclays Dryrock Issuance Trust, Series 2023-
1, Class A, 4.72%, 2/15/2029 100,000 98,615
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%,
3/15/2027 40,000 39,050
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 97,896
Series 2023-A1, Class A, 4.42%, 5/15/2028 80,000 78,454
Series 2019-A3, Class A3, 2.06%,
8/15/2028 40,000 37,123
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 129,893
Series 2023-2, Class A3, 5.05%, 1/18/2028 30,000 29,753
Series 2023-3, Class A3, 5.28%, 5/15/2028 100,000 99,522
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 9/15/2027 1,000,000 979,840
CNH Equipment Trust, Series 2023-A, Class
A4, 4.77%, 10/15/2030 100,000 98,009
Discover Card Execution Note Trust
Series 2022-A4, Class A, 5.03%,
10/15/2027 100,000 99,305
Series 2023-A1, Class A, 4.31%, 3/15/2028 575,000 563,163
Ford Credit Auto Owner Trust, Series 2023-A,
Class A3, 4.65%, 2/15/2028 125,000 123,360
Honda Auto Receivables Owner Trust, Series
2023-1, Class A4, 4.97%, 6/21/2029 800,000 791,299
Hyundai Auto Receivables Trust
Series 2022-C, Class A4, 5.52%, 10/16/2028 1,100,000 1,099,673
Series 2023-C, Class A3, 5.54%, 10/16/2028 125,000 125,151
Series 2023-B, Class A4, 5.31%, 8/15/2029 296,000 295,122
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 97,713
Nissan Auto Lease Trust, Series 2023-A, Class
A4, 4.80%, 7/15/2027 225,000 223,300
Texas Natural Gas Securitization Finance
Corp., Series 2023-1, Class A2, 5.17%,
4/01/2041 50,000 48,746
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A3, 4.63%, 9/15/2027 160,000 157,888
Series 2023-C, Class A3, 5.16%, 4/17/2028 110,000 109,290
Series 2024-A, Class A4, 4.77%, 4/16/2029 200,000 195,558
Verizon Master Trust
Series 2022-7, Class A1A, 5.23%,
11/22/2027 100,000 99,757
Series 2022-6, Class A, 3.67%, 1/22/2029 100,000 97,667
Series 2023-7, Class A1A, 5.67%,
11/20/2029 500,000 502,553
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%, 6/20/2028 100,000 99,088
Series 2021-1, Class A4, 1.26%, 10/20/2028 100,000 95,007
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.5% (continued)
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 98,282
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 94,072
Series 2022-C, Class A3, 3.66%, 10/15/2027 500,000 490,389
Total Asset-Backed Securities (cost $8,320,529) 8,233,268
Commercial Mortgage-Backed Securities – 0.8%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 78,703
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 43,037
Series 2020-BN30, Class A4, 1.93%,
12/15/2053 60,000 46,879
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 150,000 119,441
Series 2022-BNK42, Class A5, 4.49%,
6/15/2055 90,000 83,047
Series 2023-5YR1, Class A3, 6.26%,
4/15/2056 110,000 111,371
Series 2023-BNK46, Class A4, 5.75%,
8/15/2056 200,000 201,290
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 46,418
Series 2018-BN10, Class A5, 3.69%,
2/15/2061 93,000 86,523
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 188,258 174,066
Series 2018-BN12, Class A3, 3.99%,
5/15/2061 80,000 74,445
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 1,593,000 1,405,298
Series 2021-BN37, Class A4, 2.37%,
11/15/2064 100,000 79,925
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 21,816
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%,
12/15/2051 85,000 78,929
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 50,736
Series 2021-C9, Class A5, 2.30%, 2/15/2054 250,000 201,141
Series 2021-C12, Class A5, 2.69%,
11/15/2054 400,000 328,221
Series 2022-C18, Class A5, 5.71%,
12/15/2055 100,000 100,512
Series 2023-C20, Class A3, 5.99%,
7/15/2056 1,000,000 1,012,667
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 37,383
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 46,738
Series 2020-B16, Class AM, 2.94%,
2/15/2053 180,000 149,732
Series 2020-B21, Class A5, 1.98%,
12/17/2053 450,000 354,870
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 94,474
Series 2021-B30, Class A5, 2.58%,
11/15/2054 125,000 101,072
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 120,977

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Benchmark Mortgage Trust (continued)
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 85,434
Series 2022-B35, Class A5, 4.59%,
5/15/2055 240,000 216,388
Series 2023-V2, Class A2, 5.36%, 5/15/2055 260,000 255,566
BMO Mortgage Trust, Series 2023-C4, Class
A5, 5.12%, 2/15/2056 50,000 47,896
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 96,490
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 109,925
Series 2016-C3, Class A4, 3.15%,
11/15/2049 130,000 121,336
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 115,391
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,728 83,180
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 48,351
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 172,202
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048 2,150,000 2,089,761
Series 2015-C4, Class C, 4.71%, 11/15/2048 108,000 101,111
Series 2017-C8, Class A4, 3.39%, 6/15/2050 1,000,000 908,293
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 47,832
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 94,854
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 73,511
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 22,995
Series 2020-GC45, Class AAB, 2.84%,
2/13/2053 180,000 166,368
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 95,746
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP6, Class A4, 3.22%,
7/15/2050 100,000 95,284
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class A4,
2.63%, 8/15/2049 1,001,299 938,858
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C29, Class A4, 3.33%,
5/15/2049 150,000 142,991
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 47,735
Series 2017-H1, Class A5, 3.53%,
6/15/2050 1,700,000 1,576,032
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 85,007
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 160,848
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%,
12/15/2050 54,910 51,104
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 22,376
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
UBS Commercial Mortgage Trust (continued)
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 67,746
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%,
5/15/2048 60,000 58,502
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 92,367
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 231,937
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,239
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 135,724
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 85,542
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 47,953
Total Commercial Mortgage-Backed
Securities (cost $14,502,536) 14,051,586
Corporate Bonds – 24.8%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
4.60%, 2/08/2029 100,000 97,663
2.05%, 5/15/2030 31,000 25,921
4.85%, 2/08/2034 200,000 191,160
2.70%, 5/15/2040 50,000 34,626
2.80%, 5/15/2050 120,000 75,061
Albemarle Corp.
5.45%, 12/01/2044 50,000 43,928
5.65%, 6/01/2052 35,000 30,572
ArcelorMittal SA
4.55%, 3/11/2026 35,000 34,169
6.55%, 11/29/2027 40,000 41,011
4.25%, 7/16/2029 75,000 70,473
6.75%, 3/01/2041 248,000 251,137
Barrick North America Finance LLC , 5.75% ,
5/01/2043 125,000 122,666
Barrick PD Australia Finance Pty Ltd. , 5.95% ,
10/15/2039 120,000 118,874
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 19,950
5.10%, 9/08/2028 110,000 109,172
5.25%, 9/08/2030 55,000 54,535
4.90%, 2/28/2033 35,000 33,527
5.25%, 9/08/2033 329,000 322,453
4.13%, 2/24/2042 355,000 292,766
5.00%, 9/30/2043 30,000 27,315
5.50%, 9/08/2053 140,000 135,408
Celanese US Holdings LLC
1.40%, 8/05/2026 10,000 9,072
6.17%, 7/15/2027 35,000 35,229
6.35%, 11/15/2028 20,000 20,322
6.33%, 7/15/2029 130,000 131,910
6.55%, 11/15/2030 205,000 210,015
6.70%, 11/15/2033 20,000 20,654
CF Industries, Inc.
5.15%, 3/15/2034 70,000 65,982
4.95%, 6/01/2043 280,000 239,593
5.38%, 3/15/2044 60,000 53,783

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Basic Materials – 0.6% (continued)
Dow Chemical Co. (The)
7.38%, 11/01/2029 70,000 76,080
5.15%, 2/15/2034 400,000 384,786
5.25%, 11/15/2041 70,000 63,496
4.38%, 11/15/2042 60,000 48,700
4.63%, 10/01/2044 250,000 208,612
6.90%, 5/15/2053 85,000 93,226
DuPont de Nemours, Inc.
4.49%, 11/15/2025 390,000 383,507
4.73%, 11/15/2028 35,000 34,314
5.32%, 11/15/2038 145,000 137,457
5.42%, 11/15/2048 110,000 102,619
Eastman Chemical Co.
5.63%, 2/20/2034 200,000 194,828
4.65%, 10/15/2044 180,000 146,429
Ecolab, Inc.
3.25%, 12/01/2027 90,000 84,250
5.25%, 1/15/2028 155,000 155,265
4.80%, 3/24/2030 35,000 34,315
1.30%, 1/30/2031 120,000 94,016
2.13%, 2/01/2032 20,000 16,110
3.95%, 12/01/2047 10,000 7,925
2.75%, 8/18/2055 60,000 35,347
EIDP, Inc.
1.70%, 7/15/2025 190,000 181,607
4.50%, 5/15/2026 10,000 9,812
4.80%, 5/15/2033 10,000 9,514
FMC Corp.
3.20%, 10/01/2026 90,000 84,687
3.45%, 10/01/2029 50,000 44,324
5.65%, 5/18/2033 50,000 47,877
4.50%, 10/01/2049 70,000 51,285
6.38%, 5/18/2053 30,000 28,486
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 10,000 9,816
4.38%, 8/01/2028 200,000 189,827
5.25%, 9/01/2029 150,000 149,177
4.25%, 3/01/2030 205,000 189,556
5.45%, 3/15/2043 20,000 18,349
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,329
2.95%, 6/15/2031 50,000 40,506
International Flavors & Fragrances, Inc. ,
5.00% , 9/26/2048 96,000 79,154
International Paper Co. , 4.80% , 6/15/2044 113,000 96,733
Linde, Inc.
3.20%, 1/30/2026 185,000 178,401
1.10%, 8/10/2030 50,000 39,524
LYB International Finance III LLC
1.25%, 10/01/2025 23,000 21,566
5.63%, 5/15/2033
(a)
10,000 9,931
3.38%, 10/01/2040 185,000 132,641
4.20%, 10/15/2049 64,000 47,738
4.20%, 5/01/2050 215,000 159,779
3.80%, 10/01/2060 204,000 134,394
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Basic Materials – 0.6% (continued)
LyondellBasell Industries NV , 4.63% ,
2/26/2055 10,000 7,840
Mosaic Co. (The) , 4.88% , 11/15/2041 10,000 8,580
NewMarket Corp. , 2.70% , 3/18/2031 25,000 20,542
Newmont Corp.
6.25%, 10/01/2039 500,000 518,031
4.88%, 3/15/2042 35,000 31,313
Nucor Corp.
2.00%, 6/01/2025 160,000 154,140
4.30%, 5/23/2027 10,000 9,711
3.95%, 5/01/2028 13,000 12,360
Nutrien Ltd.
4.20%, 4/01/2029 20,000 18,872
2.95%, 5/13/2030 70,000 61,001
4.13%, 3/15/2035 100,000 87,394
PPG Industries, Inc. , 1.20% , 3/15/2026 51,000 47,076
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 28,416
6.13%, 12/15/2033 100,000 104,381
Rio Tinto Finance USA PLC
5.00%, 3/09/2033 55,000 53,729
5.13%, 3/09/2053 155,000 142,536
RPM International, Inc. , 3.75% , 3/15/2027 10,000 9,475
Sherwin-Williams Co. (The)
3.95%, 1/15/2026 62,000 60,428
3.45%, 6/01/2027 560,000 529,173
2.95%, 8/15/2029 125,000 110,777
2.30%, 5/15/2030 36,000 30,118
4.00%, 12/15/2042 40,000 31,304
4.50%, 6/01/2047 25,000 20,657
3.30%, 5/15/2050 75,000 49,816
Southern Copper Corp.
6.75%, 4/16/2040 224,000 240,796
5.25%, 11/08/2042 50,000 45,465
5.88%, 4/23/2045 25,000 24,223
Steel Dynamics, Inc.
3.25%, 1/15/2031 37,000 32,137
3.25%, 10/15/2050 50,000 31,769
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 24,755
5.00%, 1/15/2030 187,000 175,746
Series DM3N, 3.13%, 1/15/2032 170,000 136,445
Vale Overseas Ltd.
6.25%, 8/10/2026
(a)
200,000 202,513
3.75%, 7/08/2030 567,000 499,034
6.88%, 11/21/2036 100,000 102,468
Westlake Corp.
3.60%, 8/15/2026 59,000 56,329
5.00%, 8/15/2046 25,000 21,238
4.38%, 11/15/2047 70,000 55,107
10,979,937
Communications – 2.1%
Alphabet, Inc.
0.80%, 8/15/2027 104,000 91,461
1.10%, 8/15/2030 137,000 109,311
1.90%, 8/15/2040 160,000 101,870
2.05%, 8/15/2050 285,000 158,923
2.25%, 8/15/2060 10,000 5,408

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
Amazon.com, Inc.
4.60%, 12/01/2025 45,000 44,627
1.00%, 5/12/2026 200,000 184,016
3.30%, 4/13/2027 150,000 142,732
1.20%, 6/03/2027 185,000 164,650
3.15%, 8/22/2027 280,000 263,748
4.55%, 12/01/2027 245,000 241,072
1.65%, 5/12/2028 575,000 504,518
4.65%, 12/01/2029 145,000 142,696
1.50%, 6/03/2030 117,000 95,365
2.10%, 5/12/2031 87,000 71,594
3.60%, 4/13/2032 125,000 112,802
4.80%, 12/05/2034 50,000 48,606
3.88%, 8/22/2037 100,000 85,988
2.88%, 5/12/2041 201,000 144,330
4.05%, 8/22/2047 272,000 222,167
2.50%, 6/03/2050 155,000 91,900
3.10%, 5/12/2051 227,000 151,641
3.95%, 4/13/2052 134,000 105,469
4.25%, 8/22/2057 90,000 73,167
2.70%, 6/03/2060 10,000 5,734
3.25%, 5/12/2061 160,000 104,125
4.10%, 4/13/2062 190,000 148,612
America Movil SAB de CV
6.13%, 3/30/2040 70,000 70,413
4.38%, 7/16/2042 305,000 252,686
AT&T, Inc.
3.88%, 1/15/2026 185,000 179,934
1.70%, 3/25/2026 150,000 139,759
2.95%, 7/15/2026 50,000 47,379
3.80%, 2/15/2027 35,000 33,523
4.25%, 3/01/2027 150,000 145,702
2.30%, 6/01/2027 95,000 86,623
1.65%, 2/01/2028 305,000 266,497
4.10%, 2/15/2028 365,000 348,426
4.30%, 2/15/2030 115,000 108,136
2.75%, 6/01/2031 61,000 51,045
2.25%, 2/01/2032 75,000 59,209
2.55%, 12/01/2033 300,000 231,626
5.40%, 2/15/2034 500,000 489,061
4.50%, 5/15/2035 185,000 166,056
5.25%, 3/01/2037 100,000 94,959
4.85%, 3/01/2039 35,000 31,155
3.50%, 6/01/2041 25,000 18,558
5.15%, 3/15/2042 139,000 124,862
3.10%, 2/01/2043 40,000 28,173
4.75%, 5/15/2046 500,000 423,006
4.50%, 3/09/2048 75,000 60,377
4.55%, 3/09/2049 50,000 40,545
5.15%, 2/15/2050 250,000 219,565
3.65%, 6/01/2051 150,000 103,266
3.30%, 2/01/2052 200,000 129,437
3.50%, 9/15/2053 445,000 293,018
3.55%, 9/15/2055 155,000 100,935
3.80%, 12/01/2057 615,000 415,649
3.65%, 9/15/2059 50,000 32,441
3.85%, 6/01/2060 205,000 138,633
Bell Telephone Co. of Canada or Bell Canada (The)
4.46%, 4/01/2048 24,000 19,500
4.30%, 7/29/2049 180,000 142,387
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
Booking Holdings, Inc.
3.60%, 6/01/2026 70,000 67,559
3.55%, 3/15/2028 25,000 23,496
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
5.05%, 3/30/2029 150,000 141,586
2.80%, 4/01/2031 106,000 84,287
2.30%, 2/01/2032 120,000 89,577
6.65%, 2/01/2034 170,000 167,562
6.38%, 10/23/2035 25,000 23,604
5.38%, 4/01/2038 20,000 16,515
3.50%, 6/01/2041 450,000 287,716
5.75%, 4/01/2048 150,000 120,636
5.13%, 7/01/2049 275,000 201,680
4.80%, 3/01/2050 130,000 90,851
3.70%, 4/01/2051 355,000 207,289
3.90%, 6/01/2052 45,000 27,112
6.83%, 10/23/2055 41,000 37,392
3.85%, 4/01/2061 100,000 55,764
4.40%, 12/01/2061 560,000 346,695
5.50%, 4/01/2063 150,000 111,291
Cisco Systems, Inc.
3.50%, 6/15/2025 45,000 44,109
4.90%, 2/26/2026 300,000 298,485
2.95%, 2/28/2026 25,000 24,007
5.90%, 2/15/2039 150,000 155,952
5.50%, 1/15/2040 125,000 124,441
5.35%, 2/26/2064 200,000 190,769
Comcast Corp.
3.38%, 8/15/2025 235,000 228,977
2.35%, 1/15/2027 195,000 180,660
3.30%, 2/01/2027 120,000 114,118
5.35%, 11/15/2027 295,000 296,612
3.55%, 5/01/2028 140,000 131,269
4.15%, 10/15/2028 250,000 239,478
4.55%, 1/15/2029
(a)
35,000 34,011
3.40%, 4/01/2030 75,000 67,496
1.95%, 1/15/2031 172,000 138,885
1.50%, 2/15/2031 50,000 39,196
4.25%, 1/15/2033 50,000 45,733
4.65%, 2/15/2033
(a)
50,000 47,316
4.80%, 5/15/2033
(a)
15,000 14,284
4.20%, 8/15/2034 150,000 134,501
5.65%, 6/15/2035 25,000 24,986
6.95%, 8/15/2037 100,000 109,965
4.60%, 10/15/2038 25,000 22,228
3.25%, 11/01/2039 93,000 68,950
3.75%, 4/01/2040 750,000 594,234
3.97%, 11/01/2047 50,000 37,855
4.00%, 3/01/2048 250,000 191,158
4.70%, 10/15/2048 160,000 137,613
4.00%, 11/01/2049 50,000 37,754
2.80%, 1/15/2051 255,000 151,833
2.89%, 11/01/2051 160,000 96,682
5.35%, 5/15/2053
(a)
25,000 23,290
2.94%, 11/01/2056 100,000 58,272
4.95%, 10/15/2058 90,000 78,344
2.65%, 8/15/2062 50,000 26,160
2.99%, 11/01/2063 235,000 133,877

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
Comcast Corp. (continued)
5.50%, 5/15/2064 525,000 489,183
Corning, Inc.
5.35%, 11/15/2048 50,000 45,870
3.90%, 11/15/2049 50,000 37,123
5.85%, 11/15/2068 15,000 14,176
5.45%, 11/15/2079 65,000 57,459
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 50,000 57,619
9.25%, 6/01/2032 100,000 122,613
Discovery Communications LLC
3.95%, 3/20/2028 275,000 255,510
3.63%, 5/15/2030 58,000 50,440
4.88%, 4/01/2043 25,000 19,491
5.20%, 9/20/2047 30,000 23,475
4.65%, 5/15/2050
(a)
80,000 57,751
4.00%, 9/15/2055 177,000 110,687
eBay, Inc.
1.40%, 5/10/2026 45,000 41,442
3.60%, 6/05/2027 75,000 71,095
2.70%, 3/11/2030 17,000 14,707
6.30%, 11/22/2032 10,000 10,434
4.00%, 7/15/2042 175,000 136,470
3.65%, 5/10/2051 3,000 2,106
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 29,115
3.80%, 2/15/2028 133,000 124,655
FactSet Research Systems, Inc. , 2.90% ,
3/01/2027 90,000 83,492
Fox Corp.
4.71%, 1/25/2029 50,000 48,354
3.50%, 4/08/2030 115,000 102,672
6.50%, 10/13/2033 30,000 30,783
5.48%, 1/25/2039 100,000 91,606
5.58%, 1/25/2049 85,000 75,509
Grupo Televisa SAB , 6.63% , 1/15/2040 71,000 69,006
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030 20,000 19,104
3.38%, 3/01/2041 60,000 42,537
5.40%, 10/01/2048 40,000 35,879
Juniper Networks, Inc.
1.20%, 12/10/2025 40,000 37,203
3.75%, 8/15/2029 50,000 45,612
2.00%, 12/10/2030 110,000 86,615
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 66,530
4.60%, 5/15/2028 70,000 68,755
4.80%, 5/15/2030 90,000 88,281
3.85%, 8/15/2032 220,000 199,860
4.95%, 5/15/2033
(a)
30,000 29,412
4.45%, 8/15/2052 105,000 87,270
4.65%, 8/15/2062 140,000 116,333
5.75%, 5/15/2063 425,000 423,369
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 19,385
2.30%, 11/15/2030 45,000 36,869
5.60%, 6/01/2032 97,000 96,470
5.50%, 9/01/2044 22,000 20,779
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
Netflix, Inc.
4.88%, 4/15/2028 830,000 815,167
5.88%, 11/15/2028 200,000 203,996
6.38%, 5/15/2029 40,000 41,668
Nokia OYJ , 4.38% , 6/12/2027 104,000 99,508
Omnicom Group, Inc. , 2.60% , 8/01/2031 190,000 156,622
Orange SA
9.00%, 3/01/2031 227,000 268,267
5.38%, 1/13/2042 67,000 63,080
Paramount Global
7.88%, 7/30/2030 40,000 41,352
4.20%, 5/19/2032 145,000 118,538
6.88%, 4/30/2036 177,000 164,938
5.90%, 10/15/2040 150,000 122,492
4.38%, 3/15/2043 235,000 155,576
5.85%, 9/01/2043 180,000 142,561
4.90%, 8/15/2044 125,000 87,319
4.95%, 5/19/2050 110,000 76,792
Rogers Communications, Inc.
2.90%, 11/15/2026 35,000 32,752
3.20%, 3/15/2027 250,000 234,518
4.50%, 3/15/2042 500,000 411,791
4.30%, 2/15/2048 160,000 122,827
4.35%, 5/01/2049 80,000 61,619
Sprint Capital Corp.
6.88%, 11/15/2028 60,000 62,883
8.75%, 3/15/2032 35,000 41,327
Sprint LLC , 7.63% , 3/01/2026 56,000 57,449
TCI Communications, Inc. , 7.88% , 2/15/2026 100,000 104,033
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 128,451
4.90%, 3/06/2048 200,000 165,988
5.52%, 3/01/2049 130,000 117,704
Telefonica Europe BV , 8.25% , 9/15/2030 75,000 84,079
TELUS Corp.
2.80%, 2/16/2027 30,000 27,905
3.70%, 9/15/2027 14,000 13,241
4.60%, 11/16/2048 60,000 49,100
Time Warner Cable Enterprises LLC , 8.38% ,
7/15/2033 200,000 216,372
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 90,955
7.30%, 7/01/2038 110,000 106,641
6.75%, 6/15/2039 90,000 82,348
5.88%, 11/15/2040 100,000 82,691
5.50%, 9/01/2041 150,000 119,176
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 18,609
2.25%, 2/15/2026 55,000 51,854
2.63%, 4/15/2026 65,000 61,454
3.75%, 4/15/2027 285,000 271,495
2.05%, 2/15/2028 520,000 459,502
4.95%, 3/15/2028 120,000 117,807
4.80%, 7/15/2028 450,000 438,313
2.40%, 3/15/2029 100,000 86,954
3.88%, 4/15/2030 22,000 20,133
2.55%, 2/15/2031 156,000 129,464
2.88%, 2/15/2031 150,000 127,263
2.70%, 3/15/2032 109,000 88,929

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
T-Mobile USA, Inc. (continued)
5.05%, 7/15/2033 100,000 95,842
5.75%, 1/15/2034 160,000 161,329
4.38%, 4/15/2040 515,000 438,475
3.00%, 2/15/2041 85,000 59,451
4.50%, 4/15/2050 95,000 77,181
3.30%, 2/15/2051 260,000 170,313
3.40%, 10/15/2052 25,000 16,506
5.65%, 1/15/2053 205,000 196,496
5.75%, 1/15/2054 45,000 43,608
6.00%, 6/15/2054 90,000 90,575
3.60%, 11/15/2060 95,000 62,253
5.80%, 9/15/2062 25,000 24,239
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 82,877
4.13%, 6/01/2044 135,000 110,093
3.00%, 7/30/2046 135,000 88,721
VeriSign, Inc. , 4.75% , 7/15/2027 45,000 43,519
Verizon Communications, Inc.
2.63%, 8/15/2026 361,000 339,393
3.00%, 3/22/2027 235,000 220,270
2.10%, 3/22/2028 225,000 199,207
4.33%, 9/21/2028 517,000 495,566
3.88%, 2/08/2029 161,000 150,759
4.02%, 12/03/2029 250,000 232,932
3.15%, 3/22/2030 50,000 44,112
1.50%, 9/18/2030 205,000 163,111
1.68%, 10/30/2030 140,000 111,108
1.75%, 1/20/2031 80,000 63,205
2.55%, 3/21/2031 175,000 145,253
2.36%, 3/15/2032 455,000 362,768
5.05%, 5/09/2033
(a)
165,000 159,550
4.50%, 8/10/2033 50,000 46,165
5.25%, 3/16/2037 100,000 96,483
4.81%, 3/15/2039 500,000 452,156
3.40%, 3/22/2041 185,000 137,719
2.85%, 9/03/2041 50,000 34,127
6.55%, 9/15/2043 260,000 281,967
4.86%, 8/21/2046 50,000 44,142
5.50%, 3/16/2047 40,000 38,701
4.52%, 9/15/2048 194,000 162,226
2.88%, 11/20/2050 435,000 265,235
3.55%, 3/22/2051 15,000 10,461
3.88%, 3/01/2052
(a)
30,000 22,122
5.01%, 8/21/2054 25,000 22,138
2.99%, 10/30/2056 210,000 124,146
3.00%, 11/20/2060
(a)
454,000 263,078
3.70%, 3/22/2061 140,000 95,558
Vodafone Group PLC
4.13%, 5/30/2025 138,000 135,858
4.38%, 5/30/2028 71,000 68,826
4.38%, 2/19/2043 120,000 98,139
5.25%, 5/30/2048 10,000 9,008
4.88%, 6/19/2049
(a)
185,000 156,464
4.25%, 9/17/2050 25,000 19,006
5.63%, 2/10/2053 175,000 163,721
5.13%, 6/19/2059 193,000 164,952
5.75%, 2/10/2063 55,000 51,868
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.1% (continued)
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 243,899
3.70%, 3/23/2027 600,000 577,383
2.00%, 9/01/2029 70,000 59,647
3.80%, 3/22/2030 100,000 92,804
2.65%, 1/13/2031 150,000 128,334
6.20%, 12/15/2034 250,000 266,396
6.40%, 12/15/2035 10,000 10,724
6.65%, 11/15/2037 120,000 132,092
4.63%, 3/23/2040 165,000 149,760
3.50%, 5/13/2040 75,000 58,403
4.75%, 9/15/2044 50,000 44,316
4.70%, 3/23/2050
(a)
270,000 238,990
3.60%, 1/13/2051 105,000 76,107
Weibo Corp. , 3.38% , 7/08/2030
(a)
225,000 192,541
35,474,168
Consumer, Cyclical – 1.6%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 5,051 4,792
Series 2015-1, Class A, 3.38%, 5/01/2027 5,753 5,387
Series 2016-2, Class AA, 3.20%, 6/15/2028 40,470 36,938
Series 2017-1, Class AA, 3.65%, 2/15/2029 33,125 30,687
Series 2017-2, Class AA, 3.35%,
10/15/2029 151,935 138,168
American Honda Finance Corp.
5.00%, 5/23/2025 32,000 31,828
Series G, 5.80%, 10/03/2025 20,000 20,073
Series G, 5.25%, 7/07/2026 15,000 14,970
4.70%, 1/12/2028 15,000 14,732
Series G, 5.13%, 7/07/2028 35,000 34,768
5.65%, 11/15/2028 75,000 76,033
2.25%, 1/12/2029 131,000 114,817
4.60%, 4/17/2030 100,000 96,175
Series G, 5.85%, 10/04/2030 136,000 139,239
Aptiv PLC / Aptiv Corp. , 4.15% , 5/01/2052 70,000 50,416
AutoNation, Inc.
4.50%, 10/01/2025 15,000 14,699
1.95%, 8/01/2028 45,000 38,342
AutoZone, Inc.
5.05%, 7/15/2026 10,000 9,926
4.50%, 2/01/2028 19,000 18,378
6.25%, 11/01/2028 10,000 10,305
4.00%, 4/15/2030 75,000 69,401
6.55%, 11/01/2033 10,000 10,614
Best Buy Co., Inc. , 4.45% , 10/01/2028 308,000 296,589
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 105,824
3.70%, 1/15/2031 55,000 47,084
Costco Wholesale Corp.
3.00%, 5/18/2027 423,000 399,419
1.38%, 6/20/2027 70,000 62,643
Cummins, Inc.
0.75%, 9/01/2025 60,000 56,460
4.90%, 2/20/2029 150,000 148,189
5.15%, 2/20/2034 200,000 196,124
2.60%, 9/01/2050 50,000 29,412
5.45%, 2/20/2054 250,000 240,527

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.6% (continued)
Darden Restaurants, Inc.
3.85%, 5/01/2027 210,000 199,838
6.30%, 10/10/2033
(a)
10,000 10,135
4.55%, 2/15/2048 20,000 15,628
Dick's Sporting Goods, Inc. , 4.10% , 1/15/2052 85,000 57,702
Dollar General Corp.
4.15%, 11/01/2025 60,000 58,657
4.63%, 11/01/2027 100,000 97,243
5.20%, 7/05/2028 10,000 9,870
3.50%, 4/03/2030 50,000 44,818
5.45%, 7/05/2033 15,000 14,683
4.13%, 4/03/2050 103,000 75,836
Dollar Tree, Inc.
4.00%, 5/15/2025 54,000 53,025
4.20%, 5/15/2028 50,000 47,510
3.38%, 12/01/2051 25,000 15,687
Ford Motor Co.
7.45%, 7/16/2031
(a)
127,000 134,569
3.25%, 2/12/2032 423,000 340,938
6.10%, 8/19/2032 100,000 98,030
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 192,048
6.95%, 3/06/2026 220,000 223,005
2.70%, 8/10/2026 200,000 185,662
4.13%, 8/17/2027 200,000 187,870
6.80%, 5/12/2028 400,000 408,161
7.12%, 11/07/2033 700,000 729,133
General Motors Co.
6.13%, 10/01/2025 150,000 150,528
4.20%, 10/01/2027 115,000 109,728
5.60%, 10/15/2032 750,000 736,737
6.60%, 4/01/2036 120,000 123,219
5.15%, 4/01/2038 100,000 89,913
6.75%, 4/01/2046 31,000 31,843
5.95%, 4/01/2049
(a)
108,000 101,537
General Motors Financial Co., Inc.
6.05%, 10/10/2025 85,000 85,212
5.25%, 3/01/2026 25,000 24,812
4.00%, 10/06/2026 225,000 216,275
2.35%, 2/26/2027 80,000 73,101
5.00%, 4/09/2027 95,000 93,349
6.00%, 1/09/2028 122,000 123,063
5.80%, 6/23/2028 275,000 275,385
2.40%, 10/15/2028 60,000 52,175
5.85%, 4/06/2030
(a)
15,000 14,954
3.60%, 6/21/2030 50,000 44,014
2.35%, 1/08/2031 45,000 36,155
2.70%, 6/10/2031 105,000 85,100
Genuine Parts Co.
1.88%, 11/01/2030 25,000 19,860
2.75%, 2/01/2032 20,000 16,256
Harley-Davidson, Inc. , 3.50% , 7/28/2025 45,000 43,705
Harman International Industries, Inc. , 4.15% ,
5/15/2025 232,000 228,076
Hasbro, Inc.
3.55%, 11/19/2026 50,000 47,372
3.90%, 11/19/2029 70,000 63,734
6.35%, 3/15/2040 50,000 49,760
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.6% (continued)
Home Depot, Inc. (The)
2.50%, 4/15/2027 20,000 18,547
2.88%, 4/15/2027 128,000 120,161
2.80%, 9/14/2027 240,000 222,798
3.90%, 12/06/2028 10,000 9,517
2.95%, 6/15/2029 125,000 112,700
2.70%, 4/15/2030 168,000 146,369
1.38%, 3/15/2031 127,000 98,934
4.50%, 9/15/2032 200,000 191,348
5.88%, 12/16/2036 350,000 362,833
4.25%, 4/01/2046 200,000 164,366
4.50%, 12/06/2048 80,000 67,663
2.38%, 3/15/2051 771,000 430,253
3.63%, 4/15/2052 145,000 104,861
3.50%, 9/15/2056 15,000 10,366
Honda Motor Co. Ltd.
2.53%, 3/10/2027 415,000 385,359
2.97%, 3/10/2032 55,000 47,281
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 49,256
5.75%, 1/30/2027 23,000 23,119
4.38%, 9/15/2028 25,000 23,820
5.75%, 4/23/2030 75,000 74,905
JetBlue Pass-Through Trust , Series 2020-1 ,
Class A , 4.00% , 11/15/2032 32,148 29,392
Lear Corp.
3.50%, 5/30/2030 108,000 95,226
5.25%, 5/15/2049 45,000 39,308
Leggett & Platt, Inc.
3.50%, 11/15/2027 125,000 114,100
3.50%, 11/15/2051 25,000 15,886
Lennar Corp.
4.75%, 5/30/2025 80,000 79,093
5.25%, 6/01/2026 15,000 14,887
5.00%, 6/15/2027 135,000 133,234
4.75%, 11/29/2027 150,000 147,390
Lowe's Cos., Inc.
3.38%, 9/15/2025 80,000 77,717
3.35%, 4/01/2027 135,000 127,684
3.10%, 5/03/2027 252,000 236,581
1.70%, 9/15/2028 420,000 360,907
1.70%, 10/15/2030 40,000 31,917
2.63%, 4/01/2031 110,000 92,209
3.75%, 4/01/2032 300,000 267,300
5.00%, 4/15/2040 50,000 45,406
3.70%, 4/15/2046 433,000 312,934
4.05%, 5/03/2047 105,000 79,761
3.00%, 10/15/2050 85,000 52,252
3.50%, 4/01/2051 30,000 20,236
4.25%, 4/01/2052 500,000 386,539
4.45%, 4/01/2062 129,000 98,678
5.80%, 9/15/2062 40,000 38,340
Magna International, Inc.
5.98%, 3/21/2026 32,000 32,004
2.45%, 6/15/2030 20,000 16,845
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 75,000 74,983
3.75%, 10/01/2025 100,000 97,323
Series R, 3.13%, 6/15/2026 75,000 71,450

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.6% (continued)
Marriott International, Inc. (continued)
5.45%, 9/15/2026 10,000 9,986
5.55%, 10/15/2028 15,000 15,046
Series AA, 4.65%, 12/01/2028 50,000 48,262
Series GG, 3.50%, 10/15/2032 150,000 127,505
Mattel, Inc. , 5.45% , 11/01/2041 25,000 21,873
McDonald's Corp.
3.38%, 5/26/2025 110,000 107,451
3.30%, 7/01/2025 61,000 59,498
3.80%, 4/01/2028 25,000 23,721
4.80%, 8/14/2028 10,000 9,832
2.63%, 9/01/2029 290,000 255,110
3.60%, 7/01/2030 118,000 107,244
4.95%, 8/14/2033 100,000 96,641
4.70%, 12/09/2035 269,000 250,226
6.30%, 3/01/2038 135,000 142,123
5.70%, 2/01/2039 17,000 16,927
4.88%, 12/09/2045 130,000 114,579
4.45%, 3/01/2047 241,000 198,645
4.45%, 9/01/2048 40,000 33,078
3.63%, 9/01/2049 105,000 75,053
4.20%, 4/01/2050 175,000 137,721
5.15%, 9/09/2052 100,000 91,176
5.45%, 8/14/2053 15,000 14,293
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 300,266
6.00%, 1/15/2043 40,000 39,382
3.97%, 8/06/2061 25,000 20,801
Mercedes-Benz Finance North America LLC ,
8.50% , 1/18/2031 110,000 130,076
NIKE, Inc.
2.38%, 11/01/2026 464,000 433,641
2.75%, 3/27/2027 280,000 262,387
2.85%, 3/27/2030 175,000 154,500
3.25%, 3/27/2040 40,000 30,601
3.88%, 11/01/2045 50,000 39,309
3.38%, 3/27/2050 85,000 60,084
O'Reilly Automotive, Inc.
3.55%, 3/15/2026 25,000 24,113
5.75%, 11/20/2026 50,000 50,301
3.60%, 9/01/2027 50,000 47,229
3.90%, 6/01/2029 45,000 42,026
1.75%, 3/15/2031 20,000 15,777
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 36,859
Series D, 5.20%, 11/09/2026 50,000 49,979
2.00%, 2/04/2027 10,000 9,190
Polaris, Inc. , 6.95% , 3/15/2029 50,000 52,055
PulteGroup, Inc.
5.50%, 3/01/2026 75,000 74,796
5.00%, 1/15/2027 40,000 39,384
6.00%, 2/15/2035 25,000 25,136
PVH Corp. , 4.63% , 7/10/2025 50,000 49,176
Ralph Lauren Corp.
3.75%, 9/15/2025 50,000 48,730
2.95%, 6/15/2030 110,000 96,240
Ross Stores, Inc. , 0.88% , 4/15/2026 15,000 13,730
Sands China Ltd.
2.30%, 3/08/2027 200,000 179,964
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.6% (continued)
Sands China Ltd. (continued)
5.40%, 8/08/2028 450,000 436,325
Southwest Airlines Co.
5.25%, 5/04/2025 164,000 162,982
5.13%, 6/15/2027 175,000 172,545
2.63%, 2/10/2030 75,000 63,594
Starbucks Corp.
2.45%, 6/15/2026 300,000 282,129
2.00%, 3/12/2027 120,000 109,553
4.00%, 11/15/2028 43,000 40,938
3.55%, 8/15/2029 101,000 93,383
4.80%, 2/15/2033
(a)
165,000 158,249
3.75%, 12/01/2047 150,000 110,649
4.45%, 8/15/2049 40,000 32,602
3.35%, 3/12/2050 40,000 26,804
3.50%, 11/15/2050 202,000 140,837
Tapestry, Inc.
7.05%, 11/27/2025 50,000 50,776
7.00%, 11/27/2026 50,000 50,929
7.85%, 11/27/2033 50,000 52,304
Target Corp.
2.50%, 4/15/2026 80,000 76,397
3.38%, 4/15/2029 273,000 252,907
2.35%, 2/15/2030 40,000 34,398
4.50%, 9/15/2032 100,000 94,836
4.00%, 7/01/2042 134,000 110,358
3.90%, 11/15/2047 58,000 44,756
2.95%, 1/15/2052 20,000 12,671
4.80%, 1/15/2053 165,000 147,152
TJX Cos., Inc. (The)
2.25%, 9/15/2026 200,000 186,955
1.15%, 5/15/2028 10,000 8,564
1.60%, 5/15/2031 102,000 80,673
Toll Brothers Finance Corp.
4.88%, 11/15/2025 148,000 145,775
4.88%, 3/15/2027 15,000 14,658
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 9,994
5.12%, 7/13/2028 25,000 24,996
Toyota Motor Credit Corp.
3.95%, 6/30/2025 65,000 63,929
5.60%, 9/11/2025 10,000 10,035
4.45%, 5/18/2026 15,000 14,753
5.00%, 8/14/2026 45,000 44,699
5.40%, 11/20/2026 50,000 50,080
3.20%, 1/11/2027 25,000 23,693
3.05%, 3/22/2027 130,000 122,396
1.15%, 8/13/2027 20,000 17,569
5.45%, 11/10/2027 520,000 523,578
4.63%, 1/12/2028 200,000 196,253
1.90%, 4/06/2028 20,000 17,685
5.25%, 9/11/2028 80,000 80,020
4.45%, 6/29/2029 70,000 67,663
5.55%, 11/20/2030 50,000 50,491
1.65%, 1/10/2031 100,000 79,447
5.10%, 3/21/2031 350,000 344,903
1.90%, 9/12/2031 168,000 133,304

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.6% (continued)
Tractor Supply Co. , 5.25% , 5/15/2033 15,000 14,663
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025 26,416 25,765
Series 2020-1, Class B, 4.88%, 1/15/2026 161,280 158,157
Series 2018-1, Class AA, 3.50%, 3/01/2030 73,477 66,601
Series 2023-1, Class A, 5.80%, 1/15/2036 165,000 163,867
VF Corp.
2.80%, 4/23/2027 10,000 8,950
2.95%, 4/23/2030 50,000 39,870
Walmart, Inc.
3.05%, 7/08/2026 12,000 11,501
1.05%, 9/17/2026
(a)
65,000 59,242
5.88%, 4/05/2027 77,000 79,165
3.90%, 4/15/2028 15,000 14,461
1.50%, 9/22/2028 60,000 52,055
2.38%, 9/24/2029 3,000 2,640
4.00%, 4/15/2030 105,000 99,990
1.80%, 9/22/2031 81,000 65,270
4.10%, 4/15/2033 775,000 723,837
5.25%, 9/01/2035 70,000 70,713
3.95%, 6/28/2038 10,000 8,744
2.50%, 9/22/2041 100,000 67,771
4.05%, 6/29/2048 98,000 79,983
2.95%, 9/24/2049 200,000 132,291
2.65%, 9/22/2051 285,000 174,924
4.50%, 9/09/2052 129,000 112,007
4.50%, 4/15/2053 90,000 78,360
WarnerMedia Holdings, Inc.
6.41%, 3/15/2026 215,000 215,046
3.76%, 3/15/2027 220,000 207,297
4.05%, 3/15/2029 275,000 250,781
4.28%, 3/15/2032 35,000 30,171
5.05%, 3/15/2042 575,000 460,978
5.14%, 3/15/2052 255,000 195,211
5.39%, 3/15/2062 295,000 225,825
Whirlpool Corp.
4.75%, 2/26/2029
(a)
145,000 139,627
4.70%, 5/14/2032 13,000 12,029
4.60%, 5/15/2050
(a)
50,000 38,500
WW Grainger, Inc. , 4.20% , 5/15/2047 90,000 73,400
28,064,509
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
3.88%, 9/15/2025 15,000 14,726
3.75%, 11/30/2026 95,000 91,902
1.15%, 1/30/2028 123,000 106,971
4.75%, 11/30/2036 345,000 326,649
6.00%, 4/01/2039 25,000 26,405
4.90%, 11/30/2046 214,000 196,424
AbbVie, Inc.
3.60%, 5/14/2025 90,000 88,271
3.20%, 5/14/2026 75,000 71,927
2.95%, 11/21/2026 500,000 472,131
4.25%, 11/14/2028 200,000 192,746
3.20%, 11/21/2029 145,000 130,815
4.95%, 3/15/2031 500,000 490,637
4.50%, 5/14/2035 100,000 92,317
4.30%, 5/14/2036 472,000 424,568
4.05%, 11/21/2039 150,000 127,102
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
AbbVie, Inc. (continued)
4.40%, 11/06/2042 50,000 43,080
5.35%, 3/15/2044 45,000 43,461
4.85%, 6/15/2044 195,000 176,664
4.75%, 3/15/2045 125,000 111,397
4.70%, 5/14/2045 269,000 237,955
4.25%, 11/21/2049 382,000 311,958
Adventist Health System/West , 3.63% ,
3/01/2049 82,000 57,328
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 47,224
Series 2020, 2.21%, 6/15/2030 15,000 12,633
Aetna, Inc.
6.63%, 6/15/2036 50,000 52,555
4.75%, 3/15/2044 35,000 28,986
3.88%, 8/15/2047 58,000 41,556
Agilent Technologies, Inc.
2.75%, 9/15/2029 100,000 87,996
2.30%, 3/12/2031 47,000 38,563
Ahold Finance USA LLC , 6.88% , 5/01/2029 25,000 26,482
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 78,750
Series 2021, 2.78%, 7/01/2051 280,000 171,237
Allina Health System , Series 2019 , 3.89% ,
4/15/2049 15,000 11,323
Altria Group, Inc.
2.35%, 5/06/2025 60,000 58,025
4.40%, 2/14/2026 10,000 9,796
2.63%, 9/16/2026 31,000 29,028
3.40%, 5/06/2030 150,000 132,974
2.45%, 2/04/2032 120,000 94,741
5.80%, 2/14/2039 75,000 73,125
3.40%, 2/04/2041 215,000 150,238
4.25%, 8/09/2042 270,000 210,373
4.50%, 5/02/2043 40,000 32,045
3.88%, 9/16/2046 265,000 187,328
5.95%, 2/14/2049
(a)
180,000 173,471
4.45%, 5/06/2050 172,000 129,725
4.00%, 2/04/2061 50,000 33,955
American University (The) , Series 2019 ,
3.67% , 4/01/2049 25,000 19,049
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,618
2.60%, 8/19/2026 127,000 119,317
2.20%, 2/21/2027 60,000 55,031
5.15%, 3/02/2028 240,000 237,881
3.00%, 2/22/2029 180,000 162,968
4.05%, 8/18/2029 250,000 235,033
2.45%, 2/21/2030 25,000 21,336
5.25%, 3/02/2030 197,000 195,337
2.30%, 2/25/2031 190,000 156,632
2.00%, 1/15/2032 250,000 196,378
3.35%, 2/22/2032 135,000 117,143
4.20%, 3/01/2033 286,000 258,945
5.60%, 3/02/2043 612,000 590,323
4.40%, 5/01/2045 75,000 61,525
4.56%, 6/15/2048 137,000 113,182
3.38%, 2/21/2050 200,000 136,499
4.66%, 6/15/2051 65,000 54,055

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Amgen, Inc. (continued)
3.00%, 1/15/2052 60,000 37,912
4.20%, 2/22/2052 90,000 69,312
5.65%, 3/02/2053 134,000 128,891
2.77%, 9/01/2053 215,000 124,820
4.40%, 2/22/2062 75,000 57,551
5.75%, 3/02/2063 215,000 205,156
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.70%, 2/01/2036 225,000 209,482
4.90%, 2/01/2046 736,000 663,019
Anheuser-Busch InBev Finance, Inc. , 4.90% ,
2/01/2046 25,000 22,204
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 160,000 145,767
4.90%, 1/23/2031 75,000 74,027
4.38%, 4/15/2038 775,000 686,078
8.20%, 1/15/2039 25,000 31,095
5.45%, 1/23/2039 25,000 24,554
8.00%, 11/15/2039 25,000 30,486
4.35%, 6/01/2040 100,000 86,189
4.95%, 1/15/2042 25,000 22,940
4.60%, 4/15/2048 35,000 30,197
5.55%, 1/23/2049 100,000 98,504
4.50%, 6/01/2050 150,000 128,916
5.80%, 1/23/2059 545,000 553,599
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,465
4.54%, 3/26/2042 87,000 74,934
3.75%, 9/15/2047 25,000 18,160
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 39,306
3.95%, 11/15/2046 26,000 20,809
4.85%, 11/15/2053 25,000 22,535
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 68,985
4.80%, 2/26/2027 250,000 247,024
4.88%, 3/03/2028 175,000 172,898
1.75%, 5/28/2028 160,000 139,861
AstraZeneca PLC
3.38%, 11/16/2025 785,000 761,855
0.70%, 4/08/2026 150,000 137,491
3.13%, 6/12/2027 90,000 84,740
6.45%, 9/15/2037 125,000 135,717
4.00%, 9/18/2042 50,000 40,941
4.38%, 11/16/2045 75,000 63,122
Avery Dennison Corp. , 4.88% , 12/06/2028 130,000 126,532
Baptist Healthcare System Obligated Group ,
Series 20B , 3.54% , 8/15/2050 117,000 81,434
BAT Capital Corp.
3.22%, 9/06/2026 40,000 37,858
4.70%, 4/02/2027 20,000 19,506
3.56%, 8/15/2027 14,000 13,132
2.26%, 3/25/2028 25,000 21,975
2.73%, 3/25/2031 700,000 578,343
4.39%, 8/15/2037 20,000 16,414
3.73%, 9/25/2040 50,000 36,200
4.54%, 8/15/2047 120,000 89,630
4.76%, 9/06/2049 65,000 50,034
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
BAT Capital Corp. (continued)
5.28%, 4/02/2050 50,000 41,379
5.65%, 3/16/2052 200,000 174,120
7.08%, 8/02/2053 40,000 41,903
BAT International Finance PLC
1.67%, 3/25/2026 30,000 27,856
5.93%, 2/02/2029 270,000 272,501
Baxalta, Inc. , 4.00% , 6/23/2025 30,000 29,432
Baxter International, Inc.
1.92%, 2/01/2027 170,000 154,082
2.27%, 12/01/2028 30,000 25,964
2.54%, 2/01/2032 125,000 100,089
3.13%, 12/01/2051 25,000 15,350
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 128,144
4.69%, 2/13/2028 435,000 422,973
2.82%, 5/20/2030 20,000 17,217
1.96%, 2/11/2031 120,000 95,964
4.67%, 6/06/2047 85,000 72,034
3.79%, 5/20/2050 28,000 20,521
Biogen, Inc.
4.05%, 9/15/2025 210,000 205,233
2.25%, 5/01/2030 75,000 61,927
5.20%, 9/15/2045 45,000 40,237
3.15%, 5/01/2050 175,000 109,820
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,095
3.70%, 3/15/2032 100,000 86,859
Block Financial LLC , 5.25% , 10/01/2025 20,000 19,789
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 220,000 199,410
Series 20-2, 2.10%, 6/01/2031 120,000 95,738
Series 20-2, 3.21%, 6/01/2050 25,000 16,504
Boston Scientific Corp.
1.90%, 6/01/2025 50,000 48,070
2.65%, 6/01/2030 25,000 21,511
4.70%, 3/01/2049 80,000 69,442
Bristol-Myers Squibb Co.
4.95%, 2/20/2026 300,000 298,031
3.20%, 6/15/2026 200,000 191,536
1.13%, 11/13/2027 150,000 130,616
3.90%, 2/20/2028 100,000 95,492
4.90%, 2/22/2029 200,000 197,102
1.45%, 11/13/2030 10,000 7,890
5.10%, 2/22/2031 200,000 196,888
2.95%, 3/15/2032 100,000 84,547
5.20%, 2/22/2034 200,000 195,972
4.13%, 6/15/2039 250,000 211,046
2.35%, 11/13/2040 20,000 12,913
3.55%, 3/15/2042 510,000 388,144
4.35%, 11/15/2047 100,000 81,342
4.55%, 2/20/2048 28,000 23,535
4.25%, 10/26/2049 265,000 212,302
2.55%, 11/13/2050
(a)
125,000 71,983
3.70%, 3/15/2052 190,000 136,466
3.90%, 3/15/2062 110,000 78,076
5.65%, 2/22/2064 150,000 143,756

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Brown University, in Providence in the State
of Rhode Island & Providence Plantations ,
Series A , 2.92% , 9/01/2050 230,000 149,111
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 65,000 61,719
3.75%, 9/25/2027 109,000 103,080
California Endowment (The) , Series 2021 ,
2.50% , 4/01/2051 100,000 58,993
California Institute of Technology , 4.70% ,
11/01/2111 35,000 28,646
Campbell Soup Co.
5.20%, 3/21/2029 400,000 394,262
2.38%, 4/24/2030 29,000 24,385
5.40%, 3/21/2034 400,000 389,600
3.13%, 4/24/2050 15,000 9,407
Cardinal Health, Inc.
3.75%, 9/15/2025 19,000 18,518
4.60%, 3/15/2043 25,000 20,807
4.50%, 11/15/2044 110,000 89,239
4.90%, 9/15/2045 90,000 76,888
Cencora, Inc.
3.45%, 12/15/2027 50,000 46,844
2.80%, 5/15/2030 75,000 64,990
4.30%, 12/15/2047 50,000 40,957
Centene Corp.
4.25%, 12/15/2027 190,000 179,124
2.45%, 7/15/2028 275,000 240,068
3.00%, 10/15/2030 50,000 41,873
2.50%, 3/01/2031 20,000 16,078
2.63%, 8/01/2031 165,000 132,252
Children's Hospital , Series 2020 , 2.93% ,
7/15/2050 50,000 31,208
Children's Hospital of Philadelphia (The) ,
Series 2020 , 2.70% , 7/01/2050 10,000 6,170
Cigna Group (The)
4.13%, 11/15/2025 155,000 151,808
4.50%, 2/25/2026 69,000 67,834
1.25%, 3/15/2026 27,000 24,947
3.40%, 3/01/2027 105,000 99,451
3.05%, 10/15/2027 50,000 46,325
4.38%, 10/15/2028 25,000 23,905
2.40%, 3/15/2030 131,000 110,452
2.38%, 3/15/2031 322,000 263,115
5.40%, 3/15/2033 250,000 245,575
5.25%, 2/15/2034 200,000 192,863
3.88%, 10/15/2047 150,000 110,782
3.40%, 3/15/2050 120,000 79,898
3.40%, 3/15/2051 125,000 82,886
5.60%, 2/15/2054 300,000 282,888
City of Hope (The) , Series 2013 , 5.62% ,
11/15/2043 135,000 128,921
Clorox Co. (The)
3.10%, 10/01/2027 135,000 125,703
1.80%, 5/15/2030 80,000 65,235
4.60%, 5/01/2032 75,000 71,026
Coca-Cola Co. (The)
1.45%, 6/01/2027 363,000 326,675
1.65%, 6/01/2030 200,000 164,230
2.00%, 3/05/2031 40,000 32,894
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Coca-Cola Co. (The) (continued)
1.38%, 3/15/2031 55,000 43,313
2.25%, 1/05/2032
(a)
85,000 70,172
2.50%, 6/01/2040 120,000 82,429
2.60%, 6/01/2050 350,000 213,008
3.00%, 3/05/2051 30,000 19,887
2.50%, 3/15/2051 135,000 79,670
Coca-Cola Femsa SAB de CV , 2.75% ,
1/22/2030 50,000 43,202
Colgate-Palmolive Co.
3.10%, 8/15/2027 250,000 236,142
4.60%, 3/01/2028 50,000 49,490
4.60%, 3/01/2033 35,000 33,814
3.70%, 8/01/2047 125,000 97,189
CommonSpirit Health
6.07%, 11/01/2027 10,000 10,199
3.35%, 10/01/2029 60,000 54,074
2.78%, 10/01/2030 100,000 84,755
3.91%, 10/01/2050 145,000 106,470
Community Health Network, Inc. , Series 20-A ,
3.10% , 5/01/2050 65,000 41,398
ConAgra Brands, Inc.
4.60%, 11/01/2025 50,000 49,118
5.30%, 10/01/2026 10,000 9,930
5.40%, 11/01/2048 55,000 49,364
Constellation Brands, Inc.
4.40%, 11/15/2025 120,000 117,721
4.75%, 12/01/2025 40,000 39,416
4.65%, 11/15/2028 50,000 48,340
3.15%, 8/01/2029 25,000 22,310
2.25%, 8/01/2031 150,000 120,036
4.50%, 5/09/2047 105,000 85,100
5.25%, 11/15/2048 180,000 162,670
3.75%, 5/01/2050 65,000 46,621
Cottage Health Obligated Group , Series 2020 ,
3.30% , 11/01/2049 25,000 17,288
CVS Health Corp.
2.88%, 6/01/2026 72,000 68,177
3.00%, 8/15/2026 10,000 9,458
1.30%, 8/21/2027 270,000 236,314
4.30%, 3/25/2028 23,000 22,060
3.25%, 8/15/2029 307,000 275,350
5.13%, 2/21/2030 50,000 48,912
3.75%, 4/01/2030 15,000 13,615
5.25%, 1/30/2031 200,000 196,278
1.88%, 2/28/2031 70,000 55,454
2.13%, 9/15/2031 150,000 118,868
5.25%, 2/21/2033 138,000 133,304
5.30%, 6/01/2033 1,000,000 967,760
4.88%, 7/20/2035 100,000 91,879
4.78%, 3/25/2038 120,000 105,605
6.13%, 9/15/2039 35,000 34,642
4.13%, 4/01/2040 20,000 15,967
5.13%, 7/20/2045 53,000 45,962
5.05%, 3/25/2048 165,000 140,801
4.25%, 4/01/2050 200,000 151,778
5.63%, 2/21/2053 260,000 239,908
5.88%, 6/01/2053 25,000 23,840

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Danaher Corp.
2.60%, 10/01/2050
(a)
94,000 55,774
2.80%, 12/10/2051 95,000 58,213
DENTSPLY SIRONA, Inc. , 3.25% , 6/01/2030 50,000 43,116
DH Europe Finance II Sarl , 3.25% ,
11/15/2039 129,000 98,728
Diageo Capital PLC
5.38%, 10/05/2026 200,000 200,153
5.63%, 10/05/2033 200,000 203,617
Dignity Health
4.50%, 11/01/2042 125,000 102,423
5.27%, 11/01/2064 70,000 61,779
Duke University , Series 2020 , 2.83% ,
10/01/2055 25,000 15,592
Elevance Health, Inc.
1.50%, 3/15/2026 200,000 185,842
4.10%, 3/01/2028 15,000 14,365
2.88%, 9/15/2029 200,000 176,342
2.25%, 5/15/2030 125,000 104,306
2.55%, 3/15/2031 20,000 16,621
5.50%, 10/15/2032 50,000 49,788
4.75%, 2/15/2033 750,000 708,069
6.38%, 6/15/2037 10,000 10,439
4.63%, 5/15/2042 35,000 30,323
4.65%, 8/15/2044 89,000 75,724
4.38%, 12/01/2047 48,000 38,779
4.55%, 3/01/2048 133,000 110,307
3.60%, 3/15/2051 50,000 35,092
Eli Lilly & Co.
4.50%, 2/09/2027 200,000 197,104
5.50%, 3/15/2027 25,000 25,365
3.10%, 5/15/2027 65,000 61,386
3.38%, 3/15/2029 165,000 153,461
4.70%, 2/09/2034 100,000 95,766
2.25%, 5/15/2050 150,000 85,129
4.88%, 2/27/2053 70,000 63,934
5.00%, 2/09/2054 200,000 186,207
2.50%, 9/15/2060 190,000 103,237
5.10%, 2/09/2064 200,000 185,953
Emory University , Series 2020 , 2.14% ,
9/01/2030 15,000 12,522
Equifax, Inc.
2.60%, 12/15/2025 70,000 66,564
5.10%, 6/01/2028 10,000 9,824
2.35%, 9/15/2031 100,000 80,174
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 15,000 14,195
4.38%, 5/15/2028
(a)
15,000 14,582
4.65%, 5/15/2033
(a)
10,000 9,491
4.38%, 6/15/2045 100,000 82,561
3.13%, 12/01/2049 60,000 39,046
5.15%, 5/15/2053 74,000 68,413
Flowers Foods, Inc. , 2.40% , 3/15/2031 65,000 52,795
Fomento Economico Mexicano SAB de CV ,
3.50% , 1/16/2050 140,000 96,804
Ford Foundation (The) , Series 2020 , 2.42% ,
6/01/2050 50,000 29,186
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 100,000 99,861
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
GE HealthCare Technologies, Inc. (continued)
5.65%, 11/15/2027 250,000 251,258
5.86%, 3/15/2030 245,000 248,210
6.38%, 11/22/2052 50,000 53,369
General Mills, Inc.
3.20%, 2/10/2027 25,000 23,568
4.20%, 4/17/2028 25,000 23,933
5.50%, 10/17/2028 10,000 10,027
2.88%, 4/15/2030 10,000 8,703
4.95%, 3/29/2033
(a)
50,000 47,876
George Washington University (The) , Series
2014 , 4.30% , 9/15/2044 20,000 16,917
Georgetown University (The)
Series B, 4.32%, 4/01/2049 20,000 16,695
Series 20A, 2.94%, 4/01/2050 200,000 129,982
Gilead Sciences, Inc.
3.65%, 3/01/2026 85,000 82,351
2.95%, 3/01/2027 50,000 46,975
1.65%, 10/01/2030 25,000 20,063
5.25%, 10/15/2033 20,000 19,711
2.60%, 10/01/2040 1,050,000 702,294
4.80%, 4/01/2044 100,000 87,875
4.50%, 2/01/2045 35,000 29,426
4.75%, 3/01/2046 257,000 222,782
2.80%, 10/01/2050 65,000 39,607
5.55%, 10/15/2053 80,000 77,734
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 47,826
5.38%, 4/15/2034 200,000 205,833
6.38%, 5/15/2038 270,000 291,890
Global Payments, Inc.
1.20%, 3/01/2026 116,000 107,099
2.15%, 1/15/2027 30,000 27,459
4.95%, 8/15/2027 25,000 24,503
3.20%, 8/15/2029 128,000 112,883
5.30%, 8/15/2029 12,000 11,727
5.40%, 8/15/2032 40,000 38,623
4.15%, 8/15/2049 65,000 47,910
5.95%, 8/15/2052 135,000 129,008
GXO Logistics, Inc.
1.65%, 7/15/2026 242,000 220,712
2.65%, 7/15/2031 50,000 39,637
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 30,272
Series 2020, 2.88%, 9/01/2050 25,000 16,002
4.50%, 7/01/2057 50,000 41,595
Haleon US Capital LLC , 3.38% , 3/24/2029 278,000 253,575
HCA, Inc.
5.88%, 2/15/2026 96,000 96,040
5.25%, 6/15/2026 224,000 221,643
4.50%, 2/15/2027 131,000 126,964
5.20%, 6/01/2028 15,000 14,740
5.63%, 9/01/2028 101,000 100,615
5.88%, 2/01/2029 200,000 201,103
4.13%, 6/15/2029 150,000 139,313
3.63%, 3/15/2032 270,000 232,054
5.50%, 6/01/2033 20,000 19,436
4.38%, 3/15/2042 10,000 7,977
5.50%, 6/15/2047 95,000 85,239

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
HCA, Inc. (continued)
5.25%, 6/15/2049 584,000 504,922
4.63%, 3/15/2052 85,000 66,599
Hershey Co. (The) , 3.13% , 11/15/2049 50,000 33,656
Hormel Foods Corp.
1.80%, 6/11/2030 40,000 32,754
3.05%, 6/03/2051 30,000 19,140
Humana, Inc.
1.35%, 2/03/2027 180,000 160,675
3.95%, 3/15/2027 150,000 143,827
5.75%, 12/01/2028 50,000 50,222
3.70%, 3/23/2029 74,000 68,143
3.13%, 8/15/2029 115,000 102,323
2.15%, 2/03/2032 105,000 81,619
5.88%, 3/01/2033 95,000 94,941
5.95%, 3/15/2034 50,000 50,063
4.63%, 12/01/2042 28,000 23,214
4.80%, 3/15/2047 30,000 24,884
3.95%, 8/15/2049 65,000 47,731
5.50%, 3/15/2053 141,000 128,409
5.75%, 4/15/2054 200,000 188,052
Illumina, Inc.
5.80%, 12/12/2025 115,000 114,831
2.55%, 3/23/2031 150,000 120,792
Indiana University Health, Inc. Obligated
Group , 3.97% , 11/01/2048 337,000 267,897
Inova Health System Foundation , 4.07% ,
5/15/2052 25,000 19,940
Integris Baptist Medical Center, Inc. , Series A ,
3.88% , 8/15/2050 25,000 17,989
J.M. Smucker Co. (The)
5.90%, 11/15/2028 15,000 15,288
2.38%, 3/15/2030 88,000 74,511
6.20%, 11/15/2033 20,000 20,669
2.75%, 9/15/2041 115,000 74,111
6.50%, 11/15/2043 15,000 15,573
6.50%, 11/15/2053 20,000 21,000
JBS USA Lux SA / JBS USA Food Co. / JBS
Luxembourg Sarl
6.75%, 3/15/2034
(b)
35,000 35,666
7.25%, 11/15/2053
(b)
90,000 92,536
JBS USA Lux SA / JBS USA Food Co. / JBS USA
Finance, Inc.
2.50%, 1/15/2027 25,000 22,885
5.13%, 2/01/2028 20,000 19,437
3.00%, 2/02/2029 10,000 8,701
5.50%, 1/15/2030 100,000 96,570
3.75%, 12/01/2031 10,000 8,430
3.00%, 5/15/2032 20,000 15,836
5.75%, 4/01/2033 100,000 95,603
4.38%, 2/02/2052 210,000 145,360
Johns Hopkins University , Series A , 2.81% ,
1/01/2060
(a)
25,000 15,536
Johnson & Johnson
2.45%, 3/01/2026 160,000 152,698
2.95%, 3/03/2027 255,000 241,704
2.90%, 1/15/2028 190,000 177,438
1.30%, 9/01/2030
(a)
305,000 245,832
4.38%, 12/05/2033 50,000 48,158
3.55%, 3/01/2036 133,000 113,369
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Johnson & Johnson (continued)
3.63%, 3/03/2037 135,000 114,322
5.95%, 8/15/2037 75,000 79,909
3.40%, 1/15/2038 275,000 225,200
2.10%, 9/01/2040 300,000 194,653
3.70%, 3/01/2046 450,000 351,639
3.50%, 1/15/2048 85,000 63,535
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 66,043
4.15%, 5/01/2047 140,000 112,823
Series 2021, 3.00%, 6/01/2051 5,000 3,239
Kellanova
3.25%, 4/01/2026 225,000 215,855
4.30%, 5/15/2028 77,000 73,997
2.10%, 6/01/2030 25,000 20,758
5.25%, 3/01/2033 60,000 58,352
4.50%, 4/01/2046 30,000 24,583
Kenvue, Inc.
5.35%, 3/22/2026 15,000 15,010
5.05%, 3/22/2028 120,000 119,622
5.00%, 3/22/2030 230,000 227,291
4.90%, 3/22/2033 215,000 208,231
5.10%, 3/22/2043 95,000 89,608
5.05%, 3/22/2053 105,000 96,870
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,384
3.40%, 11/15/2025 61,000 59,008
2.55%, 9/15/2026 185,000 172,939
4.60%, 5/25/2028 50,000 48,509
3.95%, 4/15/2029 235,000 220,239
3.20%, 5/01/2030 28,000 24,774
5.30%, 3/15/2034 200,000 194,538
4.50%, 11/15/2045 47,000 38,948
3.80%, 5/01/2050 50,000 36,474
4.50%, 4/15/2052
(a)
170,000 138,471
Kimberly-Clark Corp.
3.05%, 8/15/2025 17,000 16,503
1.05%, 9/15/2027 45,000 39,346
3.90%, 5/04/2047 95,000 73,217
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 119,267
3.88%, 5/15/2027 110,000 105,469
4.25%, 3/01/2031 143,000 133,334
6.88%, 1/26/2039 65,000 70,805
5.00%, 6/04/2042 65,000 57,963
5.20%, 7/15/2045 150,000 135,158
4.38%, 6/01/2046 150,000 120,269
4.88%, 10/01/2049 85,000 72,947
5.50%, 6/01/2050 15,000 14,056
Kroger Co. (The)
3.50%, 2/01/2026 40,000 38,629
2.65%, 10/15/2026 25,000 23,458
3.70%, 8/01/2027 124,000 117,756
1.70%, 1/15/2031 175,000 137,665
3.95%, 1/15/2050 175,000 131,099
Laboratory Corp. of America Holdings
1.55%, 6/01/2026 110,000 101,203
2.95%, 12/01/2029 50,000 43,861

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Laboratory Corp. of America Holdings
(continued)
4.70%, 2/01/2045 45,000 38,259
Leland Stanford Junior University (The)
3.65%, 5/01/2048 50,000 39,645
2.41%, 6/01/2050 50,000 30,196
Mass General Brigham, Inc. , Series 2020 ,
3.19% , 7/01/2049 90,000 61,476
Massachusetts Institute of Technology
3.96%, 7/01/2038 25,000 21,998
3.07%, 4/01/2052 200,000 136,860
Mayo Clinic , Series 2016 , 4.13% , 11/15/2052 70,000 56,880
McCormick & Co., Inc.
0.90%, 2/15/2026 40,000 36,896
1.85%, 2/15/2031 15,000 11,921
4.95%, 4/15/2033
(a)
10,000 9,563
McKesson Corp.
0.90%, 12/03/2025 100,000 92,959
1.30%, 8/15/2026 70,000 63,825
4.90%, 7/15/2028 40,000 39,387
5.10%, 7/15/2033 10,000 9,741
Mead Johnson Nutrition Co. , 5.90% ,
11/01/2039 20,000 19,837
MedStar Health, Inc. , Series 20A , 3.63% ,
8/15/2049 25,000 18,122
Medtronic, Inc.
4.38%, 3/15/2035 350,000 321,687
4.63%, 3/15/2045 90,000 79,912
Memorial Health Services , 3.45% ,
11/01/2049 50,000 35,641
Memorial Sloan-Kettering Cancer Center
4.13%, 7/01/2052 5,000 4,014
Series 2015, 4.20%, 7/01/2055 50,000 40,290
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 27,064
4.05%, 5/17/2028 40,000 38,629
1.90%, 12/10/2028 30,000 26,151
3.40%, 3/07/2029 50,000 46,389
4.30%, 5/17/2030 75,000 71,721
1.45%, 6/24/2030 149,000 119,893
2.15%, 12/10/2031 20,000 16,225
4.50%, 5/17/2033
(a)
75,000 70,900
3.90%, 3/07/2039 120,000 100,940
4.15%, 5/18/2043 265,000 220,863
4.90%, 5/17/2044 15,000 13,754
3.70%, 2/10/2045 43,000 32,968
2.45%, 6/24/2050 175,000 101,340
2.75%, 12/10/2051 120,000 73,195
5.00%, 5/17/2053 136,000 124,933
2.90%, 12/10/2061 260,000 151,357
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 166,002
5.00%, 5/01/2042 40,000 35,749
Mondelez International, Inc.
1.50%, 5/04/2025 45,000 43,169
2.63%, 3/17/2027 30,000 27,861
2.75%, 4/13/2030 50,000 43,335
2.63%, 9/04/2050
(a)
130,000 76,795
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 35,000 25,491
4.29%, 9/01/2050 100,000 59,357
Moody's Corp.
3.25%, 1/15/2028 150,000 140,587
4.25%, 8/08/2032 100,000 92,174
4.88%, 12/17/2048 75,000 66,254
Mount Nittany Medical Center Obligated
Group , Series 2022 , 3.80% , 11/15/2052 25,000 18,567
Mount Sinai Hospital
Series 2017, 3.98%, 7/01/2048 20,000 15,483
Series 2019, 3.74%, 7/01/2049 185,000 132,965
Mylan, Inc.
4.55%, 4/15/2028 60,000 57,018
5.20%, 4/15/2048 140,000 110,282
New York & Presbyterian Hospital (The)
4.02%, 8/01/2045 10,000 8,127
Series 2019, 3.95%, 8/01/2119 60,000 41,195
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 19,188
4.26%, 11/01/2047 50,000 39,193
3.81%, 11/01/2049 50,000 35,689
Northwestern University
4.64%, 12/01/2044 65,000 59,333
Series 2017, 3.66%, 12/01/2057 125,000 92,712
Novant Health, Inc. , 2.64% , 11/01/2036 92,000 67,580
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 46,144
3.10%, 5/17/2027 150,000 141,900
2.20%, 8/14/2030 105,000 88,775
4.40%, 5/06/2044 70,000 60,813
NY Society For Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery , Series
2020 , 2.67% , 10/01/2050 200,000 120,874
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 67,117
Series 2020, 3.38%, 7/01/2055 100,000 66,829
Ochsner LSU Health System of North
Louisiana , Series 2021 , 2.51% , 5/15/2031 100,000 68,037
Ohiohealth Corp.
2.83%, 11/15/2041 50,000 35,015
Series 2020, 3.04%, 11/15/2050 30,000 20,608
Orlando Health Obligated Group
4.09%, 10/01/2048 125,000 99,244
3.33%, 10/01/2050 100,000 69,517
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 51,671
2.85%, 10/01/2029 100,000 88,754
4.40%, 6/01/2032
(a)
59,000 55,531
3.25%, 6/01/2050 150,000 100,294
5.25%, 6/01/2062 50,000 45,110
PeaceHealth Obligated Group
Series 2020, 1.38%, 11/15/2025 15,000 13,961
Series 2018, 4.79%, 11/15/2048 85,000 71,576
Series 2020, 3.22%, 11/15/2050 12,000 7,613
PepsiCo, Inc.
3.50%, 7/17/2025 25,000 24,456
5.25%, 11/10/2025 50,000 50,047

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
PepsiCo, Inc. (continued)
4.55%, 2/13/2026
(a)
167,000 165,233
2.85%, 2/24/2026 25,000 24,005
2.38%, 10/06/2026 16,000 14,995
5.13%, 11/10/2026 50,000 49,979
2.63%, 3/19/2027 40,000 37,333
3.00%, 10/15/2027 85,000 79,380
3.60%, 2/18/2028 65,000 61,889
7.00%, 3/01/2029 113,000 122,437
1.40%, 2/25/2031 68,000 53,613
3.50%, 3/19/2040 20,000 15,765
3.60%, 8/13/2042 25,000 19,327
3.45%, 10/06/2046 50,000 36,667
2.88%, 10/15/2049 305,000 197,111
2.75%, 10/21/2051 180,000 111,341
4.20%, 7/18/2052 75,000 61,303
4.65%, 2/15/2053 100,000 88,555
Pfizer Investment Enterprises Pte Ltd.
4.65%, 5/19/2025 50,000 49,615
4.45%, 5/19/2026 50,000 49,142
4.45%, 5/19/2028 490,000 475,391
4.65%, 5/19/2030 50,000 48,341
4.75%, 5/19/2033 85,000 81,045
5.11%, 5/19/2043 50,000 46,591
5.30%, 5/19/2053 850,000 794,911
5.34%, 5/19/2063 70,000 64,156
Pfizer, Inc.
3.60%, 9/15/2028 130,000 122,852
3.45%, 3/15/2029 25,000 23,247
2.63%, 4/01/2030 50,000 43,377
1.70%, 5/28/2030 70,000 57,350
4.00%, 12/15/2036 139,000 121,079
4.10%, 9/15/2038 500,000 431,152
2.55%, 5/28/2040 125,000 84,667
5.60%, 9/15/2040 200,000 198,631
4.30%, 6/15/2043 20,000 16,872
4.13%, 12/15/2046 20,000 16,152
4.00%, 3/15/2049 25,000 19,675
Pharmacia LLC , 6.60% , 12/01/2028 50,000 52,569
Philip Morris International, Inc.
3.38%, 8/11/2025 10,000 9,743
2.75%, 2/25/2026 50,000 47,690
0.88%, 5/01/2026 74,000 67,674
5.13%, 11/17/2027 90,000 89,156
4.88%, 2/15/2028 365,000 358,804
3.13%, 3/02/2028 40,000 36,883
5.25%, 9/07/2028 10,000 9,951
3.38%, 8/15/2029 40,000 36,439
2.10%, 5/01/2030 100,000 82,785
5.38%, 2/15/2033 750,000 734,976
4.38%, 11/15/2041 140,000 115,540
3.88%, 8/21/2042 101,000 77,120
4.13%, 3/04/2043 90,000 70,973
4.88%, 11/15/2043 100,000 86,916
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/01/2032 50,000 39,444
2.86%, 1/01/2052 30,000 18,468
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 39,829
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Pilgrim’s Pride Corp. (continued)
3.50%, 3/01/2032 300,000 247,606
6.25%, 7/01/2033 15,000 14,912
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 32,977
2.85%, 8/11/2027 50,000 46,804
3.00%, 3/25/2030 535,000 481,909
1.20%, 10/29/2030 413,000 327,429
1.95%, 4/23/2031 150,000 123,871
3.50%, 10/25/2047 50,000 37,688
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/01/2026 80,000 74,465
Series 19A, 2.53%, 10/01/2029 110,000 95,006
Series I, 3.74%, 10/01/2047 133,000 97,771
Series A, 3.93%, 10/01/2048 100,000 76,080
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 62,368
4.20%, 6/30/2029 17,000 16,168
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 65,000 51,833
2.80%, 9/15/2050 85,000 49,827
Relx Capital, Inc. , 4.00% , 3/18/2029 145,000 136,980
Revvity, Inc.
3.30%, 9/15/2029 50,000 44,661
2.55%, 3/15/2031 215,000 176,532
3.63%, 3/15/2051 25,000 16,562
Reynolds American, Inc.
5.70%, 8/15/2035 500,000 479,882
6.15%, 9/15/2043 25,000 23,949
5.85%, 8/15/2045 235,000 211,445
Rockefeller Foundation (The) , Series 2020 ,
2.49% , 10/01/2050 50,000 30,095
Royalty Pharma PLC
1.20%, 9/02/2025 180,000 169,508
2.20%, 9/02/2030 40,000 32,494
3.30%, 9/02/2040 400,000 281,704
3.55%, 9/02/2050 70,000 45,148
S&P Global, Inc.
2.45%, 3/01/2027 195,000 180,456
2.70%, 3/01/2029 180,000 160,485
4.25%, 5/01/2029 120,000 114,795
2.50%, 12/01/2029 195,000 169,087
1.25%, 8/15/2030 10,000 7,907
2.90%, 3/01/2032 50,000 42,337
5.25%, 9/15/2033
(b)
15,000 14,866
3.25%, 12/01/2049 183,000 125,037
3.90%, 3/01/2062 100,000 72,608
Seattle Children's Hospital , Series 2021 ,
2.72% , 10/01/2050 25,000 15,316
Sharp HealthCare , Series 20B , 2.68% ,
8/01/2050 45,000 26,775
Shire Acquisitions Investments Ireland DAC ,
3.20% , 9/23/2026 205,000 194,680
Smith & Nephew PLC , 2.03% , 10/14/2030 45,000 36,224
SSM Health Care Corp. , 4.89% , 6/01/2028 250,000 245,137
Stanford Health Care , Series 2018 , 3.80% ,
11/15/2048 40,000 30,672
STERIS Irish FinCo UnLtd. Co.
2.70%, 3/15/2031 150,000 124,777

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
STERIS Irish FinCo UnLtd. Co. (continued)
3.75%, 3/15/2051 30,000 21,254
Stryker Corp.
1.15%, 6/15/2025 285,000 271,010
3.38%, 11/01/2025 265,000 256,586
4.38%, 5/15/2044 185,000 155,982
4.63%, 3/15/2046 55,000 47,463
Sutter Health
Series 2018, 3.70%, 8/15/2028 245,000 229,940
Series 2018, 4.09%, 8/15/2048 190,000 151,476
Series 20A, 3.36%, 8/15/2050 85,000 58,422
SYSCO Corp.
5.75%, 1/17/2029 50,000 50,498
5.95%, 4/01/2030 50,000 51,066
6.00%, 1/17/2034 50,000 51,472
4.85%, 10/01/2045 205,000 176,207
3.30%, 2/15/2050 20,000 13,339
6.60%, 4/01/2050
(a)
20,000 21,715
3.15%, 12/14/2051 100,000 63,699
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 205,000 201,232
3.03%, 7/09/2040 385,000 274,622
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 44,690
4.80%, 11/21/2027 100,000 98,778
1.75%, 10/15/2028 125,000 108,250
4.98%, 8/10/2030 95,000 93,289
4.95%, 11/21/2032 100,000 97,135
5.09%, 8/10/2033 20,000 19,528
5.40%, 8/10/2043 95,000 92,620
4.10%, 8/15/2047 150,000 119,993
Thomas Jefferson University , 3.85% ,
11/01/2057 40,000 28,214
Toledo Hospital (The) , 5.75% , 11/15/2038 150,000 149,006
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 30,802
4.13%, 12/01/2045 45,000 36,972
Trustees of Princeton University (The) , Series
2020 , 2.52% , 7/01/2050 685,000 430,416
Tyson Foods, Inc.
4.00%, 3/01/2026 262,000 254,399
3.55%, 6/02/2027 275,000 259,595
4.35%, 3/01/2029 123,000 116,544
4.88%, 8/15/2034 10,000 9,247
5.15%, 8/15/2044 29,000 25,127
5.10%, 9/28/2048 105,000 89,874
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 93,270
2.90%, 5/05/2027 160,000 150,086
4.88%, 9/08/2028 100,000 99,261
2.13%, 9/06/2029 215,000 185,526
5.00%, 12/08/2033 100,000 97,982
Series 30Y, 2.63%, 8/12/2051 65,000 40,055
UnitedHealth Group, Inc.
3.10%, 3/15/2026 107,000 102,877
3.45%, 1/15/2027 20,000 19,141
3.70%, 5/15/2027 25,000 23,932
2.95%, 10/15/2027 170,000 157,739
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
UnitedHealth Group, Inc. (continued)
5.25%, 2/15/2028 70,000 70,208
3.85%, 6/15/2028 25,000 23,719
3.88%, 12/15/2028 285,000 269,308
4.25%, 1/15/2029 60,000 57,577
4.00%, 5/15/2029 110,000 104,250
2.88%, 8/15/2029 25,000 22,308
2.30%, 5/15/2031 35,000 28,782
4.20%, 5/15/2032 236,000 217,692
4.50%, 4/15/2033 25,000 23,414
4.63%, 7/15/2035 146,000 136,855
5.80%, 3/15/2036 102,000 104,758
6.50%, 6/15/2037 180,000 194,236
6.88%, 2/15/2038 67,000 75,151
3.50%, 8/15/2039 400,000 313,808
5.95%, 2/15/2041 30,000 30,786
3.05%, 5/15/2041 10,000 7,203
4.63%, 11/15/2041 17,000 15,070
3.95%, 10/15/2042 50,000 40,372
4.75%, 7/15/2045 57,000 50,622
4.20%, 1/15/2047 50,000 40,296
3.75%, 10/15/2047 185,000 138,352
4.25%, 6/15/2048 38,000 30,849
4.45%, 12/15/2048 10,000 8,393
3.70%, 8/15/2049 50,000 36,734
3.25%, 5/15/2051 75,000 50,416
4.75%, 5/15/2052 185,000 160,714
5.88%, 2/15/2053 60,000 61,159
5.05%, 4/15/2053 215,000 195,301
5.38%, 4/15/2054 300,000 285,157
3.88%, 8/15/2059 15,000 10,850
3.13%, 5/15/2060 130,000 79,698
4.95%, 5/15/2062 35,000 30,585
6.05%, 2/15/2063 65,000 67,048
5.20%, 4/15/2063 240,000 218,762
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 120,762
2.65%, 1/15/2032 215,000 170,909
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 50,000 37,449
3.00%, 10/01/2052 25,000 16,924
4.00%, 10/01/2053 50,000 40,161
University of Notre Dame du Lac , Series 2015 ,
3.44% , 2/15/2045 30,000 23,612
University of Southern California , Series 2017 ,
3.84% , 10/01/2047 75,000 59,445
UPMC , 5.04% , 5/15/2033 10,000 9,647
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 143,000 137,176
5.25%, 6/15/2046 40,000 31,933
Verisk Analytics, Inc.
4.00%, 6/15/2025 150,000 146,929
5.50%, 6/15/2045 50,000 46,618
3.63%, 5/15/2050 45,000 31,271
Viatris, Inc.
3.85%, 6/22/2040 187,000 132,075
4.00%, 6/22/2050 130,000 84,976
Washington University (The)
Series 2022, 3.52%, 4/15/2054 125,000 91,947

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Washington University (The) (continued)
4.35%, 4/15/2122 25,000 19,109
William Marsh Rice University , 3.57% ,
5/15/2045 15,000 11,779
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/01/2048 230,000 197,797
Series 2021, 3.07%, 3/01/2051 50,000 31,050
Wyeth LLC
6.50%, 2/01/2034 25,000 26,960
5.95%, 4/01/2037 225,000 232,020
Yale University , Series 2020 , 2.40% ,
4/15/2050 50,000 30,108
Yale-New Haven Health Services Corp. , Series
2020 , 2.50% , 7/01/2050 200,000 113,849
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 165,000 158,057
5.75%, 11/30/2039 35,000 33,858
4.45%, 8/15/2045 16,000 13,519
Zoetis, Inc.
3.00%, 9/12/2027 100,000 92,587
4.70%, 2/01/2043 100,000 87,008
3.95%, 9/12/2047 60,000 45,650
4.45%, 8/20/2048 25,000 20,738
75,659,337
Energy – 1.7%
Apache Corp.
4.38%, 10/15/2028 100,000 93,400
4.25%, 1/15/2030 44,000 40,424
6.00%, 1/15/2037 10,000 9,698
5.10%, 9/01/2040 25,000 20,808
5.35%, 7/01/2049 76,000 61,913
Baker Hughes Holdings LLC , 5.13% ,
9/15/2040 34,000 31,857
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 233,343
3.14%, 11/07/2029 115,000 102,732
4.08%, 12/15/2047
(a)
75,000 58,448
Boardwalk Pipelines LP
5.95%, 6/01/2026 145,000 145,349
3.40%, 2/15/2031 15,000 12,894
BP Capital Markets America, Inc.
3.80%, 9/21/2025 54,000 52,854
3.12%, 5/04/2026 86,000 82,338
3.02%, 1/16/2027 115,000 108,606
3.59%, 4/14/2027 35,000 33,394
3.94%, 9/21/2028 145,000 137,955
3.63%, 4/06/2030 10,000 9,223
1.75%, 8/10/2030 110,000 89,656
2.72%, 1/12/2032 250,000 209,348
4.81%, 2/13/2033 50,000 47,822
4.89%, 9/11/2033 25,000 24,028
3.06%, 6/17/2041 180,000 129,310
3.00%, 2/24/2050 200,000 128,233
2.77%, 11/10/2050 65,000 39,384
2.94%, 6/04/2051 104,000 65,124
3.00%, 3/17/2052 75,000 47,426
3.38%, 2/08/2061 200,000 129,502
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
BP Capital Markets PLC
3.28%, 9/19/2027 230,000 215,870
3.72%, 11/28/2028 41,000 38,497
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 240,000 229,437
3.85%, 6/01/2027 33,000 31,401
2.95%, 7/15/2030 186,000 159,821
7.20%, 1/15/2032 15,000 16,159
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 24,625
6.75%, 11/15/2039 2,000 2,104
3.75%, 2/15/2052 80,000 55,463
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 95,000 93,646
2.74%, 12/31/2039 50,000 39,540
Cheniere Energy Partners LP
3.25%, 1/31/2032 117,000 97,581
5.95%, 6/30/2033 75,000 74,809
Chevron Corp.
1.55%, 5/11/2025 75,000 72,135
2.00%, 5/11/2027 275,000 251,264
2.24%, 5/11/2030 35,000 29,810
3.08%, 5/11/2050
(a)
175,000 116,640
Chevron USA, Inc.
0.69%, 8/12/2025 60,000 56,587
1.02%, 8/12/2027 25,000 21,922
3.25%, 10/15/2029 115,000 105,146
CNOOC Petroleum North America ULC
7.88%, 3/15/2032 50,000 58,357
5.88%, 3/10/2035 100,000 104,866
Columbia Pipeline Group, Inc. , 4.50% ,
6/01/2025 150,000 147,471
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 19,477
3.76%, 3/15/2042 550,000 429,657
3.80%, 3/15/2052 135,000 99,255
5.55%, 3/15/2054 80,000 77,528
4.03%, 3/15/2062 195,000 143,623
5.70%, 9/15/2063 15,000 14,711
Coterra Energy, Inc.
3.90%, 5/15/2027 55,000 52,304
4.38%, 3/15/2029 50,000 47,112
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 120,004
5.60%, 4/01/2044 50,000 46,853
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,066
5.25%, 10/15/2027 15,000 14,855
4.50%, 1/15/2030 250,000 235,975
5.60%, 7/15/2041 145,000 133,986
4.75%, 5/15/2042
(a)
175,000 145,555
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 116,700
3.50%, 12/01/2029 71,000 64,479
6.25%, 3/15/2033 47,000 48,566
5.40%, 4/18/2034 300,000 291,961
4.40%, 3/24/2051 100,000 78,955
4.25%, 3/15/2052 65,000 49,922

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
Diamondback Energy, Inc. (continued)
5.90%, 4/18/2064 200,000 190,538
Eastern Gas Transmission & Storage, Inc. ,
4.80% , 11/01/2043 40,000 34,103
Enbridge Energy Partners LP , 5.88% ,
10/15/2025 25,000 25,016
Enbridge, Inc.
1.60%, 10/04/2026 160,000 145,610
5.90%, 11/15/2026 200,000 201,252
4.25%, 12/01/2026 268,000 259,807
5.25%, 4/05/2027 300,000 297,777
5.70%, 3/08/2033 500,000 494,656
5.50%, 12/01/2046 5,000 4,638
4.00%, 11/15/2049 200,000 146,805
Energy Transfer LP
2.90%, 5/15/2025 115,000 111,822
5.95%, 12/01/2025 215,000 215,445
3.90%, 7/15/2026 85,000 81,921
6.05%, 12/01/2026 20,000 20,229
4.20%, 4/15/2027 75,000 72,068
5.50%, 6/01/2027 208,000 206,945
4.95%, 6/15/2028 25,000 24,354
6.10%, 12/01/2028 10,000 10,183
6.40%, 12/01/2030 20,000 20,610
6.55%, 12/01/2033 35,000 36,441
4.90%, 3/15/2035 98,000 89,786
Series 20Y, 5.80%, 6/15/2038 95,000 90,793
6.50%, 2/01/2042 775,000 785,546
5.95%, 10/01/2043 25,000 23,480
5.30%, 4/01/2044 100,000 87,641
5.35%, 5/15/2045 59,000 51,807
5.40%, 10/01/2047 82,000 71,880
6.25%, 4/15/2049 15,000 14,636
5.00%, 5/15/2050 125,000 103,738
ENI USA, Inc. , 7.30% , 11/15/2027 10,000 10,464
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 164,214
4.15%, 10/16/2028 70,000 66,864
2.80%, 1/31/2030 50,000 43,795
5.95%, 2/01/2041 124,000 125,278
4.85%, 8/15/2042 25,000 22,235
4.45%, 2/15/2043 40,000 33,649
4.85%, 3/15/2044 30,000 26,482
5.10%, 2/15/2045 40,000 36,236
4.25%, 2/15/2048 85,000 68,236
4.80%, 2/01/2049 506,000 437,983
4.20%, 1/31/2050 50,000 39,542
3.70%, 1/31/2051 120,000 86,393
3.95%, 1/31/2060 10,000 7,182
EOG Resources, Inc.
4.15%, 1/15/2026 260,000 254,993
4.38%, 4/15/2030 25,000 23,926
4.95%, 4/15/2050 215,000 194,353
EQT Corp.
3.90%, 10/01/2027 70,000 66,008
7.00%, 2/01/2030 286,000 298,675
Equinor ASA
1.75%, 1/22/2026 110,000 103,627
3.00%, 4/06/2027 55,000 51,800
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
Equinor ASA (continued)
5.10%, 8/17/2040 40,000 38,056
4.25%, 11/23/2041 70,000 59,657
3.25%, 11/18/2049 180,000 123,082
3.70%, 4/06/2050 100,000 73,984
Equities Corp. , 5.00% , 1/15/2029 262,000 252,646
Exxon Mobil Corp.
3.04%, 3/01/2026 200,000 192,713
2.28%, 8/16/2026 215,000 201,843
3.29%, 3/19/2027 14,000 13,398
2.44%, 8/16/2029 125,000 110,116
3.48%, 3/19/2030 164,000 150,791
4.23%, 3/19/2040 129,000 112,085
4.11%, 3/01/2046 75,000 61,083
3.10%, 8/16/2049 217,000 144,514
4.33%, 3/19/2050
(a)
180,000 149,571
3.45%, 4/15/2051 288,000 203,692
Halliburton Co.
2.92%, 3/01/2030 104,000 91,170
4.85%, 11/15/2035 148,000 139,412
7.45%, 9/15/2039 60,000 69,360
4.50%, 11/15/2041 25,000 21,153
4.75%, 8/01/2043 55,000 47,719
5.00%, 11/15/2045
(a)
10,000 8,941
Hess Corp.
4.30%, 4/01/2027 125,000 120,960
7.88%, 10/01/2029 30,000 33,281
7.30%, 8/15/2031 25,000 27,476
7.13%, 3/15/2033 20,000 21,900
6.00%, 1/15/2040 80,000 80,226
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 165,000 178,237
7.75%, 3/15/2032 150,000 165,627
6.95%, 1/15/2038 269,000 286,727
6.38%, 3/01/2041 50,000 49,505
5.00%, 8/15/2042 35,000 29,952
5.00%, 3/01/2043 100,000 85,391
5.50%, 3/01/2044 480,000 434,000
5.40%, 9/01/2044 100,000 89,328
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 155,039
2.00%, 2/15/2031 94,000 75,354
4.80%, 2/01/2033 50,000 46,380
5.55%, 6/01/2045 75,000 68,725
5.05%, 2/15/2046 25,000 21,306
3.25%, 8/01/2050 75,000 46,875
3.60%, 2/15/2051 20,000 13,323
5.45%, 8/01/2052 30,000 27,096
Marathon Oil Corp.
4.40%, 7/15/2027 15,000 14,448
6.80%, 3/15/2032 50,000 52,549
6.60%, 10/01/2037 85,000 86,452
5.20%, 6/01/2045 25,000 21,395
Marathon Petroleum Corp.
4.70%, 5/01/2025 150,000 148,461
3.80%, 4/01/2028 88,000 82,888
6.50%, 3/01/2041 10,000 10,365
4.75%, 9/15/2044 50,000 41,907
4.50%, 4/01/2048 90,000 71,374

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
MPLX LP
4.88%, 6/01/2025 95,000 94,086
1.75%, 3/01/2026 15,000 13,985
4.13%, 3/01/2027 495,000 477,176
4.00%, 3/15/2028 150,000 142,205
2.65%, 8/15/2030 200,000 168,683
4.95%, 9/01/2032 115,000 108,456
5.00%, 3/01/2033 100,000 94,151
5.20%, 3/01/2047 50,000 43,708
5.20%, 12/01/2047 100,000 87,120
4.70%, 4/15/2048 20,000 16,331
5.50%, 2/15/2049 70,000 63,502
4.95%, 3/14/2052 100,000 83,508
5.65%, 3/01/2053 50,000 46,130
4.90%, 4/15/2058 10,000 8,003
NOV, Inc. , 3.60% , 12/01/2029 95,000 85,429
Occidental Petroleum Corp.
5.88%, 9/01/2025 41,000 41,000
5.50%, 12/01/2025 10,000 9,937
5.55%, 3/15/2026 40,000 39,815
8.50%, 7/15/2027 60,000 64,227
6.38%, 9/01/2028 10,000 10,224
6.63%, 9/01/2030 110,000 114,032
6.13%, 1/01/2031 35,000 35,466
7.50%, 5/01/2031 15,000 16,326
7.88%, 9/15/2031 292,000 323,970
6.45%, 9/15/2036 30,000 30,887
6.20%, 3/15/2040 190,000 187,768
6.60%, 3/15/2046 115,000 117,897
ONEOK Partners LP , 6.20% , 9/15/2043 15,000 14,819
ONEOK, Inc.
5.85%, 1/15/2026 25,000 25,090
5.00%, 3/01/2026 50,000 49,463
5.55%, 11/01/2026 270,000 269,798
4.00%, 7/13/2027 25,000 23,829
5.65%, 11/01/2028 15,000 15,054
4.35%, 3/15/2029 25,000 23,704
5.80%, 11/01/2030 111,000 111,542
6.35%, 1/15/2031 100,000 103,091
6.05%, 9/01/2033 30,000 30,357
4.25%, 9/15/2046 50,000 37,783
4.20%, 10/03/2047 100,000 74,710
5.20%, 7/15/2048 75,000 65,060
3.95%, 3/01/2050 200,000 141,624
6.63%, 9/01/2053 285,000 297,372
Ovintiv, Inc.
5.65%, 5/15/2025 90,000 89,702
5.38%, 1/01/2026 110,000 109,139
5.65%, 5/15/2028 10,000 9,993
7.20%, 11/01/2031 50,000 53,040
6.25%, 7/15/2033 10,000 10,077
7.10%, 7/15/2053 35,000 37,681
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 9,280
7.15%, 10/01/2033
(a)
10,000 10,405
Phillips 66 Co.
3.55%, 10/01/2026 20,000 19,136
4.95%, 12/01/2027 140,000 138,021
3.90%, 3/15/2028 75,000 70,991
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
Phillips 66 Co. (continued)
2.15%, 12/15/2030 20,000 16,271
4.65%, 11/15/2034 50,000 45,714
4.68%, 2/15/2045 510,000 428,644
4.90%, 10/01/2046 10,000 8,658
3.30%, 3/15/2052 75,000 48,690
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 82,117
2.15%, 1/15/2031 50,000 41,159
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/2025 40,000 39,334
4.50%, 12/15/2026 60,000 58,366
5.15%, 6/01/2042 40,000 34,579
4.90%, 2/15/2045 200,000 165,985
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 150,000 150,227
5.00%, 3/15/2027 325,000 320,276
4.20%, 3/15/2028 100,000 95,285
5.90%, 9/15/2037 40,000 40,172
Schlumberger Finance Canada Ltd. , 1.40% ,
9/17/2025 15,000 14,202
Schlumberger Investment SA
4.50%, 5/15/2028 75,000 73,279
2.65%, 6/26/2030 45,000 38,970
4.85%, 5/15/2033 10,000 9,682
Shell International Finance BV
3.25%, 5/11/2025 215,000 210,299
3.88%, 11/13/2028 214,000 203,492
4.38%, 5/11/2045 160,000 134,176
4.00%, 5/10/2046 746,000 588,510
3.75%, 9/12/2046 35,000 26,575
3.13%, 11/07/2049 110,000 73,001
3.00%, 11/26/2051 235,000 149,320
Spectra Energy Partners LP , 4.50% ,
3/15/2045 145,000 115,888
Suncor Energy, Inc.
6.80%, 5/15/2038 70,000 73,532
6.50%, 6/15/2038 141,000 144,707
4.00%, 11/15/2047 80,000 58,309
3.75%, 3/04/2051 35,000 24,322
Targa Resources Corp.
6.15%, 3/01/2029 50,000 50,913
4.20%, 2/01/2033 15,000 13,245
6.50%, 3/30/2034 50,000 52,122
4.95%, 4/15/2052 200,000 166,664
6.50%, 2/15/2053 150,000 153,818
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
6.50%, 7/15/2027 15,000 15,103
4.88%, 2/01/2031 250,000 234,271
TC PipeLines LP , 3.90% , 5/25/2027 47,000 44,511
Teck Resources Ltd.
6.13%, 10/01/2035 150,000 149,640
6.00%, 8/15/2040 25,000 23,970

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
Texas Eastern Transmission LP , 7.00% ,
7/15/2032 25,000 26,858
Tosco Corp. , 8.13% , 2/15/2030 50,000 56,729
TotalEnergies Capital International SA
3.46%, 2/19/2029 10,000 9,295
2.83%, 1/10/2030 100,000 88,682
2.99%, 6/29/2041 100,000 71,321
3.13%, 5/29/2050 175,000 116,905
TotalEnergies Capital SA , 5.15% , 4/05/2034 500,000 493,310
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 70,000 69,098
6.20%, 3/09/2026 66,000 65,966
4.25%, 5/15/2028 161,000 153,082
4.10%, 4/15/2030 195,000 179,724
4.63%, 3/01/2034 197,000 178,854
5.85%, 3/15/2036 50,000 49,338
4.75%, 5/15/2038 80,000 70,091
6.10%, 6/01/2040 25,000 24,577
5.00%, 10/16/2043 35,000 30,274
4.88%, 5/15/2048 75,000 62,856
5.10%, 3/15/2049 230,000 200,834
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/01/2026 40,000 41,184
4.00%, 3/15/2028 53,000 50,218
3.25%, 5/15/2030 15,000 13,225
4.45%, 8/01/2042 35,000 29,563
Valero Energy Corp.
4.35%, 6/01/2028 250,000 239,995
2.80%, 12/01/2031 207,000 171,729
6.63%, 6/15/2037 26,000 27,468
3.65%, 12/01/2051 80,000 54,217
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 45,960
6.15%, 4/01/2033 50,000 49,933
5.50%, 8/15/2048 50,000 42,166
5.25%, 2/01/2050 60,000 50,865
Williams Cos., Inc. (The)
4.00%, 9/15/2025 120,000 117,285
5.30%, 8/15/2028 20,000 19,825
2.60%, 3/15/2031 175,000 144,895
4.65%, 8/15/2032 100,000 93,405
5.65%, 3/15/2033 10,000 9,927
6.30%, 4/15/2040 379,000 383,783
4.90%, 1/15/2045 50,000 42,566
5.10%, 9/15/2045 100,000 87,887
4.85%, 3/01/2048 85,000 71,674
3.50%, 10/15/2051 80,000 53,539
5.30%, 8/15/2052 50,000 45,106
30,039,749
Financial – 8.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 350,000 343,446
2.45%, 10/29/2026 200,000 184,811
6.10%, 1/15/2027 150,000 151,251
4.63%, 10/15/2027 210,000 202,512
6.15%, 9/30/2030 270,000 273,894
3.40%, 10/29/2033 50,000 40,768
Affiliated Managers Group, Inc.
3.50%, 8/01/2025 75,000 72,892
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Affiliated Managers Group, Inc. (continued)
3.30%, 6/15/2030 67,000 58,423
Aflac, Inc. , 4.75% , 1/15/2049 110,000 95,164
Agree LP , 2.00% , 6/15/2028 140,000 121,207
Air Lease Corp.
3.38%, 7/01/2025 20,000 19,445
Series G, 3.75%, 6/01/2026 200,000 191,938
1.88%, 8/15/2026 200,000 183,292
2.20%, 1/15/2027 25,000 22,795
3.63%, 12/01/2027 173,000 161,259
2.10%, 9/01/2028 25,000 21,518
3.25%, 10/01/2029 25,000 22,196
3.00%, 2/01/2030 45,000 38,987
3.13%, 12/01/2030 402,000 344,212
2.88%, 1/15/2032 23,000 18,904
Aircastle Ltd. , 4.25% , 6/15/2026 408,000 394,329
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027 50,000 47,828
4.90%, 12/15/2030 20,000 19,193
3.38%, 8/15/2031 40,000 34,561
1.88%, 2/01/2033 100,000 73,430
3.00%, 5/18/2051 92,000 54,124
3.55%, 3/15/2052 50,000 32,874
Alleghany Corp. , 3.63% , 5/15/2030 57,000 52,115
Allied World Assurance Co. Holdings Ltd. ,
4.35% , 10/29/2025 34,000 33,159
Allstate Corp. (The)
0.75%, 12/15/2025 35,000 32,383
5.25%, 3/30/2033 215,000 209,722
4.50%, 6/15/2043 50,000 41,970
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 28,851
6.99%, 6/13/2029 15,000 15,318
6.85%, 1/03/2030 30,000 30,302
8.00%, 11/01/2031 40,000 43,329
8.00%, 11/01/2031 220,000 237,308
American Express Co.
3.95%, 8/01/2025 115,000 112,678
4.20%, 11/06/2025 25,000 24,522
4.90%, 2/13/2026 395,000 391,060
3.13%, 5/20/2026 100,000 95,334
1.65%, 11/04/2026 114,000 103,803
2.55%, 3/04/2027 438,000 405,103
5.65%, 4/23/2027 150,000 150,112
3.30%, 5/03/2027 200,000 188,175
5.28%, 7/27/2029 40,000 39,701
5.53%, 4/25/2030 200,000 199,842
4.42%, 8/03/2033 95,000 88,197
5.04%, 5/01/2034 160,000 153,366
5.63%, 7/28/2034 45,000 44,091
5.92%, 4/25/2035 200,000 199,735
4.05%, 12/03/2042 135,000 111,302
American Financial Group, Inc. , 4.50% ,
6/15/2047 50,000 39,445
American Homes 4 Rent LP
3.63%, 4/15/2032 29,000 24,803
3.38%, 7/15/2051 20,000 12,571
American International Group, Inc.
4.20%, 4/01/2028 25,000 23,915

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
American International Group, Inc.
(continued)
3.40%, 6/30/2030 25,000 22,280
5.13%, 3/27/2033 50,000 47,973
4.80%, 7/10/2045 200,000 175,417
American Tower Corp.
1.30%, 9/15/2025 55,000 51,871
1.60%, 4/15/2026 131,000 121,235
3.38%, 10/15/2026 25,000 23,730
3.65%, 3/15/2027 10,000 9,495
5.50%, 3/15/2028 50,000 49,762
5.25%, 7/15/2028 65,000 64,121
5.80%, 11/15/2028 15,000 15,106
3.95%, 3/15/2029 596,000 552,847
3.80%, 8/15/2029 50,000 45,728
2.90%, 1/15/2030 75,000 64,697
2.10%, 6/15/2030 25,000 20,367
1.88%, 10/15/2030 25,000 19,790
2.70%, 4/15/2031 35,000 28,929
2.30%, 9/15/2031 25,000 19,872
5.55%, 7/15/2033 95,000 92,955
5.90%, 11/15/2033 39,000 39,174
3.70%, 10/15/2049 10,000 6,946
3.10%, 6/15/2050 95,000 59,124
2.95%, 1/15/2051 65,000 39,129
Ameriprise Financial, Inc. , 5.70% ,
12/15/2028 50,000 50,575
AON Corp.
4.50%, 12/15/2028 265,000 254,511
3.75%, 5/02/2029 175,000 161,947
2.80%, 5/15/2030 55,000 47,371
AON Corp. / AON Global Holdings PLC
2.85%, 5/28/2027 20,000 18,564
2.05%, 8/23/2031 81,000 64,167
5.00%, 9/12/2032 135,000 129,405
5.35%, 2/28/2033 60,000 58,366
2.90%, 8/23/2051 200,000 119,760
AON Global Ltd. , 3.88% , 12/15/2025 45,000 43,799
Apollo Global Management, Inc. , 6.38% ,
11/15/2033 50,000 52,100
Arch Capital Group Ltd.
7.35%, 5/01/2034 100,000 109,965
3.64%, 6/30/2050 45,000 31,065
Ares Capital Corp.
3.25%, 7/15/2025 222,000 214,173
3.88%, 1/15/2026 110,000 105,924
Ares Management Corp. , 6.38% , 11/10/2028 50,000 51,576
Arthur J Gallagher & Co.
3.50%, 5/20/2051 10,000 6,660
3.05%, 3/09/2052 200,000 119,865
5.75%, 3/02/2053 60,000 56,719
5.75%, 7/15/2054 400,000 380,053
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,003
3.70%, 2/22/2030 155,000 136,417
Assured Guaranty US Holdings, Inc. , 3.60% ,
9/15/2051 50,000 33,865
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 155,978
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Athene Holding Ltd. (continued)
3.95%, 5/25/2051 30,000 21,051
3.45%, 5/15/2052 50,000 31,162
6.25%, 4/01/2054 200,000 194,579
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,450
2.45%, 1/15/2031 20,000 16,724
5.00%, 2/15/2033 50,000 47,880
5.30%, 12/07/2033 300,000 292,668
AXIS Specialty Finance LLC , 3.90% ,
7/15/2029 15,000 14,006
AXIS Specialty Finance PLC , 4.00% ,
12/06/2027 15,000 14,210
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 60,927
2.55%, 10/13/2026 55,000 50,294
Banco Bilbao Vizcaya Argentaria SA , 5.86% ,
9/14/2026 200,000 199,415
Banco Santander SA
1.85%, 3/25/2026 200,000 185,705
4.25%, 4/11/2027 200,000 191,675
5.29%, 8/18/2027 368,000 363,085
1.72%, 9/14/2027 200,000 181,097
5.55%, 3/14/2028 200,000 197,538
4.38%, 4/12/2028 200,000 189,689
5.59%, 8/08/2028 400,000 397,600
3.31%, 6/27/2029 200,000 179,066
5.54%, 3/14/2030 200,000 196,164
2.75%, 12/03/2030 250,800 203,700
6.92%, 8/08/2033 200,000 204,523
Bank of America Corp.
4.45%, 3/03/2026 50,000 48,967
3.50%, 4/19/2026 45,000 43,402
1.32%, 6/19/2026 80,000 76,026
4.83%, 7/22/2026 225,000 222,085
6.22%, 9/15/2026 713,000 720,892
4.25%, 10/22/2026 375,000 362,874
5.08%, 1/20/2027 320,000 316,613
Series N, 1.66%, 3/11/2027 470,000 436,126
3.56%, 4/23/2027 242,000 232,215
1.73%, 7/22/2027 220,000 201,772
5.93%, 9/15/2027 30,000 30,143
3.25%, 10/21/2027 100,000 93,590
Series L, 4.18%, 11/25/2027 205,000 195,969
3.71%, 4/24/2028 143,000 135,384
4.38%, 4/27/2028 390,000 376,901
3.59%, 7/21/2028 150,000 140,945
4.95%, 7/22/2028 100,000 98,081
6.20%, 11/10/2028 319,000 325,603
5.20%, 4/25/2029 130,000 128,036
2.09%, 6/14/2029 125,000 108,739
4.27%, 7/23/2029 154,000 146,069
5.82%, 9/15/2029 200,000 201,172
3.97%, 2/07/2030 436,000 405,009
3.19%, 7/23/2030 150,000 133,202
2.88%, 10/22/2030 240,000 208,673
2.50%, 2/13/2031 300,000 252,323
2.59%, 4/29/2031 225,000 189,024
1.90%, 7/23/2031 200,000 160,129
1.92%, 10/24/2031 65,000 51,665

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Bank of America Corp. (continued)
Series N, 2.65%, 3/11/2032 300,000 247,275
2.69%, 4/22/2032 110,000 90,695
2.30%, 7/21/2032 200,000 159,362
2.57%, 10/20/2032 430,000 346,929
2.97%, 2/04/2033 265,000 218,466
4.57%, 4/27/2033 255,000 235,223
5.02%, 7/22/2033 570,000 544,368
5.29%, 4/25/2034 375,000 361,199
5.87%, 9/15/2034 275,000 275,848
5.47%, 1/23/2035 200,000 194,411
2.48%, 9/21/2036 274,000 214,240
6.11%, 1/29/2037 111,000 112,979
4.24%, 4/24/2038 50,000 43,030
4.08%, 4/23/2040 50,000 41,208
2.68%, 6/19/2041 180,000 121,703
3.31%, 4/22/2042 1,000,000 734,607
4.33%, 3/15/2050 130,000 104,969
4.08%, 3/20/2051 160,000 123,837
2.83%, 10/24/2051 100,000 60,789
Series N, 3.48%, 3/13/2052
(a)
104,000 72,434
2.97%, 7/21/2052 500,000 314,469
Bank of America NA
5.65%, 8/18/2025 250,000 250,401
5.53%, 8/18/2026 315,000 315,759
Bank of Montreal
1.85%, 5/01/2025 124,000 119,519
3.70%, 6/07/2025 45,000 44,080
5.92%, 9/25/2025 25,000 25,118
1.25%, 9/15/2026 66,000 59,830
0.95%, 1/22/2027 120,000 111,012
2.65%, 3/08/2027 104,000 96,450
5.20%, 2/01/2028 10,000 9,937
5.72%, 9/25/2028 200,000 202,103
Bank of Nova Scotia (The)
1.30%, 6/11/2025 30,000 28,628
5.45%, 6/12/2025 80,000 79,819
4.50%, 12/16/2025 20,000 19,558
1.35%, 6/24/2026 185,000 169,651
1.30%, 9/15/2026 297,000 269,352
1.95%, 2/02/2027 255,000 232,502
2.95%, 3/11/2027 110,000 102,869
5.25%, 6/12/2028
(a)
240,000 238,144
4.85%, 2/01/2030 135,000 130,750
BankUnited, Inc. , 4.88% , 11/17/2025 55,000 53,535
Barclays PLC
5.83%, 5/09/2027 200,000 199,314
6.50%, 9/13/2027 200,000 202,276
2.28%, 11/24/2027 280,000 255,639
5.67%, 3/12/2028 200,000 198,421
4.84%, 5/09/2028 564,000 537,792
5.50%, 8/09/2028 225,000 221,737
6.49%, 9/13/2029 200,000 204,387
5.69%, 3/12/2030 400,000 394,984
2.67%, 3/10/2032 50,000 40,540
7.44%, 11/02/2033 310,000 335,387
6.22%, 5/09/2034 180,000 180,423
5.25%, 8/17/2045 120,000 110,081
6.04%, 3/12/2055 200,000 198,466
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032 750,000 640,786
4.40%, 5/15/2042 25,000 22,281
4.20%, 8/15/2048 127,000 105,541
4.25%, 1/15/2049 402,000 338,399
BGC Group, Inc. , 8.00% , 5/25/2028 30,000 31,194
BlackRock, Inc.
3.20%, 3/15/2027 169,000 160,749
2.40%, 4/30/2030 50,000 42,891
Blackstone Private Credit Fund
7.05%, 9/29/2025 150,000 151,317
2.63%, 12/15/2026 35,000 31,774
3.25%, 3/15/2027 28,000 25,704
7.30%, 11/27/2028
(b)
50,000 51,357
Blackstone Secured Lending Fund
2.75%, 9/16/2026 186,000 170,891
2.13%, 2/15/2027 50,000 44,767
Blue Owl Capital Corp.
3.75%, 7/22/2025 170,000 165,014
4.25%, 1/15/2026 200,000 193,186
Blue Owl Capital Corp. II , 8.45% ,
11/15/2026
(b)
50,000 51,011
Blue Owl Capital Corp. III , 3.13% , 4/13/2027 85,000 76,784
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 57,000 52,187
4.70%, 2/08/2027 50,000 47,193
7.95%, 6/13/2028
(b)
10,000 10,242
Blue Owl Technology Finance Corp. , 2.50% ,
1/15/2027 50,000 44,553
Boston Properties LP
3.65%, 2/01/2026 164,000 157,329
4.50%, 12/01/2028 75,000 69,942
3.40%, 6/21/2029 52,000 45,497
2.90%, 3/15/2030 50,000 41,773
3.25%, 1/30/2031 426,000 354,143
2.55%, 4/01/2032 247,000 189,071
6.50%, 1/15/2034 15,000 14,992
BPCE SA , 3.38% , 12/02/2026 250,000 238,424
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 69,140
3.85%, 12/22/2051 195,000 121,850
Brixmor Operating Partnership LP , 2.50% ,
8/16/2031 190,000 152,023
Broadstone NET Lease LLC , 2.60% ,
9/15/2031 30,000 23,299
Brookfield Capital Finance LLC , 6.09% ,
6/14/2033 10,000 10,111
Brookfield Finance LLC / Brookfield Finance,
Inc. , 3.45% , 4/15/2050 280,000 185,404
Brookfield Finance, Inc.
3.90%, 1/25/2028 204,000 193,440
4.85%, 3/29/2029 194,000 188,444
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 47,721
2.38%, 3/15/2031 50,000 40,352
4.95%, 3/17/2052 30,000 24,852
Camden Property Trust
5.85%, 11/03/2026 50,000 50,397

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Camden Property Trust (continued)
4.10%, 10/15/2028 40,000 38,055
2.80%, 5/15/2030 100,000 86,336
3.35%, 11/01/2049 35,000 23,682
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 12,000 12,017
3.45%, 4/07/2027 126,000 119,416
5.00%, 4/28/2028 126,000 123,520
5.99%, 10/03/2028 55,000 55,915
5.26%, 4/08/2029 300,000 295,889
Capital One Financial Corp.
4.20%, 10/29/2025 100,000 97,449
4.99%, 7/24/2026 90,000 88,976
3.75%, 7/28/2026 160,000 153,042
3.75%, 3/09/2027 200,000 189,955
3.65%, 5/11/2027 120,000 113,552
1.88%, 11/02/2027 115,000 104,322
3.80%, 1/31/2028 190,000 178,085
6.31%, 6/08/2029 30,000 30,267
2.36%, 7/29/2032 100,000 75,733
5.27%, 5/10/2033 30,000 28,432
5.82%, 2/01/2034 250,000 242,047
6.38%, 6/08/2034 30,000 30,198
CBOE Global Markets, Inc. , 1.63% ,
12/15/2030 95,000 75,352
CBRE Services, Inc.
4.88%, 3/01/2026 125,000 122,915
5.95%, 8/15/2034 15,000 14,914
Charles Schwab Corp. (The)
3.85%, 5/21/2025 30,000 29,476
0.90%, 3/11/2026 95,000 87,419
1.15%, 5/13/2026 25,000 22,960
5.88%, 8/24/2026 20,000 20,188
2.45%, 3/03/2027 90,000 82,924
3.30%, 4/01/2027 25,000 23,624
2.00%, 3/20/2028 10,000 8,833
4.00%, 2/01/2029 90,000 85,341
5.64%, 5/19/2029 20,000 20,026
2.75%, 10/01/2029 159,000 140,108
6.20%, 11/17/2029 50,000 51,171
2.30%, 5/13/2031 50,000 40,904
5.85%, 5/19/2034 165,000 164,136
6.14%, 8/24/2034 25,000 25,339
Chubb INA Holdings, Inc.
3.35%, 5/03/2026 15,000 14,417
1.38%, 9/15/2030 125,000 99,213
4.35%, 11/03/2045 500,000 418,438
CI Financial Corp.
3.20%, 12/17/2030 215,000 171,458
4.10%, 6/15/2051 85,000 49,849
Cincinnati Financial Corp. , 6.92% , 5/15/2028 100,000 105,306
Citigroup, Inc.
4.40%, 6/10/2025 200,000 196,978
5.50%, 9/13/2025 75,000 74,841
4.60%, 3/09/2026 400,000 391,608
3.40%, 5/01/2026 200,000 191,910
3.20%, 10/21/2026 175,000 165,225
4.30%, 11/20/2026 200,000 193,761
1.12%, 1/28/2027 200,000 184,559
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Citigroup, Inc. (continued)
1.46%, 6/09/2027 115,000 105,292
4.45%, 9/29/2027 435,000 418,486
3.89%, 1/10/2028 140,000 133,836
3.07%, 2/24/2028 850,000 792,740
4.13%, 7/25/2028 122,000 114,816
3.52%, 10/27/2028 155,000 144,541
5.17%, 2/13/2030 300,000 293,476
3.98%, 3/20/2030 144,000 133,400
2.98%, 11/05/2030 418,000 364,024
2.67%, 1/29/2031 200,000 169,796
4.41%, 3/31/2031 270,000 251,783
2.57%, 6/03/2031 410,000 342,793
6.63%, 6/15/2032 145,000 151,672
2.52%, 11/03/2032 135,000 108,164
3.06%, 1/25/2033 370,000 306,426
5.88%, 2/22/2033 40,000 40,403
3.79%, 3/17/2033 225,000 195,653
4.91%, 5/24/2033 180,000 169,034
6.27%, 11/17/2033 45,000 46,228
6.17%, 5/25/2034 245,000 243,435
8.13%, 7/15/2039 125,000 152,732
5.88%, 1/30/2042 55,000 55,498
2.90%, 11/03/2042 150,000 102,370
5.30%, 5/06/2044 190,000 175,377
4.65%, 7/30/2045 210,000 179,763
4.75%, 5/18/2046 15,000 12,590
4.65%, 7/23/2048 30,000 25,633
Citizens Financial Group, Inc.
4.30%, 12/03/2025 20,000 19,414
2.85%, 7/27/2026 205,000 191,726
2.50%, 2/06/2030 50,000 41,222
3.25%, 4/30/2030 150,000 128,849
6.65%, 4/25/2035 300,000 301,439
5.64%, 5/21/2037 150,000 136,675
CME Group, Inc.
3.75%, 6/15/2028 15,000 14,314
5.30%, 9/15/2043 450,000 440,212
CNA Financial Corp.
3.45%, 8/15/2027 10,000 9,356
2.05%, 8/15/2030 50,000 40,801
5.13%, 2/15/2034 200,000 188,443
CNO Financial Group, Inc. , 5.25% , 5/30/2025 250,000 247,876
Commonwealth Bank of Australia
5.50%, 9/12/2025 270,000 270,280
5.32%, 3/13/2026 250,000 250,102
Cooperatieve Rabobank UA
3.38%, 5/21/2025 425,000 415,836
3.75%, 7/21/2026 250,000 238,682
5.75%, 12/01/2043 320,000 310,977
5.25%, 8/04/2045 120,000 111,596
COPT Defense Properties LP , 2.00% ,
1/15/2029 52,000 43,370
Corebridge Financial, Inc.
3.65%, 4/05/2027 220,000 208,391
3.90%, 4/05/2032 20,000 17,440
6.05%, 9/15/2033
(b)
102,000 102,013
4.35%, 4/05/2042 10,000 8,017
4.40%, 4/05/2052 95,000 72,903

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Crown Castle, Inc.
1.35%, 7/15/2025 50,000 47,424
4.45%, 2/15/2026 25,000 24,464
3.70%, 6/15/2026 175,000 167,998
1.05%, 7/15/2026 48,000 43,447
4.80%, 9/01/2028 10,000 9,635
4.30%, 2/15/2029 140,000 131,648
3.10%, 11/15/2029 156,000 136,217
2.25%, 1/15/2031 285,000 229,193
5.10%, 5/01/2033 127,000 119,980
4.00%, 11/15/2049 150,000 110,363
4.15%, 7/01/2050 15,000 11,257
3.25%, 1/15/2051 130,000 83,278
CubeSmart LP , 3.13% , 9/01/2026 100,000 94,355
Deutsche Bank AG
4.10%, 1/13/2026 51,000 49,575
2.31%, 11/16/2027 200,000 181,943
2.55%, 1/07/2028 200,000 182,421
3.55%, 9/18/2031 245,000 210,611
3.73%, 1/14/2032 200,000 164,939
3.74%, 1/07/2033 200,000 161,016
Digital Realty Trust LP
3.70%, 8/15/2027 435,000 411,194
4.45%, 7/15/2028 95,000 90,714
3.60%, 7/01/2029 59,000 53,445
Discover Financial Services
4.10%, 2/09/2027 135,000 128,721
6.70%, 11/29/2032 35,000 35,873
DOC DR, LLC , 3.95% , 1/15/2028 25,000 23,683
Eaton Vance Corp. , 3.50% , 4/06/2027 197,000 186,886
Enstar Group Ltd. , 3.10% , 9/01/2031 50,000 39,962
EPR Properties , 4.50% , 6/01/2027 50,000 47,141
Equinix, Inc.
1.25%, 7/15/2025 275,000 260,063
1.00%, 9/15/2025 80,000 74,832
1.45%, 5/15/2026 135,000 123,928
2.90%, 11/18/2026 29,000 27,083
2.50%, 5/15/2031 122,000 99,463
3.90%, 4/15/2032 50,000 44,157
3.00%, 7/15/2050 249,000 152,162
2.95%, 9/15/2051 55,000 32,821
3.40%, 2/15/2052 70,000 45,955
Equitable Holdings, Inc.
4.35%, 4/20/2028 175,000 166,733
5.00%, 4/20/2048 195,000 168,692
ERP Operating LP
3.38%, 6/01/2025 75,000 73,164
4.15%, 12/01/2028 200,000 190,478
4.50%, 7/01/2044 70,000 57,295
4.00%, 8/01/2047 50,000 37,057
Essex Portfolio LP
2.65%, 3/15/2032 600,000 481,606
2.65%, 9/01/2050 50,000 27,428
Everest Reinsurance Holdings, Inc. , 3.13% ,
10/15/2052 55,000 33,211
Extra Space Storage LP
3.50%, 7/01/2026 72,000 68,747
4.00%, 6/15/2029 125,000 115,436
5.50%, 7/01/2030 10,000 9,867
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Extra Space Storage LP (continued)
2.35%, 3/15/2032 70,000 54,655
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 25,000 23,367
6.00%, 12/07/2033
(b)
200,000 198,790
Federal Realty OP LP
3.20%, 6/15/2029 76,000 67,489
4.50%, 12/01/2044 40,000 31,695
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 70,159
3.40%, 6/15/2030 135,000 117,021
2.45%, 3/15/2031 140,000 111,905
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 141,530
6.36%, 10/27/2028 30,000 30,252
4.77%, 7/28/2030 55,000 51,880
4.34%, 4/25/2033 60,000 53,108
Fifth Third Bank NA , 2.25% , 2/01/2027 350,000 320,965
First American Financial Corp. , 4.00% ,
5/15/2030 25,000 22,140
First Horizon Corp. , 4.00% , 5/26/2025 38,000 37,030
Franklin Resources, Inc. , 1.60% , 10/30/2030 75,000 59,498
FS KKR Capital Corp. , 3.25% , 7/15/2027 160,000 144,031
Globe Life, Inc. , 2.15% , 8/15/2030 49,000 38,170
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/2026 270,000 266,533
5.75%, 6/01/2028 40,000 39,534
5.30%, 1/15/2029 50,000 48,491
4.00%, 1/15/2030 140,000 125,127
3.25%, 1/15/2032 130,000 106,213
6.75%, 12/01/2033 50,000 51,268
Goldman Sachs Bank USA , 5.28% , 3/18/2027 300,000 298,163
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/2025 200,000 196,151
4.25%, 10/21/2025 62,000 60,700
3.75%, 2/25/2026 500,000 484,754
5.80%, 8/10/2026 45,000 44,970
3.50%, 11/16/2026 300,000 285,053
1.09%, 12/09/2026 85,000 78,813
5.95%, 1/15/2027 350,000 353,845
3.85%, 1/26/2027 460,000 441,296
1.43%, 3/09/2027 260,000 240,275
4.39%, 6/15/2027 200,000 194,973
1.54%, 9/10/2027 210,000 190,314
1.95%, 10/21/2027 250,000 228,166
2.64%, 2/24/2028 230,000 212,074
3.69%, 6/05/2028 37,000 34,986
4.48%, 8/23/2028 200,000 193,096
3.81%, 4/23/2029 10,000 9,346
4.22%, 5/01/2029 180,000 170,714
6.48%, 10/24/2029 60,000 61,930
2.60%, 2/07/2030 60,000 51,410
3.80%, 3/15/2030 200,000 182,892
5.73%, 4/25/2030 500,000 501,335
2.62%, 4/22/2032 40,000 32,768
Series D, 2.38%, 7/21/2032 220,000 175,884
2.65%, 10/21/2032 220,000 178,083
3.10%, 2/24/2033 235,000 195,606
6.56%, 10/24/2034 30,000 31,625

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Goldman Sachs Group, Inc. (The) (continued)
6.45%, 5/01/2036 25,000 25,943
6.75%, 10/01/2037 343,000 361,672
4.41%, 4/23/2039 25,000 21,512
6.25%, 2/01/2041 681,000 711,332
3.21%, 4/22/2042 100,000 71,644
2.91%, 7/21/2042 65,000 44,352
3.44%, 2/24/2043 175,000 128,577
4.80%, 7/08/2044 125,000 110,099
5.15%, 5/22/2045 270,000 247,063
4.75%, 10/21/2045 54,000 47,124
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/2026 20,000 19,545
2.50%, 9/01/2030 25,000 20,512
Hartford Financial Services Group, Inc. (The) ,
3.60% , 8/19/2049 290,000 206,155
Healthpeak OP LLC , 5.25% , 12/15/2032 100,000 96,158
Highwoods Realty LP
3.88%, 3/01/2027 55,000 51,527
4.13%, 3/15/2028 60,000 55,455
3.05%, 2/15/2030 50,000 41,309
7.65%, 2/01/2034 50,000 52,530
HSBC Holdings PLC
4.25%, 8/18/2025 200,000 195,468
3.90%, 5/25/2026 200,000 193,215
2.10%, 6/04/2026 220,000 210,845
5.89%, 8/14/2027 275,000 275,175
7.39%, 11/03/2028 200,000 209,665
6.16%, 3/09/2029 400,000 404,666
3.97%, 5/22/2030 200,000 183,259
2.85%, 6/04/2031 700,000 590,417
2.36%, 8/18/2031 344,000 279,599
2.80%, 5/24/2032 250,000 203,995
5.40%, 8/11/2033 200,000 193,011
8.11%, 11/03/2033 250,000 278,488
6.25%, 3/09/2034 250,000 254,996
6.50%, 5/02/2036 200,000 206,090
6.50%, 9/15/2037 400,000 409,703
6.50%, 9/15/2037 160,000 161,087
6.10%, 1/14/2042
(a)
120,000 124,144
6.33%, 3/09/2044 280,000 286,204
Huntington Bancshares, Inc.
4.00%, 5/15/2025 20,000 19,614
6.21%, 8/21/2029 140,000 140,585
5.02%, 5/17/2033 45,000 41,518
2.49%, 8/15/2036 152,000 111,936
ING Groep NV
6.08%, 9/11/2027 295,000 296,422
4.55%, 10/02/2028 220,000 211,570
4.25%, 3/28/2033 100,000 90,191
6.11%, 9/11/2034 370,000 371,682
Intercontinental Exchange, Inc.
3.65%, 5/23/2025 525,000 514,666
3.75%, 12/01/2025 90,000 87,628
3.10%, 9/15/2027 45,000 41,950
4.35%, 6/15/2029 307,000 293,320
4.60%, 3/15/2033 25,000 23,431
2.65%, 9/15/2040 100,000 68,171
4.25%, 9/21/2048 10,000 8,094
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Intercontinental Exchange, Inc. (continued)
3.00%, 6/15/2050 399,000 254,111
4.95%, 6/15/2052 25,000 22,519
3.00%, 9/15/2060 50,000 29,382
5.20%, 6/15/2062 40,000 36,506
Invesco Finance PLC , 3.75% , 1/15/2026 35,000 33,934
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 171,000 148,063
5.45%, 8/15/2030 10,000 9,792
Jackson Financial, Inc. , 4.00% , 11/23/2051 25,000 16,578
Jefferies Financial Group, Inc.
6.45%, 6/08/2027 128,000 130,395
5.88%, 7/21/2028 120,000 119,497
4.15%, 1/23/2030 30,000 27,267
6.25%, 1/15/2036 50,000 49,829
Jones Lang Lasalle, Inc. , 6.88% , 12/01/2028 50,000 51,828
JPMorgan Chase & Co.
7.63%, 10/15/2026 405,000 425,058
1.05%, 11/19/2026 300,000 279,167
4.13%, 12/15/2026 75,000 72,428
3.96%, 1/29/2027 145,000 140,783
1.04%, 2/04/2027 200,000 184,368
1.58%, 4/22/2027 465,000 429,090
8.00%, 4/29/2027 400,000 429,432
4.25%, 10/01/2027 75,000 72,345
6.07%, 10/22/2027 45,000 45,511
3.78%, 2/01/2028 253,000 241,343
2.95%, 2/24/2028 245,000 228,003
5.57%, 4/22/2028 400,000 399,967
4.32%, 4/26/2028 40,000 38,670
4.85%, 7/25/2028 213,000 208,596
3.51%, 1/23/2029 75,000 69,901
4.01%, 4/23/2029 250,000 235,932
4.20%, 7/23/2029 50,000 47,393
5.30%, 7/24/2029 270,000 267,159
6.09%, 10/23/2029 50,000 51,022
4.45%, 12/05/2029 91,000 87,008
5.01%, 1/23/2030 250,000 244,173
3.70%, 5/06/2030 30,000 27,521
4.57%, 6/14/2030 215,000 205,223
2.74%, 10/15/2030 35,000 30,336
4.49%, 3/24/2031 30,000 28,346
2.52%, 4/22/2031 100,000 84,392
2.96%, 5/13/2031 195,000 166,744
1.76%, 11/19/2031 100,000 79,138
1.95%, 2/04/2032 105,000 83,389
2.58%, 4/22/2032 360,000 296,257
2.55%, 11/08/2032 565,000 457,514
2.96%, 1/25/2033 195,000 162,226
4.91%, 7/25/2033 360,000 342,486
5.72%, 9/14/2033
(a)
150,000 149,162
5.35%, 6/01/2034 140,000 136,059
6.25%, 10/23/2034 1,065,000 1,103,289
6.40%, 5/15/2038 157,000 169,327
3.88%, 7/24/2038 240,000 199,775
5.50%, 10/15/2040 153,000 150,581
3.11%, 4/22/2041 95,000 68,999
2.53%, 11/19/2041 50,000 33,063
5.40%, 1/06/2042 115,000 111,655
5.63%, 8/16/2043
(a)
116,000 115,250

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
JPMorgan Chase & Co. (continued)
4.85%, 2/01/2044 50,000 45,164
4.26%, 2/22/2048 250,000 202,147
4.03%, 7/24/2048 390,000 304,393
3.90%, 1/23/2049 200,000 153,292
3.11%, 4/22/2051 100,000 65,643
3.33%, 4/22/2052 315,000 214,093
Kemper Corp.
2.40%, 9/30/2030 25,000 19,688
3.80%, 2/23/2032 45,000 37,135
Keybank NA
4.15%, 8/08/2025
(a)
200,000 194,269
3.40%, 5/20/2026 250,000 234,691
KeyCorp
4.15%, 10/29/2025 35,000 34,031
2.25%, 4/06/2027 40,000 35,754
4.10%, 4/30/2028 50,000 46,389
4.79%, 6/01/2033 30,000 26,589
KfW
3.13%, 6/10/2025 100,000 97,599
0.38%, 7/18/2025 70,000 65,973
0.63%, 1/22/2026 395,000 365,648
5.00%, 3/16/2026 800,000 798,015
3.63%, 4/01/2026 1,200,000 1,167,393
1.00%, 10/01/2026 467,000 424,954
3.75%, 2/15/2028 100,000 96,084
3.88%, 6/15/2028 1,000,000 963,507
0.75%, 9/30/2030 50,000 39,015
4.75%, 10/29/2030 50,000 49,872
4.13%, 7/15/2033 370,000 350,856
0.00%, 4/18/2036
(c)
225,000 125,282
Kilroy Realty LP
4.38%, 10/01/2025 200,000 194,883
2.50%, 11/15/2032 100,000 73,027
6.25%, 1/15/2036 300,000 281,778
Kimco Realty OP LLC
2.80%, 10/01/2026 25,000 23,465
6.40%, 3/01/2034 10,000 10,347
3.70%, 10/01/2049 95,000 64,901
Kite Realty Group LP , 4.00% , 10/01/2026 40,000 37,982
Landwirtschaftliche Rentenbank
Series 40, 0.50%, 5/27/2025
(a)
30,000 28,459
Series G, 1.75%, 7/27/2026 155,000 144,128
Series 44, 3.88%, 6/14/2028 485,000 466,668
Lazard Group LLC
3.63%, 3/01/2027 100,000 94,742
4.50%, 9/19/2028 10,000 9,521
Legg Mason, Inc. , 4.75% , 3/15/2026 25,000 24,666
Lincoln National Corp.
3.40%, 3/01/2032 50,000 41,758
5.85%, 3/15/2034 200,000 192,169
4.35%, 3/01/2048 45,000 33,224
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 195,235
4.72%, 8/11/2026 335,000 329,799
5.99%, 8/07/2027 315,000 315,499
5.87%, 3/06/2029 405,000 405,402
5.68%, 1/05/2035 200,000 195,227
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Lloyds Banking Group PLC (continued)
5.30%, 12/01/2045 100,000 88,771
LPL Holdings, Inc. , 6.75% , 11/17/2028 50,000 51,418
M&T Bank Corp.
4.55%, 8/16/2028 350,000 329,861
6.08%, 3/13/2032 400,000 390,067
Main Street Capital Corp. , 3.00% , 7/14/2026 78,000 73,010
Manulife Financial Corp.
4.15%, 3/04/2026 77,000 75,270
4.06%, 2/24/2032 445,000 421,348
5.38%, 3/04/2046 85,000 79,006
Markel Group, Inc.
5.00%, 4/05/2046 50,000 43,162
4.30%, 11/01/2047 75,000 57,635
4.15%, 9/17/2050 30,000 22,306
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026 170,000 165,310
2.25%, 11/15/2030 50,000 41,624
2.38%, 12/15/2031 210,000 170,467
5.75%, 11/01/2032 60,000 61,327
5.40%, 9/15/2033 10,000 9,971
5.15%, 3/15/2034 200,000 195,093
4.75%, 3/15/2039 25,000 22,684
4.90%, 3/15/2049 25,000 22,027
2.90%, 12/15/2051 50,000 30,379
5.70%, 9/15/2053 176,000 173,456
Mastercard, Inc.
2.95%, 11/21/2026 148,000 140,267
3.30%, 3/26/2027 15,000 14,265
3.50%, 2/26/2028 135,000 127,970
4.88%, 3/09/2028 95,000 94,577
2.95%, 6/01/2029 200,000 180,625
3.35%, 3/26/2030 48,000 43,711
3.65%, 6/01/2049 275,000 206,550
3.85%, 3/26/2050 10,000 7,742
MetLife, Inc.
3.60%, 11/13/2025 370,000 359,903
6.50%, 12/15/2032 50,000 53,680
5.38%, 7/15/2033 20,000 19,865
6.38%, 6/15/2034 100,000 106,011
5.70%, 6/15/2035 200,000 201,503
4.13%, 8/13/2042 95,000 76,782
4.05%, 3/01/2045 70,000 55,091
5.25%, 1/15/2054 85,000 79,044
MGIC Investment Corp. , 5.25% , 8/15/2028 300,000 288,370
MID-America Apartments LP
4.00%, 11/15/2025 35,000 34,157
1.10%, 9/15/2026 50,000 45,140
3.60%, 6/01/2027 50,000 47,459
Mitsubishi UFJ Financial Group, Inc.
1.41%, 7/17/2025 205,000 194,820
1.64%, 10/13/2027 200,000 181,882
2.34%, 1/19/2028 200,000 183,467
3.96%, 3/02/2028 50,000 47,592
4.08%, 4/19/2028 309,000 296,210
5.02%, 7/20/2028 200,000 196,862
5.35%, 9/13/2028 285,000 282,653
5.48%, 2/22/2031 200,000 198,335

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Mitsubishi UFJ Financial Group, Inc.
(continued)
5.13%, 7/20/2033 365,000 353,062
5.47%, 9/13/2033 300,000 296,991
5.41%, 4/19/2034
(a)
200,000 196,974
3.75%, 7/18/2039 355,000 288,913
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 504,680
1.55%, 7/09/2027 200,000 183,083
4.25%, 9/11/2029 75,000 70,917
2.59%, 5/25/2031 50,000 41,888
2.56%, 9/13/2031 335,000 266,138
5.58%, 5/26/2035 250,000 243,424
Morgan Stanley
4.00%, 7/23/2025 172,000 168,689
5.00%, 11/24/2025 250,000 247,367
4.68%, 7/17/2026 225,000 222,001
3.13%, 7/27/2026 250,000 237,639
6.25%, 8/09/2026 100,000 101,535
Series G, 4.35%, 9/08/2026 195,000 189,531
0.99%, 12/10/2026 495,000 458,472
3.63%, 1/20/2027 225,000 215,014
3.95%, 4/23/2027 125,000 119,733
1.59%, 5/04/2027 300,000 276,433
1.51%, 7/20/2027 330,000 301,286
5.65%, 4/13/2028 100,000 100,171
3.59%, 7/22/2028 315,000 296,354
6.30%, 10/18/2028 55,000 56,151
Series G, 3.77%, 1/24/2029 368,000 345,482
5.16%, 4/20/2029 245,000 241,048
5.45%, 7/20/2029 45,000 44,706
6.41%, 11/01/2029 200,000 206,202
4.43%, 1/23/2030 125,000 118,896
5.66%, 4/18/2030 150,000 150,136
Series G, 2.70%, 1/22/2031 184,000 157,462
3.62%, 4/01/2031 125,000 112,259
1.79%, 2/13/2032 800,000 623,337
7.25%, 4/01/2032 150,000 167,362
1.93%, 4/28/2032 310,000 242,446
2.24%, 7/21/2032 54,000 42,914
2.51%, 10/20/2032 327,000 262,999
2.94%, 1/21/2033 215,000 177,314
4.89%, 7/20/2033 160,000 150,547
6.34%, 10/18/2033 235,000 243,900
5.25%, 4/21/2034 207,000 198,799
6.63%, 11/01/2034 45,000 47,545
5.83%, 4/19/2035 150,000 150,240
2.48%, 9/16/2036 20,000 15,443
5.30%, 4/20/2037 255,000 238,792
3.97%, 7/22/2038 300,000 246,334
4.46%, 4/22/2039 210,000 183,158
3.22%, 4/22/2042 40,000 28,959
6.38%, 7/24/2042 80,000 86,216
4.30%, 1/27/2045 125,000 104,004
4.38%, 1/22/2047 29,000 24,038
2.80%, 1/25/2052 245,000 149,390
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 31,860
1.65%, 1/15/2031 55,000 43,106
2.50%, 12/21/2040 25,000 15,964
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
NASDAQ, Inc. (continued)
3.25%, 4/28/2050 140,000 91,230
3.95%, 3/07/2052 50,000 36,250
6.10%, 6/28/2063 50,000 50,060
National Australia Bank Ltd. , 5.20% ,
5/13/2025 250,000 249,271
National Health Investors, Inc. , 3.00% ,
2/01/2031 95,000 75,999
NatWest Group PLC
7.47%, 11/10/2026 325,000 332,551
1.64%, 6/14/2027 310,000 283,987
5.08%, 1/27/2030 225,000 217,300
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 9,805
3.50%, 4/15/2051 25,000 16,905
3.00%, 4/15/2052 70,000 42,214
Nomura Holdings, Inc.
2.33%, 1/22/2027 200,000 182,700
6.07%, 7/12/2028 235,000 237,497
2.61%, 7/14/2031 200,000 161,502
3.00%, 1/22/2032 395,000 323,975
Northern Trust Corp.
3.95%, 10/30/2025 75,000 73,228
4.00%, 5/10/2027 95,000 91,731
3.15%, 5/03/2029 63,000 57,534
1.95%, 5/01/2030 25,000 20,730
3.38%, 5/08/2032 60,000 55,723
6.13%, 11/02/2032 45,000 46,315
Oaktree Strategic Credit Fund , 8.40% ,
11/14/2028
(b)
50,000 52,191
Oesterreichische Kontrollbank AG
4.13%, 1/20/2026
(a)
190,000 186,547
5.00%, 10/23/2026 600,000 598,850
Old Republic International Corp.
3.88%, 8/26/2026 70,000 67,154
3.85%, 6/11/2051 30,000 20,658
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,383
4.75%, 1/15/2028 25,000 23,714
3.63%, 10/01/2029 115,000 100,482
ORIX Corp. , 4.00% , 4/13/2032 150,000 135,684
PartnerRe Finance B LLC , 3.70% , 7/02/2029 133,000 124,044
PNC Bank NA
4.20%, 11/01/2025 295,000 287,647
2.70%, 10/22/2029 75,000 63,983
PNC Financial Services Group, Inc. (The)
5.81%, 6/12/2026 85,000 85,010
2.60%, 7/23/2026 180,000 169,240
4.76%, 1/26/2027 200,000 197,051
3.15%, 5/19/2027 113,000 106,072
6.62%, 10/20/2027 30,000 30,643
5.35%, 12/02/2028 115,000 113,975
3.45%, 4/23/2029 58,000 52,903
5.58%, 6/12/2029 45,000 44,797
2.55%, 1/22/2030 265,000 226,314
4.63%, 6/06/2033 50,000 45,699
5.07%, 1/24/2034 215,000 202,362
5.94%, 8/18/2034 95,000 94,831

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
PNC Financial Services Group, Inc. (The)
(continued)
6.88%, 10/20/2034 50,000 53,100
Primerica, Inc. , 2.80% , 11/19/2031 50,000 40,740
Principal Financial Group, Inc.
3.10%, 11/15/2026 189,000 178,324
4.30%, 11/15/2046 200,000 159,510
Private Export Funding Corp. , Series PP ,
1.40% , 7/15/2028 50,000 43,255
Progressive Corp. (The)
4.00%, 3/01/2029 31,000 29,347
4.13%, 4/15/2047 230,000 184,359
4.20%, 3/15/2048 105,000 85,517
ProLogis LP
3.25%, 10/01/2026 114,000 108,460
4.88%, 6/15/2028 15,000 14,770
2.88%, 11/15/2029 144,000 127,112
1.75%, 2/01/2031 10,000 7,944
5.13%, 1/15/2034 250,000 241,467
5.25%, 6/15/2053 250,000 229,799
5.25%, 3/15/2054 300,000 273,977
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 36,507
3.44%, 10/15/2028 65,000 55,040
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 48,387
4.60%, 5/15/2044 12,000 10,197
3.91%, 12/07/2047 100,000 74,888
4.42%, 3/27/2048 20,000 16,254
3.94%, 12/07/2049 173,000 128,556
3.70%, 3/13/2051 105,000 75,232
Public Storage Operating Co.
0.88%, 2/15/2026 94,000 86,774
1.50%, 11/09/2026 30,000 27,311
1.95%, 11/09/2028 500,000 432,731
3.39%, 5/01/2029 105,000 96,146
2.25%, 11/09/2031 14,000 11,227
5.10%, 8/01/2033 46,000 44,603
Radian Group, Inc. , 4.88% , 3/15/2027 75,000 72,171
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 329,601
4.95%, 7/15/2046 33,000 28,874
Rayonier LP , 2.75% , 5/17/2031 65,000 52,475
Realty Income Corp.
4.63%, 11/01/2025 25,000 24,644
5.05%, 1/13/2026 267,000 265,508
3.00%, 1/15/2027 50,000 46,920
3.95%, 8/15/2027 60,000 57,324
3.40%, 1/15/2028 50,000 46,564
3.25%, 6/15/2029 151,000 136,569
4.00%, 7/15/2029 119,000 110,920
3.40%, 1/15/2030 110,000 98,076
3.20%, 2/15/2031 10,000 8,595
2.70%, 2/15/2032 25,000 20,302
4.90%, 7/15/2033 60,000 56,278
4.65%, 3/15/2047 171,000 143,839
Regency Centers LP
2.95%, 9/15/2029 25,000 21,985
3.70%, 6/15/2030 10,000 8,999
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Regency Centers LP (continued)
4.40%, 2/01/2047 25,000 19,520
4.65%, 3/15/2049 65,000 52,833
Regions Financial Corp. , 1.80% , 8/12/2028 47,000 39,954
Reinsurance Group of America, Inc. , 3.90% ,
5/15/2029 150,000 139,257
RenaissanceRe Finance, Inc. , 3.45% ,
7/01/2027 215,000 200,887
RenaissanceRe Holdings Ltd. , 5.75% ,
6/05/2033 15,000 14,629
Rexford Industrial Realty LP , 2.15% ,
9/01/2031 50,000 39,106
Royal Bank of Canada
1.15%, 6/10/2025
(a)
353,000 336,582
Series G, 0.88%, 1/20/2026 200,000 185,511
1.20%, 4/27/2026 110,000 101,238
Series G, 5.20%, 7/20/2026 25,000 24,893
3.63%, 5/04/2027 80,000 76,083
Series G, 4.24%, 8/03/2027
(a)
100,000 96,646
6.00%, 11/01/2027 200,000 203,873
Series G, 5.20%, 8/01/2028
(a)
235,000 233,656
Series G, 2.30%, 11/03/2031 245,000 197,617
3.88%, 5/04/2032 36,000 32,241
Series G, 5.00%, 2/01/2033
(a)
50,000 48,165
Sabra Health Care LP
5.13%, 8/15/2026 100,000 97,865
3.90%, 10/15/2029 50,000 44,252
Safehold GL Holdings LLC , 2.80% , 6/15/2031 60,000 49,068
Santander Holdings USA, Inc.
3.45%, 6/02/2025 200,000 194,138
4.50%, 7/17/2025 140,000 137,301
3.24%, 10/05/2026 275,000 257,843
4.40%, 7/13/2027 50,000 47,884
2.49%, 1/06/2028 80,000 72,483
6.50%, 3/09/2029 135,000 136,151
6.57%, 6/12/2029 10,000 10,145
7.66%, 11/09/2031 50,000 53,437
Santander UK Group Holdings PLC
1.67%, 6/14/2027 250,000 228,142
2.47%, 1/11/2028 200,000 182,063
2.90%, 3/15/2032 125,000 102,916
Simon Property Group LP
3.50%, 9/01/2025 272,000 264,900
3.30%, 1/15/2026 161,000 155,029
3.25%, 11/30/2026 34,000 32,242
1.38%, 1/15/2027 200,000 179,819
3.38%, 6/15/2027 48,000 45,288
3.38%, 12/01/2027 15,000 14,029
1.75%, 2/01/2028 17,000 14,924
2.45%, 9/13/2029 100,000 86,007
2.65%, 7/15/2030 15,000 12,803
2.20%, 2/01/2031 276,000 223,437
5.50%, 3/08/2033 30,000 29,614
6.25%, 1/15/2034 50,000 51,688
4.75%, 3/15/2042 70,000 60,448
3.25%, 9/13/2049 72,000 47,139
6.65%, 1/15/2054 50,000 53,668

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Sixth Street Specialty Lending, Inc. , 2.50% ,
8/01/2026 110,000 101,257
State Street Corp.
3.55%, 8/18/2025 215,000 209,937
5.27%, 8/03/2026 25,000 24,934
1.68%, 11/18/2027 126,000 115,123
5.68%, 11/21/2029 50,000 50,484
2.20%, 3/03/2031 445,000 361,128
2.62%, 2/07/2033 20,000 16,281
4.16%, 8/04/2033 50,000 45,176
5.16%, 5/18/2034 50,000 48,294
3.03%, 11/01/2034 375,000 326,350
6.12%, 11/21/2034 50,000 50,826
Stewart Information Services Corp. , 3.60% ,
11/15/2031 135,000 109,853
STORE Capital Corp.
4.63%, 3/15/2029 115,000 106,890
2.75%, 11/18/2030 20,000 15,945
2.70%, 12/01/2031 28,000 21,659
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/08/2025 200,000 190,379
0.95%, 1/12/2026 251,000 232,252
2.63%, 7/14/2026 50,000 47,049
1.40%, 9/17/2026 200,000 181,620
3.01%, 10/19/2026 200,000 188,314
3.45%, 1/11/2027 65,000 61,726
3.36%, 7/12/2027 225,000 211,171
3.35%, 10/18/2027 25,000 23,307
5.52%, 1/13/2028 280,000 280,426
5.80%, 7/13/2028 205,000 206,964
3.94%, 7/19/2028 25,000 23,588
5.72%, 9/14/2028 285,000 287,521
2.14%, 9/23/2030 45,000 36,348
5.81%, 9/14/2033 810,000 819,118
2.30%, 1/12/2041 130,000 84,216
6.18%, 7/13/2043 15,000 15,810
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 30,671
5.70%, 1/15/2033 96,000 92,925
Synchrony Bank
5.40%, 8/22/2025 605,000 597,226
5.63%, 8/23/2027 296,000 289,734
Synchrony Financial
4.50%, 7/23/2025 55,000 53,748
3.70%, 8/04/2026 60,000 56,679
3.95%, 12/01/2027 65,000 60,179
2.88%, 10/28/2031
(a)
255,000 201,034
Synovus Financial Corp. , 5.20% , 8/11/2025 10,000 9,812
Tanger Properties LP , 2.75% , 9/01/2031 90,000 71,790
Toronto-Dominion Bank (The)
5.10%, 1/09/2026 70,000 69,740
1.20%, 6/03/2026 460,000 421,281
1.25%, 9/10/2026 195,000 176,869
1.95%, 1/12/2027
(a)
70,000 64,215
2.80%, 3/10/2027 100,000 93,044
4.11%, 6/08/2027 270,000 259,675
4.69%, 9/15/2027 148,000 144,557
5.16%, 1/10/2028 80,000 79,263
5.52%, 7/17/2028 89,000 89,324
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Toronto-Dominion Bank (The) (continued)
2.00%, 9/10/2031 95,000 75,361
Series G, 2.45%, 1/12/2032 50,000 40,334
3.20%, 3/10/2032 115,000 98,053
4.46%, 6/08/2032
(a)
60,000 55,679
Travelers Cos., Inc. (The)
5.35%, 11/01/2040 25,000 24,215
4.00%, 5/30/2047 110,000 86,543
Travelers Property Casualty Corp. , 6.38% ,
3/15/2033 315,000 338,504
Truist Bank , 3.30% , 5/15/2026 217,000 206,767
Truist Financial Corp.
4.26%, 7/28/2026 139,000 136,372
5.90%, 10/28/2026 40,000 39,987
1.27%, 3/02/2027 110,000 101,386
6.05%, 6/08/2027 80,000 80,400
1.13%, 8/03/2027 50,000 43,590
4.12%, 6/06/2028 50,000 47,751
4.87%, 1/26/2029 450,000 436,298
1.89%, 6/07/2029 375,000 320,334
4.92%, 7/28/2033 100,000 90,068
6.12%, 10/28/2033 90,000 89,894
5.87%, 6/08/2034 70,000 68,701
UBS Group AG
4.55%, 4/17/2026 350,000 342,252
4.88%, 5/15/2045 165,000 144,919
UDR, Inc.
2.95%, 9/01/2026 40,000 37,535
Series G, 3.50%, 1/15/2028 50,000 46,341
3.00%, 8/15/2031 50,000 42,294
2.10%, 8/01/2032 25,000 18,929
Unum Group , 4.50% , 12/15/2049 15,000 11,440
US Bancorp
1.45%, 5/12/2025 40,000 38,393
3.95%, 11/17/2025 300,000 292,764
Series V, 2.38%, 7/22/2026
(a)
236,000 221,341
Series X, 3.15%, 4/27/2027 57,000 53,653
6.79%, 10/26/2027 20,000 20,512
3.90%, 4/26/2028 140,000 132,591
4.55%, 7/22/2028 332,000 321,111
4.65%, 2/01/2029 187,000 180,276
5.78%, 6/12/2029 270,000 270,212
Series D, 3.00%, 7/30/2029 160,000 140,142
5.38%, 1/23/2030 50,000 49,261
1.38%, 7/22/2030 55,000 43,076
2.68%, 1/27/2033 95,000 76,089
4.97%, 7/22/2033 100,000 92,148
5.85%, 10/21/2033 160,000 158,709
4.84%, 2/01/2034 64,000 59,057
5.84%, 6/12/2034 130,000 128,390
Ventas Realty LP
3.25%, 10/15/2026 94,000 88,384
3.85%, 4/01/2027 40,000 38,063
4.40%, 1/15/2029 191,000 180,371
3.00%, 1/15/2030 15,000 12,911
4.38%, 2/01/2045 15,000 11,455
4.88%, 4/15/2049 10,000 8,107
VICI Properties LP
4.38%, 5/15/2025 193,000 189,892

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
VICI Properties LP (continued)
4.95%, 2/15/2030 90,000 85,317
5.63%, 5/15/2052 35,000 30,553
Visa, Inc.
3.15%, 12/14/2025 25,000 24,220
1.90%, 4/15/2027 125,000 114,370
2.05%, 4/15/2030 17,000 14,317
1.10%, 2/15/2031 200,000 154,994
4.15%, 12/14/2035 75,000 68,172
2.70%, 4/15/2040 105,000 74,364
4.30%, 12/14/2045 100,000 84,576
3.65%, 9/15/2047 500,000 378,888
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 46,937
4.80%, 6/15/2046 50,000 41,066
W.P. Carey, Inc. , 4.25% , 10/01/2026 35,000 33,902
W.R. Berkley Corp.
4.75%, 8/01/2044 70,000 59,329
4.00%, 5/12/2050 140,000 102,573
Wachovia Corp. , 5.50% , 8/01/2035 210,000 202,995
Webster Financial Corp. , 4.10% , 3/25/2029 70,000 63,140
Wells Fargo & Co.
3.55%, 9/29/2025 275,000 267,487
4.10%, 6/03/2026 105,000 101,744
4.54%, 8/15/2026 255,000 250,960
3.00%, 10/23/2026 10,000 9,408
3.20%, 6/17/2027 45,000 42,737
3.58%, 5/22/2028 150,000 141,199
2.39%, 6/02/2028 170,000 154,476
4.81%, 7/25/2028 260,000 253,384
4.15%, 1/24/2029 20,000 18,916
5.57%, 7/25/2029 175,000 174,440
6.30%, 10/23/2029 60,000 61,468
Series B, 7.95%, 11/15/2029 15,000 16,445
2.88%, 10/30/2030 575,000 499,140
2.57%, 2/11/2031 125,000 105,765
4.48%, 4/04/2031 360,000 338,281
3.35%, 3/02/2033 365,000 308,029
4.90%, 7/25/2033 170,000 159,727
5.39%, 4/24/2034 65,000 62,688
5.56%, 7/25/2034 316,000 307,864
6.49%, 10/23/2034 70,000 72,878
3.07%, 4/30/2041 535,000 380,106
5.38%, 11/02/2043 860,000 790,488
5.61%, 1/15/2044 340,000 321,169
Series G, 4.90%, 11/17/2045 230,000 196,472
5.01%, 4/04/2051 575,000 510,955
Wells Fargo Bank NA
5.55%, 8/01/2025 350,000 350,162
5.45%, 8/07/2026 350,000 349,794
Welltower OP LLC
4.00%, 6/01/2025 400,000 392,473
4.25%, 4/01/2026 25,000 24,365
4.25%, 4/15/2028 45,000 42,879
3.10%, 1/15/2030 52,000 45,700
2.75%, 1/15/2031 270,000 226,878
Western Union Co. (The)
1.35%, 3/15/2026 105,000 96,621
2.75%, 3/15/2031 70,000 57,041
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.5% (continued)
Westpac Banking Corp.
3.74%, 8/26/2025 83,000 81,174
5.51%, 11/17/2025 50,000 50,108
2.85%, 5/13/2026 95,000 90,530
1.15%, 6/03/2026 50,000 45,884
4.04%, 8/26/2027
(a)
400,000 386,449
5.46%, 11/18/2027 735,000 739,844
3.40%, 1/25/2028 59,000 55,258
5.54%, 11/17/2028 50,000 50,511
1.95%, 11/20/2028 390,000 337,818
2.15%, 6/03/2031 25,000 20,402
5.41%, 8/10/2033 25,000 24,036
6.82%, 11/17/2033 50,000 52,796
4.11%, 7/24/2034 50,000 45,490
2.67%, 11/15/2035 45,000 36,337
3.02%, 11/18/2036 50,000 40,212
2.96%, 11/16/2040 41,000 27,665
3.13%, 11/18/2041 240,000 163,588
Weyerhaeuser Co.
4.75%, 5/15/2026 20,000 19,681
4.00%, 11/15/2029 260,000 240,136
4.00%, 4/15/2030 15,000 13,823
4.00%, 3/09/2052 35,000 26,091
Willis North America, Inc.
4.65%, 6/15/2027 189,000 183,720
5.35%, 5/15/2033 15,000 14,407
WP Carey, Inc. , 3.85% , 7/15/2029 25,000 23,055
XL Group Ltd. , 5.25% , 12/15/2043 25,000 22,637
146,269,703
Industrial – 1.8%
3M Co.
2.88%, 10/15/2027 177,000 162,653
2.38%, 8/26/2029 339,000 290,929
3.05%, 4/15/2030
(a)
35,000 30,731
3.88%, 6/15/2044 100,000 75,219
3.63%, 10/15/2047 210,000 148,202
4.00%, 9/14/2048 85,000 65,406
3.25%, 8/26/2049
(a)
50,000 33,225
Allegion US Holding Co., Inc. , 3.55% ,
10/01/2027 90,000 84,464
Amcor Finance USA, Inc. , 3.63% , 4/28/2026 25,000 23,979
Amphenol Corp. , 2.80% , 2/15/2030 20,000 17,490
Arrow Electronics, Inc. , 2.95% , 2/15/2032 115,000 93,557
Berry Global, Inc. , 1.65% , 1/15/2027 25,000 22,544
Boeing Co. (The)
4.88%, 5/01/2025 125,000 123,442
2.60%, 10/30/2025 175,000 166,128
2.20%, 2/04/2026 25,000 23,324
3.10%, 5/01/2026 20,000 18,839
2.70%, 2/01/2027 758,000 690,606
2.80%, 3/01/2027 15,000 13,664
5.04%, 5/01/2027 75,000 72,703
3.25%, 2/01/2028 184,000 166,211
3.45%, 11/01/2028 25,000 22,315
2.95%, 2/01/2030 10,000 8,403
5.15%, 5/01/2030 180,000 170,663
3.63%, 2/01/2031 110,000 94,541
6.13%, 2/15/2033 105,000 103,100
3.60%, 5/01/2034 340,000 269,489

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
Boeing Co. (The) (continued)
3.25%, 2/01/2035 60,000 45,290
6.63%, 2/15/2038 32,000 31,912
3.63%, 3/01/2048 25,000 15,848
3.85%, 11/01/2048 125,000 82,242
3.75%, 2/01/2050
(a)
100,000 64,549
5.81%, 5/01/2050 415,000 367,585
3.83%, 3/01/2059 145,000 89,225
3.95%, 8/01/2059 235,000 146,979
5.93%, 5/01/2060 30,000 26,223
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,498
6.15%, 5/01/2037 25,000 26,412
5.75%, 5/01/2040 70,000 70,639
4.45%, 3/15/2043 113,000 96,456
4.90%, 4/01/2044 15,000 13,570
4.55%, 9/01/2044 27,000 23,242
4.70%, 9/01/2045 40,000 34,994
3.90%, 8/01/2046 65,000 50,053
4.15%, 12/15/2048 90,000 71,822
4.45%, 1/15/2053 155,000 129,105
5.20%, 4/15/2054
(a)
55,000 51,510
Canadian National Railway Co.
2.75%, 3/01/2026 130,000 124,564
6.25%, 8/01/2034 25,000 26,722
6.20%, 6/01/2036 115,000 121,676
4.45%, 1/20/2049 100,000 85,331
2.45%, 5/01/2050 100,000 58,264
Canadian Pacific Railway Co.
4.00%, 6/01/2028 13,000 12,365
2.88%, 11/15/2029 193,000 170,273
4.80%, 8/01/2045 50,000 43,663
4.95%, 8/15/2045 226,000 199,042
4.70%, 5/01/2048 50,000 41,935
3.10%, 12/02/2051 95,000 60,944
6.13%, 9/15/2115 200,000 197,873
Carrier Global Corp.
5.80%, 11/30/2025 50,000 50,110
2.72%, 2/15/2030 246,000 212,417
2.70%, 2/15/2031 50,000 42,104
3.38%, 4/05/2040 135,000 101,091
3.58%, 4/05/2050 177,000 125,087
Caterpillar Financial Services Corp.
3.40%, 5/13/2025 95,000 93,128
1.45%, 5/15/2025 20,000 19,197
5.15%, 8/11/2025 85,000 84,774
4.80%, 1/06/2026 25,000 24,829
0.90%, 3/02/2026 373,000 344,374
Series D, 4.35%, 5/15/2026 40,000 39,298
2.40%, 8/09/2026 105,000 98,635
1.15%, 9/14/2026 204,000 185,315
1.70%, 1/08/2027 19,000 17,356
3.60%, 8/12/2027 50,000 47,637
Caterpillar, Inc.
5.20%, 5/27/2041 275,000 264,107
3.80%, 8/15/2042 175,000 139,935
4.75%, 5/15/2064 24,000 20,961
CNH Industrial Capital LLC
3.95%, 5/23/2025 135,000 132,300
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
CNH Industrial Capital LLC (continued)
4.55%, 4/10/2028 10,000 9,629
5.50%, 1/12/2029 10,000 9,978
CSX Corp.
3.35%, 11/01/2025 69,000 66,822
3.25%, 6/01/2027 40,000 37,716
2.40%, 2/15/2030 400,000 341,866
4.10%, 11/15/2032 100,000 91,700
5.20%, 11/15/2033 10,000 9,861
6.00%, 10/01/2036 40,000 41,523
6.22%, 4/30/2040 20,000 21,030
4.10%, 3/15/2044 110,000 88,948
4.75%, 11/15/2048 13,000 11,326
3.35%, 9/15/2049 175,000 120,019
3.80%, 4/15/2050 95,000 70,380
4.50%, 11/15/2052 100,000 83,763
4.25%, 11/01/2066 70,000 52,782
Deere & Co.
5.38%, 10/16/2029 50,000 50,787
3.10%, 4/15/2030 287,000 256,425
3.90%, 6/09/2042 25,000 20,500
3.75%, 4/15/2050 50,000 38,824
Dover Corp. , 5.38% , 10/15/2035 25,000 24,791
Eaton Corp.
4.35%, 5/18/2028 20,000 19,406
4.15%, 3/15/2033 155,000 142,493
4.15%, 11/02/2042 77,000 64,357
Emerson Electric Co.
3.15%, 6/01/2025 29,000 28,351
0.88%, 10/15/2026 80,000 72,331
1.80%, 10/15/2027 10,000 8,959
1.95%, 10/15/2030 75,000 62,188
2.20%, 12/21/2031 30,000 24,494
2.80%, 12/21/2051 200,000 122,365
FedEx Corp.
3.25%, 4/01/2026 50,000 48,140
3.10%, 8/05/2029 120,000 107,738
4.25%, 5/15/2030 10,000 9,437
2.40%, 5/15/2031
(a)
97,000 80,174
4.90%, 1/15/2034 30,000 28,548
3.25%, 5/15/2041 120,000 84,829
3.88%, 8/01/2042 75,000 56,848
5.10%, 1/15/2044 59,000 52,284
4.75%, 11/15/2045 15,000 12,584
4.55%, 4/01/2046 30,000 24,429
4.40%, 1/15/2047 10,000 7,916
4.05%, 2/15/2048 95,000 71,035
5.25%, 5/15/2050 55,000 49,681
Flex Ltd.
4.75%, 6/15/2025 30,000 29,622
3.75%, 2/01/2026 25,000 24,098
4.88%, 5/12/2030 75,000 71,185
Flowserve Corp. , 3.50% , 10/01/2030 75,000 65,117
Fortive Corp. , 4.30% , 6/15/2046 25,000 20,011
Fortune Brands Innovations, Inc.
4.00%, 6/15/2025 62,000 60,668
4.50%, 3/25/2052 25,000 19,377

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
GATX Corp.
3.85%, 3/30/2027 64,000 61,066
4.70%, 4/01/2029 30,000 28,894
3.50%, 6/01/2032 75,000 63,641
5.45%, 9/15/2033 30,000 28,833
6.90%, 5/01/2034 100,000 105,987
3.10%, 6/01/2051 50,000 30,557
GE Capital International Funding Co.
Unlimited Co. , 4.42% , 11/15/2035 450,000 406,735
General Dynamics Corp.
3.50%, 5/15/2025 110,000 107,926
2.13%, 8/15/2026 705,000 657,081
3.50%, 4/01/2027 40,000 38,209
3.75%, 5/15/2028 221,000 210,038
4.25%, 4/01/2040 10,000 8,587
4.25%, 4/01/2050 141,000 115,929
HEICO Corp.
5.25%, 8/01/2028 10,000 9,905
5.35%, 8/01/2033 110,000 108,085
Hexcel Corp.
4.95%, 8/15/2025 330,000 327,464
4.20%, 2/15/2027 140,000 134,235
Honeywell International, Inc.
2.50%, 11/01/2026 50,000 46,899
1.10%, 3/01/2027 200,000 179,200
4.95%, 2/15/2028 200,000 199,268
4.25%, 1/15/2029 115,000 110,880
1.95%, 6/01/2030 125,000 104,013
1.75%, 9/01/2031 75,000 59,325
5.70%, 3/15/2036 65,000 66,580
5.70%, 3/15/2037 17,000 17,285
3.81%, 11/21/2047 160,000 122,023
Howmet Aerospace, Inc. , 3.00% , 1/15/2029 39,000 34,632
Hubbell, Inc. , 3.15% , 8/15/2027 50,000 46,516
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 73,362
3.48%, 12/01/2027 60,000 55,685
4.20%, 5/01/2030 25,000 22,956
IDEX Corp. , 2.63% , 6/15/2031 25,000 20,573
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 33,029
3.90%, 9/01/2042 215,000 174,357
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 24,947
5.70%, 8/14/2033 20,000 19,866
Jabil, Inc.
4.25%, 5/15/2027 50,000 47,919
3.95%, 1/12/2028 10,000 9,381
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 10,000 10,176
5.90%, 3/01/2033 50,000 49,247
JB Hunt Transport Services, Inc. , 3.88% ,
3/01/2026 37,000 35,950
John Deere Capital Corp.
3.40%, 6/06/2025 505,000 494,354
4.95%, 6/06/2025 10,000 9,956
4.80%, 1/09/2026 183,000 181,780
4.75%, 6/08/2026 10,000 9,896
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
John Deere Capital Corp. (continued)
1.05%, 6/17/2026 35,000 32,052
5.15%, 9/08/2026 10,000 9,979
2.25%, 9/14/2026 85,000 79,288
1.70%, 1/11/2027 60,000 54,804
2.35%, 3/08/2027
(a)
50,000 46,214
4.15%, 9/15/2027 135,000 130,821
4.90%, 3/03/2028 35,000 34,703
4.95%, 7/14/2028 49,000 48,605
2.80%, 7/18/2029 50,000 44,648
2.45%, 1/09/2030 25,000 21,664
4.70%, 6/10/2030 215,000 209,397
1.45%, 1/15/2031 125,000 99,016
4.90%, 3/07/2031 300,000 293,127
Series I, 5.15%, 9/08/2033 20,000 19,774
Johnson Controls International PLC , 4.50% ,
2/15/2047 200,000 162,180
Keysight Technologies, Inc. , 3.00% ,
10/30/2029 88,000 77,147
Kirby Corp. , 4.20% , 3/01/2028 65,000 62,328
L3Harris Technologies, Inc.
4.40%, 6/15/2028 100,000 95,746
4.40%, 6/15/2028 100,000 95,834
2.90%, 12/15/2029 80,000 69,764
4.85%, 4/27/2035 100,000 92,448
5.60%, 7/31/2053 200,000 192,796
Lafarge SA , 7.13% , 7/15/2036 40,000 42,720
Lennox International, Inc. , 5.50% , 9/15/2028 20,000 19,928
Lockheed Martin Corp.
3.55%, 1/15/2026 54,000 52,479
5.10%, 11/15/2027 120,000 119,941
5.25%, 1/15/2033 100,000 99,859
4.75%, 2/15/2034 274,000 261,835
4.50%, 5/15/2036 125,000 114,242
4.07%, 12/15/2042 75,000 61,833
3.80%, 3/01/2045 90,000 70,080
4.09%, 9/15/2052 100,000 78,786
4.15%, 6/15/2053 250,000 198,142
5.70%, 11/15/2054 90,000 90,961
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 23,373
4.25%, 12/15/2047 65,000 51,859
3.20%, 7/15/2051 50,000 32,980
Masco Corp. , 2.00% , 10/01/2030 345,000 275,912
Mohawk Industries, Inc.
5.85%, 9/18/2028 20,000 20,215
3.63%, 5/15/2030 10,000 8,965
Nordson Corp. , 5.80% , 9/15/2033 10,000 10,099
Norfolk Southern Corp.
2.55%, 11/01/2029 189,000 163,289
5.05%, 8/01/2030 155,000 152,331
4.45%, 3/01/2033
(a)
110,000 102,463
4.84%, 10/01/2041 50,000 44,707
4.45%, 6/15/2045 25,000 20,672
4.15%, 2/28/2048 50,000 39,047
3.05%, 5/15/2050 290,000 183,794
2.90%, 8/25/2051 50,000 30,315
4.05%, 8/15/2052 145,000 109,306
4.55%, 6/01/2053 85,000 70,288

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
Norfolk Southern Corp. (continued)
5.35%, 8/01/2054
(a)
50,000 46,555
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,235
3.25%, 1/15/2028 90,000 83,791
5.05%, 11/15/2040 20,000 18,495
4.75%, 6/01/2043 35,000 30,813
4.03%, 10/15/2047 100,000 77,264
5.25%, 5/01/2050 79,000 73,379
4.95%, 3/15/2053 350,000 310,132
nVent Finance Sarl , 2.75% , 11/15/2031 100,000 80,505
Oshkosh Corp. , 3.10% , 3/01/2030 105,000 91,495
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 36,890
5.25%, 8/16/2028 147,000 146,569
3.11%, 2/15/2040 250,000 181,753
3.36%, 2/15/2050 50,000 34,092
Owens Corning
3.40%, 8/15/2026 199,000 189,361
3.88%, 6/01/2030 70,000 63,902
Packaging Corp. of America
3.40%, 12/15/2027 45,000 42,069
3.00%, 12/15/2029 103,000 90,586
4.05%, 12/15/2049 45,000 34,087
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 22,702
4.50%, 9/15/2029 260,000 250,643
4.10%, 3/01/2047 70,000 54,461
4.00%, 6/14/2049 210,000 161,877
Regal Rexnord Corp.
6.05%, 2/15/2026
(b)
50,000 50,060
6.05%, 4/15/2028
(b)
410,000 409,361
6.30%, 2/15/2030
(b)
100,000 100,534
6.40%, 4/15/2033
(b)
17,000 17,105
Republic Services, Inc.
3.38%, 11/15/2027 23,000 21,607
4.88%, 4/01/2029 100,000 98,083
2.30%, 3/01/2030 50,000 42,291
5.00%, 4/01/2034 100,000 96,433
3.05%, 3/01/2050 25,000 16,402
Rockwell Automation, Inc. , 2.80% , 8/15/2061 162,000 89,983
RTX Corp.
5.75%, 11/08/2026 50,000 50,365
3.13%, 5/04/2027 58,000 54,432
4.13%, 11/16/2028 80,000 76,048
5.75%, 1/15/2029 50,000 50,787
2.25%, 7/01/2030 200,000 166,907
6.00%, 3/15/2031 50,000 51,277
1.90%, 9/01/2031 75,000 58,824
2.38%, 3/15/2032 77,000 61,576
6.10%, 3/15/2034 150,000 155,139
6.05%, 6/01/2036 20,000 20,321
4.45%, 11/16/2038 700,000 604,804
4.50%, 6/01/2042 27,000 22,937
4.80%, 12/15/2043 31,000 26,908
4.15%, 5/15/2045 130,000 102,346
4.35%, 4/15/2047 205,000 165,473
4.05%, 5/04/2047 200,000 153,424
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
RTX Corp. (continued)
4.63%, 11/16/2048 55,000 46,310
2.82%, 9/01/2051 130,000 77,604
3.03%, 3/15/2052
(a)
100,000 62,219
5.38%, 2/27/2053 50,000 46,663
6.40%, 3/15/2054 50,000 53,633
Ryder System, Inc.
4.63%, 6/01/2025 82,000 80,912
5.65%, 3/01/2028 45,000 45,279
5.25%, 6/01/2028 225,000 223,151
Snap-On, Inc.
3.25%, 3/01/2027 25,000 23,792
4.10%, 3/01/2048 35,000 28,036
Sonoco Products Co.
2.25%, 2/01/2027 15,000 13,759
2.85%, 2/01/2032 101,000 83,068
Stanley Black & Decker, Inc.
3.40%, 3/01/2026 46,000 44,234
6.00%, 3/06/2028 150,000 152,478
4.25%, 11/15/2028 362,000 344,555
2.30%, 3/15/2030 75,000 62,286
Teledyne Technologies, Inc.
1.60%, 4/01/2026 45,000 41,706
2.75%, 4/01/2031 215,000 179,030
Textron, Inc.
4.00%, 3/15/2026 25,000 24,269
3.65%, 3/15/2027 40,000 37,976
3.38%, 3/01/2028 84,000 77,540
6.10%, 11/15/2033 50,000 50,813
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 10,000 9,395
5.75%, 6/15/2043 26,000 25,836
4.30%, 2/21/2048 80,000 64,318
Tyco Electronics Group SA , 3.13% , 8/15/2027 135,000 126,209
Union Pacific Corp.
3.75%, 7/15/2025 30,000 29,401
3.00%, 4/15/2027 67,000 63,048
3.95%, 9/10/2028 95,000 90,871
3.70%, 3/01/2029 38,000 35,600
2.40%, 2/05/2030 164,000 140,745
2.80%, 2/14/2032 190,000 160,310
3.60%, 9/15/2037 50,000 41,018
3.55%, 8/15/2039 128,000 101,460
3.20%, 5/20/2041 115,000 84,980
4.05%, 3/01/2046 125,000 98,029
3.35%, 8/15/2046 35,000 24,386
4.00%, 4/15/2047 100,000 77,601
4.50%, 9/10/2048 196,000 164,231
4.30%, 3/01/2049 60,000 48,484
3.25%, 2/05/2050 75,000 51,108
3.50%, 2/14/2053 140,000 98,203
4.95%, 5/15/2053 10,000 9,083
3.95%, 8/15/2059 80,000 58,362
2.97%, 9/16/2062 366,000 212,254
4.10%, 9/15/2067 15,000 11,075
3.75%, 2/05/2070 50,000 34,088
3.80%, 4/06/2071 50,000 34,416
3.85%, 2/14/2072 15,000 10,446

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 1.8% (continued)
United Parcel Service, Inc.
3.05%, 11/15/2027 145,000 135,105
2.50%, 9/01/2029 200,000 175,693
4.88%, 3/03/2033 367,000 355,669
4.25%, 3/15/2049 202,000 164,325
5.30%, 4/01/2050 135,000 128,820
5.05%, 3/03/2053
(a)
117,000 107,921
Veralto Corp.
5.50%, 9/18/2026
(b)
25,000 24,851
5.35%, 9/18/2028
(b)
15,000 14,890
5.45%, 9/18/2033
(b)
25,000 24,536
Vontier Corp.
1.80%, 4/01/2026 70,000 64,746
2.40%, 4/01/2028 35,000 30,581
2.95%, 4/01/2031 365,000 297,210
Vulcan Materials Co.
3.90%, 4/01/2027 55,000 52,939
4.70%, 3/01/2048 50,000 42,326
Waste Connections, Inc.
3.20%, 6/01/2032 110,000 93,582
5.00%, 3/01/2034 200,000 191,324
3.05%, 4/01/2050 70,000 45,050
Waste Management, Inc.
0.75%, 11/15/2025 83,000 77,315
3.15%, 11/15/2027 30,000 28,089
4.88%, 2/15/2029 100,000 98,791
2.00%, 6/01/2029 74,000 63,521
4.15%, 4/15/2032 215,000 199,553
4.10%, 3/01/2045 25,000 20,485
4.15%, 7/15/2049 15,000 12,065
2.50%, 11/15/2050 20,000 11,642
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/2025 60,000 58,235
3.45%, 11/15/2026 150,000 142,193
4.70%, 9/15/2028 300,000 288,785
WRKCo, Inc.
4.65%, 3/15/2026 245,000 240,369
4.00%, 3/15/2028 50,000 47,279
Xylem, Inc.
3.25%, 11/01/2026 12,000 11,368
4.38%, 11/01/2046 25,000 20,334
31,651,551
Technology – 1.8%
Adobe, Inc. , 2.15% , 2/01/2027 240,000 222,029
Amdocs Ltd. , 2.54% , 6/15/2030 140,000 117,206
Analog Devices, Inc.
3.45%, 6/15/2027 192,000 181,851
2.95%, 10/01/2051 105,000 66,623
Apple, Inc.
1.13%, 5/11/2025 15,000 14,364
3.20%, 5/13/2025 125,000 122,419
4.42%, 5/08/2026 15,000 14,819
2.45%, 8/04/2026 200,000 188,589
3.35%, 2/09/2027 281,000 268,421
3.20%, 5/11/2027 25,000 23,697
3.00%, 6/20/2027 110,000 103,458
2.90%, 9/12/2027 62,000 57,876
3.00%, 11/13/2027 25,000 23,421
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.8% (continued)
Apple, Inc. (continued)
4.00%, 5/10/2028 250,000 241,704
1.40%, 8/05/2028 105,000 90,645
3.25%, 8/08/2029 166,000 152,543
2.20%, 9/11/2029 150,000 130,358
4.15%, 5/10/2030 116,000 111,497
1.65%, 5/11/2030 350,000 288,670
1.25%, 8/20/2030 138,000 110,170
1.65%, 2/08/2031 310,000 250,339
1.70%, 8/05/2031 50,000 39,910
3.35%, 8/08/2032
(a)
155,000 137,412
4.30%, 5/10/2033
(a)
15,000 14,448
2.38%, 2/08/2041 60,000 40,203
3.85%, 5/04/2043 411,000 336,030
4.65%, 2/23/2046 257,000 231,290
3.85%, 8/04/2046 216,000 171,475
2.95%, 9/11/2049 300,000 198,700
2.65%, 5/11/2050 535,000 330,211
2.65%, 2/08/2051 251,000 153,389
2.70%, 8/05/2051 300,000 185,091
3.95%, 8/08/2052 75,000 59,069
4.85%, 5/10/2053
(a)
85,000 78,952
2.55%, 8/20/2060
(a)
50,000 29,008
2.80%, 2/08/2061 10,000 5,883
2.85%, 8/05/2061 100,000 59,363
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 148,349
5.10%, 10/01/2035 30,000 29,709
4.35%, 4/01/2047 75,000 63,876
2.75%, 6/01/2050 10,000 6,403
AutoDesk, Inc. , 2.85% , 1/15/2030 91,000 79,298
Booz Allen Hamilton, Inc. , 5.95% , 8/04/2033 15,000 15,099
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/2027 180,000 172,774
3.50%, 1/15/2028 337,000 314,447
Broadcom, Inc.
3.15%, 11/15/2025 125,000 120,456
1.95%, 2/15/2028
(b)
30,000 26,352
4.11%, 9/15/2028 200,000 189,569
4.00%, 4/15/2029
(b)
50,000 46,759
2.45%, 2/15/2031
(b)
330,000 271,238
4.15%, 4/15/2032
(b)
115,000 103,630
4.30%, 11/15/2032 77,000 70,108
2.60%, 2/15/2033
(b)
70,000 55,062
3.42%, 4/15/2033
(b)
95,000 79,789
3.47%, 4/15/2034
(b)
1,000,000 828,417
3.19%, 11/15/2036
(b)
125,000 95,879
4.93%, 5/15/2037
(b)
50,000 45,693
3.50%, 2/15/2041
(b)
205,000 152,294
3.75%, 2/15/2051
(b)
65,000 46,613
Broadridge Financial Solutions, Inc. , 3.40% ,
6/27/2026 155,000 148,148
CDW LLC / CDW Finance Corp.
4.13%, 5/01/2025 35,000 34,378
2.67%, 12/01/2026 55,000 50,950
4.25%, 4/01/2028 50,000 47,143
3.28%, 12/01/2028 198,000 177,107

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.8% (continued)
CGI, Inc. , 1.45% , 9/14/2026 115,000 104,169
Concentrix Corp.
6.65%, 8/02/2026 15,000 15,115
6.60%, 8/02/2028
(a)
310,000 309,199
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 478,000 478,751
4.90%, 10/01/2026 100,000 98,440
5.30%, 10/01/2029 168,000 166,232
6.20%, 7/15/2030 110,000 113,123
3.38%, 12/15/2041 20,000 14,215
8.35%, 7/15/2046 100,000 124,196
3.45%, 12/15/2051 40,000 26,294
DXC Technology Co. , 1.80% , 9/15/2026 45,000 40,750
Electronic Arts, Inc. , 1.85% , 2/15/2031 25,000 19,966
Fidelity National Information Services, Inc.
1.15%, 3/01/2026 15,000 13,840
1.65%, 3/01/2028
(a)
480,000 417,024
5.10%, 7/15/2032 96,000 93,086
3.10%, 3/01/2041 50,000 34,736
Fiserv, Inc.
3.20%, 7/01/2026 127,000 120,915
5.45%, 3/02/2028 25,000 24,928
5.38%, 8/21/2028 65,000 64,587
4.20%, 10/01/2028 150,000 142,108
3.50%, 7/01/2029 188,000 171,261
2.65%, 6/01/2030 200,000 170,060
5.60%, 3/02/2033 482,000 477,409
5.63%, 8/21/2033 25,000 24,815
4.40%, 7/01/2049 130,000 103,916
Fortinet, Inc. , 1.00% , 3/15/2026 65,000 59,652
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 199,000 196,599
5.25%, 7/01/2028
(a)
10,000 9,933
6.20%, 10/15/2035 50,000 51,412
6.35%, 10/15/2045 80,000 81,296
HP, Inc.
2.20%, 6/17/2025 215,000 206,636
1.45%, 6/17/2026 150,000 137,571
3.00%, 6/17/2027 220,000 204,677
4.75%, 1/15/2028 20,000 19,535
6.00%, 9/15/2041 113,000 111,938
Intel Corp.
4.88%, 2/10/2026 115,000 113,957
2.60%, 5/19/2026 75,000 71,000
3.15%, 5/11/2027 55,000 51,718
4.88%, 2/10/2028 260,000 256,161
2.45%, 11/15/2029 155,000 133,907
5.13%, 2/10/2030 50,000 49,505
3.90%, 3/25/2030 150,000 138,563
4.00%, 12/15/2032 31,000 27,922
5.20%, 2/10/2033 550,000 536,912
4.60%, 3/25/2040 95,000 83,897
2.80%, 8/12/2041 50,000 33,665
5.63%, 2/10/2043 75,000 72,713
4.10%, 5/19/2046 9,000 7,058
3.73%, 12/08/2047 500,000 358,165
4.75%, 3/25/2050 150,000 125,868
4.90%, 8/05/2052 70,000 59,949
5.70%, 2/10/2053 70,000 66,836
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.8% (continued)
Intel Corp. (continued)
3.10%, 2/15/2060 120,000 70,563
5.05%, 8/05/2062 75,000 64,123
5.90%, 2/10/2063 125,000 121,615
International Business Machines Corp.
4.00%, 7/27/2025 160,000 157,165
3.45%, 2/19/2026 400,000 387,060
3.30%, 1/27/2027 315,000 299,641
1.70%, 5/15/2027 50,000 44,935
4.15%, 7/27/2027 182,000 175,685
4.50%, 2/06/2028 215,000 209,628
4.15%, 5/15/2039 100,000 83,686
4.00%, 6/20/2042 110,000 87,624
4.70%, 2/19/2046 210,000 181,347
2.95%, 5/15/2050 160,000 99,031
4.90%, 7/27/2052 200,000 174,640
5.10%, 2/06/2053 65,000 58,826
7.13%, 12/01/2096
(a)
125,000 149,997
Intuit, Inc.
0.95%, 7/15/2025 220,000 208,385
5.25%, 9/15/2026 15,000 15,027
1.35%, 7/15/2027 10,000 8,867
5.13%, 9/15/2028 175,000 174,481
1.65%, 7/15/2030 69,000 55,936
5.20%, 9/15/2033 25,000 24,680
5.50%, 9/15/2053 85,000 83,022
KLA Corp.
4.10%, 3/15/2029 50,000 47,751
3.30%, 3/01/2050 80,000 54,696
4.95%, 7/15/2052 126,000 114,319
5.25%, 7/15/2062 220,000 203,804
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 43,657
3.15%, 10/15/2031 132,000 107,580
6.35%, 2/20/2034 300,000 298,501
4.10%, 10/15/2041 25,000 18,318
LAM Research Corp.
2.88%, 6/15/2050 25,000 15,908
3.13%, 6/15/2060 115,000 70,695
Marvell Technology, Inc.
5.75%, 2/15/2029 10,000 10,047
5.95%, 9/15/2033 10,000 10,051
Micron Technology, Inc.
4.19%, 2/15/2027 225,000 217,215
5.38%, 4/15/2028 10,000 9,944
6.75%, 11/01/2029 140,000 147,181
4.66%, 2/15/2030 48,000 45,661
5.88%, 2/09/2033 50,000 50,168
5.88%, 9/15/2033 15,000 15,058
3.37%, 11/01/2041 150,000 106,479
Microsoft Corp.
3.13%, 11/03/2025 21,000 20,375
2.40%, 8/08/2026 825,000 777,260
3.40%, 9/15/2026
(b)
30,000 28,845
3.30%, 2/06/2027 469,000 449,303
1.35%, 9/15/2030
(a)(b)
375,000 300,790
3.50%, 2/12/2035 100,000 88,285
4.20%, 11/03/2035 50,000 46,769

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.8% (continued)
Microsoft Corp. (continued)
4.50%, 10/01/2040 25,000 23,588
4.45%, 11/03/2045 55,000 49,714
3.70%, 8/08/2046 115,000 91,092
4.25%, 2/06/2047 190,000 167,527
4.50%, 6/15/2047
(b)
25,000 22,266
2.53%, 6/01/2050 539,000 329,744
2.92%, 3/17/2052 245,000 161,199
4.00%, 2/12/2055 150,000 121,580
3.95%, 8/08/2056 125,000 98,780
3.04%, 3/17/2062 181,000 115,506
NetApp, Inc. , 1.88% , 6/22/2025 65,000 62,179
NVIDIA Corp.
1.55%, 6/15/2028 175,000 153,215
2.85%, 4/01/2030 124,000 110,012
2.00%, 6/15/2031 235,000 192,446
3.50%, 4/01/2040 125,000 100,576
3.50%, 4/01/2050 40,000 29,720
NXP BV / NXP Funding LLC , 5.55% ,
12/01/2028 40,000 39,925
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 5/01/2025 105,000 102,074
3.88%, 6/18/2026 45,000 43,455
4.30%, 6/18/2029 20,000 18,867
2.65%, 2/15/2032 26,000 21,023
3.25%, 5/11/2041 152,000 107,080
3.25%, 11/30/2051 80,000 50,808
Oracle Corp.
2.95%, 5/15/2025 150,000 145,869
5.80%, 11/10/2025 30,000 30,083
1.65%, 3/25/2026 50,000 46,463
2.65%, 7/15/2026 245,000 230,141
2.80%, 4/01/2027 322,000 299,263
3.25%, 11/15/2027 210,000 195,167
2.30%, 3/25/2028 125,000 111,217
2.95%, 4/01/2030 22,000 19,110
2.88%, 3/25/2031 10,000 8,457
6.25%, 11/09/2032 47,000 48,770
4.90%, 2/06/2033 700,000 662,919
4.30%, 7/08/2034 300,000 266,469
3.90%, 5/15/2035 163,000 137,488
3.85%, 7/15/2036 225,000 184,170
3.80%, 11/15/2037 170,000 136,077
6.13%, 7/08/2039 50,000 50,235
3.60%, 4/01/2040 500,000 374,250
4.50%, 7/08/2044 25,000 20,176
4.13%, 5/15/2045 200,000 152,381
4.00%, 11/15/2047 130,000 95,220
3.60%, 4/01/2050 185,000 125,165
3.95%, 3/25/2051 400,000 285,838
5.55%, 2/06/2053 150,000 137,665
3.85%, 4/01/2060 525,000 349,541
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 84,701
4.65%, 5/20/2035 50,000 47,578
4.80%, 5/20/2045 277,000 250,289
4.30%, 5/20/2047 205,000 170,396
4.50%, 5/20/2052 75,000 63,151
6.00%, 5/20/2053 60,000 63,008
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.8% (continued)
Roper Technologies, Inc.
1.00%, 9/15/2025 70,000 65,742
3.85%, 12/15/2025 50,000 48,703
3.80%, 12/15/2026 15,000 14,413
4.20%, 9/15/2028 100,000 95,502
1.75%, 2/15/2031 125,000 98,176
Salesforce, Inc.
3.70%, 4/11/2028 615,000 585,255
1.50%, 7/15/2028 70,000 60,517
2.70%, 7/15/2041 100,000 68,220
2.90%, 7/15/2051 75,000 47,146
ServiceNow, Inc. , 1.40% , 9/01/2030 207,000 163,618
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 65,000 64,209
3.70%, 4/14/2027 35,000 33,292
4.95%, 3/28/2028 129,000 126,233
Teledyne FLIR LLC , 2.50% , 8/01/2030 25,000 20,810
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 45,493
2.90%, 11/03/2027 14,000 13,026
4.60%, 2/15/2028 45,000 44,273
2.25%, 9/04/2029 38,000 32,991
1.90%, 9/15/2031 50,000 40,444
4.15%, 5/15/2048 350,000 283,287
4.10%, 8/16/2052 100,000 80,201
5.00%, 3/14/2053 65,000 59,473
5.05%, 5/18/2063 135,000 122,289
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 439,335
2.50%, 10/25/2031 260,000 216,173
3.25%, 10/25/2051 75,000 53,483
VMware LLC
4.50%, 5/15/2025 55,000 54,342
1.40%, 8/15/2026 50,000 45,464
1.80%, 8/15/2028 45,000 38,563
4.70%, 5/15/2030 22,000 20,873
2.20%, 8/15/2031 210,000 166,005
Western Digital Corp. , 3.10% , 2/01/2032 300,000 234,062
Xilinx, Inc. , 2.38% , 6/01/2030 40,000 33,989
31,660,712
Utilities – 2.3%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 115,000 93,993
3.80%, 10/01/2047 54,000 37,813
5.25%, 5/15/2052 95,000 83,611
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 70,777
3.80%, 6/15/2049 30,000 21,795
5.40%, 3/15/2053 71,000 66,385
AES Corp. (The)
1.38%, 1/15/2026 200,000 185,272
5.45%, 6/01/2028 305,000 300,344
2.45%, 1/15/2031 50,000 40,239
Alabama Power Co.
3.94%, 9/01/2032 110,000 99,378
5.85%, 11/15/2033 500,000 510,070
3.75%, 3/01/2045 50,000 37,586
3.45%, 10/01/2049 250,000 173,747

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Alabama Power Co. (continued)
3.13%, 7/15/2051 15,000 9,703
Ameren Corp.
3.65%, 2/15/2026 35,000 33,733
5.70%, 12/01/2026 50,000 50,121
1.75%, 3/15/2028 50,000 43,475
Ameren Illinois Co.
1.55%, 11/15/2030 10,000 7,881
3.85%, 9/01/2032 20,000 17,783
2.90%, 6/15/2051 110,000 67,167
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 201,941
Series J, 4.30%, 12/01/2028 40,000 37,982
2.30%, 3/01/2030 150,000 124,617
5.63%, 3/01/2033 265,000 259,231
American Water Capital Corp.
2.95%, 9/01/2027 100,000 92,367
3.75%, 9/01/2028 54,000 50,691
3.45%, 6/01/2029 26,000 23,772
2.80%, 5/01/2030 25,000 21,575
6.59%, 10/15/2037 60,000 64,720
4.00%, 12/01/2046 25,000 19,449
3.75%, 9/01/2047 65,000 48,183
3.45%, 5/01/2050 250,000 172,815
Appalachian Power Co. , 5.65% , 4/01/2034 250,000 242,912
Arizona Public Service Co.
2.60%, 8/15/2029 350,000 304,545
2.20%, 12/15/2031 185,000 146,405
4.25%, 3/01/2049 50,000 38,094
3.50%, 12/01/2049 65,000 43,182
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,264
4.13%, 3/15/2049 115,000 90,208
3.38%, 9/15/2049 50,000 34,137
2.85%, 2/15/2052 110,000 66,737
6.20%, 11/15/2053 10,000 10,635
Avangrid, Inc. , 3.80% , 6/01/2029 15,000 13,708
Avista Corp. , 4.00% , 4/01/2052 60,000 43,638
Baltimore Gas & Electric Co.
3.50%, 8/15/2046 120,000 85,295
5.40%, 6/01/2053 10,000 9,447
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 457,000 423,347
3.70%, 7/15/2030 142,000 129,403
1.65%, 5/15/2031 125,000 97,174
6.13%, 4/01/2036 275,000 281,191
4.50%, 2/01/2045 200,000 169,292
4.45%, 1/15/2049 150,000 120,301
2.85%, 5/15/2051 85,000 50,856
Black Hills Corp.
3.95%, 1/15/2026 95,000 91,996
3.15%, 1/15/2027 15,000 14,050
3.05%, 10/15/2029 507,000 444,195
6.15%, 5/15/2034 110,000 109,888
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 10,000 9,964
3.95%, 3/01/2048 500,000 384,840
Series AD, 2.90%, 7/01/2050 115,000 71,890
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
CenterPoint Energy Houston Electric LLC
(continued)
Series AJ, 4.85%, 10/01/2052 50,000 43,500
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 175,000 173,582
1.75%, 10/01/2030 97,000 77,365
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 9,927
3.70%, 9/01/2049 20,000 13,881
Cleveland Electric Illuminating Co. (The) ,
5.95% , 12/15/2036 30,000 29,284
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 127,610
3.70%, 8/15/2028 25,000 23,479
3.70%, 3/01/2045 100,000 74,213
Series 123, 3.75%, 8/15/2047 100,000 73,303
4.00%, 3/01/2048 20,000 15,212
4.00%, 3/01/2049 20,000 15,072
5.30%, 2/01/2053 100,000 92,344
Connecticut Light & Power Co. (The)
Series A, 3.20%, 3/15/2027 175,000 165,255
Series A, 2.05%, 7/01/2031 110,000 87,850
4.30%, 4/15/2044 200,000 165,325
5.25%, 1/15/2053 42,000 39,360
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 45,012
2.40%, 6/15/2031 325,000 268,699
4.50%, 12/01/2045 200,000 166,005
Series E, 4.65%, 12/01/2048 100,000 83,713
6.15%, 11/15/2052 100,000 103,875
4.63%, 12/01/2054 30,000 24,766
Series C, 4.30%, 12/01/2056 25,000 19,281
Series C, 4.00%, 11/15/2057 50,000 36,556
4.50%, 5/15/2058 75,000 59,698
3.70%, 11/15/2059 90,000 60,426
Series C, 3.00%, 12/01/2060 20,000 11,487
3.60%, 6/15/2061 200,000 134,352
Constellation Energy Generation LLC
3.25%, 6/01/2025 255,000 248,461
6.13%, 1/15/2034 45,000 46,041
5.75%, 10/01/2041 30,000 28,577
5.60%, 6/15/2042 55,000 51,650
6.50%, 10/01/2053 55,000 57,082
Consumers Energy Co.
4.90%, 2/15/2029 10,000 9,829
4.63%, 5/15/2033 50,000 46,949
3.75%, 2/15/2050 80,000 59,500
3.50%, 8/01/2051 100,000 70,983
4.20%, 9/01/2052 195,000 153,758
Delmarva Power & Light Co. , 4.15% ,
5/15/2045 50,000 38,458
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 23,784
4.60%, 6/15/2043 50,000 42,576
6.25%, 10/15/2053 10,000 10,584
5.10%, 6/01/2065 50,000 43,635
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 85,000 78,454
Series D, 2.85%, 8/15/2026 100,000 94,125

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Dominion Energy, Inc. (continued)
Series C, 3.38%, 4/01/2030 70,000 62,013
5.38%, 11/15/2032 25,000 24,289
Series E, 6.30%, 3/15/2033 25,000 25,556
Series F, 5.25%, 8/01/2033 50,000 47,769
7.00%, 6/15/2038 112,000 118,773
Series B, 3.30%, 4/15/2041 25,000 17,799
Series C, 4.90%, 8/01/2041 25,000 21,660
DTE Electric Co.
Series A, 1.90%, 4/01/2028 10,000 8,828
3.70%, 3/15/2045 120,000 89,930
DTE Energy Co.
2.85%, 10/01/2026 20,000 18,776
4.88%, 6/01/2028 20,000 19,461
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 23,604
2.85%, 3/15/2032 115,000 96,125
4.95%, 1/15/2033 100,000 96,234
5.30%, 2/15/2040 50,000 47,443
4.25%, 12/15/2041 30,000 24,550
3.75%, 6/01/2045 75,000 55,120
3.88%, 3/15/2046 75,000 56,366
3.70%, 12/01/2047 50,000 35,753
5.35%, 1/15/2053 100,000 92,882
5.40%, 1/15/2054 29,000 27,261
Duke Energy Corp.
0.90%, 9/15/2025 105,000 98,374
5.00%, 12/08/2025 20,000 19,833
2.65%, 9/01/2026 308,000 288,647
5.00%, 12/08/2027 200,000 197,171
4.30%, 3/15/2028 15,000 14,404
2.45%, 6/01/2030 95,000 79,984
2.55%, 6/15/2031 50,000 41,111
5.75%, 9/15/2033 10,000 9,963
4.80%, 12/15/2045 250,000 210,110
3.75%, 9/01/2046 40,000 28,525
4.20%, 6/15/2049 25,000 18,877
3.50%, 6/15/2051 62,000 40,926
5.00%, 8/15/2052 495,000 421,499
6.10%, 9/15/2053 85,000 84,872
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 18,907
1.75%, 6/15/2030 100,000 81,181
2.40%, 12/15/2031 136,000 110,850
5.88%, 11/15/2033 550,000 562,142
6.20%, 11/15/2053 50,000 52,102
Duke Energy Indiana LLC
3.75%, 5/15/2046 173,000 127,121
Series YYY, 3.25%, 10/01/2049 25,000 16,448
Duke Energy Ohio, Inc. , 3.70% , 6/15/2046 50,000 36,416
Duke Energy Progress LLC
5.25%, 3/15/2033 150,000 147,209
5.10%, 3/15/2034 200,000 193,268
4.38%, 3/30/2044 100,000 81,731
3.60%, 9/15/2047 50,000 35,142
5.35%, 3/15/2053 200,000 185,237
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Duke Energy Progress NC Storm Funding LLC ,
Series A-3 , 2.80% , 7/01/2041 50,000 35,637
Edison International
4.13%, 3/15/2028 105,000 98,830
5.25%, 11/15/2028 10,000 9,798
El Paso Electric Co. , 6.00% , 5/15/2035 28,000 27,332
Emera US Finance LP
3.55%, 6/15/2026 10,000 9,520
2.64%, 6/15/2031 230,000 184,688
4.75%, 6/15/2046 50,000 39,042
ENEL Americas SA , 4.00% , 10/25/2026 50,000 47,719
ENEL Chile SA , 4.88% , 6/12/2028 100,000 95,232
Entergy Arkansas LLC , 3.50% , 4/01/2026 50,000 48,319
Entergy Corp.
2.95%, 9/01/2026 72,000 67,871
2.80%, 6/15/2030 20,000 17,046
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 32,612
1.60%, 12/15/2030 10,000 7,827
3.05%, 6/01/2031 445,000 379,013
2.35%, 6/15/2032 101,000 79,941
4.00%, 3/15/2033 160,000 142,350
4.95%, 1/15/2045 80,000 69,665
4.20%, 9/01/2048 60,000 46,516
5.70%, 3/15/2054 200,000 192,498
Entergy Mississippi LLC , 2.85% , 6/01/2028 155,000 141,027
Entergy Texas, Inc. , 5.80% , 9/01/2053 80,000 78,351
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 85,001
3.35%, 4/15/2050 15,000 9,882
Evergy Kansas Central, Inc. , 4.25% ,
12/01/2045 165,000 130,607
Evergy Metro, Inc. , Series 2020 , 2.25% ,
6/01/2030 40,000 33,285
Evergy, Inc. , 2.90% , 9/15/2029 100,000 87,609
Eversource Energy
Series Q, 0.80%, 8/15/2025 80,000 74,952
4.75%, 5/15/2026 115,000 112,937
Series U, 1.40%, 8/15/2026 31,000 28,112
5.45%, 3/01/2028 215,000 213,308
5.95%, 2/01/2029 50,000 50,556
Series O, 4.25%, 4/01/2029 100,000 93,804
Series R, 1.65%, 8/15/2030 100,000 78,434
5.13%, 5/15/2033 15,000 14,152
3.45%, 1/15/2050 120,000 78,983
Exelon Corp.
3.40%, 4/15/2026 100,000 96,121
5.15%, 3/15/2028 248,000 244,681
4.70%, 4/15/2050 110,000 91,438
Florida Power & Light Co.
4.45%, 5/15/2026 140,000 137,807
Series A, 3.30%, 5/30/2027 30,000 28,216
5.05%, 4/01/2028 90,000 89,569
4.40%, 5/15/2028 245,000 237,602
4.63%, 5/15/2030 10,000 9,689
4.80%, 5/15/2033 15,000 14,291
5.96%, 4/01/2039 25,000 25,783
3.80%, 12/15/2042 50,000 38,967
4.05%, 10/01/2044 50,000 40,047

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Florida Power & Light Co. (continued)
3.95%, 3/01/2048 95,000 73,406
3.15%, 10/01/2049 25,000 16,602
2.88%, 12/04/2051 230,000 141,649
Georgia Power Co.
3.25%, 4/01/2026 50,000 47,898
4.65%, 5/16/2028 110,000 106,961
Series B, 2.65%, 9/15/2029 300,000 262,147
4.30%, 3/15/2042 100,000 82,610
4.30%, 3/15/2043 25,000 20,284
Series A, 3.25%, 3/15/2051 316,000 206,481
5.13%, 5/15/2052 145,000 131,453
Idaho Power Co.
Series K, 4.20%, 3/01/2048 25,000 19,187
5.80%, 4/01/2054 50,000 48,479
Indiana Michigan Power Co.
4.25%, 8/15/2048 500,000 385,691
3.25%, 5/01/2051 50,000 31,917
5.63%, 4/01/2053 100,000 95,708
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 12,480
6.25%, 7/15/2039 40,000 40,384
Kentucky Utilities Co. , 5.45% , 4/15/2033 25,000 24,829
Louisville Gas & Electric Co. , 4.25% ,
4/01/2049 130,000 101,948
MidAmerican Energy Co.
3.65%, 4/15/2029 310,000 287,858
5.80%, 10/15/2036 50,000 50,249
3.65%, 8/01/2048 50,000 36,368
4.25%, 7/15/2049 270,000 216,828
3.15%, 4/15/2050 50,000 32,525
2.70%, 8/01/2052 150,000 87,587
5.85%, 9/15/2054 20,000 20,122
Mississippi Power Co. , Series 12-A , 4.25% ,
3/15/2042 20,000 16,082
National Fuel Gas Co.
3.95%, 9/15/2027 20,000 18,797
2.95%, 3/01/2031 100,000 82,127
National Grid PLC
5.60%, 6/12/2028 10,000 9,994
5.81%, 6/12/2033 15,000 14,868
National Grid USA , 5.80% , 4/01/2035 25,000 24,347
National Rural Utilities Cooperative Finance Corp.
3.45%, 6/15/2025 250,000 243,911
3.25%, 11/01/2025 330,000 318,992
4.45%, 3/13/2026 50,000 49,194
1.00%, 6/15/2026 45,000 41,034
4.80%, 3/15/2028 257,000 252,843
5.05%, 9/15/2028 95,000 93,896
1.35%, 3/15/2031 70,000 53,442
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 237,499
Series EE, 3.13%, 8/01/2050 25,000 15,588
6.00%, 3/15/2054 10,000 9,969
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/2025 14,000 13,804
5.75%, 9/01/2025 40,000 40,033
1.88%, 1/15/2027 175,000 159,118
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
NextEra Energy Capital Holdings, Inc.
(continued)
3.50%, 4/01/2029 85,000 77,603
2.75%, 11/01/2029 75,000 65,437
5.00%, 2/28/2030
(a)
80,000 78,189
2.25%, 6/01/2030 347,000 288,146
2.44%, 1/15/2032 240,000 192,945
5.00%, 7/15/2032 170,000 163,558
5.05%, 2/28/2033 160,000 153,401
3.00%, 1/15/2052 67,000 40,686
5.25%, 2/28/2053 90,000 81,322
3.80%, 3/15/2082 260,000 235,443
NiSource, Inc.
3.49%, 5/15/2027 105,000 98,993
5.25%, 3/30/2028 10,000 9,896
5.95%, 6/15/2041 235,000 230,292
5.25%, 2/15/2043 35,000 31,661
4.80%, 2/15/2044 100,000 85,068
5.65%, 2/01/2045 50,000 46,702
4.38%, 5/15/2047 185,000 146,173
5.00%, 6/15/2052 176,000 152,006
Northern States Power Co.
3.40%, 8/15/2042 25,000 18,464
4.00%, 8/15/2045 40,000 30,846
2.90%, 3/01/2050 35,000 21,798
5.10%, 5/15/2053
(a)
95,000 86,118
NSTAR Electric Co. , 4.55% , 6/01/2052 40,000 33,023
Oglethorpe Power Corp. , 5.38% , 11/01/2040 50,000 45,590
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028 130,000 122,705
3.25%, 4/01/2030 150,000 132,645
5.40%, 1/15/2033 26,000 25,684
4.15%, 4/01/2047 135,000 104,886
3.85%, 8/15/2047 25,000 18,371
5.60%, 4/01/2053 60,000 57,775
Oncor Electric Delivery Co. LLC
0.55%, 10/01/2025 35,000 32,650
4.30%, 5/15/2028 10,000 9,621
3.70%, 11/15/2028 100,000 93,503
5.65%, 11/15/2033 50,000 50,253
3.80%, 9/30/2047 50,000 37,122
3.10%, 9/15/2049 155,000 100,625
4.95%, 9/15/2052 40,000 35,615
One Gas, Inc. , 4.50% , 11/01/2048 45,000 37,035
Pacific Gas & Electric Co.
4.95%, 6/08/2025 30,000 29,641
3.50%, 6/15/2025 30,000 29,178
2.10%, 8/01/2027 160,000 142,404
3.00%, 6/15/2028 45,000 40,512
3.75%, 7/01/2028 205,400 189,184
4.65%, 8/01/2028 100,000 94,873
6.10%, 1/15/2029 15,000 15,134
4.55%, 7/01/2030 19,500 18,104
2.50%, 2/01/2031 335,000 271,720
3.25%, 6/01/2031 70,000 59,156
5.90%, 6/15/2032 110,000 108,640
6.40%, 6/15/2033
(a)
20,000 20,372
4.50%, 7/01/2040 100,000 81,220
3.30%, 8/01/2040 30,000 20,911
4.20%, 6/01/2041 75,000 57,667

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Pacific Gas & Electric Co. (continued)
4.60%, 6/15/2043 100,000 79,372
4.00%, 12/01/2046 50,000 35,371
3.95%, 12/01/2047 50,000 34,955
4.95%, 7/01/2050 630,000 512,751
3.50%, 8/01/2050 225,000 144,530
5.25%, 3/01/2052 66,000 55,491
6.75%, 1/15/2053 110,000 113,657
PacifiCorp
6.00%, 1/15/2039 200,000 198,451
4.10%, 2/01/2042 35,000 26,702
4.13%, 1/15/2049 100,000 73,698
2.90%, 6/15/2052 205,000 116,043
5.50%, 5/15/2054
(a)
20,000 17,887
PECO Energy Co.
4.90%, 6/15/2033 209,000 201,670
5.95%, 10/01/2036 500,000 506,917
3.90%, 3/01/2048 500,000 385,219
3.00%, 9/15/2049 40,000 25,415
2.85%, 9/15/2051 50,000 30,300
PG&E Energy Recovery Funding LLC , Series
A-3 , 2.82% , 7/15/2046 25,000 17,084
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 57,630 54,624
Series A-2, 4.72%, 6/01/2037 250,000 234,907
Series A-4, 5.21%, 12/01/2047 160,000 149,374
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 20,526
3.35%, 6/01/2050 130,000 82,845
Pinnacle West Capital Corp. , 1.30% ,
6/15/2025 245,000 232,202
PPL Capital Funding, Inc. , 3.10% , 5/15/2026 65,000 62,158
PPL Electric Utilities Corp. , 5.25% , 5/15/2053 170,000 159,091
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,269
3.60%, 9/15/2042 25,000 18,344
4.05%, 9/15/2049 30,000 22,358
Series 34, 3.20%, 3/01/2050 20,000 12,830
5.25%, 4/01/2053 500,000 448,509
Public Service Co. of New Hampshire , 5.15% ,
1/15/2053 100,000 92,118
Public Service Co. of Oklahoma , 5.25% ,
1/15/2033 100,000 96,176
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 305,890
4.90%, 12/15/2032 100,000 96,276
5.20%, 8/01/2033 10,000 9,799
3.65%, 9/01/2042 25,000 19,047
3.80%, 3/01/2046 25,000 18,900
3.85%, 5/01/2049 40,000 30,233
3.20%, 8/01/2049 110,000 73,248
5.45%, 8/01/2053 10,000 9,618
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,385
5.88%, 10/15/2028 15,000 15,145
1.60%, 8/15/2030 60,000 47,306
6.13%, 10/15/2033 10,000 10,179
Puget Energy, Inc.
3.65%, 5/15/2025 50,000 48,761
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Puget Energy, Inc. (continued)
2.38%, 6/15/2028 50,000 43,907
4.10%, 6/15/2030 75,000 67,659
4.22%, 3/15/2032 260,000 227,315
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 26,490
3.25%, 9/15/2049 184,000 118,554
2.89%, 9/15/2051 25,000 15,026
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 51,925
4.95%, 8/15/2028 55,000 54,226
Series XXX, 3.00%, 3/15/2032 100,000 84,534
Series RRR, 3.75%, 6/01/2047 175,000 127,538
Series TTT, 4.10%, 6/15/2049 10,000 7,651
Series UUU, 3.32%, 4/15/2050 105,000 68,877
Sempra Energy
5.40%, 8/01/2026 236,000 234,587
3.25%, 6/15/2027 68,000 63,362
5.50%, 8/01/2033 10,000 9,717
3.80%, 2/01/2038 160,000 126,937
6.00%, 10/15/2039 270,000 264,224
Sierra Pacific Power Co. , 5.90% , 3/15/2054
(b)
90,000 88,274
Southern California Edison Co.
5.85%, 11/01/2027 60,000 60,706
2.85%, 8/01/2029 120,000 105,865
Series G, 2.50%, 6/01/2031 275,000 225,055
5.95%, 11/01/2032 215,000 218,716
Series 05-E, 5.35%, 7/15/2035 40,000 38,505
4.50%, 9/01/2040 75,000 63,067
Series 13-A, 3.90%, 3/15/2043 50,000 37,957
4.65%, 10/01/2043 50,000 42,097
4.00%, 4/01/2047 500,000 374,690
Series B, 4.88%, 3/01/2049 60,000 50,861
3.65%, 2/01/2050 105,000 72,986
5.88%, 12/01/2053 10,000 9,740
Southern California Gas Co.
3.20%, 6/15/2025 210,000 204,699
2.95%, 4/15/2027 158,000 147,468
5.20%, 6/01/2033 10,000 9,732
3.75%, 9/15/2042 35,000 26,466
Series VV, 4.30%, 1/15/2049 65,000 50,874
Series WW, 3.95%, 2/15/2050 20,000 14,765
Southern Co. (The)
3.25%, 7/01/2026 333,000 317,518
4.85%, 6/15/2028 15,000 14,616
5.50%, 3/15/2029 10,000 9,977
Series A, 3.70%, 4/30/2030 10,000 9,055
5.20%, 6/15/2033 15,000 14,449
5.70%, 3/15/2034 15,000 14,969
4.40%, 7/01/2046 105,000 85,392
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 10,047
4.40%, 5/30/2047 45,000 35,694
Series 21A, 3.15%, 9/30/2051 25,000 15,355
Southern Power Co.
5.15%, 9/15/2041 100,000 89,507
5.25%, 7/15/2043 20,000 17,868

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.3% (continued)
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 107,525
4.15%, 6/01/2049 17,000 12,570
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 116,316
Series K, 2.75%, 10/01/2026 91,000 84,834
Series J, 3.90%, 4/01/2045 40,000 28,862
Spire Missouri, Inc. , 4.80% , 2/15/2033 50,000 47,406
Tampa Electric Co.
2.40%, 3/15/2031 60,000 49,079
4.35%, 5/15/2044 22,000 17,613
3.63%, 6/15/2050 165,000 114,539
Toledo Edison Co. (The) , 6.15% , 5/15/2037 25,000 25,490
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 39,939
4.00%, 6/15/2050 60,000 44,096
5.50%, 4/15/2053 50,000 46,940
Union Electric Co.
2.95%, 3/15/2030 50,000 43,638
3.90%, 9/15/2042 50,000 39,300
4.00%, 4/01/2048 46,000 34,807
3.25%, 10/01/2049 82,000 54,043
5.45%, 3/15/2053 50,000 46,939
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 200,000 192,367
Series B, 2.95%, 11/15/2026 30,000 28,304
Series B, 3.75%, 5/15/2027 80,000 76,248
Series A, 3.80%, 4/01/2028 50,000 47,161
5.30%, 8/15/2033 10,000 9,730
4.45%, 2/15/2044 115,000 95,238
Series B, 3.80%, 9/15/2047 520,000 377,467
4.60%, 12/01/2048 20,000 16,512
2.45%, 12/15/2050 235,000 128,417
5.70%, 8/15/2053 60,000 58,500
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046 15,000 10,784
3.65%, 9/15/2049 55,000 38,533
WEC Energy Group, Inc.
5.00%, 9/27/2025 90,000 89,196
4.75%, 1/09/2026 25,000 24,662
5.60%, 9/12/2026 10,000 10,012
5.15%, 10/01/2027 200,000 197,857
4.75%, 1/15/2028
(a)
200,000 196,063
2.20%, 12/15/2028 65,000 56,420
Wisconsin Power & Light Co.
1.95%, 9/16/2031 50,000 39,353
4.95%, 4/01/2033 50,000 47,266
Xcel Energy, Inc.
3.30%, 6/01/2025 35,000 34,069
1.75%, 3/15/2027 70,000 62,924
4.00%, 6/15/2028 75,000 70,549
2.60%, 12/01/2029 10,000 8,573
5.45%, 8/15/2033 15,000 14,494
3.50%, 12/01/2049 125,000 82,899
38,890,016
Total Corporate Bonds (cost $451,659,256) 428,689,682
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6%
Canada Government International Bond
0.75%, 5/19/2026
(a)
15,000 13,756
3.75%, 4/26/2028 450,000 431,974
Chile Government International Bond
2.75%, 1/31/2027 200,000 185,304
3.24%, 2/06/2028 40,000 36,916
4.85%, 1/22/2029 200,000 194,671
2.45%, 1/31/2031 20,000 16,643
2.55%, 1/27/2032 280,000 228,751
3.50%, 1/31/2034 500,000 422,268
3.10%, 5/07/2041 400,000 280,180
3.10%, 1/22/2061 351,000 205,021
Export Development Canada
3.88%, 2/14/2028 50,000 48,237
4.13%, 2/13/2029 500,000 484,921
Export-Import Bank of Korea
2.63%, 5/26/2026 200,000 189,618
5.00%, 1/11/2028 200,000 198,828
4.50%, 1/11/2029 500,000 487,956
4.63%, 1/11/2034 500,000 473,234
2.50%, 6/29/2041 170,000 114,982
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 28,403
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 364,086
3.40%, 9/18/2029 70,000 63,731
2.85%, 2/14/2030 410,000 357,911
4.85%, 1/11/2033 200,000 191,227
3.35%, 3/12/2071 926,000 570,014
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 41,269
Israel Government International Bond
2.88%, 3/16/2026 515,000 484,657
3.88%, 7/03/2050 160,000 110,026
Korea International Bond, 4.13%,
6/10/2044
(a)
200,000 170,643
Mexico Government International Bond
4.13%, 1/21/2026 600,000 583,443
4.50%, 4/22/2029 50,000 47,282
3.25%, 4/16/2030 75,000 65,059
2.66%, 5/24/2031 50,000 40,547
4.75%, 4/27/2032 60,000 54,914
Series A, 7.50%, 4/08/2033 150,000 164,910
4.88%, 5/19/2033 200,000 182,704
3.50%, 2/12/2034 1,322,000 1,061,084
Series A, 6.75%, 9/27/2034 89,000 92,041
6.05%, 1/11/2040 40,000 38,046
4.28%, 8/14/2041 1,253,000 959,883
4.75%, 3/08/2044 174,000 137,819
4.50%, 1/31/2050 150,000 111,809
6.34%, 5/04/2053 200,000 186,554
6.40%, 5/07/2054 400,000 377,087
5.75%, 10/12/2110 20,000 16,564
Panama Government International Bond
8.88%, 9/30/2027 250,000 264,432
9.38%, 4/01/2029 100,000 109,162
6.70%, 1/26/2036 440,000 413,222
4.50%, 4/16/2050 237,000 152,225
4.50%, 4/01/2056 293,000 181,430
3.87%, 7/23/2060 495,000 272,147

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Peruvian Government International Bond
4.13%, 8/25/2027 100,000 95,529
2.84%, 6/20/2030 200,000 170,210
2.78%, 1/23/2031 272,000 226,270
1.86%, 12/01/2032 166,000 121,706
8.75%, 11/21/2033 21,000 24,997
3.00%, 1/15/2034 427,000 334,935
3.30%, 3/11/2041 60,000 42,497
3.60%, 1/15/2072 85,000 51,734
3.23%, 7/28/2121 100,000 52,602
Philippine Government International Bond
9.50%, 2/02/2030 267,000 321,087
7.75%, 1/14/2031 200,000 224,812
1.95%, 1/06/2032 900,000 701,939
3.95%, 1/20/2040 231,000 188,406
2.65%, 12/10/2045 850,000 527,021
Province of Alberta Canada
1.00%, 5/20/2025 1,045,000 997,966
3.30%, 3/15/2028 230,000 216,016
1.30%, 7/22/2030 325,000 261,536
Province of British Columbia Canada
4.90%, 4/24/2029 500,000 498,208
1.30%, 1/29/2031 220,000 174,736
4.20%, 7/06/2033 215,000 201,540
Province of Manitoba Canada, 2.13%,
6/22/2026 1,208,000 1,133,546
Province of Ontario Canada
0.63%, 1/21/2026 498,000 460,257
1.05%, 4/14/2026 95,000 87,729
2.50%, 4/27/2026 340,000 322,809
2.30%, 6/15/2026 200,000 188,493
1.05%, 5/21/2027 65,000 57,739
2.00%, 10/02/2029 180,000 154,695
1.13%, 10/07/2030 350,000 276,183
1.60%, 2/25/2031 275,000 221,660
1.80%, 10/14/2031 235,000 188,674
2.13%, 1/21/2032 95,000 77,658
Province of Quebec Canada
0.60%, 7/23/2025 2,049,000 1,932,461
2.50%, 4/20/2026 375,000 356,195
1.35%, 5/28/2030 430,000 348,693
1.90%, 4/21/2031 50,000 40,927
Province of Saskatchewan Canada, 3.25%,
6/08/2027 30,000 28,406
Republic of Italy Government International Bond
1.25%, 2/17/2026 285,000 263,457
5.38%, 6/15/2033 40,000 38,478
4.00%, 10/17/2049 475,000 331,988
3.88%, 5/06/2051 405,000 272,758
Republic of Poland Government International Bond
3.25%, 4/06/2026 497,000 479,134
5.75%, 11/16/2032 108,000 109,980
5.13%, 9/18/2034 500,000 480,694
5.50%, 4/04/2053 150,000 142,359
5.50%, 3/18/2054 600,000 564,045
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 190,271
4.13%, 6/14/2028 350,000 338,564
0.00%, 5/11/2037
(c)
30,000 14,763
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Uruguay Government International Bond
4.38%, 10/27/2027 1,174,000 1,156,737
4.38%, 1/23/2031 45,000 43,160
4.13%, 11/20/2045 20,000 16,800
5.10%, 6/18/2050 284,000 259,042
4.98%, 4/20/2055 275,000 242,507
Total Foreign Governmental (cost $29,897,488) 28,162,200
Municipal Securities – 0.4%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 11,489
6.91%, 10/01/2050 380,000 434,426
California State University, RB
2.98%, 11/01/2051 15,000 10,017
2.72%, 11/01/2052 50,000 31,982
Chicago Transit Authority Sales & Transfer Tax
Receipts, RB, 6.90%, 12/01/2040 97,030 105,566
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 620,000 520,149
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 124,419
Commonwealth of Massachusetts, RB
4.11%, 7/15/2031 65,943 63,166
5.46%, 12/01/2039 320,000 321,964
Dallas Fort Worth International Airport, RB
2.84%, 11/01/2046 175,000 123,068
4.09%, 11/01/2051 100,000 81,581
4.51%, 11/01/2051 40,000 34,700
Health & Educational Facilities Authority
of The State of Missouri, RB, 3.23%,
5/15/2050 500,000 352,245
Idaho Energy Resources Authority, RB, 2.86%,
9/01/2046 45,000 29,787
Indiana Finance Authority, RB, 3.05%,
1/01/2051 65,000 45,530
Los Angeles County Metropolitan
Transportation Authority Sales Tax, RB,
5.74%, 6/01/2039 100,000 100,012
Louisiana Local Government Environmental
Facilities & Community Development
Authority, RB, Series 2022-ELL, Class A4,
4.48%, 8/01/2039 100,000 91,678
Michigan State University, RB, 4.17%,
8/15/2122 100,000 72,995
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 98,000 105,397
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 232,550
7.10%, 1/01/2041 345,000 391,605
New York City Municipal Water Finance
Authority, RB
5.72%, 6/15/2042 225,000 221,392
5.44%, 6/15/2043 790,000 751,843
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 16,826
Ohio State University (The), RB
4.91%, 6/01/2040 50,000 46,950
4.80%, 6/01/2111 10,000 8,494
Oklahoma Development Finance Authority,
RB, Series 2022-ONG, Class A1, 3.88%,
5/01/2037 88,207 83,123

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4% (continued)
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 91,999
3.14%, 2/15/2051 250,000 177,474
4.46%, 10/01/2062 150,000 126,591
Regents of The University of California
Medical Center Pooled, RB
6.58%, 5/15/2049 315,000 343,471
3.01%, 5/15/2050 465,000 303,435
Rutgers, The State University of New Jersey,
RB, 3.27%, 5/01/2043 60,000 46,566
Sales Tax Securitization Corp., GO, 3.82%,
1/01/2048 170,000 131,473
San Diego County Regional Transportation
Commission, RB, 5.91%, 4/01/2048 45,000 45,003
State Board of Administration Finance Corp.,
RB, 1.71%, 7/01/2027 100,000 89,606
State of California, GO
5.13%, 9/01/2029 100,000 100,266
7.50%, 4/01/2034 75,000 85,499
7.30%, 10/01/2039 85,000 96,234
7.63%, 3/01/2040 385,000 451,611
7.60%, 11/01/2040 15,000 17,722
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 24,290
State of Illinois, GO, 5.10%, 6/01/2033 20,000 19,537
Texas Private Activity Bond Surface
Transportation Corp., RB, 3.92%,
12/31/2049 10,000 7,857
University of Michigan, RB
2.44%, 4/01/2040 54,000 37,729
4.45%, 4/01/2122 50,000 39,600
University of Virginia, RB, 2.58%, 11/01/2051 100,000 59,699
Total Municipal Securities (cost $7,382,697) 6,708,616
Supranational Bank – 1.5%
African Development Bank
Series G, 3.38%, 7/07/2025 30,000 29,316
Series G, 0.88%, 3/23/2026 290,000 267,802
Series GDIF, 0.88%, 7/22/2026 30,000 27,356
Series G, 4.38%, 11/03/2027 405,000 397,562
4.38%, 3/14/2028 30,000 29,419
Asian Development Bank
Series G, 0.38%, 9/03/2025 95,000 89,006
4.25%, 1/09/2026 150,000 147,719
Series G, 1.00%, 4/14/2026 788,000 728,158
Series G, 1.50%, 1/20/2027 725,000 661,418
Series G, 3.13%, 8/20/2027 465,000 439,454
2.75%, 1/19/2028 50,000 46,376
Series G, 4.50%, 8/25/2028 695,000 685,503
1.75%, 9/19/2029 150,000 128,321
0.75%, 10/08/2030 150,000 116,530
Series G, 3.88%, 6/14/2033 750,000 697,197
Series G, 4.13%, 1/12/2034 300,000 283,780
Asian Infrastructure Investment Bank (The)
0.50%, 5/28/2025 175,000 165,846
0.50%, 1/27/2026 50,000 46,123
4.00%, 1/18/2028 85,000 82,281
4.13%, 1/18/2029 400,000 387,862
Corp. Andina de Fomento
1.63%, 9/23/2025 92,000 86,790
2.25%, 2/08/2027 265,000 241,875
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.5% (continued)
Council of Europe Development Bank
3.00%, 6/16/2025 335,000 326,085
3.75%, 5/25/2026 250,000 243,369
3.63%, 1/26/2028 10,000 9,558
European Bank For Reconstruction & Development
0.50%, 5/19/2025 1,280,000 1,216,783
Series G, 0.50%, 11/25/2025 110,000 102,238
Series G, 0.50%, 1/28/2026 40,000 36,919
European Investment Bank
0.63%, 7/25/2025 30,000 28,340
0.38%, 12/15/2025 5,000 4,629
Series G, 1.38%, 3/15/2027 175,000 158,443
4.38%, 3/19/2027 950,000 935,373
2.38%, 5/24/2027 150,000 139,317
0.63%, 10/21/2027 155,000 134,035
3.25%, 11/15/2027 645,000 610,862
3.88%, 3/15/2028 100,000 96,540
4.00%, 2/15/2029 300,000 289,616
1.75%, 3/15/2029 150,000 130,234
4.75%, 6/15/2029 400,000 399,214
0.88%, 5/17/2030 700,000 556,965
3.63%, 7/15/2030 900,000 844,216
1.25%, 2/14/2031 150,000 119,861
3.75%, 2/14/2033 100,000 92,741
4.13%, 2/13/2034 300,000 283,984
Inter-American Development Bank
Series G, 4.50%, 5/15/2026 1,500,000 1,482,220
2.00%, 6/02/2026 15,000 14,086
1.50%, 1/13/2027 100,000 91,290
2.38%, 7/07/2027 45,000 41,633
0.63%, 9/16/2027 65,000 56,405
1.13%, 7/20/2028 535,000 459,530
4.13%, 2/15/2029 400,000 388,191
3.50%, 9/14/2029 138,000 129,390
1.13%, 1/13/2031 260,000 205,376
3.88%, 10/28/2041 150,000 127,576
International Bank For Reconstruction & Development
0.38%, 7/28/2025 383,000 360,560
2.50%, 7/29/2025 748,000 723,005
0.50%, 10/28/2025 605,000 564,277
3.13%, 11/20/2025 50,000 48,448
3.13%, 6/15/2027 1,115,000 1,057,496
2.50%, 11/22/2027
(a)
35,000 32,304
Series G, 4.50%, 6/26/2028 150,000 146,110
3.50%, 7/12/2028 25,000 23,738
1.13%, 9/13/2028 195,000 166,684
3.88%, 2/14/2030 50,000 47,614
0.88%, 5/14/2030 50,000 39,735
4.00%, 7/25/2030 255,000 243,904
0.75%, 8/26/2030 75,000 58,580
1.63%, 11/03/2031 2,545,000 2,037,952
2.50%, 3/29/2032 110,000 93,396
4.75%, 11/14/2033 70,000 69,657
Series G, 4.75%, 2/15/2035 110,000 108,090
International Finance Corp.
Series G, 0.38%, 7/16/2025 30,000 28,281
Series G, 0.75%, 10/08/2026 1,004,000 907,158
Series G, 4.38%, 1/15/2027
(a)
210,000 206,822
0.75%, 8/27/2030 80,000 62,470

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.5% (continued)
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 47,136
2.25%, 11/04/2026 384,000 357,280
2.75%, 11/16/2027 234,000 215,973
4.63%, 7/19/2028 200,000 196,716
3.50%, 10/31/2028 600,000 562,375
1.25%, 1/21/2031 260,000 204,769
4.38%, 1/24/2031 500,000 482,700
Japan International Cooperation Agency
2.13%, 10/20/2026 400,000 370,962
3.38%, 6/12/2028 50,000 46,641
Korea Development Bank (The)
3.38%, 9/16/2025 200,000 194,357
2.00%, 10/25/2031 100,000 79,811
Nordic Investment Bank, 0.38%, 9/11/2025 465,000 435,149
Total Supranational Bank (cost $26,628,781) 25,760,863
U.S. Government Agencies – 27.2%
Federal Farm Credit Banks Funding Corp.
0.73%, 5/27/2025 200,000 190,193
0.61%, 8/25/2025 118,000 110,755
4.13%, 12/08/2025 800,000 786,781
0.75%, 12/16/2026 116,000 103,352
1.12%, 9/01/2028 50,000 42,295
1.10%, 8/10/2029 96,000 78,255
1.23%, 7/29/2030 26,000 20,628
1.15%, 8/12/2030 150,000 118,152
1.24%, 9/03/2030 550,000 433,784
1.38%, 1/14/2031 150,000 117,500
2.02%, 4/01/2031 500,000 409,849
1.79%, 6/22/2035 200,000 138,720
Federal Home Loan Banks
0.50%, 4/14/2025 1,445,000 1,381,897
0.38%, 9/04/2025 200,000 187,572
3.13%, 9/12/2025 140,000 135,941
0.96%, 3/05/2026 370,000 341,733
1.00%, 3/23/2026 4,875 4,509
1.88%, 9/11/2026 110,000 102,304
4.63%, 11/17/2026 700,000 694,665
1.25%, 12/21/2026 615,000 559,121
3.00%, 3/12/2027 300,000 284,525
3.25%, 11/16/2028 220,000 206,499
4.50%, 9/13/2030 700,000 684,080
Federal Home Loan Mortgage Corporation
0.38%, 7/21/2025
(d)
300,000 283,160
0.38%, 9/23/2025
(d)
1,749,000 1,636,883
0.63%, 11/25/2025
(d)
250,000 232,634
0.70%, 12/23/2025
(d)
200,000 185,251
0.80%, 10/28/2026
(d)
1,000,000 900,276
2.50%, 9/01/2027
(d)
8,158 7,859
4.00%, 7/01/2029
(d)
3,951 3,876
6.75%, 9/15/2029
(d)
50,000 54,614
0.00%, 12/14/2029
(c)(d)
200,000 151,914
3.00%, 2/01/2031
(d)
19,806 18,614
6.75%, 3/15/2031
(d)
50,000 55,641
2.50%, 12/01/2031
(d)
12,526 11,558
2.50%, 3/01/2032
(d)
72,974 67,159
6.25%, 7/15/2032
(d)
170,000 187,005
3.00%, 9/01/2032
(d)
35,850 33,346
3.00%, 10/01/2032
(d)
14,259 13,343
3.00%, 1/01/2033
(d)
4,393 4,081
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.00%, 2/01/2033
(d)
13,574 12,679
3.50%, 2/01/2033
(d)
19,618 18,506
3.00%, 4/01/2033
(d)
50,121 47,225
3.00%, 4/01/2033
(d)
19,729 18,834
3.00%, 7/01/2033
(d)
72,223 66,725
4.00%, 4/01/2034
(d)
19,922 18,994
3.00%, 8/01/2034
(d)
14,721 13,515
3.50%, 3/01/2035
(d)
6,821 6,357
2.50%, 4/01/2035
(d)
12,447 11,134
3.00%, 4/01/2035
(d)
97,735 89,727
3.00%, 4/01/2035
(d)
25,503 23,404
2.50%, 5/01/2035
(d)
32,107 28,671
3.00%, 6/01/2035
(d)
61,727 57,884
3.00%, 6/01/2035
(d)
36,125 33,152
2.50%, 7/01/2035
(d)
199,222 178,187
2.00%, 8/01/2035
(d)
184,880 161,597
2.50%, 9/01/2035
(d)
104,460 93,283
2.00%, 10/01/2035
(d)
306,651 267,891
2.00%, 10/01/2035
(d)
155,812 136,106
2.50%, 10/01/2035
(d)
257,920 230,325
2.50%, 10/01/2035
(d)
21,485 19,187
1.50%, 11/01/2035
(d)
688,476 583,304
2.00%, 11/01/2035
(d)
178,722 155,501
1.50%, 12/01/2035
(d)
67,543 57,212
2.00%, 12/01/2035
(d)
456,404 397,068
2.50%, 1/01/2036
(d)
31,699 28,307
1.50%, 2/01/2036
(d)
147,212 124,638
2.00%, 2/01/2036
(d)
314,646 272,019
1.50%, 3/01/2036
(d)
65,410 55,508
1.50%, 4/01/2036
(d)
98,557 84,050
2.00%, 5/01/2036
(d)
514,909 448,336
2.50%, 6/01/2036
(d)
276,742 245,726
2.00%, 8/01/2036
(d)
179,150 155,158
1.50%, 9/01/2036
(d)
37,466 31,657
1.00%, 10/01/2036
(d)
58,608 47,882
1.50%, 10/01/2036
(d)
68,645 57,987
1.50%, 10/01/2036
(d)
975,014 823,630
2.00%, 10/01/2036
(d)
92,856 80,266
1.50%, 11/01/2036
(d)
77,741 65,653
2.00%, 11/01/2036
(d)
101,254 87,611
2.00%, 12/01/2036
(d)
19,010 16,444
1.50%, 1/01/2037
(d)
183,605 154,970
2.00%, 1/01/2037
(d)
46,727 40,685
2.00%, 1/01/2037
(d)
100,523 86,924
1.50%, 2/01/2037
(d)
457,336 385,257
1.50%, 2/01/2037
(d)
152,478 128,875
1.50%, 2/01/2037
(d)
161,496 136,272
2.00%, 2/01/2037
(d)
799,702 691,306
1.50%, 3/01/2037
(d)
102,232 86,142
2.00%, 3/01/2037
(d)
192,094 167,237
2.50%, 3/01/2037
(d)
158,151 140,734
2.50%, 3/01/2037
(d)
38,923 34,551
1.50%, 4/01/2037
(d)
47,416 40,065
2.00%, 4/01/2037
(d)
69,629 60,185
2.50%, 4/01/2037
(d)
211,650 188,831
2.50%, 5/01/2037
(d)
163,402 145,048
3.00%, 5/01/2037
(d)
21,157 19,416
3.00%, 5/01/2037
(d)
18,142 16,215
3.00%, 5/01/2037
(d)
13,606 12,178
3.00%, 9/01/2037
(d)
76,079 69,114

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.50%, 9/01/2037
(d)
72,648 67,512
4.00%, 9/01/2037
(d)
58,286 55,380
3.50%, 10/01/2037
(d)
61,158 56,834
4.00%, 4/01/2038
(d)
116,569 110,723
3.00%, 5/01/2038
(d)
933,355 856,543
4.50%, 5/01/2038
(d)
21,155 20,470
3.00%, 6/01/2038
(d)
20,971 19,055
4.50%, 6/01/2038
(d)
64,416 62,330
3.00%, 7/01/2038
(d)
144,358 131,141
5.50%, 8/01/2038
(d)
60,521 60,217
5.00%, 11/01/2038
(d)
227,885 223,946
0.00%, 11/15/2038
(c)(d)
300,000 138,523
3.00%, 11/01/2039
(d)
37,955 33,255
3.00%, 3/01/2040
(d)
80,542 70,569
2.50%, 4/01/2040
(d)
6,383 5,414
2.50%, 5/01/2040
(d)
149,888 127,106
2.00%, 8/01/2040
(d)
272,573 223,634
2.50%, 9/01/2040
(d)
50,036 42,387
2.50%, 10/01/2040
(d)
14,167 12,001
2.00%, 11/01/2040
(d)
115,384 94,587
4.00%, 11/01/2040
(d)
47,237 43,855
1.50%, 1/01/2041
(d)
109,851 87,404
1.50%, 5/01/2041
(d)
177,886 140,519
4.50%, 5/01/2041
(d)
90,451 86,347
2.50%, 6/01/2041
(d)
128,863 108,422
2.00%, 8/01/2041
(d)
131,348 106,924
2.00%, 12/01/2041
(d)
227,769 184,915
2.50%, 12/01/2041
(d)
408,803 343,424
1.50%, 2/01/2042
(d)
42,892 33,726
2.00%, 3/01/2042
(d)
298,306 240,604
2.00%, 4/01/2042
(d)
43,389 35,073
2.50%, 4/01/2042
(d)
932,235 778,446
2.00%, 5/01/2042
(d)
68,499 55,370
2.50%, 5/01/2042
(d)
87,067 72,853
3.00%, 5/01/2042
(d)
64,885 55,936
3.50%, 5/01/2042
(d)
514,590 460,308
3.00%, 6/01/2042
(d)
21,732 18,763
3.00%, 7/01/2042
(d)
21,969 18,968
3.00%, 9/01/2042
(d)
576,694 505,281
4.00%, 9/01/2042
(d)
21,445 19,702
3.00%, 12/01/2042
(d)
15,244 13,245
3.00%, 1/01/2043
(d)
40,464 35,159
3.50%, 2/01/2043
(d)
45,297 40,597
4.50%, 2/01/2043
(d)
83,188 78,020
3.00%, 4/01/2043
(d)
57,824 50,024
5.00%, 6/01/2043
(d)
22,910 22,150
3.50%, 10/01/2043
(d)
151,794 135,895
4.00%, 1/01/2044
(d)
49,022 45,083
3.50%, 12/01/2044
(d)
39,532 35,202
4.00%, 12/01/2044
(d)
18,293 16,770
3.00%, 1/01/2045
(d)
289,679 247,944
4.00%, 2/01/2045
(d)
41,206 37,903
3.00%, 5/01/2045
(d)
8,651 7,378
3.50%, 7/01/2045
(d)
63,273 56,087
3.50%, 7/01/2045
(d)
47,392 41,951
4.00%, 9/01/2045
(d)
103,312 94,567
3.50%, 10/01/2045
(d)
51,488 45,807
4.50%, 10/01/2045
(d)
58,450 55,456
4.00%, 11/01/2045
(d)
178,218 163,133
3.50%, 12/01/2045
(d)
6,591 5,834
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.50%, 3/01/2046
(d)
282,293 249,885
3.50%, 6/01/2046
(d)
374,095 330,841
3.50%, 8/01/2046
(d)
404,333 358,835
3.50%, 8/01/2046
(d)
55,529 49,519
3.00%, 9/01/2046
(d)
263,701 225,676
3.00%, 11/01/2046
(d)
47,353 40,318
3.00%, 12/01/2046
(d)
142,308 121,166
3.00%, 1/01/2047
(d)
44,364 38,238
3.50%, 2/01/2047
(d)
2,621,408 2,308,881
3.00%, 8/01/2047
(d)
39,861 33,939
4.00%, 8/01/2047
(d)
36,417 33,186
3.00%, 9/01/2047
(d)
193,585 162,071
3.50%, 9/01/2047
(d)
16,065 14,135
4.50%, 10/01/2047
(d)
58,418 54,896
3.50%, 6/01/2048
(d)
59,536 52,568
3.50%, 7/01/2048
(d)
15,445 13,573
4.50%, 8/01/2048
(d)
70,005 65,626
4.00%, 1/01/2049
(d)
130,556 119,151
4.50%, 3/01/2049
(d)
22,139 20,783
3.50%, 5/01/2049
(d)
103,059 89,984
4.00%, 7/01/2049
(d)
170,417 155,450
4.00%, 8/01/2049
(d)
299,250 270,656
3.00%, 9/01/2049
(d)
32,453 27,352
3.00%, 10/01/2049
(d)
717,162 601,107
3.00%, 10/01/2049
(d)
37,224 31,374
3.50%, 10/01/2049
(d)
891,893 778,744
5.00%, 10/01/2049
(d)
48,243 46,467
2.50%, 1/01/2050
(d)
32,258 25,891
3.00%, 2/01/2050
(d)
47,597 40,257
4.50%, 2/01/2050
(d)
17,643 16,530
3.00%, 3/01/2050
(d)
31,013 26,138
3.00%, 4/01/2050
(d)
104,855 87,888
3.00%, 4/01/2050
(d)
143,030 119,886
2.50%, 6/01/2050
(d)
276,834 222,755
2.50%, 6/01/2050
(d)
65,201 52,111
2.50%, 6/01/2050
(d)
167,173 134,514
2.50%, 6/01/2050
(d)
55,774 44,878
2.00%, 7/01/2050
(d)
117,127 90,431
2.50%, 7/01/2050
(d)
155,102 124,755
2.50%, 7/01/2050
(d)
360,930 291,210
2.50%, 8/01/2050
(d)
12,568 10,041
2.50%, 8/01/2050
(d)
632,877 511,721
3.00%, 8/01/2050
(d)
217,763 184,078
2.00%, 9/01/2050
(d)
489,336 373,047
2.00%, 9/01/2050
(d)
121,787 92,845
2.00%, 9/01/2050
(d)
292,843 225,006
2.00%, 9/01/2050
(d)
217,951 167,831
2.00%, 9/01/2050
(d)
569,854 434,254
2.50%, 9/01/2050
(d)
253,934 201,162
4.00%, 9/01/2050
(d)
193,885 178,096
2.00%, 10/01/2050
(d)
107,816 82,160
2.00%, 10/01/2050
(d)
144,789 110,335
2.00%, 10/01/2050
(d)
191,359 146,726
2.50%, 10/01/2050
(d)
117,275 94,438
2.50%, 10/01/2050
(d)
132,583 107,466
3.00%, 10/01/2050
(d)
31,165 26,064
2.50%, 11/01/2050
(d)
481,004 389,583
2.00%, 12/01/2050
(d)
172,503 131,348
2.50%, 12/01/2050
(d)
280,705 226,047
2.50%, 12/01/2050
(d)
422,846 335,074

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 12/01/2050
(d)
248,247 200,988
3.00%, 12/01/2050
(d)
599,389 504,963
1.50%, 1/01/2051
(d)
62,918 45,307
1.50%, 1/01/2051
(d)
721,584 519,438
2.00%, 1/01/2051
(d)
3,423,278 2,605,500
2.50%, 1/01/2051
(d)
1,087,666 862,127
3.00%, 1/01/2051
(d)
265,393 222,286
1.50%, 2/01/2051
(d)
176,322 127,071
2.00%, 2/01/2051
(d)
997,828 759,150
2.00%, 2/01/2051
(d)
4,548,114 3,463,039
2.00%, 2/01/2051
(d)
73,663 56,390
2.50%, 2/01/2051
(d)
15,603 12,437
2.50%, 3/01/2051
(d)
242,279 193,474
1.50%, 4/01/2051
(d)
255,045 183,434
2.00%, 4/01/2051
(d)
443,073 343,018
2.00%, 4/01/2051
(d)
255,896 194,797
2.00%, 4/01/2051
(d)
218,961 167,149
2.50%, 4/01/2051
(d)
453,603 361,695
1.50%, 5/01/2051
(d)
2,123,602 1,527,341
2.00%, 5/01/2051
(d)
747,266 572,493
2.00%, 5/01/2051
(d)
479,343 363,932
2.00%, 5/01/2051
(d)
98,651 76,161
2.00%, 5/01/2051
(d)
307,573 233,944
2.50%, 5/01/2051
(d)
216,299 174,719
2.50%, 5/01/2051
(d)
380,975 301,811
2.50%, 5/01/2051
(d)
54,280 43,218
2.50%, 5/01/2051
(d)
194,919 156,235
1.50%, 6/01/2051
(d)
232,432 167,134
2.00%, 6/01/2051
(d)
245,151 188,022
3.00%, 6/01/2051
(d)
454,035 375,014
2.50%, 7/01/2051
(d)
118,183 94,633
2.50%, 7/01/2051
(d)
481,505 386,703
2.50%, 7/01/2051
(d)
2,455,077 1,953,725
3.00%, 7/01/2051
(d)
262,013 216,412
3.00%, 7/01/2051
(d)
283,356 239,130
3.00%, 7/01/2051
(d)
619,328 515,312
3.00%, 7/01/2051
(d)
306,753 257,449
1.50%, 8/01/2051
(d)
128,390 92,341
1.50%, 8/01/2051
(d)
51,844 37,271
2.00%, 8/01/2051
(d)
687,296 523,749
2.00%, 8/01/2051
(d)
299,786 227,328
2.50%, 8/01/2051
(d)
105,851 85,372
3.00%, 8/01/2051
(d)
848,812 711,458
1.50%, 9/01/2051
(d)
21,632 15,550
2.00%, 9/01/2051
(d)
297,420 225,441
2.00%, 9/01/2051
(d)
22,094 16,747
2.00%, 9/01/2051
(d)
21,480 16,282
2.00%, 9/01/2051
(d)
342,176 259,260
2.50%, 9/01/2051
(d)
168,278 134,673
2.50%, 9/01/2051
(d)
208,827 166,118
2.50%, 9/01/2051
(d)
60,943 48,447
3.50%, 9/01/2051
(d)
105,841 91,526
1.50%, 10/01/2051
(d)
416,320 299,233
2.00%, 10/01/2051
(d)
425,524 324,175
2.00%, 10/01/2051
(d)
194,512 148,184
2.00%, 10/01/2051
(d)
85,904 65,087
2.00%, 10/01/2051
(d)
524,141 397,456
2.00%, 10/01/2051
(d)
2,882,889 2,184,665
2.50%, 10/01/2051
(d)
333,985 265,399
2.50%, 10/01/2051
(d)
250,120 200,483
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 11/01/2051
(d)
384,500 291,208
2.00%, 11/01/2051
(d)
339,148 259,482
2.50%, 11/01/2051
(d)
207,168 167,023
2.50%, 11/01/2051
(d)
82,866 66,918
3.50%, 11/01/2051
(d)
107,879 94,008
2.00%, 12/01/2051
(d)
128,489 97,966
2.50%, 12/01/2051
(d)
192,340 154,113
2.50%, 12/01/2051
(d)
376,993 298,539
2.50%, 12/01/2051
(d)
224,196 180,682
3.00%, 12/01/2051
(d)
287,799 238,171
2.00%, 1/01/2052
(d)
351,857 271,095
2.00%, 1/01/2052
(d)
586,628 443,046
2.00%, 1/01/2052
(d)
295,423 223,690
2.50%, 1/01/2052
(d)
173,618 139,002
3.00%, 1/01/2052
(d)
377,707 316,005
2.00%, 2/01/2052
(d)
4,781,820 3,621,598
2.00%, 2/01/2052
(d)
282,809 214,407
2.00%, 2/01/2052
(d)
1,411,111 1,067,417
2.00%, 2/01/2052
(d)
816,481 623,283
2.50%, 2/01/2052
(d)
255,026 204,262
2.50%, 2/01/2052
(d)
192,923 154,521
2.50%, 2/01/2052
(d)
1,278,529 1,020,849
2.50%, 2/01/2052
(d)
630,287 506,326
2.50%, 2/01/2052
(d)
239,978 190,400
3.00%, 2/01/2052
(d)
252,100 208,321
3.00%, 2/01/2052
(d)
106,898 89,255
2.00%, 3/01/2052
(d)
356,047 270,101
2.00%, 3/01/2052
(d)
1,207,637 912,346
2.00%, 3/01/2052
(d)
23,123 17,479
3.00%, 3/01/2052
(d)
431,317 356,706
3.50%, 3/01/2052
(d)
340,469 296,612
2.00%, 4/01/2052
(d)
223,302 170,918
2.00%, 4/01/2052
(d)
158,664 119,867
2.50%, 4/01/2052
(d)
692,693 548,948
2.50%, 4/01/2052
(d)
5,447,867 4,350,792
2.50%, 4/01/2052
(d)
977,935 777,414
3.00%, 4/01/2052
(d)
281,233 236,527
3.50%, 4/01/2052
(d)
86,339 75,087
2.00%, 5/01/2052
(d)
246,661 186,348
2.50%, 5/01/2052
(d)
315,872 250,323
2.50%, 5/01/2052
(d)
544,537 431,537
3.00%, 5/01/2052
(d)
1,416,198 1,171,109
3.00%, 5/01/2052
(d)
67,783 56,388
3.00%, 5/01/2052
(d)
125,452 105,004
3.00%, 5/01/2052
(d)
308,885 257,512
3.50%, 5/01/2052
(d)
272,275 234,922
3.50%, 5/01/2052
(d)
22,304 19,250
3.50%, 5/01/2052
(d)
472,656 407,938
3.50%, 5/01/2052
(d)
257,017 222,680
2.50%, 6/01/2052
(d)
22,880 18,132
3.00%, 6/01/2052
(d)
166,841 139,079
3.00%, 6/01/2052
(d)
387,748 320,614
3.50%, 6/01/2052
(d)
392,467 340,095
3.50%, 6/01/2052
(d)
106,152 91,505
4.00%, 6/01/2052
(d)
279,746 250,738
4.50%, 6/01/2052
(d)
187,921 175,073
3.00%, 7/01/2052
(d)
1,083,850 896,194
3.00%, 7/01/2052
(d)
289,269 239,163
4.00%, 7/01/2052
(d)
91,878 82,151
4.50%, 7/01/2052
(d)
498,686 460,315

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.50%, 8/01/2052
(d)
281,839 245,595
4.00%, 8/01/2052
(d)
68,480 61,230
4.50%, 8/01/2052
(d)
358,822 331,229
4.50%, 8/01/2052
(d)
180,924 167,003
5.00%, 8/01/2052
(d)
188,330 179,083
5.00%, 8/01/2052
(d)
145,290 138,366
2.50%, 9/01/2052
(d)
240,781 191,037
3.00%, 9/01/2052
(d)
110,991 91,765
4.00%, 9/01/2052
(d)
23,785 21,268
4.00%, 9/01/2052
(d)
831,137 743,150
4.50%, 9/01/2052
(d)
200,051 184,611
4.50%, 9/01/2052
(d)
541,459 500,089
4.50%, 9/01/2052
(d)
295,169 272,388
5.00%, 9/01/2052
(d)
22,345 21,288
4.00%, 10/01/2052
(d)
184,274 165,964
4.00%, 10/01/2052
(d)
448,188 402,741
4.00%, 10/01/2052
(d)
95,777 85,732
4.00%, 10/01/2052
(d)
221,948 198,452
4.50%, 10/01/2052
(d)
679,526 631,370
5.50%, 10/01/2052
(d)
43,891 42,726
3.50%, 11/01/2052
(d)
2,779,916 2,397,123
5.00%, 11/01/2052
(d)
113,666 107,953
6.00%, 11/01/2052
(d)
1,454,118 1,440,941
4.50%, 12/01/2052
(d)
140,543 129,696
4.50%, 12/01/2052
(d)
182,580 170,026
4.50%, 12/01/2052
(d)
55,696 51,366
5.00%, 12/01/2052
(d)
22,801 21,749
5.00%, 12/01/2052
(d)
146,240 138,950
5.50%, 12/01/2052
(d)
22,536 21,925
4.00%, 1/01/2053
(d)
278,399 248,927
4.50%, 1/01/2053
(d)
420,811 388,216
4.50%, 1/01/2053
(d)
23,543 21,706
5.00%, 1/01/2053
(d)
46,033 43,786
5.00%, 1/01/2053
(d)
138,888 131,853
6.00%, 1/01/2053
(d)
273,422 270,944
5.00%, 2/01/2053
(d)
398,435 377,947
5.00%, 2/01/2053
(d)
477,744 456,834
5.50%, 2/01/2053
(d)
453,485 440,943
4.00%, 3/01/2053
(d)
69,903 62,957
4.50%, 3/01/2053
(d)
141,436 130,348
6.00%, 3/01/2053
(d)
21,717 21,520
4.00%, 4/01/2053
(d)
23,997 21,451
5.00%, 4/01/2053
(d)
868,957 823,851
5.50%, 4/01/2053
(d)
424,421 417,521
4.50%, 5/01/2053
(d)
265,423 244,838
5.00%, 5/01/2053
(d)
307,830 291,851
5.50%, 5/01/2053
(d)
473,783 460,190
6.00%, 5/01/2053
(d)
278,721 277,983
6.00%, 5/01/2053
(d)
453,698 449,573
4.50%, 6/01/2053
(d)
163,268 151,171
5.50%, 6/01/2053
(d)
47,932 46,832
5.50%, 6/01/2053
(d)
441,309 428,606
6.00%, 6/01/2053
(d)
137,173 135,926
4.50%, 7/01/2053
(d)
144,816 133,463
5.00%, 7/01/2053
(d)
142,809 135,584
5.50%, 7/01/2053
(d)
493,891 479,636
4.50%, 8/01/2053
(d)
24,249 22,348
5.00%, 8/01/2053
(d)
143,587 136,133
5.50%, 8/01/2053
(d)
566,138 549,754
6.00%, 8/01/2053
(d)
93,023 92,177
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.00%, 9/01/2053
(d)
1,260,786 1,195,340
5.50%, 9/01/2053
(d)
353,158 342,910
5.50%, 9/01/2053
(d)
120,572 117,436
5.50%, 9/01/2053
(d)
440,022 428,332
5.50%, 9/01/2053
(d)
286,549 281,471
6.00%, 9/01/2053
(d)
399,063 395,435
2.50%, 10/01/2053
(d)
786,801 624,495
4.50%, 10/01/2053
(d)
390,308 359,710
5.50%, 10/01/2053
(d)
387,613 379,369
6.50%, 10/01/2053
(d)
766,648 772,644
4.50%, 11/01/2053
(d)
97,725 90,064
5.00%, 11/01/2053
(d)
743,404 704,815
5.50%, 11/01/2053
(d)
966,885 938,754
5.50%, 11/01/2053
(d)
491,811 478,931
6.00%, 11/01/2053
(d)
369,573 368,271
6.00%, 11/01/2053
(d)
310,759 307,933
6.50%, 11/01/2053
(d)
240,334 244,738
4.50%, 12/01/2053
(d)
24,468 22,550
5.00%, 12/01/2053
(d)
171,570 162,664
5.50%, 1/01/2054
(d)
1,472,597 1,429,738
6.00%, 1/01/2054
(d)
968,571 959,764
5.50%, 2/01/2054
(d)
49,723 48,355
6.50%, 2/01/2054
(d)
192,396 193,901
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs.
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 194,598
Series 2016-K052, Class A2, 3.15%,
11/25/2025
(d)
175,000 169,509
Series 2019-K734, Class A2, 3.21%,
2/25/2026
(d)
325,000 314,270
Series 2016-K055, Class A2, 2.67%,
3/25/2026
(d)
425,000 405,620
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,112
Series 2016-K057, Class A2, 2.57%,
7/25/2026
(d)
125,000 118,279
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 84,834
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 18,960
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 140,910
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
69,471 66,859
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 150,856
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
20,676 20,023
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 65,841
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 47,581
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 47,395
Series 2023-K508, Class A2, 4.74%,
8/25/2028
(d)
100,000 98,104
Series 2022-K747, Class AM, 1.75%,
12/25/2028
(d)
1,000,000 859,502
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 122,560

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs. (continued)
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
1,060,000 989,807
Series 2020-K110, Class A1, 1.02%,
9/25/2029
(d)
198,910 172,808
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 35,304
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
34,836 31,303
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 8,771
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 75,656
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
34,141 31,409
Series 2020-K116, Class A2, 1.38%,
7/25/2030
(d)
120,000 96,286
Series 2020-K117, Class A2, 1.41%,
8/25/2030
(d)
130,000 104,198
Series 2020-K118, Class A2, 1.49%,
9/25/2030
(d)
280,000 225,176
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 112,487
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 161,089
Series 2021-K124, Class A2, 1.66%,
12/25/2030
(d)
1,300,000 1,047,611
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 41,391
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 132,922
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 163,337
Series 2021-K134, Class A2, 2.24%,
10/25/2031
(d)
125,000 102,708
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 43,850
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 97,599
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 330,305
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 24,707
Series 2018-K154, Class A3, 3.46%,
11/25/2032
(d)
1,100,000 974,452
Series 2023-155, Class AM, 4.25%,
4/25/2033
(d)
250,000 232,523
Series 2018-K157, Class A2, 3.99%,
5/25/2033
(d)
260,000 243,185
Series 2023-157, Class A2, 4.20%,
5/25/2033
(d)
100,000 93,150
Series 2023-159, Class A2, 4.50%,
7/25/2033
(d)
250,000 238,037
Series 2023-161, Class A2, 4.90%,
10/25/2033
(d)
1,000,000 980,738
Series 2024-162, Class A2, 5.15%,
12/25/2033
(d)
100,000 99,849
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 16,280
Series 2020-1515, Class A2, 1.94%,
2/25/2035
(d)
900,000 660,409
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association
0.38%, 8/25/2025
(d)
30,000 28,177
0.56%, 11/17/2025
(d)
450,000 418,881
0.64%, 12/30/2025
(d)
200,000 185,172
1.88%, 9/24/2026
(d)
755,000 702,153
3.00%, 11/01/2026
(d)
9,826 9,503
3.00%, 12/01/2026
(d)
5,484 5,299
3.00%, 12/01/2026
(d)
20,774 20,065
3.00%, 12/01/2026
(d)
5,978 5,770
3.00%, 6/01/2027
(d)
6,153 5,963
0.75%, 10/08/2027
(d)
800,000 696,654
3.00%, 2/01/2028
(d)
9,860 9,537
2.50%, 6/01/2028
(d)
23,697 22,603
3.00%, 9/01/2028
(d)
45,769 43,925
3.00%, 7/01/2030
(d)
30,413 29,136
2.00%, 8/01/2030
(d)
32,753 30,182
3.50%, 8/01/2030
(d)
7,400 7,237
0.88%, 8/05/2030
(d)
1,565,000 1,234,174
2.00%, 10/01/2030
(d)
7,402 6,843
2.50%, 3/01/2031
(d)
34,132 32,394
3.50%, 4/01/2031
(d)
27,537 26,221
3.00%, 8/01/2031
(d)
14,005 13,090
2.50%, 10/01/2031
(d)
71,947 67,793
2.00%, 11/01/2031
(d)
23,030 20,957
2.50%, 11/01/2031
(d)
263,944 244,322
3.50%, 11/01/2031
(d)
9,870 9,537
2.50%, 1/01/2032
(d)
54,884 50,674
2.50%, 1/01/2032
(d)
9,720 9,066
3.00%, 1/01/2032
(d)
140,964 131,795
3.50%, 1/01/2032
(d)
11,694 11,097
3.00%, 2/01/2032
(d)
13,617 12,753
3.50%, 4/01/2032
(d)
11,700 11,117
2.50%, 5/01/2032
(d)
73,631 68,567
3.00%, 8/01/2032
(d)
57,135 53,244
3.50%, 8/01/2032
(d)
52,851 50,245
3.00%, 9/01/2032
(d)
20,800 19,356
2.50%, 1/01/2033
(d)
16,112 15,173
3.00%, 2/01/2033
(d)
96,399 89,684
3.00%, 2/01/2033
(d)
30,396 28,209
3.50%, 5/01/2033
(d)
20,348 19,227
3.50%, 10/01/2033
(d)
24,413 22,932
4.00%, 4/01/2034
(d)
7,290 7,008
2.50%, 8/01/2034
(d)
38,456 34,408
2.50%, 9/01/2034
(d)
609,483 545,329
3.50%, 9/01/2034
(d)
18,223 17,044
4.00%, 10/01/2034
(d)
42,698 40,654
2.50%, 1/01/2035
(d)
123,433 110,441
3.00%, 1/01/2035
(d)
106,130 97,436
2.50%, 2/01/2035
(d)
121,283 108,522
3.00%, 2/01/2035
(d)
6,170 5,664
2.50%, 3/01/2035
(d)
145,795 130,466
3.50%, 3/01/2035
(d)
7,189 6,784
4.00%, 3/01/2035
(d)
26,467 25,402
2.00%, 6/01/2035
(d)
1,097,270 956,820
2.00%, 7/01/2035
(d)
922,873 804,390
2.00%, 7/01/2035
(d)
187,016 163,006
2.50%, 7/01/2035
(d)
20,360 18,182
2.50%, 7/01/2035
(d)
89,397 79,944
3.00%, 7/01/2035
(d)
473,335 434,557
3.50%, 7/01/2035
(d)
461,020 434,023
2.00%, 9/01/2035
(d)
83,391 72,620

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 9/01/2035
(d)
38,880 34,751
2.50%, 9/01/2035
(d)
77,521 69,227
3.00%, 9/01/2035
(d)
19,062 17,493
1.50%, 10/01/2035
(d)
220,995 187,278
2.00%, 10/01/2035
(d)
163,882 143,029
2.00%, 10/01/2035
(d)
242,451 211,488
2.00%, 10/01/2035
(d)
13,353 11,659
2.00%, 10/01/2035
(d)
29,626 25,790
5.50%, 10/01/2035
(d)
11,067 11,092
1.50%, 11/01/2035
(d)
14,411 12,209
2.00%, 11/01/2035
(d)
133,146 115,966
2.50%, 11/01/2035
(d)
34,490 30,800
1.50%, 12/01/2035
(d)
91,970 77,903
2.00%, 12/01/2035
(d)
85,203 73,647
2.00%, 12/01/2035
(d)
27,356 23,837
2.50%, 1/01/2036
(d)
63,856 57,006
3.00%, 1/01/2036
(d)
34,488 31,650
2.00%, 2/01/2036
(d)
65,369 56,800
2.50%, 2/01/2036
(d)
167,427 149,840
2.00%, 3/01/2036
(d)
123,282 107,217
2.50%, 3/01/2036
(d)
168,417 150,155
1.50%, 4/01/2036
(d)
17,571 14,903
1.50%, 4/01/2036
(d)
1,573,241 1,326,787
2.00%, 4/01/2036
(d)
454,781 395,953
2.50%, 4/01/2036
(d)
12,363 11,743
3.00%, 4/01/2036
(d)
59,012 53,667
1.50%, 5/01/2036
(d)
177,009 149,731
1.50%, 5/01/2036
(d)
34,519 29,423
2.00%, 5/01/2036
(d)
62,150 54,053
2.00%, 5/01/2036
(d)
298,897 261,135
1.50%, 6/01/2036
(d)
118,717 100,513
2.00%, 6/01/2036
(d)
291,049 252,279
2.00%, 6/01/2036
(d)
210,154 182,123
1.50%, 7/01/2036
(d)
87,710 74,438
2.00%, 7/01/2036
(d)
75,520 65,406
2.50%, 7/01/2036
(d)
1,572,805 1,404,520
2.00%, 8/01/2036
(d)
32,469 28,120
1.50%, 9/01/2036
(d)
247,314 208,972
1.50%, 9/01/2036
(d)
1,814,706 1,535,472
1.50%, 9/01/2036
(d)
26,060 22,020
2.00%, 9/01/2036
(d)
379,687 331,667
2.00%, 9/01/2036
(d)
176,938 153,641
2.50%, 9/01/2036
(d)
74,631 66,247
1.50%, 10/01/2036
(d)
38,683 32,768
1.50%, 10/01/2036
(d)
466,234 396,606
1.50%, 10/01/2036
(d)
38,787 32,765
2.00%, 10/01/2036
(d)
80,686 69,699
2.00%, 10/01/2036
(d)
930,828 806,167
1.50%, 11/01/2036
(d)
58,947 49,781
2.00%, 11/01/2036
(d)
211,825 183,285
2.00%, 11/01/2036
(d)
568,933 493,342
2.00%, 11/01/2036
(d)
42,190 36,529
2.00%, 11/01/2036
(d)
101,150 87,483
1.50%, 12/01/2036
(d)
146,501 123,687
2.00%, 12/01/2036
(d)
76,926 66,660
2.00%, 12/01/2036
(d)
116,027 100,256
3.50%, 12/01/2036
(d)
47,815 44,874
2.00%, 1/01/2037
(d)
1,244,271 1,075,952
2.50%, 1/01/2037
(d)
218,021 193,586
3.50%, 1/01/2037
(d)
14,187 13,163
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
1.50%, 2/01/2037
(d)
476,489 404,395
2.00%, 2/01/2037
(d)
333,054 287,910
2.50%, 2/01/2037
(d)
45,315 40,236
2.50%, 2/01/2037
(d)
14,044 12,455
2.00%, 3/01/2037
(d)
81,674 70,533
2.00%, 3/01/2037
(d)
276,242 240,496
2.00%, 3/01/2037
(d)
114,727 99,894
2.00%, 3/01/2037
(d)
933,723 809,180
2.00%, 3/01/2037
(d)
1,235,611 1,074,595
2.50%, 3/01/2037
(d)
352,606 312,999
1.50%, 4/01/2037
(d)
41,422 34,903
2.00%, 4/01/2037
(d)
687,167 593,436
2.00%, 4/01/2037
(d)
20,314 17,543
2.50%, 4/01/2037
(d)
62,281 55,152
1.50%, 5/01/2037
(d)
462,020 389,306
2.50%, 5/01/2037
(d)
41,943 37,310
3.00%, 5/01/2037
(d)
78,476 71,291
3.50%, 5/01/2037
(d)
86,904 81,554
2.50%, 6/01/2037
(d)
1,629,044 1,446,060
3.00%, 6/01/2037
(d)
40,189 36,510
3.50%, 6/01/2037
(d)
19,046 17,699
2.50%, 7/01/2037
(d)
144,773 128,511
5.63%, 7/15/2037
(d)
365,000 389,007
1.50%, 8/01/2037
(d)
266,498 224,935
1.50%, 8/01/2037
(d)
210,281 177,584
2.00%, 8/01/2037
(d)
45,313 39,132
3.50%, 9/01/2037
(d)
40,079 37,245
3.00%, 10/01/2037
(d)
1,054,191 957,672
3.50%, 11/01/2037
(d)
50,496 46,417
4.00%, 11/01/2037
(d)
61,396 58,335
4.50%, 11/01/2037
(d)
238,298 230,805
3.00%, 12/01/2037
(d)
37,141 33,198
2.50%, 3/01/2038
(d)
16,198 14,357
4.00%, 3/01/2038
(d)
135,721 130,330
3.00%, 4/01/2038
(d)
45,780 41,589
3.00%, 5/01/2038
(d)
28,493 25,528
3.50%, 6/01/2038
(d)
181,267 168,450
4.00%, 6/01/2038
(d)
22,151 21,040
6.00%, 6/01/2038
(d)
123,052 123,622
3.00%, 9/01/2038
(d)
82,010 74,501
3.50%, 11/01/2038
(d)
352,723 327,784
5.50%, 11/01/2038
(d)
143,093 143,544
1.50%, 5/15/2039
(d)(e)
1,450,000 1,221,174
2.00%, 5/15/2039
(d)(e)
800,000 690,528
3.00%, 5/15/2039
(d)(e)
275,000 249,792
4.00%, 5/15/2039
(d)(e)
150,000 142,471
4.50%, 5/15/2039
(d)(e)
100,000 96,754
5.00%, 5/15/2039
(d)(e)
175,000 171,883
5.50%, 5/15/2039
(d)(e)
125,000 124,355
3.50%, 6/01/2039
(d)
55,892 49,821
4.50%, 6/01/2039
(d)
17,866 17,096
2.00%, 6/15/2039
(d)(e)
25,000 21,607
5.50%, 6/15/2039
(d)(e)
25,000 24,861
4.00%, 11/01/2039
(d)
12,181 11,407
4.50%, 2/01/2040
(d)
20,416 19,536
6.00%, 4/01/2040
(d)
26,890 27,601
2.50%, 5/01/2040
(d)
7,995 6,779
2.00%, 8/01/2040
(d)
59,619 48,915
2.50%, 8/01/2040
(d)
89,634 75,932
2.50%, 8/01/2040
(d)
35,731 30,277

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 9/01/2040
(d)
52,921 43,624
4.00%, 10/01/2040
(d)
133,264 123,706
2.00%, 11/01/2040
(d)
154,573 126,491
2.00%, 1/01/2041
(d)
34,965 28,597
2.00%, 1/01/2041
(d)
131,070 107,354
3.00%, 1/01/2041
(d)
714,111 638,291
4.50%, 2/01/2041
(d)
22,755 21,692
2.00%, 4/01/2041
(d)
75,784 61,762
4.50%, 4/01/2041
(d)
127,415 121,635
1.50%, 5/01/2041
(d)
63,895 50,473
2.00%, 5/01/2041
(d)
2,652,071 2,157,257
2.50%, 5/01/2041
(d)
38,169 32,122
1.50%, 6/01/2041
(d)
19,999 15,792
1.50%, 7/01/2041
(d)
60,480 47,739
2.00%, 7/01/2041
(d)
395,206 321,292
5.50%, 7/01/2041
(d)
12,863 12,883
2.00%, 8/01/2041
(d)
117,935 95,041
1.50%, 9/01/2041
(d)
41,534 32,708
2.50%, 10/01/2041
(d)
77,808 65,254
1.50%, 11/01/2041
(d)
63,634 50,074
1.50%, 11/01/2041
(d)
1,529,353 1,203,454
2.50%, 11/01/2041
(d)
79,242 66,440
2.00%, 12/01/2041
(d)
131,499 106,758
3.50%, 12/01/2041
(d)
19,361 17,373
1.50%, 1/01/2042
(d)
234,451 185,286
2.00%, 1/01/2042
(d)
1,806,960 1,466,578
2.00%, 2/01/2042
(d)
22,065 17,946
2.50%, 4/01/2042
(d)
151,034 126,118
3.00%, 4/01/2042
(d)
12,885 11,179
3.00%, 4/01/2042
(d)
84,382 72,744
3.50%, 4/01/2042
(d)
50,166 44,965
5.00%, 4/01/2042
(d)
36,693 35,819
2.50%, 5/01/2042
(d)
238,073 199,206
3.00%, 5/01/2042
(d)
43,376 39,404
3.00%, 5/01/2042
(d)
252,618 217,776
4.50%, 5/01/2042
(d)
51,213 48,827
3.50%, 6/01/2042
(d)
15,822 14,182
3.00%, 7/01/2042
(d)
43,861 37,869
3.50%, 7/01/2042
(d)
44,235 39,599
4.00%, 7/01/2042
(d)
23,231 21,502
2.00%, 8/01/2042
(d)
118,285 96,205
3.50%, 8/01/2042
(d)
209,493 187,792
2.50%, 9/01/2042
(d)
22,336 18,690
4.50%, 9/01/2042
(d)
20,480 19,188
2.50%, 10/01/2042
(d)
52,773 44,266
4.00%, 10/01/2042
(d)
21,872 20,115
5.00%, 11/01/2042
(d)
85,444 82,710
3.50%, 12/01/2042
(d)
31,429 28,135
3.00%, 4/01/2043
(d)
146,184 126,464
3.00%, 4/01/2043
(d)
25,164 21,769
3.50%, 6/01/2043
(d)
94,149 84,397
4.00%, 6/01/2043
(d)
243,457 223,896
4.00%, 10/01/2043
(d)
185,586 171,728
5.50%, 1/01/2044
(d)
72,852 71,735
5.50%, 5/01/2044
(d)
103,932 104,015
4.00%, 9/01/2044
(d)
24,257 22,237
3.00%, 10/01/2044
(d)
114,586 99,128
4.00%, 11/01/2044
(d)
23,537 21,620
4.00%, 1/01/2045
(d)
79,260 73,211
4.00%, 2/01/2045
(d)
53,595 49,602
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 4/01/2045
(d)
45,406 39,281
3.50%, 4/01/2045
(d)
13,443 11,959
3.50%, 5/01/2045
(d)
17,474 15,498
3.50%, 6/01/2045
(d)
245,881 220,127
3.50%, 8/01/2045
(d)
82,990 73,463
4.00%, 8/01/2045
(d)
673,545 618,697
3.50%, 11/01/2045
(d)
23,602 20,892
3.50%, 11/01/2045
(d)
483,483 433,727
3.50%, 12/01/2045
(d)
170,828 151,217
3.50%, 12/01/2045
(d)
1,105,400 978,498
3.50%, 1/01/2046
(d)
116,027 102,706
4.00%, 1/01/2046
(d)
51,223 46,887
4.00%, 1/01/2046
(d)
219,096 200,550
3.50%, 2/01/2046
(d)
90,762 80,616
3.50%, 2/01/2046
(d)
39,916 35,425
4.50%, 6/01/2046
(d)
27,444 26,037
3.00%, 9/01/2046
(d)
64,552 55,477
3.50%, 9/01/2046
(d)
78,453 69,447
4.50%, 9/01/2046
(d)
90,634 86,402
3.00%, 10/01/2046
(d)
70,712 60,207
3.00%, 10/01/2046
(d)
163,083 138,866
3.00%, 11/01/2046
(d)
363,783 309,738
3.00%, 11/01/2046
(d)
124,159 105,714
3.00%, 11/01/2046
(d)
47,962 41,046
3.00%, 11/01/2046
(d)
829,365 706,151
4.00%, 11/01/2046
(d)
14,830 13,539
3.50%, 1/01/2047
(d)
414,043 369,352
3.00%, 2/01/2047
(d)
190,423 164,765
3.50%, 2/01/2047
(d)
52,097 45,886
4.00%, 2/01/2047
(d)
11,213 10,264
3.00%, 3/01/2047
(d)
469,939 400,123
4.00%, 3/01/2047
(d)
575,396 527,956
3.50%, 4/01/2047
(d)
16,697 14,841
4.00%, 5/01/2047
(d)
37,486 34,285
4.50%, 5/01/2047
(d)
48,103 45,538
4.00%, 6/01/2047
(d)
284,039 259,306
3.50%, 7/01/2047
(d)
144,225 129,262
3.00%, 8/01/2047
(d)
73,866 63,307
3.50%, 8/01/2047
(d)
67,391 59,293
3.50%, 9/01/2047
(d)
214,893 188,353
3.50%, 10/01/2047
(d)
105,346 93,632
3.50%, 10/01/2047
(d)
197,561 175,293
3.50%, 10/01/2047
(d)
294,531 259,139
4.00%, 10/01/2047
(d)
58,394 53,140
3.50%, 11/01/2047
(d)
224,186 197,247
3.50%, 12/01/2047
(d)
47,922 42,444
3.50%, 12/01/2047
(d)
170,333 149,865
3.00%, 1/01/2048
(d)
94,708 80,574
3.50%, 1/01/2048
(d)
76,228 67,068
4.00%, 1/01/2048
(d)
88,994 80,987
3.50%, 2/01/2048
(d)
458,900 403,757
3.50%, 2/01/2048
(d)
38,863 34,366
4.00%, 2/01/2048
(d)
63,153 57,471
3.50%, 3/01/2048
(d)
173,649 152,604
3.00%, 4/01/2048
(d)
163,138 141,131
3.50%, 4/01/2048
(d)
127,885 113,098
4.50%, 4/01/2048
(d)
9,941 9,319
3.50%, 5/01/2048
(d)
339,643 298,480
4.00%, 6/01/2048
(d)
801,022 739,883
4.50%, 8/01/2048
(d)
23,974 22,474

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
4.50%, 8/01/2048
(d)
132,440 124,723
3.00%, 9/01/2048
(d)
382,898 328,166
3.50%, 10/01/2048
(d)
139,615 122,838
4.50%, 10/01/2048
(d)
22,112 20,728
3.00%, 11/01/2048
(d)
132,343 112,681
4.00%, 11/01/2048
(d)
57,238 52,088
4.00%, 11/01/2048
(d)
25,664 23,329
3.00%, 2/01/2049
(d)
4,678,286 3,983,261
4.00%, 2/01/2049
(d)
16,572 15,065
4.00%, 3/01/2049
(d)
115,133 104,660
3.50%, 4/01/2049
(d)
38,464 33,745
3.50%, 4/01/2049
(d)
468,269 408,883
4.50%, 4/01/2049
(d)
44,314 41,544
4.00%, 5/01/2049
(d)
48,549 44,262
4.50%, 5/01/2049
(d)
16,595 15,558
4.50%, 5/01/2049
(d)
7,165 6,713
3.50%, 6/01/2049
(d)
100,200 87,488
4.00%, 6/01/2049
(d)
515,088 468,743
4.00%, 6/01/2049
(d)
134,554 122,448
4.00%, 6/01/2049
(d)
2,925,486 2,662,266
4.00%, 6/01/2049
(d)
52,547 47,819
3.50%, 7/01/2049
(d)
39,159 34,194
4.00%, 7/01/2049
(d)
9,901 8,987
5.00%, 7/01/2049
(d)
8,548 8,233
3.50%, 8/01/2049
(d)
108,682 94,111
3.50%, 8/01/2049
(d)
190,941 167,516
3.50%, 8/01/2049
(d)
3,682,918 3,240,364
4.50%, 8/01/2049
(d)
79,517 74,713
3.00%, 9/01/2049
(d)
454,207 380,752
3.00%, 9/01/2049
(d)
33,720 27,960
3.50%, 9/01/2049
(d)
34,624 30,231
3.50%, 9/01/2049
(d)
64,276 56,390
4.00%, 9/01/2049
(d)
130,476 118,438
4.00%, 9/01/2049
(d)
79,873 73,237
4.00%, 9/01/2049
(d)
943,641 858,583
4.50%, 9/01/2049
(d)
12,697 11,893
5.00%, 9/01/2049
(d)
164,011 159,514
5.00%, 9/01/2049
(d)
55,090 53,061
3.00%, 10/01/2049
(d)
99,689 84,021
2.50%, 11/01/2049
(d)
200,606 161,012
3.00%, 11/01/2049
(d)
96,363 81,335
3.00%, 11/01/2049
(d)
123,510 103,523
3.50%, 11/01/2049
(d)
233,000 203,440
4.50%, 11/01/2049
(d)
6,138 5,751
5.00%, 11/01/2049
(d)
144,462 140,365
3.00%, 12/01/2049
(d)
59,842 50,510
3.50%, 12/01/2049
(d)
50,722 44,291
2.50%, 1/01/2050
(d)
1,708,375 1,371,190
3.50%, 1/01/2050
(d)
398,862 350,933
3.50%, 1/01/2050
(d)
36,652 32,156
3.00%, 2/01/2050
(d)
79,017 66,694
3.00%, 2/01/2050
(d)
412,441 348,839
3.00%, 2/01/2050
(d)
48,780 41,258
3.00%, 3/01/2050
(d)
50,569 42,540
4.00%, 3/01/2050
(d)
299,531 272,282
4.50%, 3/01/2050
(d)
57,653 54,049
5.00%, 3/01/2050
(d)
82,799 79,773
2.50%, 4/01/2050
(d)
47,861 38,630
3.00%, 4/01/2050
(d)
952,023 803,555
3.00%, 4/01/2050
(d)
49,941 41,860
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
3.50%, 4/01/2050
(d)
223,070 196,488
4.00%, 4/01/2050
(d)
28,982 26,308
2.50%, 5/01/2050
(d)
468,899 379,280
2.50%, 5/01/2050
(d)
213,068 172,043
3.50%, 5/01/2050
(d)
13,253 11,559
3.50%, 5/01/2050
(d)
157,126 137,960
2.50%, 6/01/2050
(d)
162,412 131,090
4.00%, 6/01/2050
(d)
19,176 17,427
4.00%, 6/01/2050
(d)
35,676 32,318
5.00%, 6/01/2050
(d)
1,639,617 1,579,258
2.50%, 7/01/2050
(d)
78,910 63,617
3.00%, 7/01/2050
(d)
4,335,571 3,688,566
3.00%, 7/01/2050
(d)
50,298 42,224
3.00%, 7/01/2050
(d)
115,120 96,416
3.00%, 7/01/2050
(d)
26,308 22,029
3.00%, 7/01/2050
(d)
54,934 46,187
3.50%, 7/01/2050
(d)
445,449 394,456
3.50%, 7/01/2050
(d)
21,675 18,892
4.00%, 7/01/2050
(d)
148,431 133,815
2.50%, 8/01/2050
(d)
150,954 121,418
2.50%, 8/01/2050
(d)
609,414 482,768
2.50%, 8/01/2050
(d)
73,097 58,772
4.00%, 8/01/2050
(d)
448,167 408,599
4.00%, 8/01/2050
(d)
203,101 185,415
2.00%, 9/01/2050
(d)
297,680 226,938
2.00%, 9/01/2050
(d)
28,414 21,786
2.00%, 9/01/2050
(d)
697,430 534,313
2.00%, 9/01/2050
(d)
28,872 22,352
2.00%, 9/01/2050
(d)
369,239 283,311
2.00%, 9/01/2050
(d)
367,245 282,908
2.00%, 9/01/2050
(d)
36,530 27,837
2.00%, 9/01/2050
(d)
43,884 33,441
2.50%, 9/01/2050
(d)
65,002 52,269
2.50%, 9/01/2050
(d)
667,489 542,757
3.00%, 9/01/2050
(d)
715,678 598,766
3.00%, 9/01/2050
(d)
37,382 31,337
3.00%, 9/01/2050
(d)
172,448 144,289
3.50%, 9/01/2050
(d)
30,698 26,976
4.50%, 9/01/2050
(d)
173,832 162,950
2.00%, 10/01/2050
(d)
224,998 173,188
2.00%, 10/01/2050
(d)
28,377 21,758
2.00%, 10/01/2050
(d)
70,527 54,190
3.00%, 10/01/2050
(d)
77,863 65,263
4.00%, 10/01/2050
(d)
38,664 35,025
1.50%, 11/01/2050
(d)
1,686,546 1,214,336
2.00%, 11/01/2050
(d)
714,520 544,274
2.00%, 11/01/2050
(d)
1,908,795 1,464,587
2.00%, 11/01/2050
(d)
444,024 335,658
2.00%, 11/01/2050
(d)
128,580 99,154
2.00%, 11/01/2050
(d)
1,063,531 803,973
2.50%, 11/01/2050
(d)
192,892 155,512
3.50%, 11/01/2050
(d)
190,136 165,835
1.50%, 12/01/2050
(d)
108,275 77,951
1.50%, 12/01/2050
(d)
77,660 56,008
2.00%, 12/01/2050
(d)
236,145 179,953
2.00%, 12/01/2050
(d)
691,521 526,540
2.00%, 12/01/2050
(d)
112,013 86,220
2.00%, 12/01/2050
(d)
56,664 43,145
2.00%, 12/01/2050
(d)
250,880 191,026
2.00%, 12/01/2050
(d)
427,660 325,560

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 12/01/2050
(d)
148,461 113,695
2.00%, 12/01/2050
(d)
517,471 397,277
2.50%, 12/01/2050
(d)
860,595 681,991
2.50%, 12/01/2050
(d)
238,013 191,113
3.00%, 12/01/2050
(d)
103,835 87,032
3.00%, 12/01/2050
(d)
746,099 623,524
1.50%, 1/01/2051
(d)
1,527,821 1,099,815
2.00%, 1/01/2051
(d)
4,602,192 3,502,787
2.00%, 1/01/2051
(d)
152,007 116,911
2.00%, 1/01/2051
(d)
176,417 134,218
2.00%, 1/01/2051
(d)
454,683 345,990
2.00%, 1/01/2051
(d)
1,211,652 936,929
3.00%, 1/01/2051
(d)
208,070 173,822
1.50%, 2/01/2051
(d)
1,961,378 1,411,762
1.50%, 2/01/2051
(d)
76,885 55,409
2.00%, 2/01/2051
(d)
1,304,628 992,564
2.00%, 2/01/2051
(d)
214,244 164,120
2.50%, 2/01/2051
(d)
210,496 169,441
2.50%, 2/01/2051
(d)
510,960 407,272
2.50%, 2/01/2051
(d)
823,895 664,224
2.50%, 2/01/2051
(d)
16,932 13,592
2.50%, 2/01/2051
(d)
131,088 105,176
2.50%, 2/01/2051
(d)
231,483 183,160
3.50%, 2/01/2051
(d)
164,741 144,820
1.50%, 3/01/2051
(d)
60,155 43,693
2.00%, 3/01/2051
(d)
244,668 185,012
2.00%, 3/01/2051
(d)
847,629 644,071
4.00%, 3/01/2051
(d)
3,038,605 2,765,207
2.00%, 4/01/2051
(d)
554,735 421,344
2.00%, 4/01/2051
(d)
118,120 90,290
2.00%, 4/01/2051
(d)
43,806 33,084
2.00%, 4/01/2051
(d)
161,454 122,605
2.00%, 4/01/2051
(d)
86,675 65,806
2.50%, 4/01/2051
(d)
2,913,139 2,320,329
2.50%, 4/01/2051
(d)
155,496 123,162
3.00%, 4/01/2051
(d)
899,172 755,105
2.00%, 5/01/2051
(d)
303,303 230,277
2.00%, 5/01/2051
(d)
1,839,939 1,397,508
2.00%, 5/01/2051
(d)
475,308 358,972
2.50%, 5/01/2051
(d)
439,603 350,010
2.50%, 5/01/2051
(d)
4,584,110 3,656,711
2.50%, 5/01/2051
(d)
167,368 132,544
2.50%, 5/01/2051
(d)
629,534 501,543
2.50%, 5/01/2051
(d)
104,672 82,921
3.00%, 5/01/2051
(d)
846,912 699,840
3.00%, 5/01/2051
(d)
101,423 84,871
1.50%, 6/01/2051
(d)
165,633 120,280
1.50%, 6/01/2051
(d)
105,940 76,068
2.50%, 6/01/2051
(d)
113,809 91,997
3.00%, 6/01/2051
(d)
217,583 179,715
3.00%, 6/01/2051
(d)
137,100 114,657
2.00%, 7/01/2051
(d)
311,672 236,437
2.00%, 7/01/2051
(d)
113,943 86,830
2.00%, 7/01/2051
(d)
1,691,195 1,288,765
2.00%, 7/01/2051
(d)
278,725 211,915
2.00%, 7/01/2051
(d)
248,278 190,748
2.00%, 7/01/2051
(d)
172,796 131,192
2.50%, 7/01/2051
(d)
78,470 62,970
2.50%, 7/01/2051
(d)
1,471,444 1,164,279
2.50%, 7/01/2051
(d)
250,585 200,620
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 7/01/2051
(d)
535,809 430,315
3.50%, 7/01/2051
(d)
863,921 760,109
1.50%, 8/01/2051
(d)
87,534 62,929
2.00%, 8/01/2051
(d)
21,387 16,217
2.00%, 8/01/2051
(d)
592,511 449,116
2.00%, 8/01/2051
(d)
232,665 177,322
2.50%, 8/01/2051
(d)
452,494 362,271
2.50%, 8/01/2051
(d)
134,450 106,383
2.50%, 8/01/2051
(d)
463,612 372,476
2.50%, 8/01/2051
(d)
405,532 324,717
2.50%, 8/01/2051
(d)
120,097 96,711
2.50%, 8/01/2051
(d)
363,511 293,520
2.50%, 8/01/2051
(d)
275,559 219,143
2.00%, 9/01/2051
(d)
3,780,961 2,876,564
2.00%, 9/01/2051
(d)
517,605 393,216
2.00%, 9/01/2051
(d)
535,347 405,621
2.00%, 9/01/2051
(d)
341,680 258,051
2.50%, 9/01/2051
(d)
381,710 303,442
2.50%, 9/01/2051
(d)
81,655 65,333
2.50%, 9/01/2051
(d)
274,486 217,417
1.50%, 10/01/2051
(d)
1,250,659 898,007
2.00%, 10/01/2051
(d)
105,102 80,479
2.00%, 10/01/2051
(d)
167,605 128,391
2.00%, 10/01/2051
(d)
3,692,555 2,797,770
2.00%, 10/01/2051
(d)
1,103,529 846,455
2.00%, 10/01/2051
(d)
172,350 130,878
2.00%, 10/01/2051
(d)
189,417 145,041
2.50%, 10/01/2051
(d)
1,100,486 874,495
2.50%, 10/01/2051
(d)
427,780 342,220
2.00%, 11/01/2051
(d)
76,684 57,915
2.00%, 11/01/2051
(d)
5,811,206 4,422,983
2.50%, 11/01/2051
(d)
264,955 210,594
2.50%, 11/01/2051
(d)
262,333 212,056
2.50%, 11/01/2051
(d)
406,379 328,260
2.50%, 11/01/2051
(d)
5,681,456 4,512,976
3.00%, 11/01/2051
(d)
103,410 86,043
2.00%, 12/01/2051
(d)
217,047 166,350
2.00%, 12/01/2051
(d)
129,218 98,864
2.50%, 12/01/2051
(d)
254,398 201,998
2.50%, 12/01/2051
(d)
197,217 156,280
2.50%, 12/01/2051
(d)
986,529 792,506
2.50%, 12/01/2051
(d)
509,555 407,378
2.50%, 12/01/2051
(d)
83,369 66,618
2.50%, 12/01/2051
(d)
1,054,739 842,935
3.00%, 12/01/2051
(d)
160,455 132,616
3.00%, 12/01/2051
(d)
3,490,485 2,925,634
3.00%, 12/01/2051
(d)
41,091 34,417
3.50%, 12/01/2051
(d)
370,877 325,866
3.50%, 12/01/2051
(d)
239,663 209,562
2.00%, 1/01/2052
(d)
1,383,352 1,046,848
2.50%, 1/01/2052
(d)
408,373 329,526
2.50%, 1/01/2052
(d)
230,596 186,546
2.50%, 1/01/2052
(d)
142,915 113,174
2.50%, 1/01/2052
(d)
426,175 340,413
2.50%, 1/01/2052
(d)
145,988 116,974
2.50%, 1/01/2052
(d)
141,936 112,307
3.50%, 1/01/2052
(d)
68,164 60,018
2.00%, 2/01/2052
(d)
3,811,681 2,885,663
2.00%, 2/01/2052
(d)
237,463 181,850
2.00%, 2/01/2052
(d)
271,091 205,523

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 2/01/2052
(d)
2,941,070 2,226,526
2.00%, 2/01/2052
(d)
2,782,355 2,106,753
2.00%, 2/01/2052
(d)
424,386 322,207
2.50%, 2/01/2052
(d)
685,141 548,960
2.50%, 2/01/2052
(d)
261,661 207,603
2.50%, 2/01/2052
(d)
3,492,668 2,773,263
2.50%, 2/01/2052
(d)
83,687 66,821
2.50%, 2/01/2052
(d)
98,638 79,401
2.50%, 2/01/2052
(d)
86,264 69,245
3.00%, 2/01/2052
(d)
266,391 222,228
2.00%, 3/01/2052
(d)
386,230 298,384
2.00%, 3/01/2052
(d)
512,868 393,032
2.50%, 3/01/2052
(d)
567,863 451,602
2.50%, 3/01/2052
(d)
150,948 120,751
2.50%, 3/01/2052
(d)
91,624 72,610
3.00%, 3/01/2052
(d)
48,006 39,896
3.00%, 3/01/2052
(d)
616,023 509,047
3.00%, 3/01/2052
(d)
172,787 143,800
3.00%, 3/01/2052
(d)
261,895 218,299
3.00%, 3/01/2052
(d)
89,272 73,951
3.50%, 3/01/2052
(d)
173,763 149,787
3.50%, 3/01/2052
(d)
41,856 36,082
1.50%, 4/01/2052
(d)
543,582 390,787
2.00%, 4/01/2052
(d)
113,883 86,036
2.00%, 4/01/2052
(d)
632,703 484,918
2.00%, 4/01/2052
(d)
4,040,672 3,065,292
2.50%, 4/01/2052
(d)
654,326 518,702
3.00%, 4/01/2052
(d)
923,104 764,681
3.50%, 4/01/2052
(d)
137,075 118,671
3.50%, 4/01/2052
(d)
169,300 146,708
3.50%, 4/01/2052
(d)
116,454 100,509
2.00%, 5/01/2052
(d)
937,738 709,922
2.50%, 5/01/2052
(d)
97,006 76,756
2.50%, 5/01/2052
(d)
136,440 108,127
3.00%, 5/01/2052
(d)
385,763 322,496
3.50%, 5/01/2052
(d)
45,263 39,002
3.50%, 5/01/2052
(d)
182,120 157,952
3.50%, 5/01/2052
(d)
93,211 80,448
4.00%, 5/01/2052
(d)
23,500 21,012
4.00%, 5/01/2052
(d)
90,867 81,251
2.00%, 6/01/2052
(d)
1,119,412 848,502
2.00%, 6/01/2052
(d)
227,383 172,088
3.00%, 6/01/2052
(d)
477,694 398,121
3.00%, 6/01/2052
(d)
1,677,729 1,387,249
3.50%, 6/01/2052
(d)
194,063 168,280
3.50%, 6/01/2052
(d)
180,712 156,702
3.50%, 6/01/2052
(d)
22,730 19,615
4.00%, 6/01/2052
(d)
248,283 222,617
2.50%, 7/01/2052
(d)
675,458 535,290
3.50%, 7/01/2052
(d)
35,412 30,913
4.00%, 7/01/2052
(d)
208,597 186,719
4.50%, 7/01/2052
(d)
22,451 20,724
4.50%, 7/01/2052
(d)
135,939 126,094
4.50%, 7/01/2052
(d)
3,828,044 3,588,412
2.50%, 8/01/2052
(d)
22,773 18,048
3.50%, 8/01/2052
(d)
479,221 413,477
3.50%, 8/01/2052
(d)
291,973 252,667
3.50%, 8/01/2052
(d)
361,070 313,902
4.00%, 8/01/2052
(d)
91,430 81,755
4.50%, 8/01/2052
(d)
160,356 148,422
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
5.00%, 8/01/2052
(d)
21,804 20,733
5.00%, 8/01/2052
(d)
69,259 66,537
5.00%, 8/01/2052
(d)
43,161 41,041
2.50%, 9/01/2052
(d)
924,278 732,475
2.50%, 9/01/2052
(d)
1,987,668 1,580,106
2.50%, 9/01/2052
(d)
820,885 652,566
2.50%, 9/01/2052
(d)
91,361 72,486
4.00%, 9/01/2052
(d)
91,495 81,809
4.50%, 9/01/2052
(d)
262,214 241,965
4.50%, 9/01/2052
(d)
90,378 83,402
4.50%, 9/01/2052
(d)
240,127 221,527
5.00%, 9/01/2052
(d)
39,707 37,742
5.00%, 9/01/2052
(d)
4,098,598 3,897,366
5.00%, 9/01/2052
(d)
46,257 43,966
5.00%, 9/01/2052
(d)
134,677 128,005
3.50%, 10/01/2052
(d)
201,108 173,447
4.00%, 10/01/2052
(d)
22,838 20,420
4.50%, 10/01/2052
(d)
3,690,429 3,404,575
5.00%, 10/01/2052
(d)
287,960 273,599
5.50%, 10/01/2052
(d)
272,485 265,257
5.50%, 10/01/2052
(d)
21,271 20,707
3.50%, 11/01/2052
(d)
46,777 40,329
4.00%, 11/01/2052
(d)
23,385 20,909
4.50%, 11/01/2052
(d)
138,230 127,484
5.50%, 11/01/2052
(d)
182,040 177,287
4.50%, 12/01/2052
(d)
125,280 115,541
5.50%, 12/01/2052
(d)
67,121 65,307
6.00%, 12/01/2052
(d)
175,310 175,406
4.00%, 1/01/2053
(d)
189,050 169,036
5.50%, 1/01/2053
(d)
1,679,916 1,633,923
4.00%, 2/01/2053
(d)
4,102,387 3,668,093
4.00%, 2/01/2053
(d)
117,538 105,100
4.50%, 2/01/2053
(d)
349,973 322,571
5.00%, 2/01/2053
(d)
162,062 153,729
5.50%, 2/01/2053
(d)
143,486 140,182
5.50%, 2/01/2053
(d)
1,040,974 1,011,211
6.00%, 2/01/2053
(d)
181,110 180,630
6.00%, 2/01/2053
(d)
22,764 22,751
4.00%, 3/01/2053
(d)
71,737 64,463
4.00%, 3/01/2053
(d)
224,715 200,926
5.00%, 3/01/2053
(d)
46,283 43,881
5.50%, 3/01/2053
(d)
116,726 113,395
5.00%, 4/01/2053
(d)
48,140 45,641
5.00%, 4/01/2053
(d)
71,020 67,336
5.50%, 4/01/2053
(d)
91,371 88,756
5.00%, 5/01/2053
(d)
162,802 154,352
5.00%, 5/01/2053
(d)
71,210 67,514
5.50%, 5/01/2053
(d)
509,987 495,347
4.50%, 6/01/2053
(d)
24,035 22,188
5.50%, 6/01/2053
(d)
69,859 67,849
5.50%, 6/01/2053
(d)
47,364 46,005
5.50%, 6/01/2053
(d)
94,726 92,021
4.00%, 7/01/2053
(d)
239,491 214,089
4.50%, 7/01/2053
(d)
192,100 177,041
5.00%, 7/01/2053
(d)
71,287 68,105
5.00%, 7/01/2053
(d)
285,860 271,021
5.00%, 7/01/2053
(d)
23,370 22,176
5.50%, 7/01/2053
(d)
331,554 323,601
6.00%, 7/01/2053
(d)
468,511 466,361
6.00%, 7/01/2053
(d)
478,739 474,386

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
6.50%, 7/01/2053
(d)
1,135,156 1,144,035
4.00%, 8/01/2053
(d)
145,554 130,115
5.00%, 8/01/2053
(d)
96,733 91,792
6.00%, 8/01/2053
(d)
241,453 239,257
4.00%, 9/01/2053
(d)
72,620 64,918
4.50%, 9/01/2053
(d)
97,582 89,932
6.00%, 9/01/2053
(d)
373,758 370,992
6.00%, 9/01/2053
(d)
95,414 94,609
6.50%, 9/01/2053
(d)
236,300 240,119
3.00%, 10/01/2053
(d)
149,255 123,448
6.00%, 10/01/2053
(d)
287,454 285,327
6.00%, 10/01/2053
(d)
491,658 490,858
6.00%, 10/01/2053
(d)
490,823 486,361
6.50%, 10/01/2053
(d)
241,738 244,745
6.50%, 10/01/2053
(d)
239,496 244,304
5.50%, 11/01/2053
(d)
289,849 284,262
5.50%, 11/01/2053
(d)
242,431 235,378
6.00%, 11/01/2053
(d)
741,792 735,048
6.50%, 11/01/2053
(d)
233,371 235,197
5.50%, 12/01/2053
(d)
975,725 947,328
6.00%, 12/01/2053
(d)
383,731 380,242
6.50%, 1/01/2054
(d)
98,027 99,365
6.50%, 1/01/2054
(d)
948,673 956,093
7.00%, 1/01/2054
(d)
94,079 96,039
5.00%, 2/01/2054
(d)
99,230 94,495
6.50%, 2/01/2054
(d)
481,653 485,421
1.50%, 5/15/2054
(d)(e)
575,000 412,608
2.00%, 5/15/2054
(d)(e)
1,675,000 1,264,744
2.50%, 5/15/2054
(d)(e)
1,525,000 1,206,460
3.00%, 5/15/2054
(d)(e)
500,000 412,899
3.50%, 5/15/2054
(d)(e)
1,325,000 1,141,643
4.00%, 5/15/2054
(d)(e)
675,000 603,360
4.50%, 5/15/2054
(d)(e)
425,000 391,664
5.00%, 5/15/2054
(d)(e)
2,125,000 2,014,549
5.50%, 5/15/2054
(d)(e)
1,225,000 1,189,237
6.00%, 5/15/2054
(d)(e)
2,900,000 2,873,210
6.50%, 5/15/2054
(d)(e)
3,400,000 3,426,282
7.00%, 5/15/2054
(d)(e)
2,625,000 2,678,261
5.00%, 6/15/2054
(d)(e)
200,000 189,595
5.50%, 6/15/2054
(d)(e)
1,000,000 970,702
6.00%, 6/15/2054
(d)(e)
600,000 594,271
6.50%, 6/15/2054
(d)(e)
275,000 276,941
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 3.03%,
9/25/2027
(d)
220,042 205,654
Series 2022-M11, Class A2, 3.05%,
10/25/2027
(d)
175,315 163,822
Series 2018-M1, Class A2, 3.09%,
12/25/2027
(d)
33,501 31,292
Series 2019-M1, Class A2, 3.67%,
9/25/2028
(d)
21,597 20,331
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
38,858 35,981
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
15,704 14,389
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
98,090 88,738
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,626 31,609
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 164,505
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association REMICs
(continued)
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
16,966 15,893
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 174,695
Series 2019-M25, Class A2, 2.33%,
11/25/2029
(d)
735,453 641,707
Series 2018-M12, Class A2, 3.76%,
8/25/2030
(d)
750,000 688,437
Series 2018-M13, Class A2, 3.86%,
9/25/2030
(d)
7,702 7,125
Series 2021-M1G, Class A2, 1.52%,
11/25/2030
(d)
60,000 47,833
Series 2022-M3, Class A2, 1.76%,
11/25/2031
(d)
100,000 78,599
Series 2022-M13, Class A2, 2.68%,
6/25/2032
(d)
240,000 200,005
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
78,538 70,292
Series 2023-M8, Class A2, 4.62%,
3/25/2033
(d)
500,000 475,740
Government National Mortgage Association II
3.50%, 10/20/2026 9,224 8,960
2.50%, 12/20/2037 35,899 31,907
5.00%, 9/20/2039 59,718 58,776
4.50%, 2/20/2040 25,898 24,817
4.00%, 10/20/2040 16,961 15,800
5.00%, 10/20/2040 20,467 20,114
4.00%, 11/20/2040 44,940 41,863
4.50%, 1/20/2041 11,885 11,393
4.50%, 9/20/2041 22,735 21,815
4.00%, 11/20/2041 15,632 14,525
3.00%, 6/20/2042 18,832 16,443
3.00%, 8/20/2042 45,397 39,637
2.50%, 2/20/2043 222,878 186,198
3.50%, 2/20/2043 37,020 33,408
3.50%, 3/20/2043 27,841 25,175
3.00%, 4/20/2043 58,414 50,772
3.50%, 7/20/2043 74,241 66,799
4.00%, 6/20/2044 1,450,588 1,341,579
3.50%, 9/20/2044 160,792 144,626
4.00%, 11/20/2044 185,628 171,679
4.50%, 1/20/2045 22,571 21,505
3.50%, 2/20/2045 28,626 25,748
3.50%, 6/20/2045 216,223 194,146
3.00%, 8/20/2045 256,818 222,559
3.50%, 11/20/2045 196,585 176,513
3.50%, 12/20/2045 38,690 34,740
3.50%, 3/20/2046 201,344 179,765
4.00%, 3/20/2046 90,948 83,937
3.00%, 4/20/2046 36,101 31,200
3.00%, 6/20/2046 434,008 375,087
3.50%, 6/20/2046 72,222 64,481
4.00%, 6/20/2046 109,723 100,970
3.00%, 9/20/2046 174,852 151,114
2.50%, 10/20/2046 8,080 6,746
3.00%, 10/20/2046 178,419 154,402
3.00%, 11/20/2046 391,552 338,394
3.50%, 11/20/2046 76,971 68,721
2.50%, 12/20/2046 135,479 113,107
3.00%, 12/20/2046 97,134 83,947

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II (continued)
3.00%, 1/20/2047 75,850 65,552
4.00%, 1/20/2047 94,845 87,279
3.00%, 2/20/2047 345,444 298,546
3.50%, 2/20/2047 296,130 264,392
4.00%, 2/20/2047 63,241 58,196
3.00%, 5/20/2047 63,760 55,025
3.50%, 5/20/2047 104,927 93,531
4.00%, 8/20/2047 164,902 151,718
4.50%, 9/20/2047 28,829 27,236
3.00%, 10/20/2047 9,442 8,148
3.00%, 1/20/2048 414,504 357,716
3.50%, 1/20/2048 360,470 321,321
3.50%, 2/20/2048 139,676 124,507
4.50%, 3/20/2048 154,435 145,901
4.00%, 4/20/2048 303,963 279,035
3.50%, 5/20/2048 130,184 116,045
4.50%, 5/20/2048 125,529 118,592
4.50%, 6/20/2048 78,404 74,051
5.00%, 6/20/2048 65,489 63,683
4.00%, 7/20/2048 11,034 10,129
4.00%, 9/20/2048 11,469 10,528
3.50%, 10/20/2048 1,348,745 1,201,099
4.00%, 11/20/2048 33,599 30,843
4.50%, 11/20/2048 83,852 79,196
5.00%, 12/20/2048 36,451 35,400
3.50%, 1/20/2049 93,625 83,457
4.50%, 1/20/2049 21,180 20,004
4.00%, 2/20/2049 1,433,218 1,315,680
4.50%, 2/20/2049 1,359,706 1,284,212
5.00%, 2/20/2049 30,424 29,547
3.50%, 3/20/2049 19,989 17,801
4.00%, 3/20/2049 75,308 69,132
3.50%, 4/20/2049 484,725 431,663
4.00%, 5/20/2049 48,191 44,238
3.00%, 6/20/2049 3,198,096 2,759,951
3.00%, 7/20/2049 1,485,177 1,275,786
3.00%, 8/20/2049 30,790 26,425
3.50%, 9/20/2049 166,623 147,943
4.00%, 9/20/2049 147,576 135,321
3.00%, 10/20/2049 158,244 135,733
4.50%, 10/20/2049 71,382 67,419
2.50%, 11/20/2049 1,589,745 1,309,733
2.50%, 12/20/2049 74,457 61,319
3.50%, 12/20/2049 40,808 36,233
3.00%, 1/20/2050 211,810 181,685
3.00%, 2/20/2050 341,203 292,588
3.50%, 4/20/2050 76,254 67,705
2.00%, 5/20/2050 394,010 311,596
4.00%, 5/20/2050 12,600 11,554
5.00%, 5/20/2050 27,812 27,168
2.50%, 6/20/2050 673,411 554,394
2.50%, 7/20/2050 532,991 438,627
3.00%, 7/20/2050 52,603 45,014
3.50%, 7/20/2050 1,295,872 1,150,593
2.00%, 8/20/2050 1,179,195 931,526
3.00%, 8/20/2050 28,504 24,384
4.00%, 8/20/2050 76,206 69,878
4.50%, 8/20/2050 17,811 16,823
2.50%, 9/20/2050 510,454 419,764
4.50%, 9/20/2050 14,777 13,956
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II (continued)
2.00%, 10/20/2050 128,450 101,416
2.50%, 10/20/2050 3,761,438 3,091,998
2.00%, 11/20/2050 2,857,091 2,255,152
3.00%, 11/20/2050 1,736,037 1,484,698
3.50%, 11/20/2050 20,091 17,839
2.00%, 12/20/2050 312,221 246,374
2.50%, 12/20/2050 276,558 227,166
3.50%, 12/20/2050 10,973 9,746
2.00%, 1/20/2051 3,555,477 2,804,860
2.50%, 1/20/2051 340,687 279,738
3.00%, 1/20/2051 541,415 462,763
1.50%, 2/20/2051 74,027 56,156
2.50%, 2/20/2051 220,190 181,102
3.00%, 2/20/2051 175,221 149,723
2.00%, 3/20/2051 1,096,317 864,870
2.50%, 3/20/2051 322,390 265,099
4.00%, 3/20/2051 47,881 43,905
2.00%, 4/20/2051 199,245 157,151
2.50%, 4/20/2051 293,270 240,863
3.50%, 4/20/2051 92,705 82,078
2.00%, 5/20/2051 333,133 262,701
2.50%, 5/20/2051 351,161 288,627
2.00%, 6/20/2051 131,245 103,477
2.50%, 6/20/2051 194,790 160,066
2.00%, 7/20/2051 174,308 137,401
2.50%, 7/20/2051 19,084 15,679
3.50%, 7/20/2051 85,631 75,759
2.50%, 8/20/2051 427,864 351,433
2.00%, 9/20/2051 1,103,949 869,866
2.50%, 9/20/2051 185,987 152,729
3.00%, 9/20/2051 2,218,381 1,890,683
2.00%, 10/20/2051 677,274 533,559
2.50%, 10/20/2051 4,163,404 3,418,131
3.50%, 10/20/2051 385,681 340,318
2.00%, 11/20/2051 1,021,437 804,535
2.50%, 11/20/2051 408,699 335,464
3.00%, 11/20/2051 327,406 278,890
2.00%, 12/20/2051 4,660,187 3,669,872
2.50%, 12/20/2051 248,783 204,204
3.00%, 12/20/2051 174,760 148,823
2.00%, 1/20/2052 2,366,253 1,863,045
2.50%, 1/20/2052 4,855,107 3,984,213
3.00%, 1/20/2052 1,176,738 1,001,820
3.50%, 1/20/2052 573,683 505,930
2.00%, 2/20/2052 129,293 101,921
2.50%, 2/20/2052 1,185,216 972,396
3.50%, 2/20/2052 470,395 414,803
2.00%, 3/20/2052 306,050 240,899
2.50%, 3/20/2052 920,228 754,999
3.00%, 3/20/2052 1,277,143 1,086,311
2.00%, 4/20/2052 30,648 24,121
3.00%, 4/20/2052 195,952 166,673
3.50%, 4/20/2052 551,747 486,099
2.50%, 5/20/2052 1,047,279 859,109
3.00%, 5/20/2052 88,143 74,972
3.50%, 5/20/2052 93,086 82,003
2.00%, 6/20/2052 748,522 590,055
2.50%, 6/20/2052 30,298 24,854
3.00%, 6/20/2052 110,503 93,992
4.00%, 6/20/2052 156,915 142,348

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II (continued)
3.00%, 7/20/2052 604,616 514,273
3.50%, 7/20/2052 90,133 79,388
4.50%, 7/20/2052 405,661 378,401
5.00%, 7/20/2052 120,593 115,555
3.00%, 8/20/2052 151,726 129,055
3.50%, 8/20/2052 3,106,040 2,735,996
4.00%, 8/20/2052 205,718 186,375
4.50%, 8/20/2052 494,322 461,494
3.50%, 9/20/2052 91,557 80,639
4.00%, 9/20/2052 252,733 228,970
4.50%, 9/20/2052 297,460 277,471
5.50%, 9/20/2052 129,433 127,127
4.00%, 10/20/2052 23,218 21,035
4.50%, 10/20/2052 216,877 202,303
3.00%, 11/20/2052 268,911 229,330
4.00%, 11/20/2052 46,599 42,217
4.00%, 12/20/2052 344,709 312,297
6.50%, 12/20/2052 69,412 70,274
5.00%, 1/20/2053 233,470 223,715
3.50%, 2/20/2053 45,585 40,429
4.50%, 2/20/2053 491,976 458,915
5.00%, 2/20/2053 2,807,955 2,690,634
5.50%, 2/20/2053 911,593 894,310
4.50%, 3/20/2053 204,690 190,935
4.00%, 4/20/2053 95,145 86,199
4.50%, 4/20/2053 240,132 223,686
5.50%, 4/20/2053 191,455 187,771
4.00%, 5/20/2053 33,500 30,350
5.50%, 5/20/2053 71,400 70,026
6.50%, 5/20/2053 136,010 137,747
3.50%, 6/20/2053 244,035 216,165
4.00%, 6/20/2053 72,127 65,345
4.50%, 6/20/2053 48,605 45,276
5.00%, 6/20/2053 48,583 46,500
4.50%, 7/20/2053 195,499 182,110
5.00%, 7/20/2053 454,188 434,713
5.50%, 7/20/2053 265,686 260,573
3.50%, 8/20/2053 70,893 62,945
4.00%, 8/20/2053 2,071,539 1,876,760
4.50%, 8/20/2053 980,865 913,688
5.00%, 8/20/2053 1,033,604 989,284
4.00%, 9/20/2053 292,275 264,794
5.00%, 9/20/2053 614,767 588,406
4.00%, 10/20/2053 171,234 155,413
5.00%, 10/20/2053 222,461 212,922
5.50%, 10/20/2053 2,367,746 2,322,178
3.50%, 11/20/2053 73,464 65,090
4.00%, 11/20/2053 523,376 474,165
4.50%, 11/20/2053 24,796 23,098
6.00%, 11/20/2053 2,594,917 2,602,598
4.00%, 12/20/2053 99,053 89,739
5.00%, 12/20/2053 99,118 94,868
6.50%, 12/20/2053 98,729 99,990
5.50%, 2/20/2054 248,889 244,099
5.00%, 4/20/2054 125,000 119,626
2.00%, 5/15/2054
(e)
1,125,000 885,341
2.50%, 5/15/2054
(e)
525,000 430,438
3.00%, 5/15/2054
(e)
200,000 170,083
3.50%, 5/15/2054
(e)
1,675,000 1,475,172
4.50%, 5/15/2054
(e)
2,025,000 1,886,510
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II (continued)
5.00%, 5/15/2054
(e)
1,550,000 1,483,556
5.50%, 5/15/2054
(e)
2,250,000 2,206,107
6.00%, 5/15/2054
(e)
2,375,000 2,381,104
6.50%, 5/15/2054
(e)
2,625,000 2,656,972
7.00%, 5/15/2054
(e)
1,125,000 1,144,114
5.50%, 6/15/2054
(e)
350,000 342,544
6.00%, 6/15/2054
(e)
100,000 99,754
Tennessee Valley Authority
3.88%, 3/15/2028 700,000 675,339
Series B, 4.70%, 7/15/2033 157,000 154,416
5.25%, 9/15/2039 210,000 211,028
4.25%, 9/15/2065 200,000 162,523
Total U.S. Government Agencies (cost $501,322,656) 471,133,018
U.S. Treasury Government Securities – 42.4%
U.S. Treasury Bonds
6.88%, 8/15/2025 800,000 817,719
6.00%, 2/15/2026
(a)
1,215,000 1,233,462
4.50%, 8/15/2039 1,600,000 1,554,500
1.13%, 5/15/2040 6,195,000 3,645,370
4.38%, 5/15/2040 290,000 276,225
1.13%, 8/15/2040 2,815,000 1,640,177
3.88%, 8/15/2040 1,855,000 1,657,906
1.38%, 11/15/2040 6,635,000 4,019,359
4.25%, 11/15/2040 685,000 639,940
1.88%, 2/15/2041 6,715,000 4,411,965
2.25%, 5/15/2041 6,769,600 4,716,507
4.38%, 5/15/2041 240,000 226,987
1.75%, 8/15/2041 4,044,000 2,566,676
3.75%, 8/15/2041 155,000 134,898
2.00%, 11/15/2041 1,657,000 1,094,397
3.13%, 11/15/2041 345,000 273,628
2.38%, 2/15/2042 5,850,000 4,102,313
3.13%, 2/15/2042 1,215,000 960,230
3.00%, 5/15/2042 1,845,000 1,425,262
3.25%, 5/15/2042 1,305,000 1,048,078
2.75%, 8/15/2042 717,000 530,580
3.38%, 8/15/2042 5,330,000 4,348,114
2.75%, 11/15/2042 508,000 374,491
4.00%, 11/15/2042 5,465,000 4,869,827
3.13%, 2/15/2043 235,000 183,484
3.88%, 2/15/2043 5,100,000 4,456,125
2.88%, 5/15/2043 2,611,800 1,954,361
3.63%, 8/15/2043 59,000 49,477
4.38%, 8/15/2043 2,568,000 2,398,673
3.75%, 11/15/2043 279,600 238,446
4.75%, 11/15/2043 330,000 323,761
3.63%, 2/15/2044 1,150,000 961,687
4.50%, 2/15/2044 3,030,000 2,876,606
3.38%, 5/15/2044 3,345,000 2,688,544
3.13%, 8/15/2044 140,000 107,844
3.00%, 11/15/2044 150,000 112,898
2.50%, 2/15/2045 2,702,300 1,854,031
2.88%, 8/15/2045 251,800 184,050
2.50%, 2/15/2046 6,975,000 4,728,832
2.50%, 5/15/2046 5,855,000 3,957,614
2.25%, 8/15/2046 5,275,000 3,376,824
2.88%, 11/15/2046 145,000 104,808
3.00%, 2/15/2047 10,000 7,380
3.00%, 5/15/2047 957,000 704,890
2.75%, 8/15/2047 1,165,000 816,228

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.4% (continued)
U.S. Treasury Bonds (continued)
2.75%, 11/15/2047 925,000 646,922
3.00%, 2/15/2048 1,231,000 902,092
3.00%, 8/15/2048 2,175,000 1,589,109
3.38%, 11/15/2048 302,000 236,409
3.00%, 2/15/2049 525,000 382,840
2.88%, 5/15/2049 1,125,000 799,453
2.25%, 8/15/2049 2,955,000 1,833,947
2.38%, 11/15/2049 7,265,000 4,632,573
2.00%, 2/15/2050 4,583,000 2,666,733
1.25%, 5/15/2050 158,700 74,961
1.38%, 8/15/2050 6,195,000 3,022,966
1.63%, 11/15/2050 4,225,000 2,208,223
1.88%, 2/15/2051 12,083,000 6,747,600
2.38%, 5/15/2051 1,985,000 1,252,411
2.00%, 8/15/2051 4,000,000 2,296,875
1.88%, 11/15/2051 6,745,000 3,741,367
2.25%, 2/15/2052 3,654,900 2,228,918
2.88%, 5/15/2052 1,980,300 1,393,636
3.00%, 8/15/2052 2,208,700 1,594,750
4.00%, 11/15/2052 4,650,000 4,075,289
3.63%, 2/15/2053 6,100,000 4,983,891
3.63%, 5/15/2053 6,115,000 4,998,057
4.13%, 8/15/2053 6,540,000 5,855,344
4.75%, 11/15/2053 600,000 596,813
4.25%, 2/15/2054 1,865,000 1,707,932
U.S. Treasury Notes
2.13%, 5/15/2025 4,290,000 4,155,602
2.75%, 5/15/2025 2,950,000 2,875,904
0.25%, 5/31/2025 3,486,000 3,304,074
2.88%, 5/31/2025 2,955,000 2,881,587
4.25%, 5/31/2025
(a)
7,130,000 7,054,522
2.88%, 6/15/2025 5,580,000 5,436,577
0.25%, 6/30/2025 1,825,000 1,723,342
4.63%, 6/30/2025 6,740,000 6,693,926
3.00%, 7/15/2025 1,500,000 1,461,680
0.25%, 7/31/2025 1,800,000 1,692,984
4.75%, 7/31/2025
(a)
2,240,000 2,228,013
2.00%, 8/15/2025 3,180,000 3,054,663
3.13%, 8/15/2025 910,000 886,788
0.25%, 8/31/2025 2,013,800 1,886,758
2.75%, 8/31/2025 920,000 891,214
5.00%, 8/31/2025 905,000 902,631
3.50%, 9/15/2025 3,415,000 3,338,829
0.25%, 9/30/2025 1,535,000 1,432,707
3.00%, 9/30/2025 326,200 316,529
5.00%, 9/30/2025 2,095,000 2,089,681
4.25%, 10/15/2025 1,130,000 1,115,522
0.25%, 10/31/2025 1,610,000 1,496,986
5.00%, 10/31/2025 5,960,000 5,945,798
2.25%, 11/15/2025 2,390,000 2,287,678
4.50%, 11/15/2025
(a)
1,645,000 1,629,000
0.38%, 11/30/2025 2,425,000 2,250,893
2.88%, 11/30/2025 315,100 304,318
4.88%, 11/30/2025 8,721,000 8,684,549
4.00%, 12/15/2025 1,465,000 1,439,019
0.38%, 12/31/2025 1,595,000 1,475,188
2.63%, 12/31/2025 450,000 432,158
4.25%, 12/31/2025 3,696,000 3,644,314
3.88%, 1/15/2026 5,690,000 5,575,311
0.38%, 1/31/2026 8,120,000 7,481,184
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.4% (continued)
U.S. Treasury Notes (continued)
2.63%, 1/31/2026 325,000 311,568
4.25%, 1/31/2026
(a)
4,035,000 3,978,258
1.63%, 2/15/2026 5,600,000 5,269,469
4.00%, 2/15/2026 4,451,500 4,368,904
0.50%, 2/28/2026 4,990,000 4,593,724
2.50%, 2/28/2026 1,536,100 1,467,036
4.63%, 2/28/2026
(a)
4,065,000 4,033,560
4.63%, 3/15/2026 900,000 892,863
0.75%, 3/31/2026
(a)
4,540,000 4,187,263
2.25%, 3/31/2026 580,000 550,683
4.50%, 3/31/2026
(a)
4,250,000 4,207,500
3.75%, 4/15/2026 3,620,000 3,533,177
0.75%, 4/30/2026 5,760,000 5,294,925
2.38%, 4/30/2026 245,000 232,712
4.88%, 4/30/2026 4,525,000 4,511,566
1.63%, 5/15/2026 1,269,500 1,186,387
3.63%, 5/15/2026 5,180,000 5,039,978
0.75%, 5/31/2026 6,579,200 6,027,678
2.13%, 5/31/2026 183,600 173,186
4.13%, 6/15/2026 905,600 889,398
0.88%, 6/30/2026 3,375,100 3,092,435
1.88%, 6/30/2026 321,600 301,199
4.50%, 7/15/2026 725,000 717,297
0.63%, 7/31/2026 6,439,400 5,847,277
1.88%, 7/31/2026 199,000 185,941
1.50%, 8/15/2026 1,580,900 1,462,209
4.38%, 8/15/2026 5,405,000 5,333,637
0.75%, 8/31/2026 2,450,000 2,223,949
1.38%, 8/31/2026 1,030,000 949,048
4.63%, 9/15/2026 710,000 704,453
0.88%, 9/30/2026 2,363,400 2,146,447
1.63%, 9/30/2026 1,525,800 1,411,365
4.63%, 10/15/2026 3,995,200 3,964,924
1.13%, 10/31/2026
(a)
6,320,000 5,756,631
1.63%, 10/31/2026
(a)
1,770,000 1,633,240
2.00%, 11/15/2026 1,120,000 1,042,125
4.63%, 11/15/2026
(a)
3,089,000 3,065,833
1.25%, 11/30/2026 3,260,000 2,971,694
1.63%, 11/30/2026 375,000 345,234
4.38%, 12/15/2026 2,542,000 2,507,842
1.25%, 12/31/2026 2,385,700 2,169,869
1.75%, 12/31/2026
(a)
488,800 450,536
4.00%, 1/15/2027 2,280,000 2,227,809
1.50%, 1/31/2027 4,505,000 4,114,332
2.25%, 2/15/2027 1,085,700 1,011,482
4.13%, 2/15/2027 3,485,000 3,415,300
1.88%, 2/28/2027 980,100 902,611
4.25%, 3/15/2027
(a)
3,605,000 3,544,447
0.63%, 3/31/2027 2,375,700 2,104,722
2.50%, 3/31/2027 1,046,800 979,985
4.50%, 4/15/2027 3,200,000 3,167,750
0.50%, 4/30/2027 1,826,500 1,605,893
2.75%, 4/30/2027 7,200,000 6,777,563
2.38%, 5/15/2027 5,846,100 5,437,786
0.50%, 5/31/2027 1,650,000 1,445,813
2.63%, 5/31/2027 6,700,000 6,273,922
0.50%, 6/30/2027 2,936,700 2,565,712
3.25%, 6/30/2027 5,000,000 4,767,188
0.38%, 7/31/2027 4,429,700 3,838,958
2.75%, 7/31/2027 5,460,000 5,117,897

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.4% (continued)
U.S. Treasury Notes (continued)
2.25%, 8/15/2027 1,755,000 1,617,479
0.50%, 8/31/2027 1,850,000 1,605,164
3.13%, 8/31/2027 3,095,000 2,932,754
0.38%, 9/30/2027 2,170,000 1,868,234
4.13%, 9/30/2027 1,572,000 1,537,121
0.50%, 10/31/2027 5,965,000 5,140,618
4.13%, 10/31/2027 3,705,000 3,620,190
2.25%, 11/15/2027 1,125,000 1,031,484
0.63%, 11/30/2027 2,130,000 1,838,623
3.88%, 11/30/2027 1,355,700 1,313,440
0.63%, 12/31/2027 2,795,800 2,405,262
3.88%, 12/31/2027 786,700 761,931
0.75%, 1/31/2028 7,000,000 6,033,125
3.50%, 1/31/2028 2,807,900 2,681,983
2.75%, 2/15/2028 5,780,000 5,369,981
1.13%, 2/29/2028 5,275,000 4,602,438
4.00%, 2/29/2028 2,979,600 2,896,032
1.25%, 3/31/2028 1,374,300 1,201,761
3.63%, 3/31/2028 6,000,000 5,750,625
1.25%, 4/30/2028 2,312,700 2,017,108
3.50%, 4/30/2028 1,892,800 1,804,667
2.88%, 5/15/2028 1,768,100 1,645,162
1.25%, 5/31/2028 5,805,000 5,051,711
3.63%, 5/31/2028
(a)
1,554,800 1,488,721
1.25%, 6/30/2028 4,315,800 3,745,980
4.00%, 6/30/2028 1,804,800 1,752,348
1.00%, 7/31/2028 5,129,300 4,392,364
4.13%, 7/31/2028
(a)
8,005,400 7,807,767
2.88%, 8/15/2028 1,234,000 1,143,860
1.13%, 8/31/2028 1,490,000 1,279,770
4.38%, 8/31/2028 5,350,000 5,268,496
1.25%, 9/30/2028 3,986,600 3,434,394
4.63%, 9/30/2028 1,100,000 1,093,813
1.38%, 10/31/2028 3,115,000 2,692,772
4.88%, 10/31/2028
(a)
3,573,900 3,590,653
3.13%, 11/15/2028 6,025,000 5,626,785
1.50%, 11/30/2028 4,930,000 4,277,160
4.38%, 11/30/2028 6,120,000 6,027,722
1.38%, 12/31/2028
(a)
3,780,200 3,252,153
1.75%, 1/31/2029 3,880,500 3,390,587
4.00%, 1/31/2029
(a)
4,095,000 3,968,311
2.63%, 2/15/2029 2,195,900 1,998,441
1.88%, 2/28/2029 4,174,800 3,663,387
4.25%, 2/28/2029 1,300,000 1,273,695
2.38%, 3/31/2029 900,000 807,469
4.13%, 3/31/2029 5,490,000 5,347,174
2.88%, 4/30/2029 6,247,700 5,734,705
4.63%, 4/30/2029 4,590,000 4,572,429
2.38%, 5/15/2029 4,665,000 4,177,362
2.75%, 5/31/2029 3,115,000 2,838,787
3.25%, 6/30/2029 1,965,400 1,832,736
2.63%, 7/31/2029 2,150,000 1,941,887
1.63%, 8/15/2029 440,000 377,403
3.13%, 8/31/2029 5,770,000 5,338,152
3.88%, 9/30/2029 545,000 522,987
4.00%, 10/31/2029 2,274,800 2,195,360
1.75%, 11/15/2029 4,050,000 3,481,734
3.88%, 11/30/2029 555,000 532,063
3.88%, 12/31/2029 6,980,000 6,687,167
3.50%, 1/31/2030 6,650,000 6,243,207
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.4% (continued)
U.S. Treasury Notes (continued)
1.50%, 2/15/2030 8,047,600 6,748,667
4.00%, 2/28/2030 6,150,000 5,925,141
3.63%, 3/31/2030 5,600,000 5,286,750
3.50%, 4/30/2030 2,380,000 2,229,948
0.63%, 5/15/2030 7,760,000 6,108,575
3.75%, 5/31/2030 595,000 564,692
3.75%, 6/30/2030 300,000 284,555
4.00%, 7/31/2030 842,000 809,504
0.63%, 8/15/2030 8,530,000 6,650,734
4.13%, 8/31/2030 930,300 900,283
4.63%, 9/30/2030 1,548,500 1,540,878
4.88%, 10/31/2030
(a)
1,047,800 1,056,968
0.88%, 11/15/2030 5,365,000 4,224,938
4.38%, 11/30/2030 40,400 39,630
3.75%, 12/31/2030 2,886,000 2,729,074
4.00%, 1/31/2031 3,750,000 3,597,656
1.13%, 2/15/2031
(a)
2,010,000 1,601,091
4.25%, 2/28/2031 2,725,100 2,653,566
4.13%, 3/31/2031 4,170,000 4,026,656
4.63%, 4/30/2031 2,885,000 2,871,927
1.63%, 5/15/2031 4,585,000 3,751,820
1.25%, 8/15/2031 7,405,900 5,848,347
1.38%, 11/15/2031 7,700,000 6,090,219
1.88%, 2/15/2032 7,415,000 6,060,604
2.88%, 5/15/2032 8,440,000 7,415,331
2.75%, 8/15/2032 11,430,000 9,911,953
4.13%, 11/15/2032 4,520,000 4,339,906
3.50%, 2/15/2033 6,293,400 5,756,494
3.38%, 5/15/2033 6,950,000 6,281,063
3.88%, 8/15/2033 7,780,000 7,304,691
4.50%, 11/15/2033
(a)
10,300,000 10,150,328
4.00%, 2/15/2034
(a)
6,570,000 6,221,995
Total U.S. Treasury Government Securities
(cost $766,640,670) 733,037,082
Shares
Investment Companies – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(f)(g)
(cost $47,837,433) 47,837,433 47,837,433
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(f)(g)
(cost $4,701,289) 4,701,289 4,701,289
Total Investments Before TBA Sale
Commitments  (cost $1,858,893,335) 102.2% 1,768,315,037
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.50%, 5/15/2039
(d)
75,000 (66,486)
3.50%, 5/15/2039
(d)
75,000 (69,688)
2.50%, 6/15/2039
(d)
50,000 (44,377)
Total TBA Sale Commitments (proceeds $(183,963)) (180,551)
Total Investments (cost net of proceeds
$1,858,709,372) 102.2% 1,768,134,486
Liabilities, Less Cash and Receivables (2.2)% (38,263,112)
Net Assets 100.0% 1,729,871,374

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $80,602,536 and the value of the collateral was $83,366,777, consisting of cash collateral of $4,701,289 and U.S. Government & Agency securities valued at $78,665,488. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $3,441,910 or 0.20% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2024.
(h)
Sales on a forward commitment basis.
Portfolio Summary (Unaudited)
†
Value (%)
Government 45.9
Financial 36.9
Consumer, Non-cyclical 4.4
Registered Investment Companies 3.0
Utilities 2.4
Communications 2.1
Technology 1.8
Industrial 1.8
Energy 1.7
Consumer, Cyclical 1.6
Basic Materials 0.6
102.2
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 2.8%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 13,640,121 132,774,668 (98,577,356) 47,837,433 925,167
Investment of Cash Collateral for Securities Loaned – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 2,568,411 37,064,030 (34,931,152) 4,701,289 44,442
2
Total – 3.0% 16,208,532 169,838,698 (133,508,508) 52,538,722 969,609
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1%
Basic Materials – 4.3%
Ahlstrom Holding 3 Oy , 4.88% , 2/04/2028
(a)
16,000 14,738
Alcoa Nederland Holding BV , 7.13% ,
3/15/2031
(a)
280,000 283,366
Algoma Steel, Inc. , 9.13% , 4/15/2029
(a)
200,000 198,443
Allegheny Ludlum LLC , 6.95% , 12/15/2025 30,000 30,390
AngloGold Ashanti Holdings PLC , 6.50% ,
4/15/2040 25,000 24,518
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(a)
104,000 108,498
11.50%, 10/01/2031
(a)
120,000 133,576
Ashland, Inc.
3.38%, 9/01/2031
(a)
115,000 95,535
6.88%, 5/15/2043 80,000 80,689
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
160,000 101,552
7.50%, 9/30/2029
(a)
87,000 44,523
ATI, Inc.
5.88%, 12/01/2027 13,000 12,760
4.88%, 10/01/2029 137,000 127,550
7.25%, 8/15/2030 95,000 97,297
5.13%, 10/01/2031 5,000 4,572
Avient Corp. , 7.13% , 8/01/2030
(a)
278,000 281,556
Axalta Coating Systems Dutch Holding B BV ,
7.25% , 2/15/2031
(a)
10,000 10,239
Axalta Coating Systems LLC , 3.38% ,
2/15/2029
(a)
40,000 35,197
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV , 4.75% ,
6/15/2027
(a)
120,000 115,038
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP , 8.75% , 7/15/2026
(a)
300,000 276,168
Big River Steel LLC / BRS Finance Corp. ,
6.63% , 1/31/2029
(a)
3,000 2,994
Carpenter Technology Corp.
6.38%, 7/15/2028 5,000 4,966
7.63%, 3/15/2030 85,000 86,761
Century Aluminum Co. , 7.50% , 4/01/2028
(a)
34,000 34,058
Cerdia Finanz GmbH , 10.50% , 2/15/2027
(a)
80,000 82,926
Chemours Co. (The)
5.38%, 5/15/2027 150,000 141,863
5.75%, 11/15/2028
(a)
580,000 532,680
4.63%, 11/15/2029
(a)
53,000 45,440
Cleveland-Cliffs, Inc.
5.88%, 6/01/2027
(b)
2,000 1,977
4.63%, 3/01/2029
(a)
1,000 926
6.75%, 4/15/2030
(a)
6,000 5,855
4.88%, 3/01/2031
(a)(b)
11,000 9,657
7.00%, 3/15/2032
(a)
184,000 179,687
6.25%, 10/01/2040 96,000 81,118
Coeur Mining, Inc. , 5.13% , 2/15/2029
(a)
19,000 17,816
Commercial Metals Co.
4.13%, 1/15/2030 30,000 26,870
3.88%, 2/15/2031 9,000 7,820
4.38%, 3/15/2032 20,000 17,568
Compass Minerals International, Inc. , 6.75% ,
12/01/2027
(a)
53,000 49,790
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
315,000 297,897
5.63%, 10/15/2028
(a)
206,000 174,201
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.3% (continued)
Consolidated Energy Finance SA (continued)
12.00%, 2/15/2031
(a)
210,000 217,323
Constellium SE
5.63%, 6/15/2028
(a)
85,000 82,033
3.75%, 4/15/2029
(a)
5,000 4,436
CVR Partners LP / CVR Nitrogen Finance
Corp. , 6.13% , 6/15/2028
(a)(b)
95,000 88,515
Domtar Corp. , 6.75% , 10/01/2028
(a)
115,000 100,403
Element Solutions, Inc. , 3.88% , 9/01/2028
(a)
5,000 4,506
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
252,000 237,609
5.88%, 4/15/2030
(a)
5,000 4,805
4.38%, 4/01/2031
(a)
316,000 278,081
6.13%, 4/15/2032
(a)
154,000 149,128
Glatfelter Corp. , 4.75% , 11/15/2029
(a)
208,000 175,021
GPD Cos., Inc. , 10.13% , 4/01/2026
(a)
250,000 235,335
HB Fuller Co.
4.00%, 2/15/2027 65,000 61,934
4.25%, 10/15/2028 15,000 13,851
Hecla Mining Co. , 7.25% , 2/15/2028 95,000 94,985
Herens Holdco Sarl , 4.75% , 5/15/2028
(a)
45,000 39,143
Hudbay Minerals, Inc.
4.50%, 4/01/2026 30,000 29,046
6.13%, 4/01/2029 20,000 19,616
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc. , 9.00% , 7/01/2028
(a)
15,000 14,668
INEOS Finance PLC , 6.75% , 5/15/2028
(a)(b)
5,000 4,915
INEOS Quattro Finance 2 PLC , 9.63% ,
3/15/2029
(a)(b)
240,000 253,459
Infrabuild Australia Pty Ltd. , 14.50% ,
11/15/2028
(a)
1,000 1,031
Ingevity Corp. , 3.88% , 11/01/2028
(a)
2,000 1,782
Innophos Holdings, Inc. , 9.38% , 2/15/2028
(a)
2,000 1,728
Iris Holdings, Inc. , 8.75% , 2/15/2026
(a)(c)
65,000 54,982
JW Aluminum Continuous Cast Co. , 10.25% ,
6/01/2026
(a)
17,000 17,147
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
11,000 10,250
4.50%, 6/01/2031
(a)
7,000 6,132
Kobe US Midco 2, Inc. , 9.25% , 11/01/2026
(a)(c)
65,750 54,688
LSF11 A5 HoldCo LLC , 6.63% , 10/15/2029
(a)
76,000 70,789
Mativ Holdings, Inc. , 6.88% , 10/01/2026
(a)
72,000 70,967
Mercer International, Inc.
5.50%, 1/15/2026 20,000 19,390
12.88%, 10/01/2028
(a)
195,000 212,625
5.13%, 2/01/2029 8,000 6,991
Methanex Corp.
5.13%, 10/15/2027 134,000 128,830
5.25%, 12/15/2029 15,000 14,230
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
119,000 120,036
8.00%, 11/01/2027
(a)
11,000 11,131
9.25%, 10/01/2028
(a)
230,000 241,338
8.50%, 5/01/2030
(a)
489,000 501,163
Minerals Technologies, Inc. , 5.00% ,
7/01/2028
(a)
85,000 80,975
New Gold, Inc. , 7.50% , 7/15/2027
(a)
33,000 32,784
Novelis Corp.
3.25%, 11/15/2026
(a)
2,000 1,870

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.3% (continued)
Novelis Corp. (continued)
4.75%, 1/30/2030
(a)
49,000 44,645
3.88%, 8/15/2031
(a)
415,000 351,571
Olin Corp.
5.13%, 9/15/2027 196,000 189,294
5.63%, 8/01/2029 144,000 138,817
5.00%, 2/01/2030
(b)
191,000 178,254
Olympus Water US Holding Corp.
4.25%, 10/01/2028
(a)
570,000 513,554
9.75%, 11/15/2028
(a)
383,000 406,748
6.25%, 10/01/2029
(a)
156,000 140,214
Perenti Finance Pty Ltd.
6.50%, 10/07/2025
(a)
60,000 60,142
7.50%, 4/26/2029
(a)
283,000 287,268
Polar US Borrower LLC / Schenectady
International Group, Inc. , 6.75% ,
5/15/2026
(a)
25,000 6,837
Rain Carbon, Inc. , 12.25% , 9/01/2029
(a)(b)
4,000 4,160
Rayonier AM Products, Inc. , 7.63% ,
1/15/2026
(a)
200,000 177,648
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
139,000 129,236
6.63%, 5/01/2029
(a)
119,000 109,730
SCIL IV LLC / SCIL USA Holdings LLC , 5.38% ,
11/01/2026
(a)
295,000 283,344
SK Invictus Intermediate II Sarl , 5.00% ,
10/30/2029
(a)
10,000 8,717
SNF Group SACA
3.13%, 3/15/2027
(a)
131,000 120,626
3.38%, 3/15/2030
(a)
11,000 9,462
Tacora Resources, Inc. , 8.25% , 5/15/2026
(a)(d)
64,000 31,497
TMS International Corp. , 6.25% , 4/15/2029
(a)
1,000 922
TPC Group, Inc. , 13.00% , 12/16/2027
(a)
8,572 8,720
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc. , 5.13% , 4/01/2029
(a)
40,000 10,140
Tronox, Inc. , 4.63% , 3/15/2029
(a)
170,000 151,834
United States Steel Corp. , 6.88% , 3/01/2029 98,000 98,131
Vibrantz Technologies, Inc. , 9.00% ,
2/15/2030
(a)
160,000 147,960
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
217,000 206,088
5.63%, 8/15/2029
(a)
259,000 232,259
7.38%, 3/01/2031
(a)
5,000 5,069
11,701,633
Communications – 15.3%
Acuris Finance US, Inc. / Acuris Finance Sarl ,
5.00% , 5/01/2028
(a)
35,000 31,783
Advantage Sales & Marketing, Inc. , 6.50% ,
11/15/2028
(a)
135,000 125,589
Altice Financing SA
5.00%, 1/15/2028
(a)
185,000 147,244
5.75%, 8/15/2029
(a)
520,000 393,732
Altice France Holding SA
10.50%, 5/15/2027
(a)
333,000 118,857
6.00%, 2/15/2028
(a)
250,000 73,420
Altice France SA
8.13%, 2/01/2027
(a)
400,000 301,023
5.50%, 1/15/2028
(a)
349,000 235,388
5.13%, 1/15/2029
(a)
89,000 58,101
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 15.3% (continued)
Altice France SA (continued)
5.13%, 7/15/2029
(a)
374,000 244,378
5.50%, 10/15/2029
(a)
400,000 261,910
AMC Networks, Inc.
10.25%, 1/15/2029
(a)
61,000 61,001
4.25%, 2/15/2029
(b)
125,000 84,556
Angi Group LLC , 3.88% , 8/15/2028
(a)
7,000 5,938
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
637,000 546,404
6.13%, 12/01/2028
(a)
186,000 152,870
Belo Corp.
7.75%, 6/01/2027 10,000 10,198
7.25%, 9/15/2027
(b)
75,000 75,744
Block Communications, Inc. , 4.88% ,
3/01/2028
(a)
40,000 34,624
British Telecommunications PLC
4.25%, 11/23/2081
(a)(b)
184,000 173,335
4.88%, 11/23/2081
(a)
40,000 35,753
Cable One, Inc. , 4.00% , 11/15/2030
(a)(b)
98,000 74,945
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
14,000 12,340
5.63%, 9/15/2028
(a)
185,000 149,398
Cars.com, Inc. , 6.38% , 11/01/2028
(a)
120,000 114,710
CCO Holdings LLC / CCO Holdings Capital
Corp.
5.13%, 5/01/2027
(a)
670,000 628,334
5.00%, 2/01/2028
(a)
505,000 460,061
5.38%, 6/01/2029
(a)
525,000 462,111
6.38%, 9/01/2029
(a)
441,000 403,884
4.75%, 3/01/2030
(a)
654,000 543,879
4.50%, 8/15/2030
(a)
640,000 520,174
4.25%, 2/01/2031
(a)
940,000 737,885
7.38%, 3/01/2031
(a)(b)
260,000 246,761
4.75%, 2/01/2032
(a)
460,000 361,229
4.50%, 5/01/2032 9,000 6,895
4.50%, 6/01/2033
(a)
377,000 283,538
4.25%, 1/15/2034
(a)
556,000 403,024
Ciena Corp. , 4.00% , 1/31/2030
(a)
5,000 4,386
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)(b)
180,000 166,950
7.75%, 4/15/2028
(a)
119,000 100,861
9.00%, 9/15/2028
(a)
12,000 12,345
7.50%, 6/01/2029
(a)
107,000 86,170
7.88%, 4/01/2030
(a)
159,000 155,708
CMG Media Corp. , 8.88% , 12/15/2027
(a)
317,000 176,178
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
155,000 145,827
7.00%, 6/15/2027
(a)
125,000 123,404
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
289,000 228,265
5.00%, 3/15/2027
(a)
26,000 9,024
CommScope, Inc.
6.00%, 3/01/2026
(a)
388,000 346,901
8.25%, 3/01/2027
(a)
215,000 82,321
7.13%, 7/01/2028
(a)
110,000 36,850
4.75%, 9/01/2029
(a)
350,000 244,311

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 15.3% (continued)
Connect Finco Sarl / Connect US Finco LLC ,
6.75% , 10/01/2026
(a)
609,000 589,938
Consolidated Communications, Inc. , 5.00% ,
10/01/2028
(a)
370,000 307,082
CSC Holdings LLC
5.50%, 4/15/2027
(a)
200,000 163,946
5.38%, 2/01/2028
(a)
147,000 113,125
7.50%, 4/01/2028
(a)
235,000 127,231
11.25%, 5/15/2028
(a)
204,000 180,496
11.75%, 1/31/2029
(a)
425,000 379,498
6.50%, 2/01/2029
(a)
392,000 293,431
5.75%, 1/15/2030
(a)
499,000 218,350
4.13%, 12/01/2030
(a)
156,000 99,504
4.63%, 12/01/2030
(a)
467,000 202,319
3.38%, 2/15/2031
(a)
260,000 160,900
4.50%, 11/15/2031
(a)
108,000 68,553
5.00%, 11/15/2031
(a)
110,000 46,811
Cumulus Media New Holdings, Inc. , 6.75% ,
7/01/2026
(a)
36,000 21,039
DIRECTV Financing LLC , 8.88% , 2/01/2030
(a)
193,000 187,599
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc. , 5.88% , 8/15/2027
(a)
1,470,000 1,369,312
DISH DBS Corp.
5.25%, 12/01/2026
(a)
758,000 596,780
5.75%, 12/01/2028
(a)
626,000 424,273
DISH Network Corp. , 11.75% , 11/15/2027
(a)
905,000 912,724
Embarq Corp. , 8.00% , 6/01/2036 318,000 130,009
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
11,000 10,558
5.00%, 5/01/2028
(a)
149,000 137,053
6.75%, 5/01/2029
(a)
245,000 215,840
5.88%, 11/01/2029 249,000 207,779
6.00%, 1/15/2030
(a)
249,000 207,976
8.75%, 5/15/2030
(a)
368,000 374,762
8.63%, 3/15/2031
(a)
310,000 313,088
Frontier Florida LLC , Series E , 6.86% ,
2/01/2028 80,000 76,094
Frontier North, Inc. , Series G , 6.73% ,
2/15/2028 21,000 19,863
Gannett Holdings LLC , 6.00% , 11/01/2026
(a)
181,000 167,528
GCI LLC , 4.75% , 10/15/2028
(a)
48,000 42,813
Gen Digital, Inc.
5.00%, 4/15/2025
(a)
50,000 49,416
6.75%, 9/30/2027
(a)
221,000 221,830
7.13%, 9/30/2030
(a)(b)
167,000 168,892
Getty Images, Inc. , 9.75% , 3/01/2027
(a)
12,000 12,011
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
164,000 158,396
3.50%, 3/01/2029
(a)
138,000 122,486
Gray Television, Inc.
7.00%, 5/15/2027
(a)(b)
452,000 411,699
4.75%, 10/15/2030
(a)
24,000 14,441
5.38%, 11/15/2031
(a)
300,000 179,785
GrubHub Holdings, Inc. , 5.50% , 7/01/2027
(a)
111,000 99,179
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 235,000 195,139
6.63%, 8/01/2026 147,000 84,544
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 15.3% (continued)
iHeartCommunications, Inc.
6.38%, 5/01/2026 105,000 88,720
8.38%, 5/01/2027 212,000 112,514
5.25%, 8/15/2027
(a)(b)
179,000 131,137
4.75%, 1/15/2028
(a)
104,000 74,234
Iliad Holding SASU
6.50%, 10/15/2026
(a)
367,000 365,163
7.00%, 10/15/2028
(a)
65,000 63,571
8.50%, 4/15/2031
(a)
200,000 201,507
Intelsat Jackson Holdings SA , 6.50% ,
3/15/2030
(a)
863,000 826,291
ION Trading Technologies Sarl , 5.75% ,
5/15/2028
(a)
5,000 4,567
Lamar Media Corp.
3.75%, 2/15/2028 227,000 209,615
4.88%, 1/15/2029 73,000 68,860
4.00%, 2/15/2030 198,000 176,627
3.63%, 1/15/2031 154,000 131,633
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
306,000 283,130
5.13%, 7/15/2029
(a)
212,000 176,891
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
141,000 84,600
4.63%, 9/15/2027
(a)
210,000 120,899
4.25%, 7/01/2028
(a)
261,000 100,563
3.63%, 1/15/2029
(a)
149,000 50,668
3.75%, 7/15/2029
(a)
90,000 30,712
3.88%, 11/15/2029
(a)
93,000 34,177
10.50%, 5/15/2030
(a)
2,000 1,998
Liberty Interactive LLC
8.50%, 7/15/2029 60,000 33,407
8.25%, 2/01/2030 105,000 58,273
Lumen Technologies, Inc.
4.00%, 2/15/2027
(a)
190,000 100,667
4.50%, 1/15/2029
(a)
269,000 78,292
Series P, 7.60%, 9/15/2039 130,000 39,281
Series U, 7.65%, 3/15/2042 70,000 21,290
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
80,000 75,978
4.63%, 6/01/2028
(a)
160,000 148,066
5.63%, 2/15/2029
(a)
13,000 12,407
4.13%, 8/01/2030
(a)
155,000 134,213
3.63%, 10/01/2031
(a)
9,000 7,431
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
94,000 87,198
8.00%, 8/01/2029
(a)
141,000 129,773
Midcontinent Communications / Midcontinent
Finance Corp. , 5.38% , 8/15/2027
(a)
28,000 26,757
Millennium Escrow Corp. , 6.63% ,
8/01/2026
(a)
263,000 151,243
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(a)
145,000 155,444
6.00%, 2/15/2029
(a)
211,000 158,230
News Corp.
3.88%, 5/15/2029
(a)
75,000 67,358
5.13%, 2/15/2032
(a)
100,000 91,677
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
921,000 865,960

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 15.3% (continued)
Nexstar Media, Inc. (continued)
4.75%, 11/01/2028
(a)
73,000 64,833
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc. , 10.75% , 6/01/2028
(a)
10,000 10,292
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.00%, 8/15/2027
(a)
87,000 82,911
4.25%, 1/15/2029
(a)(b)
70,000 62,304
4.63%, 3/15/2030
(a)(b)
23,000 20,319
7.38%, 2/15/2031
(a)
90,000 92,381
Paramount Global
6.25%, 2/28/2057 100,000 87,645
6.38%, 3/30/2062 162,000 149,852
Qwest Corp. , 7.25% , 9/15/2025 13,000 12,870
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
290,000 221,516
6.50%, 9/15/2028
(a)
205,000 85,720
Rakuten Group, Inc.
5.13%
(a)(e)
119,000 98,778
6.25%
(a)(e)
74,000 53,280
11.25%, 2/15/2027
(a)
475,000 494,113
9.75%, 4/15/2029
(a)
360,000 356,588
Rogers Communications, Inc. , 5.25% ,
3/15/2082
(a)
310,000 294,108
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
10,000 7,389
5.38%, 1/15/2031
(a)
15,000 8,853
Scripps Escrow, Inc. , 5.88% , 7/15/2027
(a)
55,000 43,425
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,496
5.50%, 3/01/2030
(a)
190,000 131,627
4.13%, 12/01/2030
(a)
4,000 2,750
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
188,000 175,348
5.00%, 8/01/2027
(a)
71,000 67,058
4.00%, 7/15/2028
(a)
362,000 322,505
5.50%, 7/01/2029
(a)
208,000 193,798
4.13%, 7/01/2030
(a)
631,000 536,350
3.88%, 9/01/2031
(a)(b)
265,000 213,033
Spanish Broadcasting System, Inc. , 9.75% ,
3/01/2026
(a)
25,000 11,779
Stagwell Global LLC , 5.63% , 8/15/2029
(a)(b)
668,000 598,409
Summer BC Bidco B LLC , 5.50% ,
10/31/2026
(a)
65,000 62,098
Sunrise Finco I BV , 4.88% , 7/15/2031
(a)
253,000 221,264
TEGNA, Inc.
4.63%, 3/15/2028 290,000 262,715
5.00%, 9/15/2029 576,000 507,849
Telecom Italia Capital SA
6.38%, 11/15/2033 190,000 167,584
6.00%, 9/30/2034 135,000 113,733
7.20%, 7/18/2036 458,000 418,059
7.72%, 6/04/2038 75,000 69,868
Telenet Finance Luxembourg Notes Sarl ,
5.50% , 3/01/2028
(a)
600,000 568,193
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
66,000 32,061
4.88%, 6/01/2027
(a)
50,000 22,704
6.50%, 10/15/2027
(a)
40,000 11,682
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 15.3% (continued)
Townsquare Media, Inc. , 6.88% , 2/01/2026
(a)
74,000 71,825
TripAdvisor, Inc. , 7.00% , 7/15/2025
(a)
65,000 65,021
Uber Technologies, Inc.
8.00%, 11/01/2026
(a)
277,000 279,774
7.50%, 9/15/2027
(a)
728,000 741,218
6.25%, 1/15/2028
(a)
501,000 500,115
4.50%, 8/15/2029
(a)
340,000 317,716
Univision Communications, Inc.
6.63%, 6/01/2027
(a)
475,000 458,725
8.00%, 8/15/2028
(a)
298,000 298,210
4.50%, 5/01/2029
(a)(b)
186,000 161,439
7.38%, 6/30/2030
(a)(b)
155,000 148,561
Urban One, Inc. , 7.38% , 2/01/2028
(a)
179,000 145,224
ViaSat, Inc.
5.63%, 9/15/2025
(a)
100,000 96,115
5.63%, 4/15/2027
(a)
336,000 307,898
6.50%, 7/15/2028
(a)(b)
20,000 15,276
7.50%, 5/30/2031
(a)(b)
200,000 141,144
Viavi Solutions, Inc. , 3.75% , 10/01/2029
(a)
20,000 16,913
Videotron Ltd.
5.13%, 4/15/2027
(a)
15,000 14,528
3.63%, 6/15/2029
(a)
5,000 4,445
Virgin Media Finance PLC , 5.00% ,
7/15/2030
(a)(b)
142,000 116,256
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
700,000 636,836
4.50%, 8/15/2030
(a)
307,000 259,441
Virgin Media Vendor Financing Notes IV DAC ,
5.00% , 7/15/2028
(a)
139,000 123,865
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
6,000 4,919
4.75%, 7/15/2031
(a)
186,000 155,380
7.75%, 4/15/2032
(a)
415,000 408,797
Vodafone Group PLC
7.00%, 4/04/2079 683,000 695,334
4.13%, 6/04/2081 305,000 255,114
5.13%, 6/04/2081 55,000 40,438
VZ Secured Financing BV , 5.00% , 1/15/2032
(a)
610,000 514,817
Warner Media LLC , 7.63% , 4/15/2031 10,000 10,435
Windstream Escrow LLC / Windstream
Escrow Finance Corp. , 7.75% , 8/15/2028
(a)
300,000 289,156
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)(b)
465,000 370,418
6.13%, 3/01/2028
(a)
235,000 156,455
Ziff Davis, Inc. , 4.63% , 10/15/2030
(a)
97,000 84,376
Ziggo Bond Co. BV , 5.13% , 2/28/2030
(a)
65,000 53,992
Ziggo BV , 4.88% , 1/15/2030
(a)
5,000 4,381
41,292,328
Consumer, Cyclical – 21.6%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(a)
597,000 551,137
4.38%, 1/15/2028
(a)
148,000 137,902
3.50%, 2/15/2029
(a)(b)
152,000 135,792
4.00%, 10/15/2030
(a)
864,000 744,400

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
99 Cents Only Stores LLC , 7.50% , 1/15/2026
(a)
(d)
30,000 9,070
Academy Ltd. , 6.00% , 11/15/2027
(a)
49,000 47,877
Acushnet Co. , 7.38% , 10/15/2028
(a)
472,000 484,526
Adams Homes, Inc. , 9.25% , 10/15/2028
(a)
270,000 278,828
Adient Global Holdings Ltd.
4.88%, 8/15/2026
(a)
175,000 168,370
7.00%, 4/15/2028
(a)
23,000 23,301
8.25%, 4/15/2031
(a)(b)
335,000 347,828
Advance Auto Parts, Inc.
1.75%, 10/01/2027 215,000 184,507
5.95%, 3/09/2028
(b)
155,000 153,163
3.50%, 3/15/2032
(b)
10,000 8,360
Affinity Interactive , 6.88% , 12/15/2027
(a)
334,000 299,409
Air Canada , 3.88% , 8/15/2026
(a)
250,000 237,262
Air Canada Pass-Through Trust , Series 2020-1 ,
Class C , 10.50% , 7/15/2026
(a)
20,000 21,763
Allegiant Travel Co. , 7.25% , 8/15/2027
(a)
2,000 1,935
Allen Media LLC / Allen Media Co.-Issuer, Inc. ,
10.50% , 2/15/2028
(a)
105,000 49,643
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
115,000 110,041
5.88%, 6/01/2029
(a)
235,000 229,637
3.75%, 1/30/2031
(a)
300,000 256,556
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(c)
310,000 225,582
7.50%, 2/15/2029
(a)
264,000 181,473
American Airlines Pass-Through Trust , Series
2013-1 , Class A , 4.00% , 7/15/2025 221,063 212,959
American Airlines, Inc.
7.25%, 2/15/2028
(a)
4,000 4,016
8.50%, 5/15/2029
(a)
238,000 247,891
American Airlines, Inc. /Aadvantage Loyalty
IP Ltd.
5.50%, 4/20/2026
(a)
561,231 554,950
5.75%, 4/20/2029
(a)
550,000 531,183
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
115,000 113,530
6.88%, 7/01/2028
(b)
10,000 9,939
5.00%, 10/01/2029
(b)
136,000 122,498
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028
(a)
269,000 247,612
3.88%, 11/15/2029
(a)
242,000 212,119
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
10,000 9,901
5.00%, 2/01/2028
(a)
196,000 186,292
Arko Corp. , 5.13% , 11/15/2029
(a)
40,000 32,214
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 81,000 75,993
4.63%, 11/15/2029
(a)
16,000 14,496
4.75%, 3/01/2030 144,000 130,352
5.00%, 2/15/2032
(a)
265,000 235,534
Ashton Woods USA LLC / Ashton Woods
Finance Co.
6.63%, 1/15/2028
(a)
110,000 109,737
4.63%, 8/01/2029
(a)
6,000 5,429
4.63%, 4/01/2030
(a)
41,000 36,614
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Aston Martin Capital Holdings Ltd. , 10.00% ,
3/31/2029
(a)
165,000 161,295
At Home Group, Inc.
7.13%, 5/12/2028
(a)(c)
100,000 42,958
4.88%, 7/15/2028
(a)
42,000 19,880
Banijay Entertainment SASU , 8.13% ,
5/01/2029
(a)
105,000 107,471
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
144,000 149,258
6.69%, 1/15/2027 68,000 68,477
5.25%, 2/01/2028 53,000 50,988
6.63%, 10/01/2030
(a)
231,000 230,945
6.95%, 3/01/2033 331,000 321,617
6.88%, 11/01/2035 13,000 12,912
6.75%, 7/01/2036 10,000 9,753
7.60%, 7/15/2037 410,000 395,035
BCPE Empire Holdings, Inc. , 7.63% ,
5/01/2027
(a)
121,000 117,975
BCPE Ulysses Intermediate, Inc. , 7.75% ,
4/01/2027
(a)(c)
85,000 82,652
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)
3,000 2,879
4.13%, 5/15/2029
(a)
20,000 17,879
6.50%, 8/01/2030
(a)
377,000 376,416
Beazer Homes USA, Inc.
5.88%, 10/15/2027 80,000 77,620
7.25%, 10/15/2029 75,000 74,142
7.50%, 3/15/2031
(a)
5,000 4,948
BlueLinx Holdings, Inc. , 6.00% , 11/15/2029
(a)
300,000 285,461
Boyd Gaming Corp.
4.75%, 12/01/2027 57,000 54,084
4.75%, 6/15/2031
(a)
271,000 240,301
Boyne USA, Inc. , 4.75% , 5/15/2029
(a)
14,000 12,745
Brinker International, Inc. , 8.25% ,
7/15/2030
(a)
95,000 99,099
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
18,000 17,289
4.88%, 2/15/2030
(a)
461,000 399,018
Caesars Entertainment, Inc.
8.13%, 7/01/2027
(a)
25,000 25,365
4.63%, 10/15/2029
(a)(b)
183,000 163,162
7.00%, 2/15/2030
(a)
318,000 320,284
6.50%, 2/15/2032
(a)
39,000 38,418
Carnival Corp.
5.75%, 3/01/2027
(a)
789,000 769,263
6.65%, 1/15/2028 40,000 39,570
4.00%, 8/01/2028
(a)
319,000 291,171
6.00%, 5/01/2029
(a)
540,000 523,000
7.00%, 8/15/2029
(a)
57,000 58,492
10.50%, 6/01/2030
(a)
246,000 267,358
Carnival Holdings Bermuda Ltd. , 10.38% ,
5/01/2028
(a)
462,000 500,859
Carnival PLC , 7.88% , 6/01/2027 51,000 53,607
Carvana Co.
12.00%, 12/01/2028
(a)(c)
179,293 175,294
13.00%, 6/01/2030
(a)(c)
305,101 302,790
14.00%, 6/01/2031
(a)(c)
319,133 319,965

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
CCM Merger, Inc. , 6.38% , 5/01/2026
(a)
10,000 9,963
CD&R Smokey Buyer, Inc. , 6.75% ,
7/15/2025
(a)
1,000 995
CEC Entertainment LLC , 6.75% , 5/01/2026
(a)
10,000 9,848
Cedar Fair LP , 5.25% , 7/15/2029 50,000 46,666
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.50%, 5/01/2025
(a)
153,000 153,000
5.38%, 4/15/2027 10,000 9,718
6.50%, 10/01/2028 36,000 35,929
Century Communities, Inc.
6.75%, 6/01/2027 149,000 149,327
3.88%, 8/15/2029
(a)
102,000 89,282
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
141,000 137,188
4.75%, 1/15/2028
(a)
220,000 207,744
5.75%, 4/01/2030
(a)
319,000 304,213
6.75%, 5/01/2031
(a)
342,000 339,449
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
7,000 7,000
5.88%, 3/15/2026
(a)
135,000 133,087
5.25%, 7/15/2028
(a)(b)
26,000 24,160
Clarios Global LP , 6.75% , 5/15/2025
(a)
38,000 38,041
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
170,000 169,827
8.50%, 5/15/2027
(a)
411,000 411,522
6.75%, 5/15/2028
(a)
63,000 63,226
Crocs, Inc.
4.25%, 3/15/2029
(a)
75,000 67,324
4.13%, 8/15/2031
(a)
76,000 63,962
Dana, Inc.
5.38%, 11/15/2027 85,000 82,185
4.25%, 9/01/2030 11,000 9,534
4.50%, 2/15/2032 76,000 64,395
Dave & Buster's, Inc. , 7.63% , 11/01/2025
(a)
91,000 91,534
Dealer Tire LLC / DT Issuer LLC , 8.00% ,
2/01/2028
(a)
70,000 68,833
Delta Air Lines, Inc.
7.38%, 1/15/2026 180,000 183,946
4.38%, 4/19/2028
(b)
88,000 84,175
3.75%, 10/28/2029 200,000 180,218
Dornoch Debt Merger Sub, Inc. , 6.63% ,
10/15/2029
(a)
129,000 106,464
Dream Finders Homes, Inc. , 8.25% ,
8/15/2028
(a)
30,000 30,902
eG Global Finance PLC , 12.00% , 11/30/2028
(a)
250,000 258,287
Empire Communities Corp. , 9.75% ,
5/01/2029
(a)
101,000 103,069
Empire Resorts, Inc. , 7.75% , 11/01/2026
(a)
229,000 213,005
Evergreen Acqco 1 LP / TVI, Inc. , 9.75% ,
4/26/2028
(a)
70,000 74,143
Everi Holdings, Inc. , 5.00% , 7/15/2029
(a)
42,000 41,214
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
262,000 256,930
5.88%, 4/01/2029
(a)
10,000 9,479
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
5,000 4,523
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc. (continued)
6.75%, 1/15/2030
(a)
351,000 305,736
FirstCash, Inc.
4.63%, 9/01/2028
(a)
160,000 147,857
5.63%, 1/01/2030
(a)
242,000 228,474
Foot Locker, Inc. , 4.00% , 10/01/2029
(a)(b)
10,000 8,040
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
190,000 180,439
5.00%, 3/01/2028
(a)
12,000 11,395
Foundation Building Materials, Inc. , 6.00% ,
3/01/2029
(a)
85,000 74,977
Full House Resorts, Inc. , 8.25% , 2/15/2028
(a)
185,000 176,197
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
1,000 847
3.88%, 10/01/2031
(a)
17,000 13,885
Genting New York LLC / Genny Capital, Inc. ,
3.30% , 2/15/2026
(a)
13,000 12,403
G-III Apparel Group Ltd. , 7.88% , 8/15/2025
(a)
350,000 351,123
Global Auto Holdings Ltd./AAG FH UK Ltd. ,
8.38% , 1/15/2029
(a)
40,000 38,278
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 110,000 106,553
4.88%, 3/15/2027
(b)
100,000 95,995
5.00%, 7/15/2029
(b)
130,000 118,240
5.25%, 4/30/2031 129,000 115,802
5.25%, 7/15/2031
(b)
162,000 143,293
5.63%, 4/30/2033
(b)
82,000 72,017
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc. , 7.00% , 8/15/2028
(a)
139,000 105,697
Group 1 Automotive, Inc. , 4.00% , 8/15/2028
(a)
147,000 133,901
Guitar Center, Inc. , 8.50% , 1/15/2026
(a)
7,000 6,176
GYP Holdings III Corp. , 4.63% , 5/01/2029
(a)
95,000 87,741
H&E Equipment Services, Inc. , 3.88% ,
12/15/2028
(a)
2,000 1,770
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)(b)
250,000 241,795
9.00%, 2/15/2031
(a)(b)
142,000 141,245
Hawaiian Airlines Pass-Through Certificates ,
Series 2013-1 , Class A , 3.90% , 1/15/2026 470,957 438,785
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd. , 5.75% ,
1/20/2026
(a)
469,200 440,645
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
20,000 19,904
5.75%, 5/01/2028
(a)
539,000 532,418
5.88%, 4/01/2029
(a)
182,000 179,721
3.75%, 5/01/2029
(a)
70,000 62,876
4.88%, 1/15/2030 339,000 318,281
4.00%, 5/01/2031
(a)
290,000 253,969
3.63%, 2/15/2032
(a)
393,000 330,260
6.13%, 4/01/2032
(a)
2,000 1,972
Hilton Grand Vacations Borrower Escrow LLC
/ Hilton Grand Vacations Borrower Escrow,
Inc.
5.00%, 6/01/2029
(a)
69,000 62,559
4.88%, 7/01/2031
(a)
77,000 67,033
6.63%, 1/15/2032
(a)
245,000 241,198

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp. , 4.88% ,
4/01/2027 81,000 78,750
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
115,000 111,080
6.00%, 5/15/2027
(a)(c)
150,000 147,348
6.38%, 5/15/2029
(a)(c)
120,000 118,252
Installed Building Products, Inc. , 5.75% ,
2/01/2028
(a)
10,000 9,699
Interface, Inc. , 5.50% , 12/01/2028
(a)
35,000 32,953
International Game Technology PLC
4.13%, 4/15/2026
(a)
155,000 149,237
6.25%, 1/15/2027
(a)
344,000 343,485
5.25%, 1/15/2029
(a)
205,000 193,615
IRB Holding Corp. , 7.00% , 6/15/2025
(a)
94,000 94,050
Jacobs Entertainment, Inc. , 6.75% ,
2/15/2029
(a)
8,000 7,624
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
85,000 85,463
4.50%, 10/01/2027
(a)(b)
100,000 92,996
5.88%, 1/15/2028
(a)
122,740 118,637
5.50%, 7/15/2029
(a)
86,000 80,866
JB Poindexter & Co., Inc. , 8.75% ,
12/15/2031
(a)
47,000 48,007
K Hovnanian Enterprises, Inc. , 11.75% ,
9/30/2029
(a)
5,000 5,557
KB Home
6.88%, 6/15/2027 120,000 122,827
4.80%, 11/15/2029 12,000 11,115
7.25%, 7/15/2030 30,000 30,735
4.00%, 6/15/2031 31,000 26,844
Ken Garff Automotive LLC , 4.88% ,
9/15/2028
(a)
50,000 46,533
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC , 4.75% ,
6/01/2027
(a)
617,000 596,185
Kohl's Corp.
4.25%, 7/17/2025 5,000 4,885
4.63%, 5/01/2031 264,000 218,028
5.55%, 7/17/2045 60,000 41,155
Kontoor Brands, Inc. , 4.13% , 11/15/2029
(a)
14,000 12,519
Landsea Homes Corp. , 8.88% , 4/01/2029
(a)
65,000 63,781
LBM Acquisition LLC , 6.25% , 1/15/2029
(a)
153,000 140,495
LCM Investments Holdings II LLC
4.88%, 5/01/2029
(a)
190,000 173,541
8.25%, 8/01/2031
(a)
130,000 135,172
Levi Strauss & Co. , 3.50% , 3/01/2031
(a)
90,000 76,845
LGI Homes, Inc.
8.75%, 12/15/2028
(a)
227,000 236,359
4.00%, 7/15/2029
(a)
234,000 200,091
Life Time, Inc. , 5.75% , 1/15/2026
(a)
6,000 5,933
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
127,000 127,497
7.25%, 11/15/2029
(a)
160,000 161,649
7.50%, 9/01/2031
(a)
255,000 259,996
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Lindblad Expeditions Holdings, Inc. , 9.00% ,
5/15/2028
(a)
25,000 26,150
Lindblad Expeditions LLC , 6.75% ,
2/15/2027
(a)
10,000 9,912
Lions Gate Capital Holdings LLC , 5.50% ,
4/15/2029
(a)
180,000 136,927
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
227,000 214,133
3.88%, 6/01/2029
(a)
158,000 139,925
4.38%, 1/15/2031
(a)
47,000 41,125
Live Nation Entertainment, Inc.
5.63%, 3/15/2026
(a)
10,000 9,822
6.50%, 5/15/2027
(a)
392,000 392,726
4.75%, 10/15/2027
(a)(b)
516,000 486,535
3.75%, 1/15/2028
(a)
85,000 77,362
LSF9 Atlantis Holdings LLC / Victra Finance
Corp. , 7.75% , 2/15/2026
(a)
6,000 5,881
M/I Homes, Inc.
4.95%, 2/01/2028 156,000 147,748
3.95%, 2/15/2030 37,000 32,072
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
11,000 10,608
5.88%, 3/15/2030
(a)(b)
115,000 109,729
6.13%, 3/15/2032
(a)
340,000 321,888
6.70%, 7/15/2034
(a)
15,000 12,607
4.50%, 12/15/2034 20,000 17,068
6.38%, 3/15/2037 110,000 99,912
5.13%, 1/15/2042 55,000 46,229
4.30%, 2/15/2043 51,000 40,271
MajorDrive Holdings IV LLC , 6.38% ,
6/01/2029
(a)
189,000 177,167
Marks & Spencer PLC , 7.13% , 12/01/2037
(a)
10,000 10,287
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 22,000 20,309
4.50%, 6/15/2029
(a)(b)
9,000 8,089
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
200,000 191,622
4.63%, 3/01/2030
(a)
163,000 146,076
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 111,000 108,140
5.25%, 4/26/2026 14,000 13,453
5.63%, 7/17/2027 64,000 60,416
5.75%, 7/21/2028
(a)
225,000 209,349
5.38%, 12/04/2029
(a)
378,000 337,198
7.63%, 4/17/2032
(a)
200,000 197,116
Merlin Entertainments Ltd. , 5.75% ,
6/15/2026
(a)
4,000 3,957
MGM China Holdings Ltd.
5.25%, 6/18/2025
(a)(b)
14,000 13,745
5.88%, 5/15/2026
(a)
130,000 127,562
4.75%, 2/01/2027
(a)
164,000 154,670
MGM Resorts International
5.75%, 6/15/2025 24,000 23,876
4.63%, 9/01/2026 3,000 2,887
5.50%, 4/15/2027 10,000 9,750
4.75%, 10/15/2028
(b)
5,000 4,656
6.50%, 4/15/2032 571,000 553,883
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
320,000 270,954

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Michaels Cos., Inc. (The) (continued)
7.88%, 5/01/2029
(a)
304,000 222,198
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp. , 4.88% , 5/01/2029
(a)
530,000 484,253
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
420,000 398,738
13.25%, 12/15/2027
(a)
50,000 54,950
Motion Bondco DAC , 6.63% , 11/15/2027
(a)
140,000 134,980
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,856
4.75%, 9/15/2029 134,000 124,853
3.75%, 2/15/2031
(a)
113,000 97,165
NCL Corp. Ltd.
5.88%, 3/15/2026
(a)
321,000 314,385
5.88%, 2/15/2027
(a)
173,000 168,952
8.38%, 2/01/2028
(a)
65,000 67,791
8.13%, 1/15/2029
(a)
124,000 129,178
7.75%, 2/15/2029
(a)(b)
1,000 1,023
NCL Finance Ltd. , 6.13% , 3/15/2028
(a)
305,000 297,364
New Home Co., Inc. (The) , 9.25% ,
10/01/2029
(a)
374,000 374,696
Newell Brands, Inc.
4.88%, 6/01/2025 99,000 97,434
5.70%, 4/01/2026 395,000 389,190
6.38%, 9/15/2027
(b)
100,000 98,124
6.63%, 9/15/2029
(b)
450,000 435,543
6.88%, 4/01/2036 20,000 17,501
7.00%, 4/01/2046 115,000 93,380
NMG Holding Co., Inc. / Neiman Marcus Group
LLC , 7.13% , 4/01/2026
(a)
526,000 522,548
Nordstrom, Inc.
4.00%, 3/15/2027
(b)
70,000 66,361
6.95%, 3/15/2028 50,000 49,650
4.38%, 4/01/2030 361,000 322,297
4.25%, 8/01/2031
(b)
57,000 49,176
5.00%, 1/15/2044 35,000 26,566
Odeon Finco PLC , 12.75% , 11/01/2027
(a)
80,000 82,429
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. ,
8.00% , 8/01/2030
(a)
13,000 13,257
OPENLANE, Inc. , 5.13% , 6/01/2025
(a)
36,000 35,464
Papa John's International, Inc. , 3.88% ,
9/15/2029
(a)
7,000 6,097
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
100,000 82,812
6.75%, 8/01/2029
(a)
25,000 21,536
Patrick Industries, Inc. , 4.75% , 5/01/2029
(a)
1,000 909
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)(b)
35,000 33,342
4.13%, 7/01/2029
(a)
4,000 3,348
Penske Automotive Group, Inc.
3.50%, 9/01/2025 115,000 111,171
3.75%, 6/15/2029 68,000 59,722
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
146,000 134,756
7.75%, 2/15/2029
(a)
371,000 352,583
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Phinia, Inc. , 6.75% , 4/15/2029
(a)
6,000 6,022
PM General Purchaser LLC , 9.50% ,
10/01/2028
(a)
19,000 19,252
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
136,000 101,544
5.88%, 9/01/2031
(a)
458,000 328,891
QVC, Inc.
4.75%, 2/15/2027 200,000 173,976
4.38%, 9/01/2028 75,000 57,578
5.95%, 3/15/2043 66,000 40,591
Raising Cane's Restaurants LLC , 9.38% ,
5/01/2029
(a)
111,000 119,049
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC , 4.88% , 11/01/2026
(a)
35,000 33,397
Real Hero Merger Sub 2, Inc. , 6.25% ,
2/01/2029
(a)
271,000 232,976
Resideo Funding, Inc. , 4.00% , 9/01/2029
(a)
5,000 4,382
Resorts World Las Vegas LLC/RWLV Capital
Inc.
4.63%, 4/16/2029 200,000 176,708
8.45%, 7/27/2030
(a)
200,000 209,618
4.63%, 4/06/2031
(a)
100,000 84,887
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
120,000 121,218
7.75%, 3/15/2031
(a)
365,000 378,651
Royal Caribbean Cruises Ltd.
5.50%, 8/31/2026
(a)
148,000 145,220
5.38%, 7/15/2027
(a)
318,000 309,426
7.50%, 10/15/2027 50,000 52,159
3.70%, 3/15/2028 7,000 6,432
5.50%, 4/01/2028
(a)
1,000 974
9.25%, 1/15/2029
(a)
181,000 193,420
7.25%, 1/15/2030
(a)
520,000 535,477
6.25%, 3/15/2032
(a)
87,000 85,716
Scientific Games Holdings LP/Scientific Games
US FinCo, Inc. , 6.63% , 3/01/2030
(a)
94,000 88,978
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 33,000 32,130
4.50%, 10/15/2029 55,000 48,975
4.00%, 4/01/2031 55,000 46,385
4.38%, 2/01/2032 54,000 45,437
SeaWorld Parks & Entertainment, Inc. , 5.25% ,
8/15/2029
(a)
266,000 245,165
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 141,000 132,331
4.75%, 4/01/2029 43,000 39,461
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(a)
35,000 33,791
7.25%, 5/15/2031
(a)
356,000 355,242
Six Flags Theme Parks, Inc. , 7.00% ,
7/01/2025
(a)
77,000 77,071
Sizzling Platter LLC / Sizzling Platter Finance
Corp. , 8.50% , 11/28/2025
(a)
15,000 15,155
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)(b)
121,000 108,302
4.88%, 11/15/2031
(a)
46,000 40,159

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Specialty Building Products Holdings LLC /
SBP Finance Corp. , 6.38% , 9/30/2026
(a)
158,000 156,600
Speedway Motorsports LLC / Speedway
Funding II, Inc. , 4.88% , 11/01/2027
(a)
11,000 10,370
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
93,000 72,681
8.00%, 9/20/2025
(a)
110,000 86,075
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
156,000 155,451
6.13%, 7/01/2029
(a)
150,000 152,468
6.00%, 12/01/2029
(a)
269,000 272,527
Staples, Inc.
7.50%, 4/15/2026
(a)
536,000 514,709
10.75%, 4/15/2027
(a)
229,000 209,805
Station Casinos LLC
4.50%, 2/15/2028
(a)
600,000 556,452
4.63%, 12/01/2031
(a)
105,000 92,211
6.63%, 3/15/2032
(a)
220,000 216,284
Steelcase, Inc. , 5.13% , 1/18/2029 60,000 56,126
Studio City Co. Ltd. , 7.00% , 2/15/2027
(a)
10,000 9,902
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
480,000 473,092
6.50%, 1/15/2028
(a)
236,000 220,373
5.00%, 1/15/2029
(a)
67,000 57,648
Suburban Propane Partners LP/Suburban
Energy Finance Corp. , 5.00% , 6/01/2031
(a)
5,000 4,434
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp. ,
5.88% , 5/15/2025
(a)
15,000 14,925
SWF Escrow Issuer Corp. , 6.50% ,
10/01/2029
(a)
139,000 85,920
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
125,000 123,203
5.75%, 1/15/2028
(a)
115,000 111,999
5.13%, 8/01/2030
(a)
80,000 74,493
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
96,000 85,440
3.88%, 10/15/2031
(a)
106,000 87,616
Tenneco, Inc. , 8.00% , 11/17/2028
(a)
480,000 449,624
Thor Industries, Inc. , 4.00% , 10/15/2029
(a)
280,000 242,518
Titan International, Inc. , 7.00% , 4/30/2028 110,000 106,332
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
115,000 108,961
10.50%, 5/15/2029
(a)
140,000 133,938
Travel + Leisure Co.
6.60%, 10/01/2025 124,000 124,733
6.63%, 7/31/2026
(a)
172,000 172,190
6.00%, 4/01/2027 351,000 346,553
4.50%, 12/01/2029
(a)
145,000 130,554
TRI Pointe Group, Inc.
5.25%, 6/01/2027 116,000 111,781
5.70%, 6/15/2028 11,000 10,627
Under Armour, Inc. , 3.25% , 6/15/2026 87,000 81,939
United Airlines Pass-Through Trust , Series
2016-2 , Class A , 3.10% , 10/07/2028 6,664 5,876
United Airlines, Inc.
4.38%, 4/15/2026
(a)
380,000 365,708
4.63%, 4/15/2029
(a)
401,000 369,794
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
Vail Resorts, Inc. , 6.25% , 5/15/2025
(a)
8,000 8,004
Verde Purchaser LLC , 10.50% , 11/30/2030
(a)
235,000 247,699
Victoria's Secret & Co. , 4.63% , 7/15/2029
(a)(b)
138,000 108,461
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
12,000 11,967
5.88%, 9/15/2027
(a)
598,000 579,613
7.00%, 2/15/2029
(a)
11,000 10,957
9.13%, 7/15/2031
(a)
247,000 264,798
Viking Ocean Cruises Ship VII Ltd. , 5.63% ,
2/15/2029
(a)
73,000 69,936
VistaJet Malta Finance PLC / Vista
Management Holding, Inc. , 9.50% ,
6/01/2028
(a)(b)
75,000 67,057
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)
150,000 133,542
6.38%, 2/01/2030
(a)(b)
69,000 53,485
VOC Escrow Ltd. , 5.00% , 2/15/2028
(a)
10,000 9,538
Wabash National Corp. , 4.50% , 10/15/2028
(a)
380,000 341,742
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026 355,000 335,104
3.20%, 4/15/2030 75,000 64,310
4.80%, 11/18/2044
(b)
11,000 8,899
4.65%, 6/01/2046 25,000 20,288
4.10%, 4/15/2050 19,000 13,364
White Capital Buyer LLC , 6.88% ,
10/15/2028
(a)
125,000 120,758
White Capital Parent LLC , 8.25% ,
3/15/2026
(a)(c)
10,000 10,015
William Carter Co. (The) , 5.63% , 3/15/2027
(a)
57,000 55,418
Windsor Holdings III LLC , 8.50% ,
6/15/2030
(a)
326,000 340,221
Winnebago Industries, Inc. , 6.25% ,
7/15/2028
(a)
25,000 24,491
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
129,000 113,431
3.88%, 7/15/2030
(a)
221,000 192,609
3.00%, 2/15/2031
(a)
136,000 112,976
Wolverine World Wide, Inc. , 4.00% ,
8/15/2029
(a)
4,000 3,196
Wyndham Hotels & Resorts, Inc. , 4.38% ,
8/15/2028
(a)
120,000 110,208
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp. , 5.25% , 5/15/2027
(a)
160,000 155,190
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
1,000 971
5.63%, 8/26/2028
(a)
359,000 331,496
5.13%, 12/15/2029
(a)
234,000 206,647
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
5.13%, 10/01/2029
(a)
89,000 82,601
7.13%, 2/15/2031
(a)
131,000 132,924
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
358,000 335,418
3.63%, 3/15/2031 6,000 5,181
4.63%, 1/31/2032 284,000 255,858
5.38%, 4/01/2032 300,000 283,309
6.88%, 11/15/2037 71,000 75,511
5.35%, 11/01/2043 60,000 55,722

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.6% (continued)
ZF North America Capital, Inc.
6.88%, 4/14/2028
(a)
289,000 291,092
7.13%, 4/14/2030
(a)
9,000 9,205
6.75%, 4/23/2030
(a)
271,000 271,961
58,201,545
Consumer, Non-cyclical – 14.4%
180 Medical, Inc. , 3.88% , 10/15/2029
(a)
7,000 6,202
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
25,000 24,083
5.00%, 4/15/2029
(a)
106,000 99,339
ACCO Brands Corp. , 4.25% , 3/15/2029
(a)
220,000 191,675
AdaptHealth LLC
6.13%, 8/01/2028
(a)
96,000 89,965
4.63%, 8/01/2029
(a)
9,000 7,586
5.13%, 3/01/2030
(a)(b)
97,000 82,594
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
200,000 180,700
4.88%, 7/15/2032
(a)
13,000 11,583
Adtalem Global Education, Inc. , 5.50% ,
3/01/2028
(a)
46,000 43,759
AHP Health Partners, Inc. , 5.75% ,
7/15/2029
(a)
15,000 13,732
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
236,000 224,012
7.50%, 3/15/2026
(a)
99,000 100,501
4.63%, 1/15/2027
(a)
450,000 429,920
5.88%, 2/15/2028
(a)
190,000 186,086
6.50%, 2/15/2028
(a)
138,000 137,856
3.50%, 3/15/2029
(a)
292,000 257,373
4.88%, 2/15/2030
(a)
181,000 168,741
Albion Financing 1 Sarl / Aggreko Holdings,
Inc. , 6.13% , 10/15/2026
(a)
170,000 166,554
Albion Financing 2 Sarl , 8.75% , 4/15/2027
(a)
115,000 115,913
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
457,000 456,098
9.75%, 7/15/2027
(a)
250,000 249,066
6.00%, 6/01/2029
(a)
285,000 242,534
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
235,000 211,117
4.63%, 6/01/2028
(a)
124,000 111,333
Alta Equipment Group, Inc. , 5.63% ,
4/15/2026
(a)
9,000 8,701
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
40,000 37,585
4.00%, 4/15/2029
(a)
35,000 30,978
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
26,000 22,910
4.75%, 10/15/2029
(a)
85,000 77,316
Aptim Corp. , 7.75% , 6/15/2025
(a)
17,000 16,824
APX Group, Inc.
6.75%, 2/15/2027
(a)
9,000 8,948
5.75%, 7/15/2029
(a)
305,000 283,290
Arrow Bidco LLC , 10.75% , 6/15/2025
(a)
300,000 309,002
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
348,000 323,393
3.88%, 11/01/2029
(a)
5,000 4,423
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
96,000 91,234
5.75%, 7/15/2027
(a)
130,000 122,844
4.75%, 4/01/2028
(a)
14,000 12,386
5.38%, 3/01/2029
(a)
8,000 7,142
8.00%, 2/15/2031
(a)(b)
3,000 2,872
B&G Foods, Inc.
5.25%, 4/01/2025 30,000 29,638
8.00%, 9/15/2028
(a)
82,000 84,912
Bausch + Lomb Corp. , 8.38% , 10/01/2028
(a)
455,000 469,623
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
200,000 185,067
8.50%, 1/31/2027
(a)
120,000 78,272
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
295,000 275,564
9.00%, 12/15/2025
(a)
181,000 171,008
6.13%, 2/01/2027
(a)
10,000 7,334
5.75%, 8/15/2027
(a)
70,000 48,171
7.00%, 1/15/2028
(a)
100,000 49,612
5.00%, 1/30/2028
(a)
90,000 40,947
4.88%, 6/01/2028
(a)
350,000 226,025
11.00%, 9/30/2028
(a)
368,000 287,694
5.00%, 2/15/2029
(a)
97,000 41,496
6.25%, 2/15/2029
(a)
217,000 94,653
5.25%, 1/30/2030
(a)
218,000 93,297
14.00%, 10/15/2030
(a)
1,000 645
5.25%, 2/15/2031
(a)
190,000 79,085
BellRing Brands, Inc. , 7.00% , 3/15/2030
(a)
214,000 216,949
Block, Inc.
2.75%, 6/01/2026 202,000 189,746
3.50%, 6/01/2031 44,000 37,209
Boost Newco Borrower LLC , 7.50% ,
1/15/2031
(a)
520,000 536,321
Brink's Co. (The)
5.50%, 7/15/2025
(a)
217,000 215,755
4.63%, 10/15/2027
(a)
85,000 79,733
C&S Group Enterprises LLC , 5.00% ,
12/15/2028
(a)
95,000 72,675
Carriage Services, Inc. , 4.25% , 5/15/2029
(a)
13,000 11,449
Catalent Pharma Solutions, Inc. , 5.00% ,
7/15/2027
(a)
111,000 108,626
Central Garden & Pet Co.
5.13%, 2/01/2028 115,000 110,279
4.13%, 10/15/2030 3,000 2,622
4.13%, 4/30/2031
(a)
11,000 9,536
Champions Financing, Inc. , 8.75% ,
2/15/2029
(a)
30,000 30,691
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
34,000 31,705
3.75%, 3/15/2029
(a)
201,000 180,910
4.00%, 3/15/2031
(a)
174,000 151,953
Cheplapharm Arzneimittel GmbH , 5.50% ,
1/15/2028
(a)
105,000 98,714
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028
(a)
155,000 143,613
7.63%, 7/01/2029
(a)
145,000 146,803
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
339,000 337,503

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
CHS/Community Health Systems, Inc.
(continued)
5.63%, 3/15/2027
(a)
526,000 481,808
8.00%, 12/15/2027
(a)
95,000 92,867
6.88%, 4/01/2028
(a)
140,000 96,437
6.00%, 1/15/2029
(a)
155,000 135,321
6.88%, 4/15/2029
(a)
115,000 85,213
6.13%, 4/01/2030
(a)
383,000 270,887
5.25%, 5/15/2030
(a)
250,000 204,762
4.75%, 2/15/2031
(a)
279,000 218,040
10.88%, 1/15/2032
(a)(b)
79,000 80,974
Cimpress PLC , 7.00% , 6/15/2026 15,000 14,922
CoreCivic, Inc. , 4.75% , 10/15/2027 475,000 442,829
CoreLogic, Inc. , 4.50% , 5/01/2028
(a)(b)
130,000 112,409
Coty, Inc.
5.00%, 4/15/2026
(a)
144,000 141,209
6.50%, 4/15/2026
(a)
145,000 145,051
Coty, Inc. / HFC Prestige Products, Inc. / HFC
Prestige International US LLC
4.75%, 1/15/2029
(a)
189,000 176,276
6.63%, 7/15/2030
(a)
155,000 155,194
CPI CG, Inc. , 8.63% , 3/15/2026
(a)
230,000 228,647
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
58,000 56,231
6.00%, 6/15/2030
(a)
175,000 170,224
DaVita, Inc.
4.63%, 6/01/2030
(a)
627,000 549,880
3.75%, 2/15/2031
(a)
262,000 215,748
Deluxe Corp. , 8.00% , 6/01/2029
(a)
5,000 4,514
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
252,000 243,388
4.13%, 4/01/2029
(a)
5,000 4,532
Elanco Animal Health, Inc. , 6.65% , 8/28/2028 15,000 14,988
Embecta Corp.
5.00%, 2/15/2030
(a)(b)
41,000 31,610
6.75%, 2/15/2030
(a)
197,000 169,121
Emergent Biosolutions, Inc. , 3.88% ,
8/15/2028
(a)
85,000 42,802
Encompass Health Corp.
5.75%, 9/15/2025 10,000 9,930
4.50%, 2/01/2028 374,000 350,720
4.75%, 2/01/2030 351,000 321,989
4.63%, 4/01/2031 380,000 341,036
Endo Finance Holdings, Inc. , 8.50% ,
4/15/2031
(a)
50,000 50,869
Fiesta Purchaser, Inc. , 7.88% , 3/01/2031
(a)
70,000 71,239
Fortrea Holdings, Inc. , 7.50% , 7/01/2030
(a)(b)
69,000 69,875
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,271
9.50%, 11/01/2027
(a)
33,000 32,844
7.75%, 2/15/2028
(a)
87,000 87,960
6.00%, 6/01/2029
(a)
205,000 180,909
Geo Group, Inc. (The)
8.63%, 4/15/2029
(a)
66,000 66,782
10.25%, 4/15/2031
(a)
221,000 228,021
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
Graham Holdings Co. , 5.75% , 6/01/2026
(a)
193,000 190,978
Grand Canyon University , 5.13% ,
10/01/2028
(b)
46,000 41,240
Grifols SA , 4.75% , 10/15/2028
(a)
243,000 195,386
HealthEquity, Inc. , 4.50% , 10/01/2029
(a)
83,000 75,736
Heartland Dental LLC / Heartland Dental
Finance Corp.
8.50%, 5/01/2026
(a)
12,000 11,949
10.50%, 4/30/2028
(a)(b)
230,000 243,354
Herbalife Nutrition Ltd. / HLF Financing, Inc. ,
7.88% , 9/01/2025
(a)
170,000 163,137
Herc Holdings, Inc. , 5.50% , 7/15/2027
(a)
544,000 528,397
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
81,000 62,777
5.00%, 12/01/2029
(a)(b)
84,000 57,967
H-Food Holdings LLC / Hearthside Finance
Co., Inc. , 8.50% , 6/01/2026
(a)
31,000 2,218
HLF Financing Sarl LLC / Herbalife
International, Inc.
12.25%, 4/15/2029
(a)
390,000 372,930
4.88%, 6/01/2029
(a)
110,000 64,714
Hologic, Inc.
4.63%, 2/01/2028
(a)
192,000 182,233
3.25%, 2/15/2029
(a)
240,000 211,332
Ingles Markets, Inc. , 4.00% , 6/15/2031
(a)
115,000 99,683
IQVIA, Inc.
5.00%, 10/15/2026
(a)
132,000 129,127
5.00%, 5/15/2027
(a)
230,000 222,039
6.50%, 5/15/2030
(a)
215,000 216,309
Jazz Securities DAC , 4.38% , 1/15/2029
(a)
530,000 484,950
Kedrion SpA , 6.50% , 9/01/2029
(a)(b)
5,000 4,492
KeHE Distributors LLC / KeHE Finance Corp.
/ NextWave Distribution, Inc. , 9.00% ,
2/15/2029
(a)
242,000 244,656
Korn Ferry , 4.63% , 12/15/2027
(a)
10,000 9,490
Kronos Acquisition Holdings, Inc. / KIK
Custom Products, Inc.
5.00%, 12/31/2026
(a)
29,000 27,983
7.00%, 12/31/2027
(a)
55,000 53,115
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
160,000 152,794
4.13%, 1/31/2030
(a)
189,000 168,442
Land O'Lakes Capital Trust I , 7.45% ,
3/15/2028
(a)
5,000 4,899
Legacy LifePoint Health LLC , 4.38% ,
2/15/2027
(a)
266,000 249,416
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
56,000 44,771
9.88%, 8/15/2030
(a)
25,000 26,048
11.00%, 10/15/2030
(a)
301,000 320,645
Mallinckrodt International Finance
SA / Mallinckrodt CB LLC , 14.75% ,
11/14/2028
(a)
170,000 185,226
Matthews International Corp. , 5.25% ,
12/01/2025
(a)
10,000 9,796
Mavis Tire Express Services Topco Corp. ,
6.50% , 5/15/2029
(a)
50,000 46,342
Medline Borrower LP
3.88%, 4/01/2029
(a)
996,000 891,669
5.25%, 10/01/2029
(a)
460,000 428,336

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
Medline Borrower LP/Medline Co.-Issuer, Inc. ,
6.25% , 4/01/2029
(a)
220,000 218,566
Mobius Merger Sub, Inc. , 9.00% , 6/01/2030
(a)
70,000 69,532
ModivCare Escrow Issuer, Inc. , 5.00% ,
10/01/2029
(a)(b)
96,000 66,879
ModivCare, Inc. , 5.88% , 11/15/2025
(a)(b)
346,000 337,629
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
263,000 243,981
3.88%, 11/15/2030
(a)
165,000 143,339
3.88%, 5/15/2032
(a)
195,000 163,162
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
242,000 197,350
5.75%, 11/01/2028
(a)
300,000 220,642
Neogen Food Safety Corp. , 8.63% ,
7/20/2030
(a)
70,000 73,776
Neptune Bidco US, Inc. , 9.29% , 4/15/2029
(a)
140,000 132,153
NESCO Holdings II, Inc. , 5.50% , 4/15/2029
(a)
155,000 144,610
Option Care Health, Inc. , 4.38% , 10/31/2029
(a)
3,000 2,692
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
576,000 524,790
5.13%, 4/30/2031
(a)
605,000 523,273
Oriflame Investment Holding PLC , 5.13% ,
5/04/2026
(a)
125,000 32,779
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
14,000 12,534
6.63%, 4/01/2030
(a)
7,000 6,798
P&L Development LLC / PLD Finance Corp. ,
7.75% , 11/15/2025
(a)
100,000 84,693
Paysafe Finance PLC / Paysafe Holdings US
Corp. , 4.00% , 6/15/2029
(a)
503,000 441,743
PECF USS Intermediate Holding III Corp. ,
8.00% , 11/15/2029
(a)
116,000 50,782
Performance Food Group, Inc.
6.88%, 5/01/2025
(a)
10,000 10,000
5.50%, 10/15/2027
(a)
250,000 242,045
4.25%, 8/01/2029
(a)
285,000 255,420
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026 45,000 43,524
4.65%, 6/15/2030 73,000 66,876
4.90%, 12/15/2044 20,000 15,700
Port of Newcastle Investments Financing Pty
Ltd. , 5.90% , 11/24/2031
(a)
11,000 10,033
Post Holdings, Inc.
5.63%, 1/15/2028
(a)
622,000 603,692
5.50%, 12/15/2029
(a)
343,000 325,210
4.63%, 4/15/2030
(a)
247,000 222,924
4.50%, 9/15/2031
(a)
140,000 123,310
6.25%, 2/15/2032
(a)
70,000 69,142
Prestige Brands, Inc. , 5.13% , 1/15/2028
(a)
185,000 177,659
Prime Healthcare Services, Inc. , 7.25% ,
11/01/2025
(a)
191,000 190,430
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.75%, 4/15/2026
(a)
405,000 400,210
3.38%, 8/31/2027
(a)
310,000 282,351
6.25%, 1/15/2028
(a)(b)
161,000 157,368
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
Primo Water Holdings, Inc. , 4.38% ,
4/30/2029
(a)
7,000 6,383
Radiology Partners, Inc. , 9.78% , 2/15/2030
(a)
(c)
130,000 102,008
RegionalCare Hospital Partners Holdings,
Inc. / LifePoint Health, Inc. , 9.75% ,
12/01/2026
(a)
274,000 272,717
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)
200,000 176,750
11.25%, 12/15/2027
(a)
138,000 128,882
Select Medical Corp. , 6.25% , 8/15/2026
(a)
196,000 196,031
Service Corp. International
7.50%, 4/01/2027 2,000 2,057
4.63%, 12/15/2027 11,000 10,449
5.13%, 6/01/2029 2,000 1,916
3.38%, 8/15/2030 10,000 8,490
4.00%, 5/15/2031 380,000 328,350
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc. , 4.63% , 11/01/2026
(a)
60,000 57,765
Sigma Holdco BV , 7.88% , 5/15/2026
(a)
179,000 169,440
Signal Parent, Inc. , 6.13% , 4/01/2029
(a)
200,000 153,447
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed Ingredients, Inc. , 4.63% ,
3/01/2029
(a)
120,000 103,685
Sotheby's , 7.38% , 10/15/2027
(a)
292,000 272,393
Sotheby's / Bidfair Holdings, Inc. , 5.88% ,
6/01/2029
(a)
11,000 9,147
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
302,000 294,428
5.50%, 7/15/2030
(a)
50,000 48,489
3.88%, 3/15/2031
(a)(b)
145,000 135,949
Star Parent, Inc. , 9.00% , 10/01/2030
(a)
187,000 195,852
StoneMor, Inc. , 8.50% , 5/15/2029
(a)
85,000 67,809
Surgery Center Holdings, Inc. , 7.25% ,
4/15/2032
(a)
60,000 59,912
Teleflex, Inc.
4.63%, 11/15/2027 10,000 9,500
4.25%, 6/01/2028
(a)
210,000 194,403
Tenet Healthcare Corp.
5.13%, 11/01/2027 311,000 300,955
4.63%, 6/15/2028 105,000 98,854
6.13%, 10/01/2028
(b)
416,000 411,170
4.25%, 6/01/2029 216,000 197,799
4.38%, 1/15/2030 300,000 272,652
6.13%, 6/15/2030 425,000 418,710
6.75%, 5/15/2031
(a)
305,000 305,910
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 85,000 79,817
4.98%, 11/15/2045 30,000 20,408
Tower Health , Series 2020 , 4.45% , 2/01/2050 40,000 19,668
TreeHouse Foods, Inc. , 4.00% , 9/01/2028 5,000 4,411
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
5,000 4,383
7.13%, 8/15/2031
(a)
4,000 4,021

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.4% (continued)
Triton Water Holdings, Inc. , 6.25% ,
4/01/2029
(a)
160,000 143,508
Turning Point Brands, Inc. , 5.63% ,
2/15/2026
(a)
165,000 161,268
United Natural Foods, Inc. , 6.75% ,
10/15/2028
(a)
13,000 9,980
United Rentals North America, Inc.
5.50%, 5/15/2027 88,000 86,780
3.88%, 11/15/2027 197,000 183,921
4.88%, 1/15/2028 164,000 157,180
5.25%, 1/15/2030 3,000 2,879
4.00%, 7/15/2030 163,000 145,061
3.88%, 2/15/2031
(b)
24,000 21,048
3.75%, 1/15/2032 568,000 485,241
6.13%, 3/15/2034
(a)
292,000 285,142
Upbound Group, Inc. , 6.38% , 2/15/2029
(a)
98,000 94,081
US Acute Care Solutions LLC , 6.38% ,
3/01/2026
(a)
123,000 124,288
US Foods, Inc.
6.88%, 9/15/2028
(a)
442,000 446,537
4.75%, 2/15/2029
(a)
190,000 177,352
4.63%, 6/01/2030
(a)
90,000 81,951
7.25%, 1/15/2032
(a)
65,000 66,502
Valvoline, Inc. , 3.63% , 6/15/2031
(a)
280,000 236,128
Varex Imaging Corp. , 7.88% , 10/15/2027
(a)
70,000 71,110
Vector Group Ltd. , 5.75% , 2/01/2029
(a)
1,000 909
VT Topco, Inc. , 8.50% , 8/15/2030
(a)
50,000 51,761
Wand NewCo 3, Inc. , 7.63% , 1/30/2032
(a)
165,000 168,095
WASH Multifamily Acquisition, Inc. , 5.75% ,
4/15/2026
(a)
8,000 7,760
Williams Scotsman, Inc.
6.13%, 6/15/2025
(a)
13,000 12,955
4.63%, 8/15/2028
(a)
80,000 73,911
7.38%, 10/01/2031
(a)
86,000 87,838
WW International, Inc. , 4.50% , 4/15/2029
(a)
79,000 32,957
ZipRecruiter, Inc. , 5.00% , 1/15/2030
(a)(b)
280,000 246,504
38,676,164
Diversified – 0.3%
Benteler International AG , 10.50% ,
5/15/2028
(a)
254,000 270,423
Stena International SA
7.25%, 1/15/2031
(a)
435,000 436,297
7.63%, 2/15/2031
(a)
90,000 91,065
797,785
Energy – 12.0%
Aethon United BR LP / Aethon United Finance
Corp. , 8.25% , 2/15/2026
(a)
315,000 317,287
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp. , 7.50% ,
5/01/2025
(a)
21,000 20,966
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.75%, 3/01/2027
(a)
120,000 117,913
5.75%, 1/15/2028
(a)
213,000 208,595
5.38%, 6/15/2029
(a)
169,000 161,323
6.63%, 2/01/2032
(a)
100,000 99,597
Antero Resources Corp.
7.63%, 2/01/2029
(a)
96,000 98,557
5.38%, 3/01/2030
(a)
167,000 158,772
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.0% (continued)
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
86,000 85,837
6.25%, 4/01/2028
(a)
149,000 146,094
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
29,000 29,025
8.25%, 12/31/2028
(a)
108,000 110,100
5.88%, 6/30/2029
(a)
223,000 212,383
Athabasca Oil Corp. , 9.75% , 11/01/2026
(a)
71,000 74,447
Baytex Energy Corp.
8.50%, 4/30/2030
(a)
363,000 378,215
7.38%, 3/15/2032
(a)
60,000 60,694
Berry Petroleum Co. LLC , 7.00% , 2/15/2026
(a)
220,000 218,023
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.63%, 12/15/2025
(a)
106,000 106,450
6.63%, 7/15/2026
(a)
20,000 19,948
Bristow Group, Inc. , 6.88% , 3/01/2028
(a)
116,000 112,540
Buckeye Partners LP
3.95%, 12/01/2026 127,000 119,566
4.13%, 12/01/2027 178,000 165,658
5.85%, 11/15/2043 10,000 8,353
5.60%, 10/15/2044 65,000 50,129
California Resources Corp. , 7.13% ,
2/01/2026
(a)
527,000 530,528
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
11.00%, 4/15/2025
(a)
9,000 8,987
8.13%, 1/15/2027
(a)
70,400 67,272
9.75%, 7/15/2028
(a)
138,000 132,800
CGG SA , 8.75% , 4/01/2027
(a)(b)
107,000 99,390
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
378,000 374,074
5.88%, 2/01/2029
(a)
150,000 147,108
6.75%, 4/15/2029
(a)
285,000 284,866
Chord Energy Corp. , 6.38% , 6/01/2026
(a)
95,000 95,000
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
60,000 58,083
8.38%, 7/01/2028
(a)
512,000 534,250
8.63%, 11/01/2030
(a)
344,000 367,094
8.75%, 7/01/2031
(a)
283,000 300,692
CNX Resources Corp.
6.00%, 1/15/2029
(a)
9,000 8,739
7.38%, 1/15/2031
(a)(b)
172,000 174,291
7.25%, 3/01/2032
(a)
164,000 164,632
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
210,000 197,757
6.75%, 3/01/2029
(a)
500,000 476,766
5.88%, 1/15/2030
(a)
101,000 92,114
Conuma Resources Ltd. , 13.13% , 5/01/2028
(a)
55,000 55,485
Coronado Finance Pty Ltd. , 10.75% ,
5/15/2026
(a)
55,000 57,256
CQP Holdco LP / BIP-V Chinook Holdco LLC ,
5.50% , 6/15/2031
(a)
193,000 177,536
Crescent Energy Finance LLC
9.25%, 2/15/2028
(a)
121,000 127,869
7.63%, 4/01/2032
(a)
121,000 121,494

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.0% (continued)
CVR Energy, Inc.
5.75%, 2/15/2028
(a)
334,000 310,582
8.50%, 1/15/2029
(a)
184,000 184,415
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
7.13%, 6/01/2028
(a)
93,000 90,890
8.63%, 3/15/2029
(a)
180,000 181,322
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
105,000 95,117
4.38%, 6/15/2031
(a)
319,000 283,588
Encino Acquisition Partners Holdings LLC
8.50%, 5/01/2028
(a)
228,000 230,653
8.75%, 5/01/2031
(a)
56,000 57,092
Endeavor Energy Resources LP / EER Finance,
Inc. , 5.75% , 1/30/2028
(a)
10,000 10,192
Enerflex Ltd. , 9.00% , 10/15/2027
(a)
225,000 230,442
EnQuest PLC , 11.63% , 11/01/2027
(a)(b)
65,000 66,111
EQM Midstream Partners LP
6.00%, 7/01/2025
(a)
460,000 459,454
4.13%, 12/01/2026 100,000 95,686
6.50%, 7/01/2027
(a)
153,000 153,466
5.50%, 7/15/2028 12,000 11,690
6.38%, 4/01/2029
(a)
92,000 91,302
7.50%, 6/01/2030
(a)
311,000 326,157
4.75%, 1/15/2031
(a)
6,000 5,486
6.50%, 7/15/2048 150,000 148,218
FORESEA Holding SA , 7.50% , 6/15/2030
(a)
55,000 51,062
FTAI Infra Escrow Holdings LLC , 10.50% ,
6/01/2027
(a)
94,000 98,331
Genesis Energy LP / Genesis Energy Finance
Corp.
6.25%, 5/15/2026 181,000 179,568
8.00%, 1/15/2027 51,000 51,577
7.75%, 2/01/2028 220,000 219,909
8.88%, 4/15/2030 82,000 84,837
Global Marine, Inc. , 7.00% , 6/01/2028 25,000 23,119
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 68,000 67,506
6.88%, 1/15/2029 55,000 53,816
8.25%, 1/15/2032
(a)
98,000 100,509
Greenfire Resources Ltd. , 12.00% ,
10/01/2028
(a)
155,000 164,360
Gulfport Energy Corp. , 8.00% , 5/17/2026 5,000 5,071
Harbour Energy PLC , 5.50% , 10/15/2026
(a)
220,000 215,692
Harvest Midstream I LP
7.50%, 9/01/2028
(a)
164,000 164,410
7.50%, 5/15/2032
(a)
386,000 388,412
Helix Energy Solutions Group, Inc. , 9.75% ,
3/01/2029
(a)
260,000 276,431
Hess Midstream Operations LP
5.13%, 6/15/2028
(a)
211,000 201,918
4.25%, 2/15/2030
(a)
369,000 333,622
5.50%, 10/15/2030
(a)
27,000 25,834
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
22,000 21,671
5.75%, 2/01/2029
(a)
15,000 14,450
6.00%, 4/15/2030
(a)
200,000 191,765
6.00%, 2/01/2031
(a)
96,000 91,950
6.25%, 4/15/2032
(a)
92,000 89,091
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.0% (continued)
Hilcorp Energy I LP / Hilcorp Finance Co.
(continued)
8.38%, 11/01/2033
(a)
45,000 48,289
Howard Midstream Energy Partners LLC
6.75%, 1/15/2027
(a)
2,000 1,976
8.88%, 7/15/2028
(a)
55,000 57,564
Ithaca Energy North Sea PLC , 9.00% ,
7/15/2026
(a)
20,000 20,207
ITT Holdings LLC , 6.50% , 8/01/2029
(a)
299,000 270,364
KCA Deutag UK Finance PLC , 9.88% ,
12/01/2025
(a)(b)
201,000 202,622
Kinetik Holdings LP
6.63%, 12/15/2028
(a)
75,000 75,447
5.88%, 6/15/2030
(a)
256,000 247,602
KLX Energy Services Holdings, Inc. , 11.50% ,
11/01/2025
(a)
15,000 15,090
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp. , 6.00% ,
8/01/2026
(a)
92,000 90,712
Martin Midstream Partners LP / Martin
Midstream Finance Corp. , 11.50% ,
2/15/2028
(a)
85,000 90,124
Matador Resources Co. , 6.88% , 4/15/2028
(a)
110,000 110,878
MEG Energy Corp. , 5.88% , 2/01/2029
(a)
257,000 248,557
Moss Creek Resources Holdings, Inc. , 10.50% ,
5/15/2027
(a)
250,000 255,656
Murphy Oil Corp.
5.88%, 12/01/2027 106,000 104,884
6.38%, 7/15/2028 105,000 104,944
5.88%, 12/01/2042 45,000 39,606
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
199,000 197,072
7.50%, 1/15/2028
(a)(b)
8,000 7,583
Nabors Industries, Inc.
7.38%, 5/15/2027
(a)
9,000 8,919
9.13%, 1/31/2030
(a)
167,000 172,761
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
660,000 652,361
6.50%, 9/30/2026
(a)(b)
738,000 706,411
8.75%, 3/15/2029
(a)(b)
26,000 25,351
NGL Energy Operating LLC / NGL Energy
Finance Corp. , 8.38% , 2/15/2032
(a)
216,000 219,427
Nine Energy Service, Inc. , 13.00% , 2/01/2028 105,000 82,698
Noble Finance II LLC , 8.00% , 4/15/2030
(a)
105,000 108,370
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(a)
264,000 267,074
8.75%, 6/15/2031
(a)
180,000 189,620
Northriver Midstream Finance LP , 5.63% ,
2/15/2026
(a)
135,000 132,197
NuStar Logistics LP
5.75%, 10/01/2025 125,000 124,409
6.00%, 6/01/2026 195,000 193,787
5.63%, 4/28/2027 100,000 97,901
6.38%, 10/01/2030 150,000 148,541
Oceaneering International, Inc.
6.00%, 2/01/2028 222,000 213,502
6.00%, 2/01/2028 54,000 53,154
Parkland Corp.
5.88%, 7/15/2027
(a)
151,000 147,552

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.0% (continued)
Parkland Corp. (continued)
4.50%, 10/01/2029
(a)
107,000 97,145
4.63%, 5/01/2030
(a)
214,000 193,535
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 547,000 533,576
7.88%, 9/15/2030
(a)
53,000 54,561
Permian Resources Operating LLC
7.75%, 2/15/2026
(a)
12,000 12,109
8.00%, 4/15/2027
(a)
209,000 214,785
5.88%, 7/01/2029
(a)
115,000 111,996
9.88%, 7/15/2031
(a)
15,000 16,586
7.00%, 1/15/2032
(a)
111,000 113,305
Petrofac Ltd. , 9.75% , 11/15/2026
(a)(d)
110,000 21,294
Prairie Acquiror LP , 9.00% , 8/01/2029
(a)
129,000 131,845
Precision Drilling Corp. , 6.88% , 1/15/2029
(a)
8,000 7,927
Range Resources Corp.
4.88%, 5/15/2025 25,000 24,775
8.25%, 1/15/2029 146,000 152,311
4.75%, 2/15/2030
(a)
42,000 38,717
Rockcliff Energy II LLC , 5.50% , 10/15/2029
(a)
303,000 279,614
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
147,000 142,583
4.80%, 5/15/2030
(a)
86,000 77,687
7.50%, 7/15/2038
(a)
15,000 15,367
6.88%, 4/15/2040
(a)
125,000 119,297
Seadrill Finance Ltd. , 8.38% , 8/01/2030
(a)
65,000 67,700
Sitio Royalties Operating Partnership LP /
Sitio Finance Corp. , 7.88% , 11/01/2028
(a)
95,000 97,869
SM Energy Co.
5.63%, 6/01/2025 30,000 29,836
6.75%, 9/15/2026 189,000 188,496
6.63%, 1/15/2027 90,000 89,881
6.50%, 7/15/2028 10,000 9,926
Solaris Midstream Holdings LLC , 7.63% ,
4/01/2026
(a)
25,000 25,116
Southwestern Energy Co.
5.38%, 3/15/2030 158,000 150,007
4.75%, 2/01/2032 470,000 423,237
Strathcona Resources Ltd. , 6.88% ,
8/01/2026
(a)(b)
105,000 103,988
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp. , 9.50% ,
10/15/2026
(a)(f)
273,000 278,622
SunCoke Energy, Inc. , 4.88% , 6/30/2029
(a)
85,000 75,062
Sunnova Energy Corp.
5.88%, 9/01/2026
(a)
130,000 80,464
11.75%, 10/01/2028
(a)(b)
25,000 15,245
Sunoco LP
7.00%, 5/01/2029
(a)
161,000 163,576
7.25%, 5/01/2032
(a)
114,000 115,818
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 141,000 139,442
5.88%, 3/15/2028 150,000 146,958
7.00%, 9/15/2028
(a)
140,000 141,731
4.50%, 5/15/2029 168,000 153,461
4.50%, 4/30/2030 318,000 286,535
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.
6.00%, 3/01/2027
(a)
55,000 53,623
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.0% (continued)
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp. (continued)
5.50%, 1/15/2028
(a)
20,000 18,991
7.38%, 2/15/2029
(a)
60,000 60,124
6.00%, 12/31/2030
(a)
188,000 176,898
6.00%, 9/01/2031
(a)
333,000 310,030
Talos Production, Inc. , 9.00% , 2/01/2029
(a)
170,000 179,375
TechnipFMC PLC , 6.50% , 2/01/2026
(a)
115,000 114,099
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
649,000 607,318
4.75%, 1/15/2030
(a)
163,000 145,463
Topaz Solar Farms LLC , 5.75% , 9/30/2039
(a)
58,473 57,348
TransMontaigne Partners LP / TLP Finance
Corp. , 6.13% , 2/15/2026 11,000 10,530
Transocean Aquila Ltd. , 8.00% , 9/30/2028
(a)
168,000 170,872
Transocean Poseidon Ltd. , 6.88% ,
2/01/2027
(a)
25,650 25,571
Transocean Titan Financing Ltd. , 8.38% ,
2/01/2028
(a)
120,000 123,188
Transocean, Inc.
8.00%, 2/01/2027
(a)
178,000 178,663
8.25%, 5/15/2029
(a)
170,000 169,210
8.75%, 2/15/2030
(a)
38,925 40,605
7.50%, 4/15/2031 10,000 9,045
8.50%, 5/15/2031
(a)
170,000 169,345
6.80%, 3/15/2038 130,000 105,300
9.35%, 12/15/2041 76,000 70,604
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 9/01/2027 164,000 163,623
7.13%, 3/15/2029
(a)
220,000 218,455
Valaris Ltd. , 8.38% , 4/30/2030
(a)
365,000 375,036
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030
(a)
5,000 4,950
4.13%, 8/15/2031
(a)
364,000 318,691
3.88%, 11/01/2033
(a)
470,000 385,379
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
898,000 918,636
9.50%, 2/01/2029
(a)
585,000 628,969
8.38%, 6/01/2031
(a)
517,000 530,738
9.88%, 2/01/2032
(a)
375,000 399,962
Vermilion Energy, Inc. , 6.88% , 5/01/2030
(a)
85,000 82,687
Viper Energy, Inc.
5.38%, 11/01/2027
(a)
25,000 24,390
7.38%, 11/01/2031
(a)
75,000 77,303
Vital Energy, Inc.
7.75%, 7/31/2029
(a)
60,000 60,371
7.88%, 4/15/2032
(a)
121,000 122,823
W&T Offshore, Inc. , 11.75% , 2/01/2026
(a)
80,000 81,604
Warrior Met Coal, Inc. , 7.88% , 12/01/2028
(a)
66,000 66,965
Weatherford International Ltd. , 8.63% ,
4/30/2030
(a)
351,000 364,284
Welltec International ApS , 8.25% ,
10/15/2026
(a)
10,000 10,205
32,387,799
Financial – 12.1%
Acrisure LLC / Acrisure Finance, Inc.
10.13%, 8/01/2026
(a)
156,000 161,203
8.25%, 2/01/2029
(a)
207,000 205,552

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
Acrisure LLC / Acrisure Finance, Inc.
(continued)
4.25%, 2/15/2029
(a)
5,000 4,485
6.00%, 8/01/2029
(a)
108,000 97,892
AG Issuer LLC , 6.25% , 3/01/2028
(a)
367,000 355,237
AG TTMT Escrow Issuer LLC , 8.63% ,
9/30/2027
(a)
223,000 229,692
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
126,000 117,555
6.75%, 10/15/2027
(a)
231,000 226,751
6.75%, 4/15/2028
(a)
271,000 270,803
5.88%, 11/01/2029
(a)
176,000 162,061
7.00%, 1/15/2031
(a)
105,000 105,388
Ally Financial, Inc.
5.75%, 11/20/2025 212,000 210,273
6.70%, 2/14/2033 101,000 98,972
AmWINS Group, Inc. , 4.88% , 6/30/2029
(a)
118,000 107,260
Anywhere Real Estate Group LLC / Anywhere
Co.-Issuer Corp. , 7.00% , 4/15/2030
(a)
5,000 4,385
Apollo Commercial Real Estate Finance, Inc. ,
4.63% , 6/15/2029
(a)
64,000 52,923
Ardonagh Finco Ltd. , 7.75% , 2/15/2031
(a)
120,000 117,900
Ardonagh Group Finance Ltd. , 8.88% ,
2/15/2032
(a)
500,000 486,981
Aretec Group, Inc.
7.50%, 4/01/2029
(a)
165,000 155,583
10.00%, 8/15/2030
(a)
155,000 168,397
Armor Holdco, Inc. , 8.50% , 11/15/2029
(a)
5,000 4,651
Assurant, Inc. , 7.00% , 3/27/2048 15,000 14,977
AssuredPartners, Inc.
5.63%, 1/15/2029
(a)
53,000 48,330
7.50%, 2/15/2032
(a)
30,000 29,227
Banc of California , 3.25% , 5/01/2031 35,000 32,060
Blackstone Mortgage Trust, Inc. , 3.75% ,
1/15/2027
(a)
136,000 121,910
Brandywine Operating Partnership LP
3.95%, 11/15/2027
(b)
450,000 402,800
4.55%, 10/01/2029
(b)
5,000 4,293
Bread Financial Holdings, Inc. , 9.75% ,
3/15/2029
(a)
369,000 383,815
Brightsphere Investment Group, Inc. , 4.80% ,
7/27/2026 19,000 18,275
Broadstreet Partners, Inc. , 5.88% ,
4/15/2029
(a)
126,000 114,869
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
200,000 193,561
4.50%, 4/01/2027
(a)
271,000 242,480
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
135,000 129,966
6.88%, 4/15/2030
(a)
110,000 106,595
9.25%, 7/01/2031
(a)
290,000 302,429
Castlelake Aviation Finance DAC , 5.00% ,
4/15/2027
(a)
22,000 21,167
Cobra Acquisitionco LLC , 6.38% ,
11/01/2029
(a)
15,000 12,424
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
210,000 176,202
3.63%, 10/01/2031
(a)
90,000 70,384
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
171,000 159,836
5.00%, 1/15/2032
(a)(b)
11,000 9,735
Constellation Insurance, Inc. , 6.80% ,
1/24/2030
(a)
31,000 29,825
Credit Acceptance Corp. , 9.25% ,
12/15/2028
(a)
146,000 154,779
CTR Partnership LP / CareTrust Capital Corp. ,
3.88% , 6/30/2028
(a)
140,000 126,669
Curo Group Holdings Corp.
7.50%, 8/01/2028
(a)(d)
35,000 1,476
7.50%, 8/01/2028
(a)(d)
7,000 1,674
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
160,000 157,758
8.88%, 9/01/2031
(a)(b)
208,000 216,159
Diversified Healthcare Trust
9.75%, 6/15/2025 196,000 196,318
1/15/2026
(a)(g)
30,000 25,806
4.75%, 2/15/2028 157,000 123,496
4.38%, 3/01/2031 45,000 32,584
Dresdner Funding Trust I , 8.15% ,
6/30/2031
(a)
110,000 117,753
Enova International, Inc.
8.50%, 9/15/2025
(a)
53,000 52,881
11.25%, 12/15/2028
(a)
154,000 163,629
Finance of America Funding LLC , 7.88% ,
11/15/2025
(a)
140,000 110,600
Freedom Mortgage Corp.
7.63%, 5/01/2026
(a)
485,000 482,991
6.63%, 1/15/2027
(a)
65,000 62,558
12.00%, 10/01/2028
(a)
309,000 331,614
12.25%, 10/01/2030
(a)
65,000 70,559
Genworth Holdings, Inc. , 6.50% , 6/15/2034 115,000 107,063
GGAM Finance Ltd.
7.75%, 5/15/2026
(a)
140,000 142,432
8.00%, 2/15/2027
(a)
40,000 41,078
8.00%, 6/15/2028
(a)
125,000 128,726
Global Atlantic Finance Co. , 4.70% ,
10/15/2051
(a)
274,000 242,123
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP , 3.75% ,
12/15/2027
(a)
19,000 16,168
goeasy Ltd.
4.38%, 5/01/2026
(a)
35,000 33,622
9.25%, 12/01/2028
(a)
3,000 3,172
7.63%, 7/01/2029
(a)
405,000 405,297
Greystar Real Estate Partners LLC , 7.75% ,
9/01/2030
(a)
55,000 56,883
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
163,000 162,102
3.38%, 6/15/2026
(a)
69,000 64,356
8.00%, 6/15/2027
(a)(b)
70,000 71,819
3.75%, 9/15/2030
(a)(b)
209,000 173,086
Hightower Holding LLC , 6.75% , 4/15/2029
(a)
66,000 61,959
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
172,000 162,448
4.13%, 2/01/2029
(a)
130,000 115,376
4.38%, 2/01/2031
(a)
129,000 109,621

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance
LLC , 8.13% , 2/15/2032
(a)
230,000 226,833
HUB International Ltd.
5.63%, 12/01/2029
(a)
369,000 339,785
7.25%, 6/15/2030
(a)
250,000 253,948
7.38%, 1/31/2032
(a)
425,000 422,495
Hudson Pacific Properties LP
3.95%, 11/01/2027 165,000 145,742
5.95%, 2/15/2028 150,000 137,083
4.65%, 4/01/2029
(b)
210,000 176,984
3.25%, 1/15/2030 15,000 11,387
Hunt Cos., Inc. , 5.25% , 4/15/2029
(a)
75,000 67,248
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.38%, 12/15/2025 289,000 284,027
6.25%, 5/15/2026 400,000 389,198
5.25%, 5/15/2027 310,000 284,707
9.75%, 1/15/2029
(a)
258,000 267,683
4.38%, 2/01/2029 160,000 134,472
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(a)
311,000 306,553
4.20%, 6/01/2032
(a)
153,000 125,289
4.95%, 6/01/2042
(a)
120,000 86,293
Iron Mountain Information Management
Services, Inc. , 5.00% , 7/15/2032
(a)
135,000 119,611
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
316,000 301,460
5.25%, 3/15/2028
(a)
205,000 196,233
5.00%, 7/15/2028
(a)
92,000 86,619
7.00%, 2/15/2029
(a)
431,000 433,337
4.88%, 9/15/2029
(a)
6,000 5,542
5.25%, 7/15/2030
(a)
105,000 97,533
4.50%, 2/15/2031
(a)
285,000 251,456
5.63%, 7/15/2032
(a)
603,000 557,030
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029
(a)(b)
115,000 104,650
7.13%, 4/30/2031
(a)
301,000 303,777
Jefferies Finance LLC / JFIN Co.-Issuer Corp. ,
5.00% , 8/15/2028
(a)
369,000 332,020
Jefferson Capital Holdings LLC
6.00%, 8/15/2026
(a)
18,000 17,673
9.50%, 2/15/2029
(a)
95,000 96,652
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(a)
235,000 241,664
10.50%, 12/15/2030
(a)
15,000 15,890
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 180,000 148,847
4.75%, 2/01/2030 51,000 40,413
5.00%, 3/01/2031 216,000 167,786
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
210,000 206,329
4.25%, 2/01/2027
(a)
4,000 3,706
4.75%, 6/15/2029
(a)
5,000 4,458
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
105,000 99,607
6.13%, 4/01/2028
(a)
43,000 32,574
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
LFS Topco LLC , 5.88% , 10/15/2026
(a)
15,000 13,896
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(a)
80,000 72,850
4.30%, 2/01/2061
(a)
341,000 209,689
Macquarie Airfinance Holdings Ltd.
8.38%, 5/01/2028
(a)
45,000 47,309
8.13%, 3/30/2029
(a)
365,000 382,302
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
371,000 335,842
5.63%, 1/15/2030
(a)
1,000 841
MPT Operating Partnership LP / MPT Finance
Corp.
5.00%, 10/15/2027
(b)
281,000 230,351
4.63%, 8/01/2029 170,000 127,344
3.50%, 3/15/2031 301,000 201,823
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(a)
95,000 92,409
6.00%, 1/15/2027
(a)
98,000 96,072
5.50%, 8/15/2028
(a)
5,000 4,703
5.13%, 12/15/2030
(a)
5,000 4,489
5.75%, 11/15/2031
(a)
253,000 230,475
7.13%, 2/01/2032
(a)
102,000 100,560
Navient Corp.
6.75%, 6/25/2025 3,000 2,993
6.75%, 6/15/2026 9,000 8,981
5.00%, 3/15/2027
(b)
184,000 173,646
5.50%, 3/15/2029 155,000 138,920
9.38%, 7/25/2030 164,000 168,945
11.50%, 3/15/2031 94,000 102,785
5.63%, 8/01/2033 104,000 82,695
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP , 4.50% ,
9/30/2028
(a)
60,000 51,182
Office Properties Income Trust
2.65%, 6/15/2026 65,000 36,977
2.40%, 2/01/2027 70,000 33,889
3.45%, 10/15/2031 69,000 28,515
OneMain Finance Corp.
7.13%, 3/15/2026 126,000 127,169
3.50%, 1/15/2027 192,000 176,863
6.63%, 1/15/2028
(b)
114,000 113,695
3.88%, 9/15/2028 150,000 132,082
9.00%, 1/15/2029 16,000 16,810
5.38%, 11/15/2029 149,000 137,762
7.88%, 3/15/2030 566,000 577,635
4.00%, 9/15/2030 130,000 109,435
Osaic Holdings, Inc. , 10.75% , 8/01/2027
(a)
10,000 10,353
Oxford Finance LLC / Oxford Finance Co.-
Issuer II, Inc. , 6.38% , 2/01/2027
(a)
435,000 407,531
Panther Escrow Issuer LLC , 7.13% ,
6/01/2031
(a)
650,000 653,384
Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance
Co.-Issuer
7.50%, 6/01/2025
(a)
7,000 7,004
5.88%, 10/01/2028
(a)
169,000 163,442
4.88%, 5/15/2029
(a)
589,000 539,307
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(a)
146,000 144,236

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
PennyMac Financial Services, Inc. (continued)
4.25%, 2/15/2029
(a)
104,000 92,370
5.75%, 9/15/2031
(a)
252,000 228,908
PHH Mortgage Corp. , 7.88% , 3/15/2026
(a)
10,000 9,606
PRA Group, Inc.
7.38%, 9/01/2025
(a)
5,000 4,982
8.38%, 2/01/2028
(a)
191,000 186,550
5.00%, 10/01/2029
(a)
45,000 37,235
Provident Financing Trust I , 7.41% ,
3/15/2038 20,000 21,619
Provident Funding Associates LP / PFG
Finance Corp. , 6.38% , 6/15/2025
(a)
93,000 89,554
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)(b)
105,000 73,267
5.25%, 4/15/2030
(a)(b)
7,000 4,694
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 45,000 42,734
7.25%, 7/15/2028
(a)
470,000 477,613
4.50%, 2/15/2029
(a)
145,000 133,548
6.50%, 4/01/2032
(a)
183,000 179,426
Rithm Capital Corp.
6.25%, 10/15/2025
(a)
63,000 62,393
8.00%, 4/01/2029
(a)
170,000 166,244
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
395,000 372,253
4.00%, 9/15/2029
(a)
65,000 56,339
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
3,000 2,756
3.63%, 3/01/2029
(a)(b)
82,000 72,277
3.88%, 3/01/2031
(a)
208,000 177,007
4.00%, 10/15/2033
(a)
567,000 462,854
Ryan Specialty LLC , 4.38% , 2/01/2030
(a)
70,000 64,242
Sagicor Financial Co. Ltd. , 5.30% , 5/13/2028
(a)
(b)
6,000 5,745
SBA Communications Corp.
3.88%, 2/15/2027 378,000 355,097
3.13%, 2/01/2029 310,000 269,974
Service Properties Trust
7.50%, 9/15/2025 220,000 221,865
5.25%, 2/15/2026 125,000 120,192
4.75%, 10/01/2026 63,000 58,635
4.95%, 2/15/2027
(b)
22,000 20,263
5.50%, 12/15/2027 17,000 16,077
3.95%, 1/15/2028 10,000 8,550
4.95%, 10/01/2029 85,000 69,505
4.38%, 2/15/2030 225,000 171,380
8.63%, 11/15/2031
(a)
10,000 10,556
SLM Corp.
4.20%, 10/29/2025 108,000 104,457
3.13%, 11/02/2026 108,000 100,175
Starwood Property Trust, Inc.
3.63%, 7/15/2026
(a)
136,000 125,947
4.38%, 1/15/2027
(a)
182,000 168,758
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 12.1% (continued)
StoneX Group, Inc. , 8.63% , 6/15/2025
(a)
110,000 110,346
Synchrony Financial , 7.25% , 2/02/2033 57,000 55,830
Texas Capital Bancshares, Inc. , 4.00% ,
5/06/2031 95,000 84,901
UniCredit SpA
5.86%, 6/19/2032
(a)
592,000 572,977
7.30%, 4/02/2034
(a)
259,000 261,546
5.46%, 6/30/2035
(a)
350,000 321,722
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
300,000 295,411
5.75%, 6/15/2027
(a)
7,000 6,722
5.50%, 4/15/2029
(a)
270,000 251,008
Uniti Group LP / Uniti Fiber Holdings, Inc. /
CSL Capital LLC , 6.00% , 1/15/2030
(a)
242,000 188,550
Uniti Group LP / Uniti Group Finance, Inc. /
CSL Capital LLC
10.50%, 2/15/2028
(a)
300,000 311,297
4.75%, 4/15/2028
(a)
89,000 78,185
6.50%, 2/15/2029
(a)
262,000 210,331
Valley National Bancorp
3.00%, 6/15/2031 13,000 9,697
6.25%, 9/30/2032 5,000 4,227
Vornado Realty LP
2.15%, 6/01/2026 15,000 13,611
3.40%, 6/01/2031 70,000 54,454
Western Alliance Bancorp , 3.00% , 6/15/2031 14,000 11,953
Western Alliance Bank , 5.25% , 6/01/2030 10,000 9,571
Wilton RE Ltd. , 6.00%
(a)(e)
5,000 4,432
World Acceptance Corp. , 7.00% ,
11/01/2026
(a)
11,000 10,220
XHR LP
6.38%, 8/15/2025
(a)
384,000 383,428
4.88%, 6/01/2029
(a)
40,000 36,420
32,450,010
Industrial – 10.9%
AAR Escrow Issuer LLC , 6.75% , 3/15/2029
(a)
120,000 120,959
Acproducts Holdings, Inc. , 6.38% ,
5/15/2029
(a)
110,000 76,627
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
73,000 70,713
6.38%, 6/15/2030
(a)
4,000 3,981
AECOM , 5.13% , 3/15/2027 595,000 577,919
AerCap Global Aviation Trust , 6.50% ,
6/15/2045
(a)
4,000 3,975
Ameritex Holdco Intermediate LLC , 10.25% ,
10/15/2028
(a)
250,000 263,260
Amsted Industries, Inc. , 4.63% , 5/15/2030
(a)
25,000 22,435
Arcosa, Inc. , 4.38% , 4/15/2029
(a)
25,000 22,837
ARD Finance SA , 6.50% , 6/30/2027
(a)(c)
210,000 57,585
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
24,000 23,287
3.25%, 9/01/2028
(a)
100,000 86,573
4.00%, 9/01/2029
(a)
300,000 247,523
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
292,000 289,283
4.13%, 8/15/2026
(a)
224,000 186,852
5.25%, 8/15/2027
(a)
244,000 124,395
5.25%, 8/15/2027
(a)
176,000 89,767

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.9% (continued)
Artera Services LLC , 8.50% , 2/15/2031
(a)
6,000 6,139
Atkore, Inc. , 4.25% , 6/01/2031
(a)
40,000 35,105
ATS Corp. , 4.13% , 12/15/2028
(a)
65,000 58,467
Ball Corp.
6.88%, 3/15/2028 160,000 162,636
6.00%, 6/15/2029 7,000 6,963
2.88%, 8/15/2030 19,000 15,876
3.13%, 9/15/2031 155,000 128,669
Berry Global, Inc.
4.50%, 2/15/2026
(a)
80,000 77,911
5.63%, 7/15/2027
(a)
22,000 21,467
Boise Cascade Co. , 4.88% , 7/01/2030
(a)
25,000 22,920
Bombardier, Inc.
7.88%, 4/15/2027
(a)
5,000 4,980
6.00%, 2/15/2028
(a)
4,000 3,897
7.50%, 2/01/2029
(a)(b)
98,000 100,228
8.75%, 11/15/2030
(a)
29,000 30,844
7.25%, 7/01/2031
(a)(b)
1,000 1,003
7.45%, 5/01/2034
(a)
85,000 92,350
Brand Industrial Services, Inc. , 10.38% ,
8/01/2030
(a)
433,000 464,902
Brightline East LLC , 11.00% , 1/31/2030
(a)
294,492 291,751
Brundage-Bone Concrete Pumping Holdings,
Inc. , 6.00% , 2/01/2026
(a)
54,000 53,261
Builders FirstSource, Inc.
4.25%, 2/01/2032
(a)
235,000 204,792
6.38%, 6/15/2032
(a)
154,000 152,682
6.38%, 3/01/2034
(a)
205,000 201,184
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
32,000 29,229
4.13%, 4/15/2029
(a)
86,000 78,326
Calderys Financing LLC , 11.25% , 6/01/2028
(a)
100,000 105,890
Camelot Return Merger Sub, Inc. , 8.75% ,
8/01/2028
(a)
440,000 433,073
Cargo Aircraft Management, Inc. , 4.75% ,
2/01/2028
(a)
12,000 10,846
Carriage Purchaser, Inc. , 7.88% , 10/15/2029
(a)
15,000 13,287
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
31,000 30,146
5.38%, 1/15/2028
(a)
15,000 14,113
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
369,000 377,650
9.50%, 1/01/2031
(a)
73,000 78,406
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
2,000 1,927
5.13%, 7/15/2029
(a)
225,000 214,718
6.38%, 2/01/2031
(a)
105,000 103,995
Clearwater Paper Corp. , 4.75% , 8/15/2028
(a)
45,000 40,872
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
122,000 121,695
8.75%, 4/15/2030
(a)
233,000 225,179
Coherent Corp. , 5.00% , 12/15/2029
(a)
92,000 84,839
Cornerstone Building Brands, Inc. , 6.13% ,
1/15/2029
(a)
8,000 6,768
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
210,000 184,068
5.00%, 9/01/2030 10,000 8,683
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.9% (continued)
CP Atlas Buyer, Inc. , 7.00% , 12/01/2028
(a)
163,000 146,883
Crown Americas LLC , 5.25% , 4/01/2030 8,000 7,627
Crown Americas LLC / Crown Americas
Capital Corp. V , 4.25% , 9/30/2026 70,000 67,103
Crown Americas LLC / Crown Americas
Capital Corp. VI , 4.75% , 2/01/2026 109,000 106,772
Crown Cork & Seal Co., Inc. , 7.38% ,
12/15/2026 40,000 41,135
Danaos Corp. , 8.50% , 3/01/2028
(a)
75,000 76,215
Dycom Industries, Inc. , 4.50% , 4/15/2029
(a)
65,000 59,797
Eco Material Technologies, Inc. , 7.88% ,
1/31/2027
(a)
257,000 258,896
Emrld Borrower LP / Emerald Co.-Issuer, Inc. ,
6.63% , 12/15/2030
(a)
511,000 507,391
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
25,000 24,759
4.75%, 6/15/2028
(a)
158,000 143,974
4.38%, 3/31/2029
(a)
159,000 140,396
EnerSys
4.38%, 12/15/2027
(a)
13,000 12,173
6.63%, 1/15/2032
(a)
26,000 25,856
Enpro, Inc. , 5.75% , 10/15/2026 18,000 17,784
Enviri Corp. , 5.75% , 7/31/2027
(a)
10,000 9,361
Equipmentshare.com, Inc.
9.00%, 5/15/2028
(a)
256,000 262,800
8.63%, 5/15/2032
(a)
28,000 28,570
Esab Corp. , 6.25% , 4/15/2029
(a)
408,000 406,607
F-Brasile SpA / F-Brasile US LLC , Series XR ,
7.38% , 8/15/2026
(a)
60,000 60,321
First Student Bidco, Inc. / First Transit Parent,
Inc. , 4.00% , 7/31/2029
(a)
4,000 3,514
Fluor Corp. , 4.25% , 9/15/2028 10,000 9,324
Fortress Transportation and Infrastructure
Investors LLC
9.75%, 8/01/2027
(a)
84,000 86,822
5.50%, 5/01/2028
(a)
39,000 37,459
7.88%, 12/01/2030
(a)
10,000 10,408
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
62,000 61,671
12.25%, 11/15/2026
(a)
80,000 79,282
Gates Global LLC / Gates Corp. , 6.25% ,
1/15/2026
(a)
49,000 49,010
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
143,000 141,079
3.75%, 8/01/2025
(a)
138,000 134,316
5.13%, 12/15/2026
(a)
409,000 399,496
4.00%, 8/01/2028
(a)
600,000 544,628
3.50%, 9/01/2028
(a)
112,000 100,487
4.75%, 6/15/2029
(a)
168,000 155,018
4.38%, 8/15/2029
(a)
138,000 124,511
6.75%, 1/15/2031
(a)
5,000 5,044
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
105,000 94,440
7.50%, 4/15/2032
(a)
255,000 243,244
GN Bondco LLC , 9.50% , 10/15/2031
(a)(b)
475,000 456,009
GrafTech Finance, Inc. , 4.63% , 12/15/2028
(a)
65,000 41,939
GrafTech Global Enterprises, Inc. , 9.88% ,
12/15/2028
(a)(b)
95,000 71,533
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
115,000 110,212

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.9% (continued)
Graphic Packaging International LLC
(continued)
3.50%, 3/15/2028
(a)
91,000 82,724
3.50%, 3/01/2029
(a)
23,000 20,344
3.75%, 2/01/2030
(a)
140,000 121,995
Great Lakes Dredge & Dock Corp. , 5.25% ,
6/01/2029
(a)(b)
10,000 8,422
Griffon Corp. , 5.75% , 3/01/2028 394,000 379,395
Hillenbrand, Inc.
5.75%, 6/15/2025 2,000 1,989
5.00%, 9/15/2026 66,000 64,559
6.25%, 2/15/2029 251,000 249,089
3.75%, 3/01/2031 10,000 8,510
Imola Merger Corp. , 4.75% , 5/15/2029
(a)
548,000 504,542
Intelligent Packaging Ltd. Finco, Inc. /
Intelligent Packaging Ltd. Co.-Issuer LLC ,
6.00% , 9/15/2028
(a)
1,000 955
Iris Holdings, Inc. , 10.00% , 12/15/2028
(a)
75,000 66,538
James Hardie International Finance DAC ,
5.00% , 1/15/2028
(a)
55,000 52,843
JELD-WEN, Inc.
4.63%, 12/15/2025
(a)
6,000 5,853
4.88%, 12/15/2027
(a)
31,000 29,422
Knife River Corp. , 7.75% , 5/01/2031
(a)
87,000 90,461
LABL, Inc.
6.75%, 7/15/2026
(a)
180,000 177,664
10.50%, 7/15/2027
(a)
300,000 294,783
5.88%, 11/01/2028
(a)
200,000 178,263
9.50%, 11/01/2028
(a)
30,000 30,013
8.25%, 11/01/2029
(a)
190,000 161,064
Likewize Corp. , 9.75% , 10/15/2025
(a)
15,000 15,159
Louisiana-Pacific Corp. , 3.63% , 3/15/2029
(a)
5,000 4,475
LSB Industries, Inc. , 6.25% , 10/15/2028
(a)
15,000 14,218
Madison IAQ LLC
4.13%, 6/30/2028
(a)
106,000 98,313
5.88%, 6/30/2029
(a)
213,000 197,781
Masonite International Corp. , 3.50% ,
2/15/2030
(a)
55,000 48,177
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027
(a)
555,000 564,891
9.25%, 4/15/2027
(a)
21,000 20,611
Maxim Crane Works Holdings Capital LLC ,
11.50% , 9/01/2028
(a)
15,000 15,883
Miter Brands Acquisition Holdco, Inc. / MIWID
Borrower LLC , 6.75% , 4/01/2032
(a)
121,000 120,127
MIWD Holdco II LLC / MIWD Finance Corp. ,
5.50% , 2/01/2030
(a)
11,000 9,953
Moog, Inc. , 4.25% , 12/15/2027
(a)
26,000 24,305
Mueller Water Products, Inc. , 4.00% ,
6/15/2029
(a)
95,000 85,975
NAC Aviation 29 DAC , 4.75% , 6/30/2026 98,796 93,685
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
64,000 60,119
9.75%, 7/15/2028
(a)
170,000 173,846
OI European Group BV , 4.75% , 2/15/2030
(a)
4,000 3,658
Oscar AcquisitionCo LLC / Oscar Finance, Inc. ,
9.50% , 4/15/2030
(a)
203,000 195,689
OT Merger Corp. , 7.88% , 10/15/2029
(a)
73,000 47,570
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025
(a)
34,000 34,154
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.9% (continued)
Owens-Brockway Glass Container, Inc.
(continued)
6.63%, 5/13/2027
(a)
82,000 81,934
7.25%, 5/15/2031
(a)
135,000 135,228
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc. , 4.38% ,
10/15/2028
(a)
214,000 197,284
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC , 4.00% ,
10/15/2027
(a)
97,000 90,130
Pactiv LLC
7.95%, 12/15/2025 32,000 32,850
8.38%, 4/15/2027 5,000 5,186
Park-Ohio Industries, Inc. , 6.63% , 4/15/2027 71,000 67,474
Railworks Holdings LP / Railworks Rally, Inc. ,
8.25% , 11/15/2028
(a)
20,000 20,020
Roller Bearing Co. of America, Inc. , 4.38% ,
10/15/2029
(a)
2,000 1,809
Sealed Air Corp.
5.50%, 9/15/2025
(a)
5,000 4,966
4.00%, 12/01/2027
(a)
123,000 113,745
6.13%, 2/01/2028
(a)
143,000 141,306
5.00%, 4/15/2029
(a)(b)
155,000 145,772
6.88%, 7/15/2033
(a)
93,000 93,650
Sealed Air Corp./Sealed Air Corp. US , 7.25% ,
2/15/2031
(a)(b)
10,000 10,171
Seaspan Corp. , 5.50% , 8/01/2029
(a)
287,000 246,525
Sensata Technologies BV
5.00%, 10/01/2025
(a)
120,000 118,467
4.00%, 4/15/2029
(a)
160,000 143,196
5.88%, 9/01/2030
(a)
204,000 196,804
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
162,000 145,087
3.75%, 2/15/2031
(a)
52,000 43,990
Silgan Holdings, Inc. , 4.13% , 2/01/2028 173,000 161,138
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
349,000 337,721
8.88%, 11/15/2031
(a)
555,000 584,304
Spirit AeroSystems, Inc.
4.60%, 6/15/2028 11,000 10,129
9.38%, 11/30/2029
(a)
374,000 404,872
9.75%, 11/15/2030
(a)
505,000 558,721
SPX Flow, Inc. , 8.75% , 4/01/2030
(a)
73,000 74,844
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
138,000 132,859
4.75%, 1/15/2028
(a)
265,000 249,569
4.38%, 7/15/2030
(a)
578,000 512,135
3.38%, 1/15/2031
(a)
325,000 267,608
Stericycle, Inc. , 3.88% , 1/15/2029
(a)
15,000 13,397
Summit Materials LLC / Summit Materials
Finance Corp.
5.25%, 1/15/2029
(a)
115,000 110,533
7.25%, 1/15/2031
(a)
90,000 92,445

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.9% (continued)
Terex Corp. , 5.00% , 5/15/2029
(a)
185,000 173,075
TK Elevator Holdco GmbH , 7.63% ,
7/15/2028
(a)
205,000 200,876
TK Elevator US Newco, Inc. , 5.25% ,
7/15/2027
(a)
557,000 532,741
TopBuild Corp.
3.63%, 3/15/2029
(a)
30,000 26,939
4.13%, 2/15/2032
(a)
82,000 70,907
TransDigm, Inc.
5.50%, 11/15/2027 614,000 596,455
6.75%, 8/15/2028
(a)
588,000 590,435
4.63%, 1/15/2029 390,000 357,335
6.38%, 3/01/2029
(a)
745,000 740,311
4.88%, 5/01/2029 193,000 177,749
6.88%, 12/15/2030
(a)
490,000 493,252
7.13%, 12/01/2031
(a)
235,000 239,668
6.63%, 3/01/2032
(a)
607,000 606,547
Trident TPI Holdings, Inc. , 12.75% ,
12/31/2028
(a)
146,000 157,848
TriMas Corp. , 4.13% , 4/15/2029
(a)
105,000 94,346
Triumph Group, Inc. , 9.00% , 3/15/2028
(a)
247,000 255,722
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
369,000 362,465
8.50%, 8/15/2027
(a)
301,000 298,197
TTM Technologies, Inc. , 4.00% , 3/01/2029
(a)(b)
12,000 10,742
Tutor Perini Corp.
6.88%, 5/01/2025
(a)
77,000 77,000
11.88%, 4/30/2029
(a)
100,000 102,555
Vallourec SACA , 7.50% , 4/15/2032
(a)
180,000 182,184
Vertiv Group Corp. , 4.13% , 11/15/2028
(a)
75,000 69,447
VM Consolidated, Inc. , 5.50% , 4/15/2029
(a)
65,000 61,177
Waste Pro USA, Inc. , 5.50% , 2/15/2026
(a)
82,000 80,213
Watco Cos. LLC / Watco Finance Corp. , 6.50% ,
6/15/2027
(a)
10,000 9,876
Weekley Homes LLC / Weekley Finance Corp. ,
4.88% , 9/15/2028
(a)
85,000 77,764
Werner FinCo LP / Werner FinCo, Inc. ,
11.50% , 6/15/2028
(a)
95,000 104,882
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
212,000 212,191
7.25%, 6/15/2028
(a)
181,000 184,086
6.38%, 3/15/2029
(a)
193,000 191,908
XPO CNW, Inc. , 6.70% , 5/01/2034 10,000 10,172
XPO, Inc.
7.13%, 6/01/2031
(a)
80,000 80,408
7.13%, 2/01/2032
(a)
125,000 125,769
29,392,702
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.7%
Ahead DB Holdings LLC , 6.63% , 5/01/2028
(a)
5,000 4,544
Alteryx, Inc. , 8.75% , 3/15/2028
(a)
225,000 228,484
Amkor Technology, Inc. , 6.63% , 9/15/2027
(a)
11,000 10,976
ams-OSRAM AG , 12.25% , 3/30/2029
(a)(b)
300,000 299,949
ASGN, Inc. , 4.63% , 5/15/2028
(a)
10,000 9,339
AthenaHealth Group, Inc. , 6.50% ,
2/15/2030
(a)
615,000 554,014
Boxer Parent Co., Inc. , 7.13% , 10/02/2025
(a)
74,000 74,126
Camelot Finance SA , 4.50% , 11/01/2026
(a)
247,000 235,333
Capstone Borrower, Inc. , 8.00% , 6/15/2030
(a)
85,000 85,666
Castle US Holding Corp. , 9.50% , 2/15/2028
(a)
63,000 30,306
Central Parent, Inc. / CDK Global, Inc. , 7.25% ,
6/15/2029
(a)
311,000 314,384
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
215,000 195,820
4.88%, 7/01/2029
(a)
207,000 188,568
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
820,000 777,625
9.00%, 9/30/2029
(a)
880,000 847,851
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc. , 6.00% ,
11/01/2029
(a)
124,000 111,717
Consensus Cloud Solutions, Inc. , 6.50% ,
10/15/2028
(a)
21,000 18,377
Crane NXT Co. , 4.20% , 3/15/2048 340,000 232,766
Crowdstrike Holdings, Inc. , 3.00% , 2/15/2029 100,000 87,723
Dun & Bradstreet Corp. (The) , 5.00% ,
12/15/2029
(a)(b)
512,000 466,048
Dye & Durham Ltd. , 8.63% , 4/15/2029
(a)
63,000 63,677
Entegris, Inc.
4.38%, 4/15/2028
(a)
220,000 205,117
3.63%, 5/01/2029
(a)
57,000 50,448
5.95%, 6/15/2030
(a)
147,000 143,176
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
11,000 10,813
4.00%, 6/15/2028
(a)
159,000 146,484
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl , 4.63% , 5/01/2028
(a)
25,000 22,018
KBR, Inc. , 4.75% , 9/30/2028
(a)
71,000 66,246
McAfee Corp. , 7.38% , 2/15/2030
(a)
274,000 254,105
MicroStrategy, Inc. , 6.13% , 6/15/2028
(a)
335,000 310,468
NCR Atleos Corp. , 9.50% , 4/01/2029
(a)
485,000 515,486
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
180,000 165,658
5.13%, 4/15/2029
(a)
420,000 385,975
ON Semiconductor Corp. , 3.88% , 9/01/2028
(a)
30,000 27,212
Open Text Corp.
3.88%, 2/15/2028
(a)
5,000 4,564
3.88%, 12/01/2029
(a)
60,000 52,580
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
514,000 451,598
4.13%, 12/01/2031
(a)
200,000 171,613
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
111,000 99,966
7.25%, 3/15/2029
(a)
55,000 46,911
Playtika Holding Corp. , 4.25% , 3/15/2029
(a)
145,000 124,725
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
50,000 49,917
8.25%, 2/01/2028
(a)
180,000 181,980

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.7% (continued)
PTC, Inc. , 4.00% , 2/15/2028
(a)
113,000 104,693
Rackspace Technology Global, Inc. , 5.38% ,
12/01/2028
(a)
57,000 15,210
RingCentral, Inc. , 8.50% , 8/15/2030
(a)
120,000 122,098
ROBLOX Corp. , 3.88% , 5/01/2030
(a)
88,000 76,068
Rocket Software, Inc.
9.00%, 11/28/2028
(a)
452,000 454,087
6.50%, 2/15/2029
(a)
150,000 125,088
RRD Parent, Inc. , 10.00% , 10/15/2031
(a)(c)
54,600 95,106
Science Applications International Corp. ,
4.88% , 4/01/2028
(a)
90,000 84,952
Seagate HDD Cayman
4.88%, 6/01/2027 45,000 43,505
4.09%, 6/01/2029 124,000 112,740
3.13%, 7/15/2029 7,000 5,927
4.13%, 1/15/2031 15,000 13,030
8.50%, 7/15/2031
(a)
65,000 69,280
9.63%, 12/01/2032 305,000 341,810
5.75%, 12/01/2034 10,000 9,481
SS&C Technologies, Inc. , 5.50% , 9/30/2027
(a)
548,000 533,225
Twilio, Inc.
3.63%, 3/15/2029 17,000 15,087
3.88%, 3/15/2031 19,000 16,460
UKG, Inc. , 6.88% , 2/01/2031
(a)
20,000 20,036
Unisys Corp. , 6.88% , 11/01/2027
(a)
5,000 4,342
Vericast Corp.
11.00%, 9/15/2026
(a)
283,000 304,231
12.50%, 12/15/2027
(a)
15,000 17,137
Veritas US, Inc. / Veritas Bermuda Ltd. , 7.50% ,
9/01/2025
(a)
541,000 491,518
Virtusa Corp. , 7.13% , 12/15/2028
(a)
29,000 26,064
West Technology Group LLC , 8.50% ,
4/10/2027
(a)
100,000 85,501
Western Digital Corp. , 4.75% , 2/15/2026 243,000 236,515
Xerox Corp.
4.80%, 3/01/2035 16,000 10,818
6.75%, 12/15/2039 85,000 65,106
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
1,000 972
5.50%, 8/15/2028
(a)
408,000 353,981
8.88%, 11/30/2029
(a)
110,000 104,890
ZoomInfo Technologies LLC / ZoomInfo
Finance Corp. , 3.88% , 2/01/2029
(a)
525,000 463,909
12,747,220
Utilities – 2.5%
Algonquin Power & Utilities Corp. , 4.75% ,
1/18/2082 125,000 108,352
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.50%, 5/20/2025 128,000 127,561
5.88%, 8/20/2026 275,000 269,986
5.75%, 5/20/2027 353,000 342,798
9.38%, 6/01/2028
(a)
111,000 115,421
Atlantica Sustainable Infrastructure PLC ,
4.13% , 6/15/2028
(a)
5,000 4,493
Calpine Corp.
5.25%, 6/01/2026
(a)
219,000 215,805
4.50%, 2/15/2028
(a)
474,000 442,796
5.13%, 3/15/2028
(a)
364,000 344,972
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Utilities – 2.5% (continued)
Calpine Corp. (continued)
4.63%, 2/01/2029
(a)
154,000 141,463
5.00%, 2/01/2031
(a)
369,000 335,312
3.75%, 3/01/2031
(a)
110,000 95,278
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
164,000 154,644
3.75%, 2/15/2031
(a)
210,000 177,561
3.75%, 1/15/2032
(a)
11,000 9,113
DPL, Inc.
4.13%, 7/01/2025 85,000 82,596
4.35%, 4/15/2029 461,000 415,685
Drax Finco PLC , 6.63% , 11/01/2025
(a)
45,000 45,000
Edison International , 8.13% , 6/15/2053 110,000 112,394
Leeward Renewable Energy Operations LLC ,
4.25% , 7/01/2029
(a)
10,000 8,276
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(a)
5,000 4,679
4.50%, 9/15/2027
(a)
66,000 61,504
7.25%, 1/15/2029
(a)(b)
47,000 47,652
NRG Energy, Inc.
6.63%, 1/15/2027 5,000 4,992
5.75%, 1/15/2028 15,000 14,750
3.38%, 2/15/2029
(a)
10,000 8,781
5.25%, 6/15/2029
(a)
127,000 120,243
3.63%, 2/15/2031
(a)
225,000 190,669
3.88%, 2/15/2032
(a)
340,000 286,554
Panoche Energy Center LLC , 6.89% ,
7/31/2029
(a)
14,791 14,036
Pattern Energy Operations LP / Pattern
Energy Operations, Inc. , 4.50% ,
8/15/2028
(a)
145,000 129,697
PG&E Corp.
5.00%, 7/01/2028 81,000 77,212
5.25%, 7/01/2030 165,000 154,591
Pike Corp.
5.50%, 9/01/2028
(a)
156,000 147,972
8.63%, 1/31/2031
(a)
207,000 217,622
Talen Energy Supply LLC , 8.63% , 6/01/2030
(a)
137,000 144,904
TerraForm Global Operating LP , 6.13% ,
3/01/2026
(a)
35,000 34,470
TransAlta Corp.
7.75%, 11/15/2029 7,000 7,168
6.50%, 3/15/2040 10,000 9,695
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
491,000 479,136
5.63%, 2/15/2027
(a)
6,000 5,837
5.00%, 7/31/2027
(a)
281,000 267,424
4.38%, 5/01/2029
(a)
382,000 348,237
7.75%, 10/15/2031
(a)
57,000 58,600
6.88%, 4/15/2032
(a)
220,000 219,254

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Utilities – 2.5% (continued)
WGL Holdings, Inc. , 4.60% , 11/01/2044 100,000 78,386
6,683,571
Total Corporate Bonds (cost $268,134,170) 264,330,757
Shares
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(h)(i)
(cost $3,970,666) 3,970,666 3,970,666
Investment of Cash Collateral for Securities Loaned – 4.2%
Registered Investment Companies – 4.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.28%
(h)(i)
(cost $11,503,526) 11,503,526 11,503,526
Total Investments (cost $283,608,362) 103.8% 279,804,949
Liabilities, Less Cash and Receivables (3.8)% (10,368,186)
Net Assets 100.0% 269,436,763
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $222,547,043 or 82.60% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $12,111,314 and the value of the collateral was $13,670,291, consisting of cash collateral of $11,503,526 and U.S. Government & Agency securities valued at $2,166,765. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2024 was $65,011, which represented
0.02% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)
The rate shown is the 1-day yield as of April 30, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 21.6
Communications 15.3
Consumer, Non-cyclical 14.4
Financial 12.1
Energy 12.0
Industrial 10.9
Registered Investment Companies 5.7
Technology 4.7
Basic Materials 4.3
Utilities 2.5
Diversified 0.3
103.8
†
Based on net assets.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 191,178 22,647,481 (18,867,993) 3,970,666 46,288
Investment of Cash Collateral for Securities Loaned – 4.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,756,613 31,566,954 (21,820,041) 11,503,526 42,318
2
Total – 5.7% 1,947,791 54,214,435 (40,688,034) 15,474,192 88,606
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes 22 6/18/2024 2,370,726 2,363,625 (7,101)
U.S. Treasury Long Bonds 5 6/18/2024 589,384 569,063 (20,322)
U.S. Treasury Ultra Bonds 2 6/18/2024 250,035 239,125 (10,910)
Futures Short
U.S. Treasury 10 Year Ultra Notes 2 6/18/2024 220,528 220,438 91
U.S. Treasury 2 Year Notes 4 6/28/2024 813,306 810,625 2,681
U.S. Treasury 5 Year Notes 20 6/28/2024 2,095,645 2,094,844 801
Gross Unrealized Appreciation 3,573
Gross Unrealized Depreciation (38,333)
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap Index, Series 42 6/20/2029 1,500,000 87,645 87,645 0
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i ) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
See Notes to Financial Statements
36
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 2,246,265,774 465,931,196 111,718,576
Affiliated issuers 4,329,009 5,756,204 2,323,327
Cash collateral held by broker—Note 4 535,000 274,000 68,000
Dividends receivable 1,322,689 229,495 33,774
Tax reclaim receivable—Note 2(b) 12,632 3,460 —
Securities lending income receivable 3,989 6,806 2,867
Receivable for shares of Beneficial Interest subscribed — 3,311 493
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 344 — —
2,252,469,437 472,204,472 114,147,037
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 15,192 3,624
Liability for securities on loan—Note 2(c) 511,356 4,566,967 1,998,010
Payable for futures variation margin—Note 4 72,000 23,750 8,300
Payable for shares of Beneficial Interest redeemed 4,713 — —
588,069 4,605,909 2,009,934
Net Assets ($) 2,251,881,368 467,598,563 112,137,103
Composition of Net Assets ($):
Paid-in capital 1,877,805,539 427,944,421 120,487,900
Total distributable earnings (loss) 374,075,829 39,654,142 (8,350,797)
Net Assets ($) 2,251,881,368 467,598,563 112,137,103
Shares outstanding no par value (unlimited shares authorized): 23,590,000 5,090,000 1,250,000
Net asset value per share 95.46 91.87 89.71
Market price per share 95.55 91.78 89.75
†
Investments at cost ($)
Unaffiliated issuers 1,887,104,496 429,552,487 109,225,777
Affiliated issuers 4,329,009 5,756,204 2,323,327
††
Value of securities on loan ($) 23,413,922 11,518,681 4,015,591

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
69
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 620,318,086 98,392,373
Affiliated issuers 769,249 389,329
Cash denominated in foreign currency
†††
1,803,100 592,451
Cash collateral held by broker—Note 4 164,000 53,000
Dividends receivable 2,396,933 120,994
Tax reclaim receivable—Note 2(b) 1,193,900 1,838
Receivable for investment securities sold 3,970 6,670
Securities lending income receivable 932 1,125
Receivable for shares of Beneficial Interest subscribed 342 —
626,650,512 99,557,780
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 20,146 8,761
Liability for securities on loan—Note 2(c) 513,181 169,334
Payable for futures variation margin—Note 4 57,888 6,902
Payable for investment securities purchased — 558,555
Payable for foreign capital gains tax—Note 2(b) — 663,166
591,215 1,406,718
Net Assets ($) 626,059,297 98,151,062
Composition of Net Assets ($):
Paid-in capital 577,826,816 96,415,749
Total distributable earnings (loss) 48,232,481 1,735,313
Net Assets ($) 626,059,297 98,151,062
Shares outstanding no par value (unlimited shares authorized): 8,600,000 1,700,000
Net asset value per share 72.80 57.74
Market price per share 72.20 57.01
†
Investments at cost ($)
Unaffiliated issuers 555,319,865 89,077,150
Affiliated issuers 769,249 389,329
††
Value of securities on loan ($) 2,359,928 159,183
†††
Cash denominated in foreign currency (cost) ($) 1,804,745 592,791

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 1,715,776,315 264,330,757
Affiliated issuers 52,538,722 15,474,192
Cash 172,438 —
Cash collateral held by broker—Note 4 — 96,395
Receivable for investment securities sold 17,730,840 23,793,704
Interest receivable 12,633,800 4,448,487
Receivable for investment securities sold—TBA 3,362,154 —
Dividends receivable 184,583 12,736
Receivable for shares of Beneficial Interest subscribed 23,824 —
Securities lending income receivable 7,227 8,977
Receivable for futures variation margin—Note 4 — 49,632
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 3,505 —
1,802,433,408 308,214,880
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 49,792
TBA sale commitments at value—Note 4
†††
180,551 —
Liability for securities on loan—Note 2(c) 4,701,289 11,503,526
Payable for investment securities purchased—TBA 41,544,323 —
Payable for investment securities purchased 26,135,871 27,216,049
Payable for swaps variation margin—Note 4 — 8,750
72,562,034 38,778,117
Net Assets ($) 1,729,871,374 269,436,763
Composition of Net Assets ($):
Paid-in capital 1,834,825,684 274,979,079
Total distributable earnings (loss) (104,954,310) (5,542,316)
Net Assets ($) 1,729,871,374 269,436,763
Shares outstanding no par value (unlimited shares authorized): 42,550,000 5,750,000
Net asset value per share 40.66 46.86
Market price per share 40.68 46.80
†
Investments at cost ($)
Unaffiliated issuers 1,806,354,613 268,134,170
Affiliated issuers 52,538,722 15,474,192
††
Value of securities on loan ($) 80,602,536 12,111,314
†††
TBA sale commitments proceeds ($) 183,963 —

STATEMENTS OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
15,599,373 3,782,298 919,505
Affiliated issuers 113,117 32,892 10,166
Income from securities lending—Note 2(c) 41,589 26,439 23,137
Total Income 15,754,079 3,841,629 952,808
Expenses:
Management fee—Note 3(a) — 93,214 21,854
Total Expenses — 93,214 21,854
Net Investment Income 15,754,079 3,748,415 930,954
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (38,794,961) (16,702,750) (4,085,117)
Net realized gain (loss) on in-kind redemptions 73,362,749 33,069,213 5,207,802
Net realized gain (loss) on futures 1,006,865 361,736 93,007
Net realized gain (loss) 35,574,653 16,728,199 1,215,692
Net change in unrealized appreciation (depreciation) on investments 323,740,404 74,313,771 16,068,030
Net change in unrealized appreciation (depreciation) on futures (54,761) (22,689) (5,152)
Net change in unrealized appreciation (depreciation) 323,685,643 74,291,082 16,062,878
Net Realized and Unrealized Gain (Loss) on Investments 359,260,296 91,019,281 17,278,570
Net Increase (Decrease) in Net Assets Resulting from Operations 375,014,375 94,767,696 18,209,524
†
Net of foreign taxes withheld at source ($) 72 4,452 573

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
8,689,203 929,834
Affiliated issuers 20,929 3,338
Income from securities lending—Note 2(c) 4,355 2,986
Total Income 8,714,487 936,158
Expenses:
Management fee—Note 3(a) 111,373 51,584
Total Expenses 111,373 51,584
Net Investment Income 8,603,114 884,574
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (5,715,001) (2,819,540)
Net realized gain (loss) on futures 304,199 28,334
Net realized gain (loss) on foreign capital gains tax—Note 2(b) — (45,544)
Net realized gain (loss) (5,410,802) (2,836,750)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 83,398,973 15,161,809
Net change in unrealized appreciation (depreciation) on futures (2,159) 6,737
Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax—Note 2(b) — (458,279)
Net change in unrealized appreciation (depreciation) 83,396,814 14,710,267
Net Realized and Unrealized Gain (Loss) on Investments 77,986,012 11,873,517
Net Increase (Decrease) in Net Assets Resulting from Operations 86,589,126 12,758,091
†
Net of foreign taxes withheld at source ($) 1,000,825 99,179

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 925,167 46,288
Interest
†
29,190,955 8,364,892
Income from securities lending—Note 2(c) 44,442 42,318
Total Income 30,160,564 8,453,498
Expenses:
Management fee—Note 3(a) — 237,874
Total Expenses — 237,874
Net Investment Income 30,160,564 8,215,624
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (5,567,073) (641,487)
Net realized gain (loss) on in-kind redemptions (1,555,760) (200,944)
Net realized gain (loss) on futures — (35,903)
Net realized gain (loss) (7,122,833) (878,334)
Net change in unrealized appreciation (depreciation) on investments (25,767,019) 963,439
Net change in unrealized appreciation (depreciation) on futures — (34,760)
Net change in unrealized appreciation (depreciation) (25,767,019) 928,679
Net Realized and Unrealized Gain (Loss) on Investments (32,889,852) 50,345
Net Increase (Decrease) in Net Assets Resulting from Operations (2,729,288) 8,265,969
†
Net of foreign taxes withheld at source ($) – 472

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations ($):
Net investment income 15,754,079 22,217,220 3,748,415 5,251,098
Net realized gain (loss) on investments 35,574,653 47,464,910 16,728,199 (16,812,307)
Net change in unrealized appreciation (depreciation) on investments 323,685,643 74,994,670 74,291,082 (39,446,369)
Net Increase (Decrease) in Net Assets Resulting from
Operations 375,014,375 144,676,800 94,767,696 (51,007,578)
Distributions ($):
Distributions to shareholders (15,650,303) (20,945,065) (3,625,333) (5,046,679)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 2,123 2,614 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 483,410,280 1,505,088,913 168,186,852 746,766,023
Cost of shares redeemed (285,369,470) (372,505,231) (212,246,320) (356,623,557)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 198,040,810 1,132,583,682 (44,059,468) 390,142,466
Total Increase (Decrease) in Net Assets 557,407,005 1,256,318,031 47,082,895 334,088,209
Net Assets ($):
Beginning of Period 1,694,474,363 438,156,332 420,515,668 86,427,459
End of Period 2,251,881,368 1,694,474,363 467,598,563 420,515,668
Changes in Shares Outstanding:
Shares sold 5,400,000 19,960,000 2,040,000 8,920,000
Shares redeemed (3,180,000) (4,740,000) (2,480,000) (4,500,000)
Net Increase (Decrease) in Shares Outstanding 2,220,000 15,220,000 (440,000) 4,420,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations ($):
Net investment income 930,954 1,241,450 8,603,114 12,283,018
Net realized gain (loss) on investments 1,215,692 (3,840,108) (5,410,802) (6,068,876)
Net change in unrealized appreciation (depreciation) on investments 16,062,878 (7,294,768) 83,396,814 (6,706,956)
Net Increase (Decrease) in Net Assets Resulting from
Operations 18,209,524 (9,893,426) 86,589,126 (492,814)
Distributions ($):
Distributions to shareholders (941,454) (1,210,938) (7,107,832) (12,099,003)
Beneficial Interest Transactions ($):
Proceeds from shares sold 18,546,804 128,271,521 101,951,971 330,181,592
Cost of shares redeemed (19,045,681) (57,552,862) — —
Transaction fees—Note 5 — — 1,788 13,918
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions (498,877) 70,718,659 101,953,759 330,195,510
Total Increase (Decrease) in Net Assets 16,769,193 59,614,295 181,435,053 317,603,693
Net Assets ($):
Beginning of Period 95,367,910 35,753,615 444,624,244 127,020,551
End of Period 112,137,103 95,367,910 626,059,297 444,624,244
Changes in Shares Outstanding:
Shares sold 220,000 1,520,000 1,450,000 4,900,000
Shares redeemed (220,000) (720,000) — —
Net Increase (Decrease) in Shares Outstanding — 800,000 1,450,000 4,900,000

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations ($):
Net investment income 884,574 2,070,377 30,160,564 15,570,099
Net realized gain (loss) on investments (2,836,750) (2,430,694) (7,122,833) (11,040,164)
Net change in unrealized appreciation (depreciation) on investments 14,710,267 (3,294,583) (25,767,019) (9,764,935)
Net Increase (Decrease) in Net Assets Resulting from
Operations 12,758,091 (3,654,900) (2,729,288) (5,235,000)
Distributions ($):
Distributions to shareholders (910,401) (2,258,499) (24,801,678) (14,363,073)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) — — 17,384 9,696
Beneficial Interest Transactions ($):
Proceeds from shares sold — 66,084,881 1,281,245,649 240,849,540
Cost of shares redeemed — — (65,767,459) (52,681,766)
Transaction fees—Note 5 — 85,652 991,957 147,929
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions — 66,170,533 1,216,470,147 188,315,703
Total Increase (Decrease) in Net Assets 11,847,690 60,257,134 1,188,956,565 168,727,326
Net Assets ($):
Beginning of Period 86,303,372 26,046,238 540,914,809 372,187,483
End of Period 98,151,062 86,303,372 1,729,871,374 540,914,809
Changes in Shares Outstanding:
Shares sold — 1,150,000 30,450,000 5,800,000
Shares redeemed — — (1,600,000) (1,250,000)
Net Increase (Decrease) in Shares Outstanding — 1,150,000 28,850,000 4,550,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations ($):
Net investment income 8,215,624 12,062,480
Net realized gain (loss) on investments (878,334) (11,978,094)
Net change in unrealized appreciation (depreciation) on investments 928,679 (79,114)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,265,969 5,272
Distributions ($):
Distributions to shareholders (6,900,754) (11,992,910)
Beneficial Interest Transactions ($):
Proceeds from shares sold 233,027,991 370,594,918
Cost of shares redeemed (18,468,390) (355,512,001)
Transaction fees—Note 5 179 —
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 214,559,780 15,082,917
Total Increase (Decrease) in Net Assets 215,924,995 3,095,279
Net Assets ($):
Beginning of Period 53,511,768 50,416,489
End of Period 269,436,763 53,511,768
Changes in Shares Outstanding:
Shares sold 4,950,000 7,800,000
Shares redeemed (400,000) (7,700,000)
Net Increase (Decrease) in Shares Outstanding 4,550,000 100,000

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 79.29 71.24 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
0.69 1.23 1.15 1.06 0.56
Net realized and unrealized gain (loss) on investments 16.16 7.99 (15.81) 24.90 11.81
Total from Investment Operations 16.85 9.22 (14.66) 25.96 12.37
Distributions: – – – – –
Dividends from net investment income (0.68) (1.17) (1.10) (0.91) (0.42)
Net asset value, end of period 95.46 79.29 71.24 87.00 61.95
Market price, end of period 95.55 79.24 71.29 87.03 61.82
Net Asset Value Total Return (%)
(c)
21.25 13.00 (16.91) 42.08 24.76
Market Price Total Return (%)
(c)
21.44 12.85 (16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(d),(e)
–
(e)
–
(e)
–
(e)
–
(d)
Ratio of net investment income to average net assets 1.50
(d),(e)
1.57
(e)
1.47
(e)
1.35
(e)
1.63
(d)
Portfolio Turnover Rate
(f)
16.31 5.33 5.74 10.53 10.62
Net Assets, end of period ($ x 1,000) 2,251,881 1,694,474 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 76.04 77.86 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
0.72 1.35 1.32 1.07 0.50
Net realized and unrealized gain (loss) on investments 15.82 (1.99) (16.18) 28.28 15.63
Total from Investment Operations 16.54 (0.64) (14.86) 29.35 16.13
Distributions: – – – – –
Dividends from net investment income (0.71) (1.18) (1.31) (0.98) (0.47)
Net asset value, end of period 91.87 76.04 77.86 94.03 65.66
Market price, end of period 91.78 76.08 77.86 94.11 65.55
Net Asset Value Total Return (%)
(c)
21.71 (0.89) (15.88) 44.87 32.27
Market Price Total Return (%)
(c)
21.54 (0.83) (15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d),(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(d)
Ratio of net investment income to average net assets 1.61
(d),(e)
1.66
(e)
1.55
(e)
1.24
(e)
1.43
(d)
Portfolio Turnover Rate
(f)
81.96 11.76 25.97 32.65 21.26
Net Assets, end of period ($ x 1,000) 467,599 420,516 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 76.29 79.45 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
0.76 1.30 1.22 1.25 0.49
Net realized and unrealized gain (loss) on investments 13.43 (3.30) (18.22) 30.31 17.14
Total from Investment Operations 14.19 (2.00) (17.00) 31.56 17.63
Distributions: – – – – –
Dividends from net investment income (0.77) (1.16) (1.28) (1.00) (0.46)
Net asset value, end of period 89.71 76.29 79.45 97.73 67.17
Market price, end of period 89.75 76.35 79.50 97.86 67.03
Net Asset Value Total Return (%)
(c)
18.53 (2.59) (17.45) 47.08 35.30
Market Price Total Return (%)
(c)
18.51 (2.57) (17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d),(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(d)
Ratio of net investment income to average net assets 1.70
(d),(e)
1.58
(e)
1.36
(e)
1.34
(e)
1.37
(d)
Portfolio Turnover Rate
(f)
50.72 20.13 37.93 50.09 32.54
Net Assets, end of period ($ x 1,000) 112,137 95,368 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 62.19 56.45 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
1.09 2.19 2.03 1.82 0.76
Net realized and unrealized gain (loss) on investments 10.40 5.43
(c)
(17.83) 18.31 6.00
Total from Investment Operations 11.49 7.62 (15.80) 20.13 6.76
Distributions: – – – – –
Dividends from net investment income (0.88) (1.88) (2.13) (1.81) (0.70)
Transaction fees
(b)
0.00
(d)
0.00
(d)
— — —
Net asset value, end of period 72.80 62.19 56.45 74.38 56.06
Market price, end of period 72.20 62.88 56.52 74.86 56.66
Net Asset Value Total Return (%)
(e)
18.47 13.32 (21.49) 36.10 13.49
Market Price Total Return (%)
(e)
16.19 14.43 (21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f),(g)
0.04
(g)
0.04
(g)
0.04
(g)
0.04
(f)
Ratio of net investment income to average net assets 3.09
(f),(g)
3.30
(g)
3.15
(g)
2.57
(g)
2.55
(f)
Portfolio Turnover Rate
(h)
12.72 13.57 19.30 13.49 12.82
Net Assets, end of period ($ x 1,000) 626,059 444,624 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 50.77 47.36 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
0.52 1.55 1.76 1.47 0.81
Net realized and unrealized gain (loss) on investments 6.99 3.28
(c)
(22.41) 7.69 12.40
Total from Investment Operations 7.51 4.83 (20.65) 9.16 13.21
Distributions: – – – – –
Dividends from net investment income (0.54) (1.48) (1.83) (1.77) (0.76)
Transaction fees
(b)
— 0.06 — — —
Net asset value, end of period 57.74 50.77 47.36 69.84 62.45
Market price, end of period 57.01 50.67 47.53 69.90 62.92
Net Asset Value Total Return (%)
(d)
14.82 10.14 (29.91) 14.61 26.52
Market Price Total Return (%)
(d)
13.59 9.55 (29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e),(f)
0.11
(f)
0.11
(f)
0.11
(f)
0.11
(e)
Ratio of net expenses to average net assets 0.11
(e),(f)
0.11
(f)
0.11
(f)
0.11
(f)
0.11
(e)
Ratio of net investment income to average net assets 1.89
(e),(f)
2.8 4
(f)
2.90
(f)
2.00
(f)
2.63
(e)
Portfolio Turnover Rate
(g)
19.14 19.90 15.00 17.42 12.84
Net Assets, end of period ($ x 1,000) 98,151 86,303 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 39.48 40.68 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
0.90 1.47 0.96 0.55 0.32
Net realized and unrealized gain (loss) on investments 1.04
(c)
(1.31) (8.68) (0.75) 0.33
Total from Investment Operations 1.94 0.16 (7.72) (0.20) 0.65
Distributions: – – – – –
Dividends from net investment income (0.79) (1.37) (0.92) (0.77) (0.38)
Transaction fees
(b)
0.03 0.01 0.02 — —
Net asset value, end of period 40.66 39.48 40.68 49.30 50.27
Market price, end of period 40.68 39.52 40.66 49.33 50.29
Net Asset Value Total Return (%)
(d)
4.94 0.31 (15.82) (0.41) 1.30
Market Price Total Return (%)
(d)
4.91 0.44 (15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e),(f)
–
(f)
–
(f)
–
(f)
–
(e)
Ratio of net investment income to average net assets 4.35
(e),(f)
3.53
(f)
2.15
(f)
1.12
(f)
1.20
(e)
Portfolio Turnover Rate
(g)
32.06 64.39 84.75 105.97 27.32
Net Assets, end of period ($ x 1,000) 1,729,871 540,915 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 44.59 45.83 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
1.77 3.53 2.76 2.80 1.70
Net realized and unrealized gain (loss) on investments 2.15 (0.67) (9.25) 2.66 3.74
Total from Investment Operations 3.92 2.86 (6.49) 5.46 5.44
Distributions: – – – – –
Dividends from net investment income (1.65) (4.10) (2.93) (2.87) (1.38)
Dividends from net realized gain on investments — — (0.98) (0.42) —
Total Distributions (1.65) (4.10) (3.91) (3.29) (1.38)
Transaction fees
(b)
0.00
(c)
— — — —
Net asset value, end of period 46.86 44.59 45.83 56.23 54.06
Market price, end of period 46.80 44.61 45.76 56.24 54.08
Net Asset Value Total Return (%)
(d)
8.86 6.30 (12.09) 10.27 10.94
Market Price Total Return (%)
(d)
8.68 6.53 (12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(e),(f)
0.22
(f)
0.22
(f)
0.22
(f)
0.22
(e)
Ratio of net investment income to average net assets 7.60
(e),(f)
7.60
(f)
5.51
(f)
4.98
(f)
6.06
(e)
Portfolio Turnover Rate
(g)
56.15 39.89 35.81 61.03 39.43
Net Assets, end of period ($ x 1,000) 269,437 53,512 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of thirteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY
Mellon Core Bond ETF and BNY Mellon High Yield Beta ETF
(each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned
subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as each fund’s investment adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an
indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as each fund’s sub-adviser, except for
BNY Mellon High Yield Beta ETF. Insight North America LLC
(“INA”), an indirect wholly-owned subsidiary of BNY Mellon
and an affiliate of the Adviser, serves as BNY Mellon High Yield
Beta ETF’s sub-adviser. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
Effective November 15, 2023, each of BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF and BNY Mellon Emerging Markets
Equity ETF changed its benchmark and its investment objective.
Beginning November 15, 2023, the objective of each fund is
to seek to track the performance of the underlying index as
reflected in the table below.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States 600 Index TR, Solactive
GBS Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Solactive Indexes”). The
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and
BNY Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the "BNY Mellon Equity ETFs") are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the
Solactive Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the
Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive
Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.
†††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“Fund Shares.” Fund Shares are listed and traded on NYSE Arca,
Inc. The market price of each Share may differ to some degree from a fund’s net asset value (“NAV”). Unlike conventional
mutual funds, each fund issues and redeems Shares on a
continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual Fund Shares
may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases
 Fund Name Previous Underlying Index Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar
®
US Large Cap Index
SM †
Solactive GBS United States 500 Index TR
††
BNY Mellon US Mid Cap Core Equity ETF Morningstar
®
US Mid Cap Index
SM †
Solactive GBS United States 400 Index TR
††
BNY Mellon US Small Cap Core Equity ETF Morningstar
®
US Small Cap Index
SM †
Solactive GBS United States 600 Index TR
††
BNY Mellon International Equity ETF Morningstar
®
Developed Markets ex-US Large
Cap Index
SM †
Solactive GBS Developed Markets ex United
States Large & Mid Cap USD Index NTR
††
BNY Mellon Emerging Markets Equity ETF Morningstar
®
Emerging Markets Large Cap
Index
SM †
Solactive GBS Emerging Markets Large & Mid
Cap USD Index NTR
††
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
†††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total
Return Index
†††

of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. Each fund is an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. Each fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain
factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of
restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2024 in valuing each fund’s investments:
Fair Value Measurements
Marie
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 2,246,265,774 — — 2,246,265,774
Investment Companies 3,817,653 — — 3,817,653
Investment of Cash Collateral for Securities
Loaned 511,356 — — 511,356
Liabilities ($)
Other Financial Instruments:
Futures
††
(156,508) — — (156,508)
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 465,931,196 — — 465,931,196
Investment Companies 1,189,237 — — 1,189,237
Investment of Cash Collateral for Securities
Loaned 4,566,967 — — 4,566,967
Liabilities ($)
Other Financial Instruments:
Futures
††
(42,218) — — (42,218)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 111,718,576 — — 111,718,576
Investment Companies 325,317 — — 325,317
Investment of Cash Collateral for Securities
Loaned 1,998,010 — — 1,998,010
Liabilities ($)
Other Financial Instruments:
Futures
††
(17,308) — — (17,308)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 618,006,296 — 0 618,006,296
Preferred Stocks 2,311,790 — — 2,311,790
Warrants — — — —
Investment Companies 256,068 — — 256,068
Investment of Cash Collateral for Securities
Loaned 513,181 — — 513,181
Liabilities ($)
Other Financial Instruments:
Futures
††
(100,970) — — (100,970)
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 96,296,860 — 0 96,296,860
Preferred Stocks 2,095,513 — 0 2,095,513
Investment Companies 219,995 — — 219,995
Investment of Cash Collateral for Securities
Loaned 169,334 — — 169,334
Liabilities ($)
Other Financial Instruments:
Futures
††
(972) — — (972)

†
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 8,233,268 — 8,233,268
Commercial Mortgage-Backed Securities — 14,051,586 — 14,051,586
Corporate Bonds — 428,689,682 — 428,689,682
Foreign Governmental — 29,578,236 — 29,578,236
Municipal Securities — 6,708,616 — 6,708,616
Supranational Bank — 24,344,827 — 24,344,827
U.S. Government Agencies — 471,133,018 — 471,133,018
U.S. Treasury Government Securities — 733,037,082 — 733,037,082
Investment Companies 47,837,433 — — 47,837,433
Investment of Cash Collateral for Securities
Loaned 4,701,289 — — 4,701,289
Liabilities ($)
TBA Sale Commitments — (180,551) — (180,551)
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 264,330,757 — 264,330,757
Investment Companies 3,970,666 — — 3,970,666
Investment of Cash Collateral for Securities
Loaned 11,503,526 — — 11,503,526
Other Financial Instruments:
Futures
††
3,573 — — 3,573
Centrally Cleared Credit Default Swaps
††
— 0 — 0
Liabilities ($)
Other Financial Instruments:
Futures
††
(38,333) — — (38,333)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the
Statement of Assets and liabilities.
Common Stocks ($)
BNY Mellon International Equity ETF
Balance as of 10/31/2023
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 4/30/2024
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2024 —
Common Stocks ($)
BNY Mellon Emerging Markets Equity ETF
Balance as of 10/31/2023
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 4/30/2024
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2024 —

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(b) Foreign currency transactions: Each relevant fund does
not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
April
30, 2024
, if any, are disclosed in the funds’ Statements of Assets
and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. Any non-
cash collateral received cannot be sold or re-pledged by each fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each fund’s Statement of
Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The
Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes
the amount BNY Mellon earned from each relevant fund from
lending portfolio securities, pursuant to the securities lending agreement during the period ended April 30, 2024.
For financial reporting purposes, the funds elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore,
all qualifying transactions are presented on a gross basis in the
Statements of Assets and Liabilities. As of April 30, 2024, the
funds had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Securities Lending Agreement
BNY Mellon US Large Cap Core Equity ETF $ 5,672
BNY Mellon US Mid Cap Core Equity ETF 3,622
BNY Mellon US Small Cap Core Equity ETF 3,144
BNY Mellon International Equity ETF 597
BNY Mellon Emerging Markets Equity ETF 411
BNY Mellon Core Bond ETF 6,078
BNY Mellon High Yield Beta ETF 5,799
Assets ($) Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Securities Lending 23,413,922 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 23,413,922 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (23,413,922)
†
—
Net Amount — —
BNY Mellon US Mid Cap Core Equity ETF
Securities Lending 11,518,681 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 11,518,681 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (11,518,681)
†
—
Net Amount — —
BNY Mellon US Small Cap Core Equity ETF
Securities Lending 4,015,591 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 4,015,591 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (4,015,591)
†
—
Net Amount — —

(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser or its affiliates are defined as
“affiliated” under the Act.
(e) Market Risk: The value of the securities in which each
fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In
addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
To the extent each relevant fund
invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency
fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information,
political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government
restrictions by the United States and other governments, or
problems in share registration, settlement or custody, may
result in losses and/or may impact the correlation between
each fund and index performance. Investments denominated
in foreign currencies are subject to the risk that such
currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To
the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade
is open, there may be deviations between the current price
of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those
of ETFs that invest in domestic securities.
Emerging Market Risk:
The securities of issuers located or
doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may
be less information publicly available about an emerging
market issuer than about a developed market issuer and/
or the available information may be outdated or unreliable.
In addition, emerging market issuers may not be subject to
accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures
and less stable political systems than those of developed
countries. Additionally, investments in these countries may
have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain
judgments in foreign courts. Investments in these countries
may be subject to political, economic, legal, market and
currency risks. The risks may include less protection of
property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a
Assets ($) Liabilities ($)
BNY Mellon International Equity ETF
Securities Lending 2,359,928 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 2,359,928 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (2,359,928)
†
—
Net Amount — —
BNY Mellon Emerging Markets Equity ETF
Securities Lending 159,183 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 159,183 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (159,183)
†
—
Net Amount — —
BNY Mellon Core Bond ETF
Securities Lending 80,602,536 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 80,602,536 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (80,602,536)
†
—
Net Amount — —
BNY Mellon High Yield Beta ETF
Securities Lending 12,111,314 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 12,111,314 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (12,111,314)
†
—
Net Amount — —
†
The value of the related collateral received by each fund normally exceeded the value of the securities loaded by each fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between each fund and index performance.
Fixed-Income Market Risk:
Each of BNY Mellon Core
Bond ETF and BNY Mellon High Yield Beta ETF invests in
fixed-income securities. The market value of a fixed-income
security may decline due to general market conditions that
are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in
the outlook for corporate earnings, changes in interest or
currency rates or adverse investor sentiment generally. The
fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions
or credit tightening. Increases in volatility and decreases
in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
High Yield Securities Risk:
BNY Mellon High Yield Beta
ETF invests in high yield securities. High yield (“junk”)
securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high
yield securities can fall in response to bad news about the
issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Authorized Participants, Market Makers and Liquidity
Providers Risk:
Each fund has a limited number of financial
institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund. In addition, there may be a limited number of market
makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or
redemption orders and no other Authorized Participants step
forward to perform these services, or (ii) market makers and/
or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core
Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY
Mellon US Small Cap Core Equity ETF, BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
normally declare and pay dividends from net investment income quarterly. BNY Mellon Core Bond ETF and BNY Mellon High
Yield Beta ETF normally declare and pay dividends from net
investment income monthly. Income dividends for each fund
may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the period ended April 30, 2024, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended October 31,
2023 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023.
Capital Loss Carryover
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $ 11,461,233 $ 6,266,265 $17,727,498
BNY Mellon US Mid Cap Core Equity ETF 6,152,170 4,995,072 11,147,242
BNY Mellon US Small Cap Core Equity ETF 6,321,163 5,123,505 11,444,668
BNY Mellon International Equity ETF 6,083,116 2,906,206 8,989,322
BNY Mellon Emerging Markets Equity ETF 1,794,704 1,381,233 3,175,937
BNY Mellon Core Bond ETF 5,647,114 7,080,236 12,727,350
BNY Mellon High Yield Beta ETF 1,535,041 943,335 2,478,376

The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal period
ended October 31, 2023. The tax character of current year
distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
NOTE 3—Management Fee, Sub-Advisory Fee and
Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual
rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF and BNY
Mellon High Yield Beta ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the
fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding
shareholder meetings, fees and expenses associated with the
fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY
Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity
ETF and BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended April 30, 2024, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the period ended April 30, 2024.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets, except for BNY Mellon High Yield Beta ETF which
pays INA a monthly fee at an annual percentage of the value
of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which
each fund may rely, to use a manager of managers approach
that permits the Adviser, subject to certain conditions and
approval by the Board, to enter into and materially amend sub-
investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser
Ordinary
Income
†
2023
BNY Mellon US Large Cap Core Equity ETF $20,945,065
BNY Mellon US Mid Cap Core Equity ETF 5,046,679
BNY Mellon US Small Cap Core Equity ETF 1,210,938
BNY Mellon International Equity ETF 12,099,003
BNY Mellon Emerging Markets Equity ETF 2,258,499
BNY Mellon Core Bond ETF 14,363,073
BNY Mellon High Yield Beta ETF 11,992,910
†
Includes short-term capital gain distributions, if any.
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon High Yield Beta ETF 0.22%
BNY Mellon US Large Cap Core Equity ETF $ 2,123
BNY Mellon US Mid Cap Core Equity ETF —
BNY Mellon US Small Cap Core Equity ETF —
BNY Mellon International Equity ETF —
BNY Mellon Emerging Markets Equity ETF —
BNY Mellon Core Bond ETF 17,384
BNY Mellon High Yield Beta ETF —

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents
filed with the SEC and provided to shareholders; such fees
are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the
Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon and INA as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated
as a percentage of each fund’s average daily net assets). The
Adviser, and not the funds, pays the Mellon and INA fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the
Adviser from the unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the period ended
April 30, 2024.
TBA Securities: During the period ended April 30, 2024,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected
in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable
securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
Management Fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $ — $ 344
BNY Mellon US Mid Cap Core Equity ETF 15,192 —
BNY Mellon US Small Cap Core Equity ETF 3,624 —
BNY Mellon International Equity ETF 20,146 —
BNY Mellon Emerging Markets Equity ETF 8,76 1 —
BNY Mellon Core Bond ETF — 3,505
BNY Mellon High Yield Beta ETF 49,792 —
Purchases and Sales
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 338,565,931 $ 339,212,994
BNY Mellon US Mid Cap Core Equity ETF 379,899,758 380,456,241
BNY Mellon US Small Cap Core Equity ETF 55,356,034 55,201,051
BNY Mellon International Equity ETF 71,344,355 70,664,056
BNY Mellon Emerging Markets Equity ETF 18,029,630 18,239,380
BNY Mellon Core Bond ETF 814,071,810 436,811,031
BNY Mellon High Yield Beta ETF 118,196,765 117,972,584

requirements. Each type of derivative instrument that was held by the fund during the
period ended April 30, 2024
is discussed
below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF,
BNY Mellon Emerging Markets Equity ETF and BNY Mellon
High Yield Beta ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or
a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the
Statements of Operations.
When the contracts are closed, the
fund recognizes a realized gain or loss
which is reflected in the
Statements of Operations.
There is minimal counterparty credit
risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2024, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April
30, 2024 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statements of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2024 is shown below:
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of
Operations during the period ended April 30, 2024 is shown
below:
The following table summarizes the monthly average market
value of derivatives outstanding during the period ended April
30, 2024:
Derivative
Assets ($)
Derivative Liabilities
($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
– (156,508)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
– (42,218)
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
– (17,308)
BNY Mellon International Equity ETF
Equity risk
(a)
– (100,970)
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
– (972)
BNY Mellon High Yield Beta ETF
Interest rate risk
(a)
3,573 (38,333)
Credit risk
(b)
0 –
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the
Statements of Assets and Liabilities.
Amount of realized gain (loss) on derivatives ($)
Underlying Risk Futures Swap Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 1,006,865 — 1,006,865
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 361,736 — 361,736
BNY Mellon US Small Cap Core Equity ETF
Equity risk 93,007 — 93,007
BNY Mellon International Equity ETF
Equity risk 304,199 — 304,199
BNY Mellon Emerging Markets Equity ETF
Equity risk 28,334 — 28,334
BNY Mellon High Yield Beta ETF
Interest rate risk (35,903) — (35,903)
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying Risk Futures Swap Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (54,761) — (54,761)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (22,689) — (22,689)
BNY Mellon US Small Cap Core Equity ETF
Equity risk (5,152) — (5,152)
BNY Mellon International Equity ETF
Equity risk (2,159) — (2,159)
BNY Mellon Emerging Markets Equity ETF
Equity risk 6,737 — 6,737
BNY Mellon High Yield Beta ETF
Interest rate risk (34,760) — (34,760)

The following table summarizes the monthly average notional
value of derivatives outstanding during the period ended April
30, 2024:
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments for each fund at April 30, 2024.
At April 30, 2024, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the period ended April 30, 2024.
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures-long $ 5,597,109
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures-long 1,763,338
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures-long 432,805
BNY Mellon International Equity ETF
Equity risk futures-long 2,589,187
BNY Mellon Emerging Markets Equity ETF
Equity risk futures-long 390,649
BNY Mellon High Yield Beta ETF
Interest rate risk futures-long 922,431
Interest rate risk futures-short 1,743,531
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements-sell protection $ 214,286
Accumulated Net Unrealized Appreciation (Depreciation)
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 405,951,288 $ (46,946,518) $ 359,004,770
BNY Mellon US Mid Cap Core Equity ETF 53,162,656 (16,826,165) 36,336,491
BNY Mellon US Small Cap Core Equity ETF 10,998,114 (8,522,623) 2,475,491
BNY Mellon International Equity ETF 88,173,954 (23,276,703) 64,897,251
BNY Mellon Emerging Markets Equity ETF 17,663,995 (8,349,744) 9,314,251
BNY Mellon Core Bond ETF 561,510 (91,136,396) (90,574,886)
BNY Mellon High Yield Beta ETF 1,802,980 (5,641,15 3 ) (3,838,17 3 )

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
NOTE 6—Subsequent Event:
Effective on or about July 1, 2024 (the “Effective Date”),
BNY Mellon High Yield Beta ETF (the “fund”) will no longer
be an “index fund” that seeks to track the performance of its benchmark index and instead will be managed using an “active”
investment strategy, process and approach. Accordingly, as of the Effective Date, the fund’s name will be changed to “BNY
Mellon High Yield ETF”. Also as of the Effective Date, the
fund’s investment objective will be to seek total return consisting of capital appreciation and income, and the fund will seek to provide diversified investment exposure to the U.S. high yield bond market. While the fund will no longer be an index fund and will not attempt to replicate any index, the fund will normally invest substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg US Corporate High
Yield Total Return Index (the “Index”), ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index. The fund’s derivatives investments may include futures, total return swaps, structured notes and credit default swap indexes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities.
The fund’s policy with respect to the investment of at least 80%
of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. The fund considers high yield securities to be securities with ratings that qualify for inclusion in the Index. Please see the fund’s prospectus for more details.
In-Kind Transactions
Cost of Securities
Received
Value of Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 482,706,390 $ 284,591,138
BNY Mellon US Mid Cap Core Equity ETF 168,173,593 211,961,915
BNY Mellon US Small Cap Core Equity ETF 18,531,449 19,274,341
BNY Mellon International Equity ETF 100,146,912 —
BNY Mellon Emerging Markets Equity ETF — —
BNY Mellon Core Bond ETF 900,911,885 50,086,675
BNY Mellon High Yield Beta ETF 228,342,529 18,218,736

INFORMATION ABOUT THE REVIEW AND RENEWAL OF EACH FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held February 23, 2024, the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended, evaluated (i) proposals to continue the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
with respect to the BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, and BNY Mellon High Yield Beta ETF (each a
“fund” and collectively, the “funds”); (ii) proposals to continue the sub-investment advisory agreement between the Adviser and
Mellon Investments Corporation (“Mellon”), an affiliate of the
Adviser, on behalf of BNY Mellon US Large Cap Core Equity
ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon
US Small Cap Core Equity ETF, BNY Mellon International
Equity ETF, BNY Mellon Emerging Markets Equity ETF, and
BNY Mellon Core Bond ETF; and (iii) a proposal to continue
the sub-investment advisory agreement between the Adviser
and Insight North America LLC (“INA”), an affiliate of the
Adviser, on behalf of BNY Mellon High Yield Beta ETF
(each sub-investment advisory agreement collectively with the
Agreement, the “Agreements”; Mellon and INA each, a “Sub-
Adviser” and collectively, the “Sub-Advisers”). The Trustees also met separately to consider the Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and each Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and
Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the
(i) nature, extent and quality of services provided by the Adviser and each Sub-Adviser under each respective Agreement, (ii)
investment performance of the funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the funds,
(iv) fees charged to comparable funds, (v) other benefits to the
Adviser, each Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the funds grow.
The Board considered the Agreements for each fund and the
engagement of the Adviser and each Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of
investment company data, which included information (i)
measuring each fund’s performance by how well it tracked
the relevant benchmark index; (ii) comparing each fund’s
performance with the performance of comparable funds
selected by Broadridge for periods ended December 31, 2023;
and (iii) comparing each fund’s actual management fees and total expenses with those of comparable funds selected by Broadridge, information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and each Sub-Adviser. In doing so,
the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior
to and at the meeting. The Board reviewed the Agreements
and the Adviser’s and each Sub-Adviser’s responsibilities for managing investment operations of each of the applicable funds in accordance with each such fund’s investment objective and policies, and applicable legal and regulatory requirements. The
Board appreciated the nature of the funds as exchange-traded funds and considered the background and experience of the
Adviser’s and each Sub-Adviser’s senior management, including those individuals responsible for portfolio management and
regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and each Sub-Adviser, including those associated with monitoring and ensuring each applicable fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about each Sub-Adviser’s best execution procedures as well as the
Adviser’s and each Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including each Sub-Adviser. With respect to the Sub-Advisers, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by each Sub-
Adviser.
Investment Performance
The Board then reviewed the funds’ performance, noting that
the distinctive indexed investment objective of each of the funds made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each fund achieved its objective as a passively-
managed index fund. The Board reviewed information regarding the funds’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory
arrangement with the funds to the Adviser and its affiliates.
The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated each fund’s unitary fee through review of comparative information with respect to fees paid by similar funds
- i.e., exchange-traded funds tracking similar indices. The Board reviewed the universe of similar exchange-traded funds for each fund based upon data independently obtained from Broadridge
and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund-by-fund analysis of

INFORMATION ABOUT THE REVIEW AND RENEWAL OF EACH FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS
(Unaudited) (continued)
the data. In certain instances, as considered appropriate by the
Board, the Board explored with management the differences
between a fund’s fee and fees paid by similar funds.
The Board considered the fee paid to each Sub-Adviser in relation to the fee paid to the Adviser by each fund and the respective services provided by each Sub-Adviser and the Adviser. The
Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser and not the funds.
Other Benefits
The Board also considered whether the Adviser, each Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor each Sub-
Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions. The Board noted The Bank of
New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the funds to clients.
Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as each fund’s assets grow in size. The Board noted that the advisory fee rate for each fund did not provide for breakpoints as assets of the fund increases.
However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been
taken into consideration for the funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the continuation of
the Agreements for each applicable fund. In approving the
continuance of the Agreements, the Board found that the
terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the applicable fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The funds of the Trust have adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule
22e-4 under the Investment Company Act of 1940, as amended.
Rule 22e-4 requires registered open-end funds, including
exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and
shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without
significantly diluting the interests of remaining investors. The
Board has appointed BNY Mellon ETF Investment Adviser,
LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a
relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-
traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to
sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed
15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-
kind policies and procedures governing how and when it will
engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been
reviewed and approved by the Board. Furthermore, at its
November 2023 meeting, the Board received a written report
prepared by the Program Administrator, for the period October
1, 2022 to September 30, 2023, addressing the operation of the
Program, assessing the Program’s adequacy and effectiveness
and describing any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program
approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program
Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts
and foreseeable stressed fund redemption forecasts, the Program
Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2024 BNY Mellon Securities Corporation
ETFSA0424
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon High Yield Beta ETF BKHY

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2024
BNY Mellon Concentrated International ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Information About the Review and Renewal of the Fund’s Management
and Sub-Investment Advisory Agreements 24
Liquidity Risk Management Program 27
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2023, through April 30, 2024, as provided by Fraser Fox, Jane
Henderson, Roy Leckie, Charlie Macquaker and Maxim Skorniakov, Portfolio Managers employed by the fund’s sub-adviser, Walter Scott & Partners Limited.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon Concentrated
International ETF (the “fund”) produced a net asset value total return of 15.35%.
1
In
comparison, the fund’s benchmark, the Morgan Stanley Capital International (MSCI)
Europe, Australasia and Far East (EAFE
®
) Index (the “Index”), produced a total
return of 18.63% for the same period.
2
International equity markets gained ground during the reporting period as economic growth remained generally positive, inflation eased and central banks slowed or paused monetary tightening policies. The fund underperformed the Index, primarily due to relative weakness in a few Canadian and Asian holdings.
The Fund’s Investment Approach
The fund seeks long-term total return. To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers “developed markets” to be countries included in the Index and Canada. “Foreign companies” are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United
States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries.
Economic Growth Drives Equity Gains
International equities generally appreciated during the reporting period as interest-rate hikes implemented by central banks gained traction in the fight against inflation. In the eurozone, inflation declined to 2.4% in November 2023, down from a peak of over 10% a year earlier. After climbing back to 2.9% in December, it eased again over the ensuing months, once more reaching 2.4% as of the end of the reporting period.
Most other developed economies experienced similar trends, prompting central banks to pause or slow the pace of interest-rate hikes designed to combat inflation. At the same time, most developed economies continued to produce positive growth despite high interest rates, although eurozone growth was lackluster compared with the United
States. Although Chinese economic data improved, the woes of some of the weaker players in the property market, along with Sino-Western political and economic rifts,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
dampened sentiment toward China-related stocks. Nevertheless, stocks in most of the world generally responded positively to this economic backdrop, with the strongest returns seen in cyclical, growth-oriented sectors, including information technology, industrials and financials.
Conversely, interest-rate-sensitive and traditionally defensive sectors lagged, with consumer staples and utilities trailing the Index average by a significant margin. The energy sector fared worst, hurt by falling oil and gas prices, as well as geopolitical challenges.
Stock Selections Drive Outperformance
As we have noted in previous reports, the fund’s sector and country exposures are a function of individual stock selections, and performance within sectors and countries is determined by those individual selections. It is also important to point out that the fund does not adopt a deliberate bias in favor of growth over value; rather we seek solely to invest the fund’s assets in quality businesses that can deliver sustainable, long-term growth based on all of a company’s fundamental aspects, including growth, profitability, return structure, balance sheet strength, sustainability credentials and valuation.
The fund’s underperformance relative to the Index during the reporting period was caused by the disappointing performance of certain individual holdings, primarily in Canada and Asia. In Canada, shares in convenience store company Alimentation
Couche-Tard, Inc. lagged after the company reported weaker-than-expected demand in its third quarter 2023 report. In Asia, shares in Hong-Kong-based insurers AIA
Group Ltd. and Prudential PLC were hurt by negative sentiment toward China. In
Japan, shares in air conditioning company Daikin Industries Ltd. lost ground after the company reported weakness in its European and U.S. markets.
On the positive side, shares in Taiwan Semiconductor Manufacturing Company
Co. Ltd. (“TSMC”) rose sharply, reflecting the company’s strong outlook for 2024, with artificial intelligence infrastructure-related demand expected to drive growth.
Other strong-performing information technology holdings included Netherlands-
based semiconductor lithography company ASML Holding NV and Germany-based enterprise software business SAP SE. In other sectors, shares in Denmark-based pharmaceutical company Novo Nordisk A/S and Japan-based special chemicals producer Shin-Etsu Chemical Co. Ltd. significantly outperformed the Index.
Monitoring Developments in Interest Rates and Inflation
While inflation remains an issue in the United States, the world’s largest economy continues to display reasonably strong growth despite high interest rates. Growth has lagged in Europe, but with inflation slowing and labor markets remaining tight, some of the economic clouds seem to be lifting, albeit slowly, and the European Central
Bank appears close to cutting interest rates. In Japan, with wages continuing to rise,

5
there are hopes of a sustained move toward real wage growth, which may help propel the economy out of its deflationary orbit. The Japanese market may also be supported by corporate governance reforms and the beneficial impact on competitiveness of yen weakness, although currency factors are likely to prove dilutive of returns for overseas investors. A number of Japanese companies have endured difficult conditions in China but are now showing signs of improvement. Indeed, while China remains on a slower growth trajectory and Sino-Western tensions continue to run high, China is still intertwined with the global economy and offers opportunities for international and domestic companies alike.
Our optimistic long-term view of equity returns is not founded on making macro calls but on the fundamental merits of each company held in the fund. Some are continuing to navigate macro headwinds, but we believe all remain well positioned to take advantage of long-term trends that will outlast any short-term market or economic shifts. As of April 30, 2024, the fund held materially overweight exposure, relative to the Index, to the information technology and health care sectors, and more mildly overweight positions in consumer staples and consumer discretionary. As of the same date, the fund held significantly underweight exposure to financials and no exposure to communication services. On a geographic basis, the fund held an out-of-
Index position in Canada and underweight exposure to Japan, relative to the Index.
The portfolio’s sector and country exposures are entirely a function of bottom-up stock selection.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2023 to April 30, 2024 . The information under each column in the table below entitled “Actual” provides information about how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses.
You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2024
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,153.50 1,020.89 4.28 4.02 0.80

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
8
Description Shares Value ($)
Common Stocks – 98.4%
Australia – 2.9%
CSL Ltd. 18,565 3,328,420
Canada – 8.2%
Alimentation Couche-Tard, Inc. 111,626 6,186,804
Canadian National Railway Co. 26,770 3,249,191
9,435,995
Denmark – 8.0%
Coloplast A/S, Class B 25,145 3,045,219
Novo Nordisk A/S, Class B 48,136 6,216,651
9,261,870
Finland – 2.5%
Kone OYJ, Class B 59,924 2,928,955
France – 14.8%
Air Liquide SA 22,088 4,334,484
L'Oréal SA 7,019 3,293,281
LVMH Moet Hennessy Louis Vuitton SE 5,311 4,389,228
TotalEnergies SE 70,356 5,150,015
17,167,008
Germany – 10.4%
adidas AG 14,100 3,406,764
Merck KGaA 24,985 3,971,608
SAP SE 25,770 4,667,053
12,045,425
Hong Kong – 7.2%
AIA Group Ltd. 387,804 2,865,388
CLP Holdings Ltd. 423,095 3,337,078
Prudential PLC 241,540 2,115,728
8,318,194
Ireland – 3.2%
Experian PLC 91,094 3,692,523
Japan – 13.7%
Daikin Industries Ltd. 18,800 2,592,055
Hoya Corp. 28,200 3,302,501
Keyence Corp. 8,800 3,922,519
Shin-Etsu Chemical Co. Ltd. 91,800 3,605,878
SMC Corp. 4,700 2,488,945
15,911,898
Netherlands – 4.0%
ASML Holding NV 5,170 4,594,366

9
Description Shares Value ($)
Common Stocks – 98.4% (continued)
Singapore – 3.1%
CapitaLand Ascendas REIT
(a)
1,880,000 3,580,821
Spain – 3.6%
Amadeus IT Group SA 65,690 4,189,444
Switzerland – 7.6%
Nestle SA 31,960 3,205,561
Roche Holding AG 10,481 2,515,212
SGS SA 35,489 3,129,441
8,850,214
Taiwan – 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 35,250 4,841,235
United Kingdom – 5.0%
Compass Group PLC 206,841 5,768,773
Total Common Stocks (cost $105,040,686) 113,915,141
Investment Companies – 1.2%
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional
Shares, 5.28%
(b)(c)
(cost $1,368,554) 1,368,554 1,368,554
Total Investments (cost $106,409,240) 99.6% 115,283,695
Cash and Receivables (Net) 0.4% 454,850
Net Assets 100.0% 115,738,545
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2024.

STATEMENT OF INVESTMENTS
(continued)
10
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 19.4
Industrials 15.5
Information Technology 15.6
Consumer Discretionary 15.4
Consumer Staples 10.9
Materials 6.8
Energy 4.5
Financials 4.3
Real Estate 3.1
Utilities 2.9
Registered Investment Companies 1.2
99.6
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 1.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,327,741 3,287,450 (3,246,637) 1,368,554 46,061
Total – 1.2% 1,327,741 3,287,450 (3,246,637) 1,368,554 46,061
1
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
11
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 105,040,686 113,915,141
Affiliated issuers 1,368,554 1,368,554
Cash denominated in foreign currency 137,384 136,837
Tax reclaim receivable—Note 2(b) 233,704
Dividends receivable 157,754
115,811,990
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 73,445
73,445
Net Assets ($) 115,738,545
Composition of Net Assets ($):
Paid-in capital 105,947,457
Total distributable earnings (loss) 9,791,088
Net Assets ($) 115,738,545
Shares outstanding no par value (unlimited shares
authorized): 2,350,001
Net asset value per share 49.25
Market price per share 48.99

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
12
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $148,601 foreign taxes withheld at source):
Unaffiliated issuers 1,215,356
Affiliated issuers 46,061
Total Income 1,261,417
Expenses:
Management fee—Note 3(a) 415,643
Total Expenses 415,643
Net Investment Income 845,774
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 109,776
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 10,438,694
Net Realized and Unrealized Gain (Loss) on Investments 10,548,470
Net Increase (Decrease) in Net Assets Resulting from Operations 11,394,244

STATEMENT OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations ($):
Net investment income 845,774 876,071
Net realized gain (loss) on investments 109,776 (16,328)
Net change in unrealized appreciation (depreciation)
on investments 10,438,694 7,432,115
Net Increase (Decrease) in Net Assets Resulting
from Operations 11,394,244 8,291,858
Distributions ($):
Distributions to shareholders (826,298) (281,640)
Beneficial Interest Transactions ($):
Proceeds from shares sold 36,355,864 4,522,946
Transaction fees—Note 5 981 —
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 36,356,845 4,522,946
Total Increase (Decrease) in Net Assets 46,924,791 12,533,164
Net Assets ($):
Beginning of Period 68,813,754 56,280,590
End of Period 115,738,545 68,813,754
Changes in Shares Outstanding:
Shares sold 750,000 100,000
Net Increase (Decrease) in Shares Outstanding 750,000 100,000

FINANCIAL HIGHLIGHTS
14
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
For the Period from
December 8, 2021
(a)
to October 31, 2022
Per Share Data ($):
Net asset value, beginning of period 43.01 37.52 50.00
Investment Operations:
Net investment income
(b)
0.40 0.56 0.30
Net realized and unrealized gain (loss)
on investments 6.20 5.12 (12.78)
Total from Investment Operations 6.60 5.68 (12.48)
Distributions: – – –
Dividends from net investment income (0.36) (0.19) —
Transaction fees
(b)
0.00
(c)
— 0.00
(c)
Net asset value, end of period 49.25 43.01 37.52
Market price, end of period 48.99 43.32 37.12
Net Asset Value Total Return (%)
(d)
15.35 15.14 (24.96)
(e)
Market Price Total Return (%)
(d)
13.92 17.23 (25.76)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net
assets 0.80
(f)
0.80 0.80
(f)
Ratio of net investment income to
average net assets 1.63
(f)
1.23 0.82
(f)
Portfolio Turnover Rate
(g)
5.31 2.37 –
Net Assets, end of period ($ x 1,000) 115,739 68,814 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
15
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
16
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

17
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 113,915,141 — — 113,915,141
Investment Companies 1,368,554 — — 1,368,554
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
18
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

19
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
20
fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $10,873 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023. These long-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2023 were as follows: ordinary income $281,640. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.80% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

21
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.40%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $73,445.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
22
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2024, amounted to $6,065,331 and $5,408,626, respectively.
At April 30, 2024, accumulated net unrealized appreciation on investments was
$8,874,455, consisting of gross appreciation of $14,838,122 and gross depreciation of $5,963,667.
At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.

23
Seed Capital: As of April 30, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY Mellon, held 123,252 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April
30, 2024, the fund had in-kind transactions associated with creations of $35,353,706 and redemptions of $0.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF
THE FUND’S MANAGEMENT AND SUB- INVESTMENT
ADVISORY AGREEMENTS
(Unaudited)
24
At a meeting held February 23, 2024, the Board of Trustees of the Trust (the
“Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement (the “Agreement”) between the Trust and
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY
Mellon Concentrated International ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Walter Scott &
Partners Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (the sub-investment advisory agreement collectively with the Agreement, the
“Agreements”). The Trustees also met separately to consider the Agreements. The
Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-
Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi)
extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed foreign large growth exchange-traded funds (“ETFs”) (the
“Performance Group”) and with a broader group of retail and institutional foreign large growth funds and ETFs (the “Performance Universe”) for the periods ended
December 31, 2023; and (ii) comparing the fund’s contractual management fees and total expenses with a group of actively-managed foreign large growth ETFs (the
“Expense Group”) and, with respect to total expenses, with a broader group of actively-
managed foreign large growth ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s
responsibilities for managing investment operations of the fund in accordance with

25
the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-
Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance
Group and Performance Universe medians for the one-year and two-year periods.
Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed foreign large growth ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S
MANAGEMENT AND SUB- INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
26
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the
Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon
Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
27
The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
28
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2024 BNY Mellon Securities Corporation
4864SA0424
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Concentrated International ETF BKCI

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2024
BNY Mellon Global Infrastructure Income ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Financial Highlights 12
Notes to Financial Statements 13
Information About the Review and Renewal of the Fund’s Management, Sub-
Investment Advisory, and Sub-Sub-Investment Advisory Agreements 22
Liquidity Risk Management Program 25
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2023, through April 30, 2024, as provided by James A. Lydotes and Brock Campbell, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment
Management North America, LLC.
Market and Fund Performance Overview
For the six-month period ended April 30, 2024, the BNY Mellon Global Infrastructure
Income ETF (the “fund”) produced a net asset value total return of 12.00%.
1
In
comparison, the fund’s benchmark, the S&P Global Infrastructure NR Index (the
“Index”), produced a total return of 14.81% for the same period.
2
Equities gained ground as economic growth remained generally positive, inflation eased, and central banks slowed or paused monetary tightening policies. The fund underperformed the Index due to certain allocation positions and security selections.
The Fund’s Investment Approach
The fund seeks long-term total return (consisting of capital growth and income).
To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by dividend-
paying infrastructure companies.
The fund’s sub-adviser, Newton Investment Management North America, LLC
(“NIMNA”), an affiliate of the BNY Mellon ETF Investment Adviser, LLC, seeks to select for the fund securities of infrastructure companies that NIMNA believes benefit from consistent regulatory environments (a feature more common in developed markets than emerging markets), stable cash flows driven by sustainable business models, and consistent dividend payment profiles. NIMNA utilizes quantitative and fundamental research to select investments by focusing on infrastructure companies that it believes possess the most favorable combination of cash flow stability, dividend payment potential and valuation metrics (such as price to earnings ratio, price to book ratio and price to cash flow ratio). NIMNA’s fundamental research includes evaluating key areas such as balance sheet strength, competitive landscape, stock-price valuations, liquidity and analysis of regulatory environment.
Equities Gain Ground as Inflation Eases
Global equities climbed during the reporting period as interest-rate hikes implemented by central banks gained traction in the fight against inflation. In the United States, the
U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in 2024. Inflation proved sticky, remaining in a range of 3.1%−3.5% throughout the period despite the highest interest rates in decades. In the eurozone, inflation declined to 2.4% in November 2023, down from a peak of over 10% a year earlier. After climbing back to 2.9% in December, it eased again over the ensuing months, once more reaching 2.4% as of the end of the reporting period.
Most other developed economies experienced similar trends, prompting central banks

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
to pause or slow the pace of interest-rate hikes designed to combat inflation. At the same time, most advanced economies continued to produce positive growth, led by the
United States, despite high interest rates. Stocks generally responded positively to this economic backdrop, with the strongest returns seen in cyclical, growth-oriented sectors, while interest-rate-sensitive and traditionally defensive sectors lagged. Infrastructure stocks performed particularly well in the United States, bolstered by infrastructure-
targeted federal stimulus measures.
Certain Selections and Allocations Detract
The fund’s returns relative to the Index were hurt by an underweight allocation to
Mexico, with lack of exposure to Grupo Aeroportuario del Centro Norte a key detractor. Weak security selection in Spain, particularly holdings in utility Enagás
SA, undermined returns as well. From a sector perspective, overweight exposure to communication services and disappointing selection in industrials detracted.
On the positive side, security selection in the United States bolstered the fund’s performance relative to the Index, with U.S. based utility company Vistra Corp.
the main positive driver of performance. Vistra Corp., an independent power and renewables company, performed very well as investors began pricing in increased demand for energy, driven, in part, by the increased demand for energy from the growth of data centers. Data centers proliferated during the period, due to increasing demand related to artificial intelligence and the reshoring of supply chains, as well as incentives in the federal CHIPS and Science Act aimed at expanding semiconductor-
related infrastructure. We believe Vistra Corp. is well positioned to benefit from the supply/demand dynamics in energy, especially based on their geographical footprint in
Texas, which is the second-largest data center market in the United States.
Bullish on Infrastructure
We remain bullish on the outlook for infrastructure, given the evolving macro backdrop. The recent macroeconomic trends of slowing gross domestic product
(“GDP”), rising inflation, lower-than-expected change in nonfarm payrolls and increasing unemployment bode well for infrastructure, due to its relatively defensive nature and ability to pass through inflation. In addition, we believe the impact of the billions being spent on AI infrastructure is underappreciated across utilities, industrials and the energy complex. We continue to seek infrastructure companies within the fund’s investable universe that are well positioned to benefit from this long-term secular trend.
As of April 30, 2024, the fund continues to hold overweight exposure to communication services and utilities, and underweight exposure to industrials. At the country level, the fund holds overweight exposure to the United States and France, and underweight exposure to Australia and Canada. Within communication services, we remain positive on the outlook for the telecommunications industry, expressed through exposure to

5
U.S. and French telecommunications companies. We believe these companies are on the other side of a decade-long capital expenditure (“capex”) binge and are starting to pull capex budgets down now that much of the 5G buildout has been done. As they reduce capex spending, we expect free cash flow to increase, creating significant opportunities for valuation expansion and share price appreciation. We are currently seeking additional exposure to that same theme. We also remain bullish on the utilities sector, which remains the largest allocation in the fund. We are finding especially attractive opportunities in beaten-down U.S. shares, which significantly underperformed their
European counterparts in 2023 and now appear attractively valued, given our view of industry dynamics.
May 15, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The S&P Global Infrastructure NR Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2023 to April 30, 2024 . The information under each column in the table below entitled “Actual” provides information about how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses.
You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended April 30, 2024
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,120.00 1,021.63 3.43 3.27 0.65

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)
7
Description Shares Value ($)
Common Stocks – 98.7%
Belgium – 3.0%
Proximus SADP 86,223 636,300
Canada – 2.5%
Enbridge, Inc. 14,745 524,293
China – 3.1%
Jiangsu Expressway Co. Ltd., Class H 671,897 661,358
Finland – 2.0%
Fortum OYJ 32,418 428,305
France – 18.6%
Bouygues SA 20,984 775,062
Engie SA 16,407 284,881
Orange SA 126,444 1,406,763
Veolia Environnement SA 20,506 638,795
Vinci SA 7,151 841,379
3,946,880
Germany – 2.4%
Deutsche Post AG 11,949 500,643
Italy – 5.7%
ENEL SpA 98,315 648,523
Italgas SpA 99,038 549,606
1,198,129
Norway – 2.4%
SFL Corp. Ltd. 37,411 498,689
Spain – 2.8%
Enagas SA 8,435 123,865
Endesa SA 13,332 243,298
Redeia Corp. SA 13,755 229,732
596,895
United Kingdom – 6.4%
Drax Group PLC 117,761 762,226
SSE PLC 29,027 604,450
1,366,676
United States – 49.8%
Antero Midstream Corp. 71,441 988,743
AT&T, Inc. 45,011 760,236
Clearway Energy, Inc., Class C 43,414 1,015,019
Dominion Energy, Inc. 38,140 1,944,377
Exelon Corp. 23,263 874,223
Hess Midstream LP, Class A 24,339 829,960

STATEMENT OF INVESTMENTS
(continued)
8
See Notes to Financial Statements
Description Shares Value ($)
Common Stocks – 98.7% (continued)
United States – 49.8% (continued)
NextEra Energy Partners LP 35,522 1,007,404
OMEGA Healthcare Investors, Inc.
(a)
20,256 615,985
ONEOK, Inc. 10,910 863,199
PPL Corp. 22,121 607,443
Vistra Corp. 3,495 265,061
Williams Cos., Inc. (The) 20,166 773,568
10,545,218
Total Common Stocks (cost $19,882,820) 20,903,386
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional
Shares, 5.28%
(b)(c)
(cost $116,003) 116,003 116,003
Total Investments (cost $19,998,823) 99.2% 21,019,389
Cash and Receivables (Net) 0.8% 159,467
Net Assets 100.0% 21,178,856
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Utilities 48.2
Energy 21.2
Communication Services 13.2
Industrials 13.2
Real Estate 2.9
Registered Investment Companies 0.5
99.2
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
4/30/24
Dividends/
Distributions ($)
Investment Companies – 0.5%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 408,439 903,342 (1,195,778) 116,003 3,324
Total – 0.5% 408,439 903,342 (1,195,778) 116,003 3,324
1
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
9
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 19,882,820 20,903,386
Affiliated issuers 116,003 116,003
Cash denominated in foreign currency 6 6
Dividends receivable 122,432
Tax reclaim receivable—Note 2(b) 47,889
21,189,716
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 10,860
10,860
Net Assets ($) 21,178,856
Composition of Net Assets ($):
Paid-in capital 19,848,245
Total distributable earnings (loss) 1,330,611
Net Assets ($) 21,178,856
Shares outstanding no par value (unlimited shares
authorized): 750,001
Net asset value per share 28.24
Market price per share 28.28

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
10
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $38,391 foreign taxes withheld at source):
Unaffiliated issuers 432,548
Affiliated issuers 3,324
Total Income 435,872
Expenses:
Management fee—Note 3(a) 54,168
Total Expenses 54,168
Net Investment Income 381,704
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 330,545
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 957,966
Net Realized and Unrealized Gain (Loss) on Investments 1,288,511
Net Increase (Decrease) in Net Assets Resulting from Operations 1,670,215

STATEMENT OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements
Six Months Ended
April 30, 2024
(Unaudited)
For the Period from
November 3, 2022
(a)
to October 31, 2023
Operations ($):
Net investment income 381,704 595,822
Net realized gain (loss) on investments 330,545 (80,748)
Net change in unrealized appreciation (depreciation)
on investments 957,966 61,846
Net Increase (Decrease) in Net Assets Resulting
from Operations 1,670,215 576,920
Distributions ($):
Distributions to shareholders (316,248) (600,276)
Return of capital — (23,072)
Total distributions (316,248) (623,348)
Beneficial Interest Transactions ($):
Proceeds from shares sold 5,685,712 14,182,951
Transaction fees—Note 5 2,390 264
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 5,688,102 14,183,215
Total Increase (Decrease) in Net Assets 7,042,069 14,136,787
Net Assets ($):
Beginning of Period 14,136,787 —
End of Period 21,178,856 14,136,787
Changes in Shares Outstanding:
Shares sold 200,000 550,001
Net Increase (Decrease) in Shares Outstanding 200,000 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
12
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
April 30, 2024
(Unaudited)
For the Period from
November 3, 2022
(a)
to October 31, 2023
Per Share Data ($):
Net asset value, beginning of period 25.70 25.00
Investment Operations:
Net investment income
(b)
0.63 1.22
Net realized and unrealized gain (loss) on investments 2.46 0.65
(c)
Total from Investment Operations 3.09 1.87
Distributions: – –
Dividends from net investment income (0.55) (1.13)
Return of capital — (0.04)
Total Distributions (0.55) (1.17)
Transaction fees
(b)
0.00
(d)
0.00
(d)
Net asset value, end of period 28.24 25.70
Market price, end of period 28.28 25.76
Net Asset Value Total Return (%)
(e)
12.00 7.33
(f)
Market Price Total Return (%)
(e)
11.91 7.56
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.65
(g)
0.65
(g)
Ratio of net investment income to average net assets 4.58
(g)
4.46
(g)
Portfolio Turnover Rate
(h)
14.73 53.98
Net Assets, end of period ($ x 1,000) 21,179 14,137
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX Exchange,
Inc.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
13
NOTE 1—Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Newton Investment Management
North America, LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of
BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund
Shares are listed and traded on Cboe BZX Exchange, Inc. The market price of each
Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by
Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the Cboe BZX
Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because
Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid)
and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
14
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

15
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 20,903,386 — — 20,903,386
Investment Companies 116,003 — — 116,003
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
16
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

17
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure company risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.
Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and
general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.  At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
18
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the one-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.

19
The fund has an unused capital loss carryover of $35,005 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2023 were as follows: ordinary income $600,276 and return of capital
$23,072. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
April 30, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
20
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.325%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $10,860.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended April 30,
2024, amounted to $2,423,392 and $2,489,641, respectively.
At April 30, 2024, accumulated net unrealized appreciation on investments was
$1,020,566, consisting of gross appreciation of $1,645,398 and gross depreciation of
$624,832.
At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is

21
in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of April 30, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY Mellon, held 246,201 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April
30, 2024, the fund had in-kind transactions associated with creations of $5,730,458 and redemptions of $0.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S
MANAGEMENT, SUB-INVESTMENT ADVISORY, AND SUB-SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
22
At a meeting held February 23, 2024, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the
Management Agreement (the “Management Agreement”) between the Trust and BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon
Global Infrastructure Income ETF (the “fund”); (ii) a proposal to continue the sub-
investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the "Sub-Adviser"), an
affiliate of the Adviser, on behalf of the fund; and (iii) a proposal to continue the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-
Adviser and Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments.
The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement
are each referred to herein as an “Agreement” and collectively, as the “Agreements”.
The Trustees also met separately to consider the Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, the Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under the respective
Management Agreement and Sub-Advisory Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser, the Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the
Agreements for the fund and the engagement of the Adviser, the Sub-Adviser and
NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other infrastructure exchange-traded funds (“ETFs”) (the “Performance Group”)
and with a broader group of retail and institutional infrastructure funds and ETFs
(the “Performance Universe”) for the one-year period ended December 31, 2023;
and (ii) comparing the fund’s contractual management fees and total expenses with a group of other infrastructure ETFs (the “Expense Group”) and, with respect to total

23
expenses, with a broader group of infrastructure ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to
Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the
Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the
Adviser’s, the Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The
Board also considered the portfolio management resources, structures and practices of the Adviser, the Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the
Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, the Sub-
Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was at the top of the
Performance Group and above the Performance Universe median for the one-year period. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S
MANAGEMENT, SUB-INVESTMENT ADVISORY, AND SUB-SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
24
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., other infrastructure ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the
Expense Group median and the Expense Universe median total expenses; however, the Board further noted the relatively small number of funds in the Expense Group and the Expense Universe. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions.
The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The
Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
25
The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
26
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2024 BNY Mellon Securities Corporation
4865SA0424
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Global Infrastructure Income ETF BKGI

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/25/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/25/2024

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    6/24/2024

* Print the name and title of each signing officer under his or her signature.